Schedule of Investments (unaudited)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2017-A, Class 7A, 2.35%, 05/15/25	$1,050	$1,077,054
Series 2018-2, Class A, 3.01%, 10/15/25	2,000	2,088,960
AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 10/18/24)	3,810	3,812,652
BA Credit Card Trust, Class A1, 0.44%, 09/15/26	5,020	5,018,594
Capital One Multi-Asset Execution Trust
Class A1, 0.55%, 07/15/26	2,500	2,504,936
Class A2, 1.39%, 07/15/30	1,000	1,006,149
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 04/15/24)	5,610	5,611,741
Ford Credit Auto Owner Trust Series 2020-C A40.51%, 08/15/26 (Call 09/15/24)	5,940	5,914,885
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 07/16/23)	1,569	1,586,048
Hyundai Auto Receivables Trust Series 2020-B A30.48%, 12/16/24 (Call 12/15/23)	1,840	1,844,916
Nissan Auto Receivables Owner Trust Series 2019-C, Class A4, 1.95%, 05/15/26 (Call 08/15/23)	1,500	1,540,861
Santander Drive Auto Receivables Trust
Series 2018-4, Class C, 3.56%, 07/15/24 (Call 07/15/22)	368	368,779
Series 2020-1, Class C, 4.11%, 12/15/25 (Call 04/15/23)	1,018	1,060,236
Toyota Auto Receivables Owner Trust Class A4, 0.53%, 10/15/26 (Call 03/15/25)	1,100	1,097,586
Series 2017-D, Class A4, 2.12%, 02/15/23 (Call 10/15/21)	277	277,954
Verizon Master Trust, Class A, 0.50%, 05/20/27 (Call 05/20/24)	1,910	1,912,225
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 05/15/23)	860	862,249
Total Asset-Backed Securities — 0.2%
(Cost: $37,436,493)		37,585,825

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Bank, Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 03/15/30)	690	708,525
BBCMS Mortgage Trust
Series 2020-C7, Class A4, 1.79%, 04/15/53 (Call 01/15/30)	3,000	2,993,569
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	1,330	1,354,446
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	4,650	4,887,147
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	520,523
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	750	875,769
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	3,000	3,315,004
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	2,500	2,895,734
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	2,400	2,375,822
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	$1,450	$1,464,513
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 12/15/30)	5,000	5,044,708
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 01/15/31)	15,000	15,247,811
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	1,280	1,416,818
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50 (Call 05/15/27)	1,000	1,106,833
Citigroup Commercial Mortgage Trust
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	3,600	3,870,391
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	1,000	1,090,303
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	750	838,583
COMM Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,200	2,350,851
Series 2013-CR9, Class A4, 4.25%, 07/10/45(a)	450	477,379
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	800	863,329
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	750	805,653
Series 2015-CR22, Class A5, 3.31%, 03/10/48	2,000	2,161,211
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	717,146
Series 2017-COR2, Class A3, 3.51%, 09/10/50 (Call 07/10/27)	1,000	1,113,661
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 03/15/28)(a)	1,750	1,998,229
Federal National Mortgage Association
Class A2, 1.61%, 04/25/31(a)	17,050	17,232,048
Class A2, 1.71%, 07/25/31	5,000	5,073,424
Series 2018-M3, Class A2, 3.09%, 02/25/30(a)	9,850	11,137,513
Freddie Mac Multifamily Structured Pass Through Certificates
Series A2, 2.28%, 07/25/26 (Call 07/25/26)	9,000	9,539,114
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	7,091	7,109,586
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	5,000	5,194,629
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	3,978	4,166,906
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	1,250	1,357,295
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4, 2.63%, 08/15/49 (Call 07/15/26)	2,000	2,107,149
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	769	814,130
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	1,000	1,077,435
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	2,500	2,735,691
Series 2015-C32, Class A5, 3.60%, 11/15/48 (Call 09/15/25)	2,500	2,711,101

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 07/15/27)	$1,000	$1,111,545
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	2,499	2,786,687
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 01/15/24)	2,000	2,148,645
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	2,500	2,696,213
Series 2014-C18, Class ASB, 3.62%, 10/15/47	529	551,550
Series 2015-C20, Class ASB, 3.07%, 02/15/48 (Call 07/15/24)	8,245	8,553,346
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	500	538,645
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	500	548,017
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 01/15/26)	2,000	2,183,747
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	1,000	1,155,846
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 06/15/28)	1,000	1,159,269
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	880	983,393
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	420	464,877
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	1,001,098
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	2,000	2,058,940
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54	920	952,646
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	508	529,965
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	1,107,238
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	5,000	5,553,640
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,200	1,345,412
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 09/15/28)	3,000	3,537,557
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	520	545,935
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 11/15/30)	2,120	2,156,548
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	3,470	3,690,607
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,325	3,405,492
		181,516,837
Total Collaterized Mortgage Obligations — 1.2%
(Cost: $178,120,484)		181,516,837
Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	$300	$311,529
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	200	209,688
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	500	518,190
7.75%, 04/15/28 (Call 04/15/24)(b)	470	489,670
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	690	706,491
3.38%, 03/01/41 (Call 09/01/40)	530	559,701
4.65%, 10/01/28 (Call 07/01/28)	405	480,824
4.75%, 03/30/30 (Call 12/30/29)	231	278,579
5.40%, 10/01/48 (Call 04/01/48)	259	354,985
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	265	261,987
3.75%, 02/15/28 (Call 02/15/23)	275	280,181
4.00%, 02/15/30 (Call 02/15/25)	280	285,793
4.88%, 01/15/29 (Call 01/15/24)	120	127,348
MDC Partners Inc., 7.50%, 05/01/24 (Call 05/01/22)(b)(c)	150	152,700
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	125	103,950
5.88%, 04/15/28 (Call 04/15/23)(b)	175	164,882
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	410	423,715
2.60%, 08/01/31 (Call 05/01/31)	385	398,271
4.20%, 06/01/30 (Call 03/01/30)	614	715,341
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	927	1,028,701
3.65%, 11/01/24 (Call 08/01/24)	656	715,525
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	265	266,002
4.63%, 03/15/30 (Call 03/15/25)(b)	250	251,950
5.00%, 08/15/27 (Call 08/15/22)(b)	390	399,777
6.25%, 06/15/25 (Call 06/15/22)(b)	70	74,449
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	475	508,031
WPP Finance 2010, 3.75%, 09/19/24	154	167,743
		10,236,003
Aerospace & Defense — 0.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	150	163,839
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	150	198,746
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	270	294,384
3.85%, 12/15/25 (Call 09/15/25)(b)	296	327,986
4.75%, 10/07/44(b)	196	253,028
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	885	872,575
3.00%, 09/15/50 (Call 03/15/50)(b)	825	829,736
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	1,550	1,554,960
1.43%, 02/04/24 (Call 02/04/22)	2,703	2,708,947
1.88%, 06/15/23 (Call 04/15/23)	180	183,492
2.20%, 02/04/26 (Call 02/04/23)	3,550	3,580,601
2.25%, 06/15/26 (Call 03/15/26)	722	740,707
2.60%, 10/30/25 (Call 07/30/25)	225	234,227
2.70%, 02/01/27 (Call 12/01/26)	569	591,316

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
2.75%, 02/01/26 (Call 01/01/26)	$228	$238,629
2.80%, 03/01/23 (Call 02/01/23)	60	61,961
2.80%, 03/01/24 (Call 02/01/24)	95	99,095
2.80%, 03/01/27 (Call 12/01/26)	880	918,016
2.85%, 10/30/24 (Call 07/30/24)	121	127,471
2.95%, 02/01/30 (Call 11/01/29)	900	929,196
3.10%, 05/01/26 (Call 03/01/26)	335	357,046
3.20%, 03/01/29 (Call 12/01/28)	194	204,631
3.25%, 02/01/28 (Call 12/01/27)	607	647,299
3.25%, 03/01/28 (Call 12/01/27)	593	628,378
3.25%, 02/01/35 (Call 11/01/34)	263	272,194
3.38%, 06/15/46 (Call 12/15/45)	184	179,577
3.45%, 11/01/28 (Call 08/01/28)	135	144,608
3.50%, 03/01/39 (Call 09/01/38)	155	158,244
3.55%, 03/01/38 (Call 09/01/37)	195	202,346
3.60%, 05/01/34 (Call 02/01/34)	194	207,021
3.63%, 02/01/31 (Call 11/01/30)	470	512,187
3.63%, 03/01/48 (Call 09/01/47)	155	156,034
3.65%, 03/01/47 (Call 09/01/46)	605	611,933
3.75%, 02/01/50 (Call 08/01/49)	225	233,759
3.83%, 03/01/59 (Call 09/01/58)	210	211,789
3.85%, 11/01/48 (Call 05/01/48)	92	96,391
3.90%, 05/01/49 (Call 11/01/48)	592	625,371
3.95%, 08/01/59 (Call 02/01/59)	635	661,689
4.51%, 05/01/23 (Call 04/01/23)	935	993,353
4.88%, 05/01/25 (Call 04/01/25)	1,606	1,800,856
5.04%, 05/01/27 (Call 03/01/27)	2,057	2,381,080
5.15%, 05/01/30 (Call 02/01/30)	1,674	1,992,930
5.71%, 05/01/40 (Call 11/01/39)	1,355	1,765,091
5.81%, 05/01/50 (Call 11/01/49)	2,091	2,849,468
5.88%, 02/15/40	442	576,881
5.93%, 05/01/60 (Call 11/01/59)	1,480	2,052,952
6.13%, 02/15/33	288	371,128
6.63%, 02/15/38	35	47,648
6.88%, 03/15/39	411	581,762
Embraer Netherlands Finance BV
5.05%, 06/15/25	519	544,908
5.40%, 02/01/27	310	327,537
6.95%, 01/17/28(d)	400	451,480
F-Brasile SpA / F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(b)	200	206,496
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(e)	135	136,719
1.88%, 08/15/23 (Call 06/15/23)	385	396,265
2.13%, 08/15/26 (Call 05/15/26)	715	754,361
2.25%, 11/15/22 (Call 08/15/22)	771	787,160
2.25%, 06/01/31 (Call 03/01/31)	170	177,521
2.38%, 11/15/24 (Call 09/15/24)	185	195,188
2.63%, 11/15/27 (Call 08/15/27)	215	232,374
2.85%, 06/01/41 (Call 12/01/40)	300	316,335
3.25%, 04/01/25 (Call 03/01/25)	485	526,817
3.38%, 05/15/23 (Call 04/15/23)	708	745,007
3.50%, 05/15/25 (Call 03/15/25)	294	322,906
3.50%, 04/01/27 (Call 02/01/27)	475	531,948
3.60%, 11/15/42 (Call 05/14/42)	125	146,833
3.63%, 04/01/30 (Call 01/01/30)	785	900,144
3.75%, 05/15/28 (Call 02/15/28)	755	865,638
4.25%, 04/01/40 (Call 10/01/39)	365	455,765
4.25%, 04/01/50 (Call 10/01/49)	345	450,101
Security	Par (000)	Value

Aerospace & Defense (continued)
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	$175	$190,152
4.95%, 08/15/25 (Call 05/15/25)	160	177,411
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	580	638,162
5.90%, 02/01/27	577	682,966
5.95%, 02/01/37	290	367,946
6.75%, 01/15/28	200	246,178
6.88%, 05/01/25 (Call 04/01/25)	560	651,504
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/21)(b)	137	143,133
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	303	297,891
2.90%, 12/15/29 (Call 09/15/29)	492	529,579
3.83%, 04/27/25 (Call 01/27/25)	285	313,469
3.85%, 06/15/23 (Call 05/15/23)	25	26,523
3.85%, 12/15/26 (Call 09/15/26)	322	363,374
3.95%, 05/28/24 (Call 02/28/24)	143	154,978
4.40%, 06/15/28 (Call 03/15/28)	934	1,090,991
4.85%, 04/27/35 (Call 10/27/34)	515	660,050
5.05%, 04/27/45 (Call 10/27/44)	193	258,699
6.15%, 12/15/40	15	22,056
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	118,125
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	489	497,523
2.80%, 06/15/50 (Call 12/15/49)(e)	373	383,604
2.90%, 03/01/25 (Call 12/01/24)	797	856,305
3.10%, 01/15/23 (Call 11/15/22)	145	150,145
3.55%, 01/15/26 (Call 10/15/25)	679	753,473
3.60%, 03/01/35 (Call 09/01/34)	145	169,564
3.80%, 03/01/45 (Call 09/01/44)	725	865,585
4.07%, 12/15/42	353	436,597
4.09%, 09/15/52 (Call 03/15/52)	206	262,180
4.50%, 05/15/36 (Call 11/15/35)	316	404,034
4.70%, 05/15/46 (Call 11/15/45)	710	959,316
5.72%, 06/01/40	90	129,009
Series B, 6.15%, 09/01/36	1,265	1,854,730
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(b)	275	283,542
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,296	1,382,340
3.20%, 02/01/27 (Call 11/01/26)	482	527,144
3.25%, 08/01/23	1,131	1,194,234
3.25%, 01/15/28 (Call 10/15/27)	850	934,677
3.85%, 04/15/45 (Call 10/15/44)	560	657,199
4.03%, 10/15/47 (Call 04/15/47)	727	882,578
4.40%, 05/01/30 (Call 02/01/30)	380	454,811
4.75%, 06/01/43	737	966,966
5.05%, 11/15/40	383	510,876
5.15%, 05/01/40 (Call 11/01/39)	250	335,215
5.25%, 05/01/50 (Call 11/01/49)	183	263,408
Northrop Grumman Systems Corp., 7.75%, 02/15/31	85	125,753
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,012	1,043,149
2.50%, 12/15/22 (Call 09/15/22)	345	353,473
2.65%, 11/01/26 (Call 08/01/26)	25	26,823
3.13%, 05/04/27 (Call 02/04/27)	382	417,633
3.13%, 07/01/50 (Call 01/01/50)	527	557,255
3.20%, 03/15/24 (Call 01/15/24)	560	596,400
3.50%, 03/15/27 (Call 12/15/26)	542	602,460
3.70%, 12/15/23 (Call 09/15/23)	260	277,828

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.75%, 11/01/46 (Call 05/01/46)	$310	$358,732
3.95%, 08/16/25 (Call 06/16/25)	815	908,138
4.05%, 05/04/47 (Call 11/04/46)	325	391,021
4.13%, 11/16/28 (Call 08/16/28)	790	916,740
4.15%, 05/15/45 (Call 11/16/44)	191	231,538
4.35%, 04/15/47 (Call 10/15/46)	380	476,797
4.45%, 11/16/38 (Call 05/16/38)	515	637,446
4.50%, 06/01/42	1,293	1,648,898
4.63%, 11/16/48 (Call 05/16/48)	1,148	1,513,845
4.70%, 12/15/41	308	396,676
4.80%, 12/15/43 (Call 06/15/43)	260	338,673
4.88%, 10/15/40	155	202,246
5.40%, 05/01/35	285	380,891
5.70%, 04/15/40	663	940,711
6.05%, 06/01/36	175	249,750
6.13%, 07/15/38	598	871,017
7.20%, 08/15/27	125	164,745
7.50%, 09/15/29	622	884,192
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	370	372,805
5.75%, 10/15/27 (Call 07/15/27)(b)	600	657,378
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	25	26,477
3.95%, 06/15/23 (Call 05/15/23)	200	202,756
4.60%, 06/15/28 (Call 03/15/28)(e)	390	377,442
5.50%, 01/15/25 (Call 10/15/22)(b)	258	271,434
7.50%, 04/15/25 (Call 04/15/22)(b)	580	615,537
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	248	272,562
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	400	406,788
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	155	159,628
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	413	434,228
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	595	594,572
4.88%, 05/01/29 (Call 05/01/24)(b)	365	367,022
5.50%, 11/15/27 (Call 11/15/22)	1,270	1,311,364
6.25%, 03/15/26 (Call 03/15/22)(b)	2,055	2,157,524
6.38%, 06/15/26 (Call 06/15/22)	475	491,226
7.50%, 03/15/27 (Call 03/15/22)	320	339,050
8.00%, 12/15/25 (Call 04/08/22)(b)	511	549,494
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/22)	200	210,890
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(b)	250	252,645
7.75%, 08/15/25 (Call 08/15/21)	275	278,449
8.88%, 06/01/24 (Call 02/01/23)(b)	281	312,613
		95,127,017
Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	150	158,718
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	361	377,938
2.45%, 02/04/32 (Call 11/04/31)	1,075	1,059,445
2.63%, 09/16/26 (Call 06/16/26)	306	324,247
3.40%, 05/06/30 (Call 02/06/30)	665	716,278
3.40%, 02/04/41 (Call 08/04/40)	645	625,011
3.70%, 02/04/51 (Call 08/04/50)	1,122	1,097,574
3.88%, 09/16/46 (Call 03/16/46)	457	463,078
4.00%, 02/04/61 (Call 08/04/60)	628	617,852
4.25%, 08/09/42	257	273,728
Security	Par (000)	Value

Agriculture (continued)
4.40%, 02/14/26 (Call 12/14/25)	$473	$537,082
4.45%, 05/06/50 (Call 11/06/49)	317	343,974
4.50%, 05/02/43	872	967,240
4.80%, 02/14/29 (Call 11/14/28)	196	229,647
5.38%, 01/31/44	852	1,038,886
5.80%, 02/14/39 (Call 08/14/38)	952	1,199,406
5.95%, 02/14/49 (Call 08/14/48)	630	820,235
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(d)	200	209,044
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	865	924,278
3.25%, 03/27/30 (Call 12/27/29)	293	328,611
3.75%, 09/15/47 (Call 03/15/47)	167	202,422
4.02%, 04/16/43	120	151,051
4.50%, 03/15/49 (Call 09/15/48)	79	107,312
4.54%, 03/26/42	92	122,804
5.38%, 09/15/35	135	186,439
Class C, 2.75%, 03/27/25 (Call 02/27/25)	428	456,633
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	869	875,848
2.73%, 03/25/31 (Call 12/25/30)	729	733,833
2.76%, 08/15/22 (Call 07/15/22)	112	114,488
2.79%, 09/06/24 (Call 08/06/24)	275	289,058
3.22%, 08/15/24 (Call 06/15/24)	1,015	1,078,001
3.22%, 09/06/26 (Call 07/06/26)	946	1,013,459
3.46%, 09/06/29 (Call 06/06/29)	362	388,459
3.56%, 08/15/27 (Call 05/15/27)	1,375	1,488,754
3.73%, 09/25/40 (Call 03/25/40)	375	373,474
3.98%, 09/25/50 (Call 03/25/50)	511	508,833
4.39%, 08/15/37 (Call 02/15/37)	910	1,000,463
4.54%, 08/15/47 (Call 02/15/47)	640	688,640
4.70%, 04/02/27 (Call 02/02/27)	200	227,632
4.76%, 09/06/49 (Call 03/06/49)	623	690,695
4.91%, 04/02/30 (Call 01/02/30)	265	309,130
5.28%, 04/02/50 (Call 02/02/49)	257	304,234
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	575	579,870
3.95%, 06/15/25(b)	814	893,617
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	91	92,537
2.75%, 05/14/31 (Call 02/14/31)	535	548,947
3.00%, 09/25/22 (Call 08/25/22)	322	330,417
3.25%, 08/15/26 (Call 05/15/26)	803	872,387
3.75%, 09/25/27 (Call 06/25/27)	535	596,680
4.35%, 03/15/24 (Call 02/15/24)	1,061	1,154,761
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	1,255	1,249,177
1.38%, 07/23/23(b)	175	178,357
1.70%, 02/02/31 (Call 11/02/30)(b)	610	606,456
2.13%, 04/23/30 (Call 01/23/30)(b)	30	30,881
3.13%, 05/25/51 (Call 11/25/50)(b)(e)	505	552,632
3.25%, 03/01/23(b)	298	311,937
3.25%, 05/23/29 (Call 02/23/29)(b)	125	139,323
3.88%, 05/23/49 (Call 11/23/48)(b)	195	237,836
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/22)(b)	149	152,545
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(b)	150	157,046
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	785	827,625

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.50%, 02/11/23 (Call 11/11/22)(b)	$455	$470,029
3.50%, 07/26/26 (Call 05/26/26)(b)	295	318,898
3.88%, 07/26/29 (Call 04/26/29)(b)	275	302,374
4.25%, 07/21/25 (Call 04/21/25)(b)	200	220,738
Japan Tobacco Inc., 2.80%, 04/13/26 (Call 01/16/26)(d)	200	213,690
JT International Financial Services BV, 3.50%, 09/28/23 (Call 08/28/23)(d)	200	212,078
MHP Lux SA, 6.95%, 04/03/26(d)	400	421,368
MHP SE, 7.75%, 05/10/24(d)	400	431,912
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	573	569,659
1.13%, 05/01/23	260	263,663
1.50%, 05/01/25 (Call 04/01/25)	125	127,889
1.75%, 11/01/30 (Call 08/01/30)	286	282,013
2.10%, 05/01/30 (Call 02/01/30)	205	208,159
2.13%, 05/10/23 (Call 03/10/23)	25	25,728
2.38%, 08/17/22 (Call 07/17/22)	538	549,142
2.50%, 08/22/22	266	272,522
2.50%, 11/02/22 (Call 10/02/22)	587	602,321
2.75%, 02/25/26 (Call 11/25/25)	215	230,850
2.88%, 05/01/24 (Call 04/01/24)	831	882,248
3.13%, 08/17/27 (Call 05/17/27)	82	90,643
3.13%, 03/02/28 (Call 12/02/27)	120	131,845
3.25%, 11/10/24	452	490,049
3.38%, 08/11/25 (Call 05/11/25)	160	175,099
3.38%, 08/15/29 (Call 05/15/29)	425	476,315
3.60%, 11/15/23	242	259,901
3.88%, 08/21/42	388	439,026
4.13%, 03/04/43	591	685,400
4.25%, 11/10/44	655	780,852
4.38%, 11/15/41	268	321,182
4.50%, 03/20/42	134	162,925
4.88%, 11/15/43	483	619,235
6.38%, 05/16/38	831	1,207,734
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	656	728,901
5.70%, 08/15/35 (Call 02/15/35)	686	847,553
5.85%, 08/15/45 (Call 02/12/45)	1,015	1,268,263
6.15%, 09/15/43	663	849,920
7.25%, 06/15/37	411	566,605
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	125	129,620
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	420	427,316
10.50%, 11/01/26 (Call 11/01/21)(b)	285	303,032
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	400	405,356
3.20%, 04/21/31 (Call 01/21/31)(b)	800	826,872
		51,935,890
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	115	115,313
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	171	173,174
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	148	149,403
Series 2020-1, Class C, 10.50%, 07/15/26(b)(e)	125	154,355
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	48	53,257
American Airlines Group Inc.
3.75%, 03/01/25(b)(e)	300	266,913
5.00%, 06/01/22(b)	420	418,900
Security	Par (000)	Value

Airlines (continued)
American Airlines Inc., 11.75%, 07/15/25(b)	$1,175	$1,468,750
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,685	1,762,965
5.75%, 04/20/29(b)	1,455	1,573,219
American Airlines Pass Through Trust
3.25%, 04/15/30(e)	100	96,595
Series 2013-1, Class A, 4.00%, 07/15/25	130	126,604
Series 2013-2, Class A, 4.95%, 07/15/24	73	74,353
Series 2014-1, Class A, 3.70%, 04/01/28(e)	163	164,810
Series 2015-1, Class A, 3.38%, 11/01/28	293	289,867
Series 2015-2, Class AA, 3.60%, 03/22/29	48	49,519
Series 2016-1, Class A, 4.10%, 07/15/29	114	114,526
Series 2016-1, Class AA, 3.58%, 07/15/29	152	156,615
Series 2016-2, Class A, 3.65%, 12/15/29(e)	102	98,978
Series 2016-2, Class AA, 3.20%, 12/15/29	357	361,779
Series 2016-3, Class AA, 3.00%, 04/15/30	424	425,901
Series 2017-1, Class AA, 3.65%, 02/15/29	282	292,141
Series 2017-2, Class AA, 3.35%, 04/15/31	377	385,005
Series 2019-1, Class AA, 3.15%, 08/15/33	57	58,142
British Airways Pass Through Trust Class A, 4.25%, 05/15/34(b)	222	238,752
Series 2013-1, Class A, 4.63%, 12/20/25(b)	56	59,155
Series 2018-1, Class AA, 3.80%, 03/20/33(b)	4	4,335
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	169	172,369
Continental Airlines Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 04/29/26	266	280,457
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	430	436,218
3.63%, 03/15/22 (Call 02/15/22)	440	445,236
3.75%, 10/28/29 (Call 07/28/29)	273	271,329
3.80%, 04/19/23 (Call 03/19/23)	330	340,461
4.38%, 04/19/28 (Call 01/19/28)	310	324,117
7.00%, 05/01/25(b)	920	1,082,389
7.38%, 01/15/26 (Call 12/15/25)(e)	575	677,016
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	55	58,003
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,520	1,635,946
4.75%, 10/20/28(b)	1,366	1,529,824
Gol Finance SA, 7.00%, 01/31/25(d)	200	185,770
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	665	696,940
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	324	356,913
Series 2019-1, Class AA, 2.75%, 11/15/33	188	189,710
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(b)	100	108,850
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	350	363,570
2.75%, 11/16/22 (Call 10/16/22)	20	20,523
3.00%, 11/15/26 (Call 08/15/26)	378	406,633
3.45%, 11/16/27 (Call 08/16/27)	89	97,441
4.75%, 05/04/23	665	712,281
5.13%, 06/15/27 (Call 04/15/27)	1,536	1,817,487
5.25%, 05/04/25 (Call 04/04/25)	439	501,702
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(e)	188	195,513

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	$228	$256,963
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25.	191	191,383
United Airlines Holdings Inc.
4.25%, 10/01/22	225	229,851
4.88%, 01/15/25(e)	175	179,342
5.00%, 02/01/24(e)	450	466,542
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	965	992,744
4.63%, 04/15/29 (Call 10/15/25)(b)	985	1,013,555
United Airlines Pass Through Trust
Series 16-2, Class B, 3.65%, 04/07/27	210	209,082
Series 2013-1, Class A, 4.30%, 02/15/27	356	381,306
Series 2014-1, Class A, 4.00%, 04/11/26	114	120,345
Series 2014-2, Class A, 3.75%, 09/03/26	509	538,777
Series 2016-1, Class AA, 3.10%, 01/07/30	103	107,607
Series 2016-1, Class B, 3.65%, 07/07/27	52	52,087
Series 2016-2, Class AA, 2.88%, 04/07/30	163	166,157
Series 2018-1, Class AA, 3.50%, 09/01/31	192	199,330
Series 2018-1, Class B, 4.60%, 09/01/27	310	318,077
Series 2019, Class AA, 4.15%, 08/25/31	452	492,301
Series 2019-2, Class AA, 2.70%, 11/01/33	26	26,030
Series 2019-2, Class B, 3.50%, 11/01/29	269	265,976
Series 2020-1, Class A, 5.88%, 04/15/29	706	783,589
Series 2020-1, Class B, 4.88%, 01/15/26	1,238	1,296,408
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	400	409,784
		30,737,260
Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(b)	165	170,409
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	419	443,708
4.88%, 05/15/26 (Call 02/15/26)(b)	425	459,204
5.38%, 05/15/25 (Call 05/15/22)(b)	255	267,467
Levi Strauss & Co.
3.50%, 03/01/31 (Call 03/01/26)(b)	230	236,196
5.00%, 05/01/25 (Call 05/01/22)(e)	50	51,074
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	250	266,140
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	277	285,202
2.38%, 11/01/26 (Call 08/01/26)	775	828,715
2.40%, 03/27/25 (Call 02/27/25)	175	185,511
2.75%, 03/27/27 (Call 01/27/27)	546	592,678
2.85%, 03/27/30 (Call 12/27/29)	1,144	1,257,016
3.25%, 03/27/40 (Call 09/27/39)	1,230	1,378,768
3.38%, 11/01/46 (Call 05/01/46)	435	497,431
3.38%, 03/27/50 (Call 09/27/49)	367	424,483
3.63%, 05/01/43 (Call 11/01/42)	157	187,595
3.88%, 11/01/45 (Call 05/01/45)	240	295,087
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	362	403,188
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	204	220,279
3.75%, 09/15/25 (Call 07/15/25)	308	341,307
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	471	515,406
4.25%, 04/01/25 (Call 01/01/25)	736	800,908
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	340	352,913
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	326	342,434
Security	Par (000)	Value

Apparel (continued)
2.80%, 04/23/27 (Call 02/23/27)	$186	$200,134
2.95%, 04/23/30 (Call 01/23/30)	35	37,566
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	190	200,040
5.63%, 03/15/27 (Call 03/15/22)(b)	250	261,563
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(b)	135	138,460
6.38%, 05/15/25 (Call 05/15/22)(b)	150	161,019
		11,801,901
Auto Manufacturers — 0.8%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	465	464,837
4.75%, 10/01/27 (Call 10/01/22)(b)	250	260,990
5.88%, 06/01/29 (Call 06/01/24)(b)	245	268,593
American Honda Finance Corp.
0.40%, 10/21/22	275	275,542
0.88%, 07/07/23	655	661,766
1.00%, 09/10/25	110	110,536
1.20%, 07/08/25	100	101,278
1.80%, 01/13/31	303	305,027
1.95%, 05/10/23	526	540,891
2.00%, 03/24/28	205	213,028
2.05%, 01/10/23	925	949,207
2.15%, 09/10/24	336	351,412
2.30%, 09/09/26	300	318,057
2.35%, 01/08/27	691	733,579
2.40%, 06/27/24	545	573,378
2.60%, 11/16/22	527	543,016
2.90%, 02/16/24	290	307,264
3.45%, 07/14/23	585	619,889
3.50%, 02/15/28	473	535,029
3.55%, 01/12/24	212	227,510
3.63%, 10/10/23	304	325,359
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	600	666,636
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(d)	200	201,720
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	222	232,865
2.85%, 08/14/29 (Call 05/14/29)(b)	200	217,312
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	870	876,046
2.25%, 09/15/23 (Call 07/15/23)(b)	455	470,875
2.55%, 04/01/31 (Call 01/01/31)(b)	390	413,989
2.80%, 04/11/26 (Call 01/11/26)(b)	495	531,318
3.15%, 04/18/24 (Call 03/18/24)(b)	228	243,203
3.45%, 04/12/23 (Call 03/12/23)(b)	538	564,378
3.63%, 04/18/29 (Call 01/18/29)(b)	130	148,395
3.75%, 04/12/28 (Call 01/12/28)(b)	605	690,269
3.80%, 04/06/23(b)	1,060	1,118,682
3.90%, 04/09/25 (Call 03/09/25)(b)	465	513,430
4.15%, 04/09/30 (Call 01/09/30)(b)	75	88,690
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	71	70,920
1.50%, 09/01/30 (Call 06/01/30)	733	716,830
2.60%, 09/01/50 (Call 03/01/50)	30	29,371
3.65%, 10/01/23 (Call 07/01/23)	147	156,249
4.88%, 10/01/43 (Call 04/01/43)	200	271,638
Daimler Finance North America LLC
1.75%, 03/10/23(b)	177	180,535
2.13%, 03/10/25(b)	850	884,348

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.55%, 08/15/22(b)	$310	$317,037
2.63%, 03/10/30(b)	300	316,728
2.70%, 06/14/24(b)	289	304,803
3.10%, 08/15/29(b)	628	687,679
3.25%, 08/01/24(b)	275	294,594
3.30%, 05/19/25(b)	30	32,559
3.35%, 02/22/23(b)	533	556,569
3.45%, 01/06/27(b)	35	38,800
3.50%, 08/03/25(b)	105	114,982
3.65%, 02/22/24(b)	250	268,567
3.70%, 05/04/23(b)	270	284,901
3.75%, 02/22/28(b)	755	856,917
4.30%, 02/22/29(b)	150	176,312
8.50%, 01/18/31	403	620,515
Ford Holdings LLC, 9.30%, 03/01/30	135	185,400
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	614	663,476
4.75%, 01/15/43	971	1,066,080
5.29%, 12/08/46 (Call 06/08/46)	566	647,464
6.38%, 02/01/29	225	263,423
6.63%, 10/01/28	600	720,474
7.13%, 11/15/25	65	76,132
7.40%, 11/01/46	205	275,502
7.45%, 07/16/31	888	1,180,196
7.50%, 08/01/26	100	117,316
8.50%, 04/21/23	1,992	2,212,714
8.90%, 01/15/32	85	116,983
9.00%, 04/22/25 (Call 03/22/25)	1,770	2,178,180
9.63%, 04/22/30 (Call 01/22/30)	480	691,704
9.98%, 02/15/47	80	125,106
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	200	200,404
2.98%, 08/03/22 (Call 07/03/22)	500	507,070
3.09%, 01/09/23	730	744,899
3.10%, 05/04/23	615	628,739
3.34%, 03/28/22 (Call 02/28/22)	300	303,750
3.35%, 11/01/22	600	613,416
3.37%, 11/17/23	400	414,208
3.38%, 11/13/25 (Call 10/13/25)	1,000	1,044,700
3.55%, 10/07/22	400	409,308
3.63%, 06/17/31 (Call 03/17/31)	200	207,306
3.66%, 09/08/24	400	419,420
3.81%, 01/09/24 (Call 11/09/23)	200	208,596
3.82%, 11/02/27 (Call 08/02/27)	325	342,062
4.00%, 11/13/30 (Call 08/13/30)	1,000	1,057,640
4.06%, 11/01/24 (Call 10/01/24)	600	636,432
4.13%, 08/04/25	675	722,297
4.13%, 08/17/27 (Call 06/17/27)	588	629,995
4.14%, 02/15/23 (Call 01/15/23)	398	411,576
4.25%, 09/20/22	472	486,438
4.27%, 01/09/27 (Call 11/09/26)	610	657,507
4.38%, 08/06/23	525	550,861
4.39%, 01/08/26	580	628,523
4.54%, 08/01/26 (Call 06/01/26)	405	441,397
4.69%, 06/09/25 (Call 04/09/25)	195	211,784
5.11%, 05/03/29 (Call 02/03/29)	682	772,024
5.13%, 06/16/25 (Call 05/16/25)	800	881,392
5.58%, 03/18/24 (Call 02/18/24)	745	811,804
General Motors Co.
4.00%, 04/01/25	43	47,316
Security	Par (000)	Value

Auto Manufacturers (continued)
4.20%, 10/01/27 (Call 07/01/27)	$453	$510,073
4.88%, 10/02/23	669	726,842
5.00%, 10/01/28 (Call 07/01/28)	386	454,399
5.00%, 04/01/35	193	236,504
5.15%, 04/01/38 (Call 10/01/37)	215	263,220
5.20%, 04/01/45	1,107	1,386,473
5.40%, 10/02/23	571	626,279
5.40%, 04/01/48 (Call 10/01/47)	275	353,532
5.95%, 04/01/49 (Call 10/01/48)	480	659,160
6.13%, 10/01/25 (Call 09/01/25)	505	598,435
6.25%, 10/02/43	440	613,118
6.60%, 04/01/36 (Call 10/01/35)	283	391,780
6.75%, 04/01/46 (Call 10/01/45)	974	1,418,047
6.80%, 10/01/27 (Call 08/01/27)	212	269,717
General Motors Financial Co. Inc.
1.05%, 03/08/24	315	317,797
1.50%, 06/10/26 (Call 05/10/26)	750	752,482
1.70%, 08/18/23	124	126,526
2.40%, 04/10/28 (Call 02/10/28)	547	561,315
2.70%, 08/20/27 (Call 06/20/27)	525	550,867
2.70%, 06/10/31 (Call 03/10/31)	355	362,966
2.75%, 06/20/25 (Call 05/20/25)	423	447,416
2.90%, 02/26/25 (Call 01/26/25)	498	528,164
3.25%, 01/05/23 (Call 12/05/22)	230	238,386
3.50%, 11/07/24 (Call 09/07/24)	95	102,084
3.60%, 06/21/30 (Call 03/21/30)	730	801,701
3.70%, 05/09/23 (Call 03/09/23)	1,320	1,381,367
3.85%, 01/05/28 (Call 10/05/27)	211	234,003
3.95%, 04/13/24 (Call 02/13/24)	412	443,366
4.00%, 01/15/25 (Call 10/15/24)	695	758,509
4.00%, 10/06/26 (Call 07/06/26)	472	524,642
4.15%, 06/19/23 (Call 05/19/23)	373	395,637
4.25%, 05/15/23	491	521,128
4.30%, 07/13/25 (Call 04/13/25)	650	720,733
4.35%, 04/09/25 (Call 02/09/25)	334	370,095
4.35%, 01/17/27 (Call 10/17/26)	540	611,777
5.10%, 01/17/24 (Call 12/17/23)	414	455,330
5.20%, 03/20/23	1,158	1,241,886
5.25%, 03/01/26 (Call 12/01/25)	600	695,400
5.65%, 01/17/29 (Call 10/17/28)	343	421,859
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	275	285,530
3.35%, 06/08/25 (Call 05/08/25)(b)	800	856,368
Hyundai Capital America
0.80%, 01/08/24(b)	1,500	1,496,655
0.88%, 06/14/24(b)	1,000	997,670
1.25%, 09/18/23(b)	2,410	2,431,979
1.30%, 01/08/26 (Call 12/08/25)(b)	1,000	994,320
1.50%, 06/15/26 (Call 05/15/26)(b)	1,000	998,830
1.80%, 10/15/25 (Call 09/15/25)(b)	920	938,648
1.80%, 01/10/28 (Call 11/10/27)(b)	663	661,979
2.00%, 06/15/28 (Call 04/15/28)(b)	985	985,680
2.38%, 02/10/23(b)	521	534,145
2.38%, 10/15/27 (Call 08/15/27)(b)	435	448,933
2.65%, 02/10/25 (Call 01/10/25)(b)	305	320,296
2.75%, 09/27/26(d)	50	52,684
2.85%, 11/01/22(b)	969	995,483
3.00%, 02/10/27 (Call 12/10/26)(b)	700	748,174
3.40%, 06/20/24(d)(e)	400	427,128
3.50%, 11/02/26 (Call 09/02/26)(b)	395	430,716

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.13%, 06/08/23(d)	$500	$530,445
4.30%, 02/01/24(d)	50	54,104
5.75%, 04/06/23(b)	943	1,021,344
5.88%, 04/07/25 (Call 03/07/25)(b)	443	513,729
6.38%, 04/08/30 (Call 01/08/30)(b)	40	52,366
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	198,228
3.00%, 08/29/22(d)	400	409,920
3.75%, 03/05/23(d)	250	261,915
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	200	195,958
5.50%, 07/15/29 (Call 07/15/24)(b)	220	219,934
5.63%, 02/01/23 (Call 08/30/21)(b)	150	150,503
5.88%, 01/15/28 (Call 01/15/24)(b)	300	310,809
7.75%, 10/15/25 (Call 10/15/22)(b)	400	436,280
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/22)(b)	130	137,008
Kia Corp.
3.00%, 04/25/23(d)	255	265,213
3.25%, 04/21/26(b)(e)	300	324,399
Nissan Motor Acceptance Corp.
2.60%, 09/28/22(b)	250	254,892
3.45%, 03/15/23(b)	62	64,513
3.88%, 09/21/23(b)	70	74,166
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	1,495	1,559,285
3.52%, 09/17/25 (Call 08/17/25)(b)	1,415	1,517,870
4.35%, 09/17/27 (Call 07/17/27)(b)	1,475	1,640,008
4.81%, 09/17/30 (Call 06/17/30)(b)	443	505,521
PACCAR Financial Corp.
0.80%, 06/08/23	15	15,128
1.10%, 05/11/26	195	196,866
1.80%, 02/06/25	219	226,573
1.90%, 02/07/23	75	76,777
2.00%, 09/26/22	235	239,590
2.15%, 08/15/24	210	219,939
2.30%, 08/10/22	360	367,517
2.65%, 04/06/23	100	103,943
3.40%, 08/09/23	87	92,410
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	295	309,709
Stellantis NV, 5.25%, 04/15/23	1,085	1,167,525
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	400	410,804
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	300	301,134
1.34%, 03/25/26 (Call 02/25/26)	634	644,245
2.36%, 07/02/24	130	136,793
2.36%, 03/25/31 (Call 12/25/30)	575	611,231
2.76%, 07/02/29	565	619,025
3.42%, 07/20/23	460	487,853
3.67%, 07/20/28	145	166,321
Toyota Motor Credit Corp.
0.35%, 10/14/22	475	475,898
0.50%, 08/14/23	2,240	2,248,803
0.50%, 06/18/24	800	798,312
0.80%, 10/16/25	575	572,269
1.13%, 06/18/26	600	603,048
1.15%, 08/13/27	100	99,931
1.35%, 08/25/23	143	145,793
1.80%, 02/13/25	400	414,644
Security	Par (000)	Value

Auto Manufacturers (continued)
1.90%, 04/06/28	$865	$893,389
2.00%, 10/07/24	235	245,380
2.15%, 09/08/22	191	194,990
2.15%, 02/13/30	12	12,530
2.25%, 10/18/23	10	10,404
2.63%, 01/10/23	354	365,891
2.70%, 01/11/23	455	470,911
2.90%, 03/30/23	670	699,199
2.90%, 04/17/24	291	309,310
3.00%, 04/01/25	402	433,581
3.05%, 01/11/28	284	314,416
3.20%, 01/11/27	567	628,327
3.35%, 01/08/24	40	42,765
3.38%, 04/01/30	636	725,097
3.40%, 04/14/25	322	352,584
3.45%, 09/20/23	523	557,262
3.65%, 01/08/29	121	139,639
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	1,215	1,219,605
0.88%, 11/22/23(b)	1,700	1,707,922
1.25%, 11/24/25 (Call 10/24/25)(b)	1,275	1,278,022
1.63%, 11/24/27 (Call 09/24/27)(b)	1,283	1,282,654
2.70%, 09/26/22(b)	43	44,128
2.85%, 09/26/24(b)	355	375,927
3.20%, 09/26/26(b)	335	364,272
3.35%, 05/13/25(b)	215	232,667
4.25%, 11/13/23(b)	370	399,026
4.63%, 11/13/25(b)	200	227,920
4.75%, 11/13/28(b)	420	502,076
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/21)(b)	70	70,981
		121,585,463
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(b)	400	409,004
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(b)	240	262,433
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/22)	253	261,539
6.25%, 03/15/26 (Call 03/15/22)	80	82,449
6.50%, 04/01/27 (Call 04/01/22)(e)	250	263,027
6.88%, 07/01/28 (Call 07/01/23)(e)	120	129,900
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	172	186,376
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	301	340,807
4.35%, 03/15/29 (Call 12/15/28)	75	87,424
4.40%, 10/01/46 (Call 04/01/46)	118	141,658
5.40%, 03/15/49 (Call 09/15/48)	184	256,562
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	323	344,993
3.38%, 03/15/25 (Call 12/15/24)(e)	165	178,840
4.38%, 03/15/45 (Call 09/15/44)	50	59,342
5.00%, 10/01/25(b)	947	1,094,249
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	216	229,396
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(b)	383	405,383
8.50%, 05/15/27 (Call 05/15/22)(b)	875	944,580
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(b)	198	182,419
13.00%, 06/01/24 (Call 06/01/22)(b)	190	215,361

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(b)	$75	$77,423
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	220	228,415
5.38%, 11/15/27 (Call 11/15/22)	285	301,567
5.63%, 06/15/28 (Call 06/15/23)	195	209,761
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	200	216,390
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	229	243,319
5.00%, 05/31/26 (Call 05/31/22)	425	436,403
5.00%, 07/15/29 (Call 04/15/29)(b)	400	421,572
5.25%, 04/30/31 (Call 01/30/31)	300	317,949
5.25%, 07/15/31 (Call 04/15/31)(b)	305	322,961
5.63%, 04/30/33 (Call 01/30/33)	225	239,022
7.00%, 03/15/28(e)	74	84,800
9.50%, 05/31/25 (Call 05/31/22)	432	478,181
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/21), (5.50% PIK)(b)(f)	200	205,332
6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(b)(f)	225	234,551
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(f)	200	217,800
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	45	49,184
3.80%, 09/15/27 (Call 06/15/27)	309	344,937
4.25%, 05/15/29 (Call 02/15/29)	275	314,556
5.25%, 05/15/49 (Call 11/15/48)	360	462,251
Levc Finance Ltd., 1.38%, 03/25/24(d)	200	200,556
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	270	279,982
3.63%, 06/15/24 (Call 03/15/24)	330	356,654
4.15%, 10/01/25 (Call 07/01/25)	140	157,437
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	155	158,605
6.25%, 06/01/25 (Call 06/01/22)(b)	72	76,256
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(b)	400	400,212
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	320	330,685
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/22)(e)	225	221,776
5.13%, 04/15/29 (Call 04/15/24)(b)	425	438,545
5.38%, 12/15/24 (Call 12/15/21)(e)	125	125,675
7.88%, 01/15/29 (Call 01/15/24)(b)	150	169,530
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(b)	190	197,938
Toyota Industries Corp.
3.24%, 03/16/23 (Call 02/16/23)(b)	350	365,379
3.57%, 03/16/28 (Call 12/16/27)(b)	340	375,574
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	150	152,284
ZF North America Capital Inc.
4.50%, 04/29/22(b)	155	158,649
4.75%, 04/29/25(b)	530	575,013
		16,222,866
Banks — 6.5%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	500	500,985
4.40%, 03/27/28 (Call 03/27/23)(a)(d)	600	630,762
4.75%, 07/28/25(b)	480	540,816
ABQ Finance Ltd.
1.88%, 09/08/25(d)	400	400,112
3.13%, 09/24/24(d)	600	628,896
Security	Par (000)	Value

Banks (continued)
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(d)	$800	$843,408
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(d)	600	633,090
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(g)	400	429,652
Agricultural Bank of China Ltd./Hong Kong
1.00%, 10/22/23(d)	800	804,664
1.20%, 10/22/25(d)	400	400,352
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(d)	400	400,996
1.25%, 01/19/26(d)	400	400,536
Agricultural Bank of China Ltd./Singapore, 0.80%, 09/23/22, (3 mo. LIBOR US + 0.660%)(a)(d)	400	400,932
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	80	86,282
4.75%, 10/12/23(b)	855	926,136
Akbank T.A.S., 6.80%, 02/06/26(d)	400	424,000
Akbank TAS, 5.13%, 03/31/25(d)	200	201,968
AKCB Finance Ltd., 4.75%, 10/09/23(d)	400	432,528
Amber Circle Funding Ltd., 3.25%, 12/04/22(d)	600	619,896
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	200	201,292
1.90%, 02/13/23(b)	253	259,153
3.40%, 03/19/24(b)	481	517,056
3.45%, 07/17/27(b)	536	598,181
3.45%, 01/21/28(b)	274	306,801
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(d)	400	412,712
ASB Bank Ltd., 3.75%, 06/14/23(b)	375	397,965
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(a)(b)	1,010	999,415
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	869	908,739
4.40%, 05/19/26(b)	190	215,549
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	591	605,019
2.63%, 11/09/22	84	86,536
3.70%, 11/16/25	280	314,250
Azure Orbit International Finance Ltd., 3.75%, 03/06/23(d)	200	209,252
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,380	1,387,038
1.13%, 09/18/25	2,340	2,334,267
Banco Bradesco SA/Cayman Islands
2.85%, 01/27/23(d)	300	305,682
3.20%, 01/27/25(d)	400	409,424
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(d)	600	624,048
6.25%, 05/12/26(d)	200	217,940
Banco de Credito del Peru
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	600	586,692
4.25%, 04/01/23(d)	695	724,454
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(d)	400	432,336
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(d)(e)	400	418,276
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	205,520
4.63%, 01/15/25(d)	800	848,280
4.75%, 03/20/24(d)	200	212,396
4.88%, 04/19/23(d)	400	421,032

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.88%, 01/19/23(d)	$1,000	$1,056,460
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(d)	400	436,312
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(d)	450	481,694
4.38%, 04/11/27 (Call 01/11/27)(d)	570	611,764
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(d)	100	101,654
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(d)	600	663,720
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(d)	600	582,102
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(d)(e)	600	620,640
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(d)	250	261,293
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(d)(e)	800	833,048
5.38%, 04/17/25(d)	450	507,713
Banco Santander SA
1.85%, 03/25/26	500	509,135
2.71%, 06/27/24	600	633,030
2.75%, 05/28/25	620	654,447
2.75%, 12/03/30	1,155	1,164,563
2.96%, 03/25/31	675	706,617
3.13%, 02/23/23	660	686,169
3.31%, 06/27/29	825	907,921
3.49%, 05/28/30	1,285	1,404,749
3.80%, 02/23/28	554	617,361
3.85%, 04/12/23	550	580,041
4.25%, 04/11/27	420	476,771
5.18%, 11/19/25	275	315,095
Banco Votorantim SA, 4.38%, 07/29/25(d)	200	207,052
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	1,690	1,707,170
5.13%, 09/11/22	133	137,312
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(d)	600	624,612
4.05%, 03/19/24(d)	600	648,984
4.45%, 09/19/28(d)	300	349,725
9.03%, 03/15/29(b)	400	560,868
Banistmo SA, 3.65%, 09/19/22(d)(e)	400	405,444
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	400	401,128
4.75%, 05/13/25(d)	400	444,716
Bank Muscat SAOG
4.75%, 03/17/26(d)	200	206,118
4.88%, 03/14/23(d)	600	621,312
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	800	800,288
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	1,544	1,550,052
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	854	858,595
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	772	773,498
1.20%, 10/24/26 (Call 10/24/25)(a)	1,006	1,004,119
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	958	963,451
Security	Par (000)	Value

Banks (continued)
1.49%, 05/19/24 (Call 05/19/23)(a)	$347	$352,941
1.73%, 07/22/27 (Call 07/22/26)(a)	2,887	2,938,446
1.90%, 07/23/31 (Call 07/23/30)(a)	595	584,510
1.92%, 10/24/31 (Call 10/24/30)(a)	860	845,862
2.02%, 02/13/26 (Call 02/13/25)(a)	1,230	1,269,803
2.09%, 06/14/29 (Call 06/14/28)(a)	1,000	1,018,620
2.30%, 07/21/32 (Call 07/21/31)(a)	1,000	1,009,190
2.46%, 10/22/25 (Call 10/22/24)(a)	504	528,051
2.50%, 10/21/22 (Call 10/21/21)	1,073	1,078,236
2.50%, 02/13/31 (Call 02/13/30)(a)	1,818	1,879,321
2.59%, 04/29/31 (Call 04/29/30)(a)	1,613	1,674,455
2.68%, 06/19/41 (Call 06/19/40)(a)	2,147	2,117,586
2.69%, 04/22/32 (Call 04/22/31)(a)	2,148	2,243,156
2.83%, 10/24/51 (Call 10/24/50)(a)	405	398,127
2.88%, 10/22/30 (Call 10/22/29)(a)	2,042	2,168,910
2.97%, 07/21/52 (Call 07/21/51)(a)	300	302,760
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(a)	2,891	2,990,479
3.09%, 10/01/25 (Call 10/01/24)(a)	585	624,423
3.19%, 07/23/30 (Call 07/23/29)(a)	988	1,071,980
3.25%, 10/21/27 (Call 10/21/26)	1,073	1,170,890
3.30%, 01/11/23	1,045	1,090,426
3.31%, 04/22/42 (Call 04/22/41)(a)	1,044	1,127,061
3.37%, 01/23/26 (Call 01/23/25)(a)	635	683,838
3.42%, 12/20/28 (Call 12/20/27)(a)	1,880	2,066,910
3.46%, 03/15/25 (Call 03/15/24)(a)	1,325	1,415,749
3.50%, 04/19/26	1,321	1,458,912
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.78%)(a)	849	888,979
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	700	770,224
3.59%, 07/21/28 (Call 07/21/27)(a)	819	907,354
3.71%, 04/24/28 (Call 04/24/27)(a)	849	944,071
3.82%, 01/20/28 (Call 01/20/27)(a)	906	1,013,234
3.86%, 07/23/24 (Call 07/23/23)(a)	1,025	1,089,841
3.88%, 08/01/25	856	955,544
3.95%, 01/23/49 (Call 01/23/48)(a)	558	653,535
3.97%, 03/05/29 (Call 03/05/28)(a)	1,241	1,404,899
3.97%, 02/07/30 (Call 02/07/29)(a)	1,909	2,174,466
4.00%, 04/01/24	1,642	1,789,452
4.00%, 01/22/25	597	655,315
4.08%, 04/23/40 (Call 04/23/39)(a)	480	565,166
4.08%, 03/20/51 (Call 03/20/50)(a)	2,047	2,475,151
4.10%, 07/24/23	2,422	2,597,474
4.13%, 01/22/24	1,668	1,814,267
4.20%, 08/26/24	1,840	2,017,008
4.24%, 04/24/38 (Call 04/24/37)(a)	1,548	1,847,430
4.25%, 10/22/26	321	363,523
4.27%, 07/23/29 (Call 07/23/28)(a)	1,540	1,776,375
4.33%, 03/15/50 (Call 03/15/49)(a)	1,076	1,348,938
4.44%, 01/20/48 (Call 01/20/47)(a)	1,944	2,450,937
4.45%, 03/03/26	776	878,711
4.88%, 04/01/44	180	239,839
5.00%, 01/21/44	594	807,591
5.88%, 02/07/42	559	819,203
6.11%, 01/29/37	1,025	1,424,873
6.22%, 09/15/26	155	190,976
7.75%, 05/14/38	841	1,350,974
Series L, 3.95%, 04/21/25	720	790,790
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,405	1,585,009

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series L, 4.75%, 04/21/45	$865	$1,103,506
Series N, 1.66%, 03/11/27 (Call 03/11/26)(a)	1,400	1,422,414
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	1,930	2,007,470
Series N, 3.48%, 03/13/52 (Call 03/11/51)(a)	725	804,076
Bank of America N.A., 6.00%, 10/15/36	1,160	1,647,536
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(g)	1,100	1,184,579
Bank of China Ltd., 5.00%, 11/13/24(d)	800	892,296
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(d)	400	398,264
0.88%, 01/14/24(d)	600	602,238
0.98%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(d)	250	251,248
1.25%, 06/24/25(d)	400	401,292
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	800	806,464
Bank of China Ltd./Paris, 0.95%, 09/21/23(d)	1,000	1,004,870
Bank of China Ltd./Singapore, 0.98%, 04/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	400	402,592
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(g)	1,800	1,872,504
Bank of Communications Co. Ltd./Hong Kong
0.72%, 01/22/23, (3 mo. LIBOR US + 0.580%)(a)(d)	600	600,570
0.93%, 07/20/23, (3 mo. LIBOR US + 0.800%)(a)(d)	400	402,480
1.03%, 12/04/22, (3 mo. LIBOR US + 0.900%)(a)(d)	400	402,536
1.20%, 09/10/25(d)	800	800,104
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(d)	1,100	1,166,066
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	715	772,493
Bank of Montreal
0.45%, 12/08/23	1,182	1,183,017
0.63%, 07/09/24	1,000	1,001,650
0.95%, 01/22/27 (Call 01/22/26)(a)	140	139,138
1.85%, 05/01/25	87	90,261
2.05%, 11/01/22	925	946,025
2.35%, 09/11/22	375	383,786
2.50%, 06/28/24	1,240	1,308,386
2.55%, 11/06/22 (Call 10/06/22)	214	219,859
3.80%, 12/15/32 (Call 12/15/27)(a)	596	662,192
4.34%, 10/05/28 (Call 10/05/23)(a)	690	739,487
Series E, 3.30%, 02/05/24	1,783	1,907,828
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	140	140,024
0.50%, 04/26/24 (Call 03/26/24)	110	110,146
0.75%, 01/28/26 (Call 12/28/25)	5	4,979
1.05%, 10/15/26 (Call 09/15/26)	500	500,110
1.60%, 04/24/25 (Call 03/24/25)	145	149,441
1.65%, 07/14/28 (Call 05/14/28)	555	564,324
1.65%, 01/28/31 (Call 10/28/30)	50	49,978
1.80%, 07/28/31 (Call 04/28/31)	500	500,890
1.85%, 01/27/23 (Call 12/27/22)	486	497,081
1.95%, 08/23/22	386	393,075
2.10%, 10/24/24	975	1,022,307
2.20%, 08/16/23 (Call 06/16/23)	507	525,004
2.45%, 08/17/26 (Call 05/17/26)	589	628,310
2.80%, 05/04/26 (Call 02/04/26)	230	248,660
2.95%, 01/29/23 (Call 12/29/22)	491	509,879
3.00%, 10/30/28 (Call 07/30/28)	278	308,141
3.25%, 09/11/24 (Call 08/11/24)	666	719,367
3.25%, 05/16/27 (Call 02/16/27)	468	518,595
3.30%, 08/23/29 (Call 05/23/29)	461	516,578
Security	Par (000)	Value

Banks (continued)
3.40%, 05/15/24 (Call 04/15/24)	$225	$242,435
3.40%, 01/29/28 (Call 10/29/27)	690	775,498
3.44%, 02/07/28 (Call 02/07/27)(a)	1,056	1,173,839
3.45%, 08/11/23	517	549,881
3.50%, 04/28/23	616	650,422
3.85%, 04/28/28	215	249,892
3.95%, 11/18/25 (Call 10/18/25)	140	157,720
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	423	455,431
Series G, 3.00%, 02/24/25 (Call 01/24/25)	330	356,090
Bank of New Zealand
2.00%, 02/21/25(b)	120	124,727
3.50%, 02/20/24(b)	634	680,402
Bank of Nova Scotia (The)
0.55%, 09/15/23	505	506,964
0.65%, 07/31/24	395	395,525
0.80%, 06/15/23	310	312,530
1.30%, 06/11/25	85	86,315
1.35%, 06/24/26	1,030	1,039,342
1.63%, 05/01/23	946	967,938
1.95%, 02/01/23	270	276,804
2.00%, 11/15/22	759	776,138
2.15%, 08/01/31	1,015	1,029,058
2.20%, 02/03/25	1,088	1,141,203
2.38%, 01/18/23	240	247,397
2.45%, 09/19/22	261	267,609
2.70%, 08/03/26	630	675,763
3.40%, 02/11/24	1,308	1,400,920
4.50%, 12/16/25	625	712,569
Bank of the Philippine Islands
2.50%, 09/10/24(d)	400	417,140
4.25%, 09/04/23(d)	400	428,116
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(d)	400	426,284
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	210	240,406
5.13%, 06/11/30 (Call 03/11/30)	242	285,337
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	225	225,083
2.38%, 11/21/24(b)	115	120,468
3.75%, 07/20/23(b)	1,182	1,256,915
Barclays Bank PLC
3.75%, 05/15/24	200	217,772
6.86%, (Call 06/15/32)(a)(b)(g)	75	101,816
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	465	466,641
2.65%, 06/24/31 (Call 06/24/30)(a)	463	473,140
2.85%, 05/07/26 (Call 05/07/25)(a)	1,035	1,098,000
3.56%, 09/23/35 (Call 09/23/30)(a)	1,365	1,439,406
3.65%, 03/16/25	370	402,186
3.68%, 01/10/23 (Call 01/10/22)	665	674,470
3.93%, 05/07/25 (Call 05/07/24)(a)	668	721,053
4.34%, 05/16/24 (Call 05/16/23)(a)	1,215	1,292,869
4.34%, 01/10/28 (Call 01/10/27)	869	982,856
4.38%, 09/11/24	574	626,240
4.38%, 01/12/26	1,995	2,251,058
4.84%, 05/09/28 (Call 05/07/27)	483	548,191
4.95%, 01/10/47	673	886,947
4.97%, 05/16/29 (Call 05/16/28)(a)	900	1,062,162
5.09%, 06/20/30 (Call 06/20/29)(a)	770	903,464
5.20%, 05/12/26	1,770	2,041,783

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.25%, 08/17/45	$475	$642,665
BBK BSC, 5.50%, 07/09/24(d)	600	635,310
BBVA Bancomer SA/Texas
1.88%, 09/18/25(d)	600	607,080
4.38%, 04/10/24(d)	406	441,188
6.75%, 09/30/22(d)	400	423,860
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	21	23,273
2.50%, 08/27/24 (Call 07/27/24)	746	788,373
BDO Unibank Inc., 2.13%, 01/13/26(d)	800	823,776
BNG Bank NV
1.50%, 09/06/22(b)	1,525	1,547,585
1.50%, 10/16/24(b)(e)	1,000	1,032,300
2.38%, 03/16/26(b)	250	268,873
3.13%, 11/08/21(b)	275	277,184
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	1,675	1,660,896
1.68%, 06/30/27 (Call 06/30/26)(a)(b)	1,015	1,023,597
1.90%, 09/30/28 (Call 09/30/27)(a)(b)	2,200	2,213,574
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	445	460,197
2.59%, 08/12/35 (Call 08/12/30)(a)(b)	1,675	1,654,113
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	1,662	1,748,873
2.82%, 01/26/41(b)	360	348,674
2.87%, 04/19/32 (Call 04/19/31)(a)(b)	420	437,115
3.05%, 01/13/31 (Call 01/13/30)(a)(b)	525	559,745
3.25%, 03/03/23	1,068	1,117,972
3.38%, 01/09/25(b)	1,385	1,490,468
3.50%, 03/01/23(b)	950	995,305
3.50%, 11/16/27(b)	135	148,697
3.80%, 01/10/24(b)	715	767,038
4.25%, 10/15/24	1,983	2,187,408
4.38%, 09/28/25(b)	30	33,355
4.38%, 05/12/26(b)	1,025	1,145,817
4.38%, 03/01/33 (Call 03/01/28)(a)(b)	403	448,998
4.40%, 08/14/28(b)	395	459,701
4.63%, 03/13/27(b)	375	426,386
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	1,210	1,319,130
5.20%, 01/10/30 (Call 01/10/29)(a)(b)	445	540,368
7.20%, (Call 06/25/37)(a)(b)(e)(g)	195	207,127
BNZ International Funding Ltd./London, 3.38%, 03/01/23(b)	615	644,581
BOS Funding Ltd., 4.00%, 09/18/24(d)	400	412,068
BOSCI BVI Ltd., 1.25%, 09/10/23(d)	600	598,926
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26)(a)(d)(g)	400	403,828
BPCE SA
1.00%, 01/20/26(b)	175	173,919
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,665	1,680,668
2.38%, 01/14/25(b)	500	521,730
2.70%, 10/01/29(b)	5	5,296
2.75%, 01/11/23(b)	155	160,467
3.25%, 01/11/28(b)	250	274,920
3.38%, 12/02/26	1,451	1,604,240
3.50%, 10/23/27(b)	500	548,370
4.00%, 09/12/23(b)	325	348,013
4.00%, 04/15/24	758	827,031
4.50%, 03/15/25(b)	595	659,861
4.63%, 09/12/28(b)	305	358,945
4.88%, 04/01/26(b)	170	193,448
5.15%, 07/21/24(b)	505	562,171
Security	Par (000)	Value

Banks (continued)
5.70%, 10/22/23(b)	$395	$436,127
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26)(a)(d)	400	377,736
Caixa Economica Federal, 3.50%, 11/07/22(d)	250	256,575
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	904	903,150
0.95%, 06/23/23	582	588,053
0.95%, 10/23/25	200	200,386
1.25%, 06/22/26	900	902,763
2.25%, 01/28/25	720	754,582
3.10%, 04/02/24	873	929,911
3.50%, 09/13/23	550	586,729
Capital One N.A., 2.15%, 09/06/22 (Call 05/06/22)	345	351,441
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	403,844
2.00%, 05/12/26(d)	200	200,040
5.00%, 05/24/23(d)	500	538,155
China CITIC Bank Corp. Ltd., 1.12%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(d)	300	300,147
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(d)	250	265,425
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	1,200	1,229,328
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	300	321,621
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(d)	400	401,212
0.96%, 06/08/23, (3 mo. LIBOR US + 0.830%)(a)(d)	200	201,362
1.00%, 08/04/23(d)	800	804,104
1.25%, 08/04/25(d)	600	602,010
1.46%, 04/22/26(d)	600	606,912
China Development Bank
3.38%, 01/24/27(d)	200	222,034
4.00%, 01/24/37(d)	200	230,456
China Everbright Bank Co. Ltd., 0.98%, 08/03/23(a)(d)	1,200	1,201,452
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	1,000	995,750
China Minsheng Banking Corp. Ltd./Hong Kong
1.04%, 10/22/23, (3 mo. LIBOR US + 0.900%)(a)(d)	1,000	997,030
1.17%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(d)	200	200,078
China Zheshang Bank Co. Ltd./Hong Kong, 1.10%, 03/16/24(d)	400	399,976
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(a)	155	163,153
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)	160	168,035
4.75%, 02/16/24 (Call 11/16/23)	229	246,983
5.00%, 08/15/22	353	367,833
5.00%, 08/01/23	340	366,999
5.25%, 03/07/25 (Call 12/07/24)	200	225,674
6.13%, 03/09/28	275	338,910
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	690	742,281
CITIC Ltd.
2.45%, 02/25/25(d)	400	411,048
2.85%, 02/25/30(d)	400	414,576
3.70%, 06/14/26(d)	200	217,642
3.88%, 02/28/27(d)	400	438,956
4.00%, 01/11/28(d)	200	223,216
6.80%, 01/17/23(d)	200	216,586
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(a)	1,402	1,407,342

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	$774	$778,172
1.12%, 01/28/27 (Call 01/28/26)(a)	1,990	1,973,682
1.46%, 06/09/27 (Call 06/09/26)(a)	955	957,091
1.68%, 05/15/24 (Call 05/15/23)(a)	367	374,531
2.56%, 05/01/32 (Call 05/01/31)(a)	1,416	1,463,705
2.57%, 06/03/31 (Call 06/03/30)(a)	1,278	1,323,420
2.67%, 01/29/31 (Call 01/29/30)(a)	227	237,181
2.70%, 10/27/22 (Call 09/27/22)	748	768,368
2.98%, 11/05/30 (Call 11/05/29)(a)	789	843,165
3.11%, 04/08/26 (Call 04/08/25)(a)	1,790	1,917,251
3.20%, 10/21/26 (Call 07/21/26)	1,795	1,957,142
3.30%, 04/27/25	88	95,872
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,368	1,460,573
3.38%, 03/01/23	200	209,510
3.40%, 05/01/26	1,057	1,163,398
3.50%, 05/15/23	477	501,771
3.52%, 10/27/28 (Call 10/27/27)(a)	901	993,145
3.67%, 07/24/28 (Call 07/24/27)(a)	1,328	1,475,926
3.70%, 01/12/26	972	1,079,309
3.75%, 06/16/24	571	620,694
3.88%, 10/25/23	823	886,215
3.88%, 03/26/25	637	699,267
3.88%, 01/24/39 (Call 01/22/38)(a)	172	201,016
3.89%, 01/10/28 (Call 01/10/27)(a)	884	987,428
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)	669	763,550
4.00%, 08/05/24	965	1,051,512
4.04%, 06/01/24 (Call 06/01/23)(a)	1,103	1,172,290
4.08%, 04/23/29 (Call 04/23/28)(a)	754	860,224
4.13%, 07/25/28	618	702,338
4.28%, 04/24/48 (Call 04/24/47)(a)	566	715,124
4.30%, 11/20/26	548	623,476
4.40%, 06/10/25	854	955,242
4.41%, 03/31/31 (Call 03/31/30)(a)	1,488	1,753,578
4.45%, 09/29/27	1,729	1,995,093
4.60%, 03/09/26	1,088	1,245,804
4.65%, 07/30/45	600	783,786
4.65%, 07/23/48 (Call 06/23/48)	1,121	1,492,286
4.75%, 05/18/46	965	1,242,611
5.30%, 05/06/44	767	1,046,027
5.32%, 03/26/41 (Call 03/26/40)(a)	1,041	1,413,262
5.50%, 09/13/25	2,127	2,482,188
5.88%, 02/22/33	176	234,245
5.88%, 01/30/42	421	615,321
6.00%, 10/31/33	370	498,449
6.13%, 08/25/36	560	789,029
6.63%, 01/15/28	60	77,572
6.63%, 06/15/32	894	1,230,412
6.68%, 09/13/43	511	797,354
8.13%, 07/15/39	847	1,476,050
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	344	361,093
3.70%, 03/29/23 (Call 02/28/23)	300	315,360
3.75%, 02/18/26 (Call 11/18/25)	575	640,337
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	600	623,784
2.64%, 09/30/32 (Call 07/02/32)	225	230,114
2.85%, 07/27/26 (Call 04/25/26)	338	363,272
Security	Par (000)	Value

Banks (continued)
3.25%, 04/30/30 (Call 01/30/30)	$663	$727,994
4.30%, 12/03/25 (Call 11/03/25)	25	28,009
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	359	381,269
4.00%, 02/01/29 (Call 10/31/28)	510	591,386
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(g)	400	425,060
Commerzbank AG, 8.13%, 09/19/23(b)	500	566,780
Commonwealth Bank of Australia
2.50%, 09/18/22(b)	400	410,208
2.63%, 09/06/26(b)	305	329,476
2.69%, 03/11/31(b)	600	608,238
2.85%, 05/18/26(b)	275	299,019
3.15%, 09/19/27(b)	345	381,560
3.31%, 03/11/41(b)	225	235,816
3.61%, 09/12/34 (Call 09/12/29)(a)(b)	1,245	1,339,857
3.74%, 09/12/39(b)	580	647,141
3.90%, 03/16/28(b)	490	567,322
3.90%, 07/12/47(b)	405	496,761
4.32%, 01/10/48(b)	215	260,118
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	270	269,098
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	4,650	4,622,611
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	210	212,102
2.63%, 07/22/24(b)	733	773,557
3.75%, 07/21/26	372	412,061
3.88%, 09/26/23(b)	90	96,497
3.95%, 11/09/22	355	370,911
4.38%, 08/04/25	575	645,121
4.63%, 12/01/23	610	665,534
5.25%, 05/24/41	778	1,094,133
5.25%, 08/04/45	1,101	1,509,394
5.75%, 12/01/43	590	851,352
Cooperatieve Rabobank U.A./New York
2.75%, 01/10/23	475	491,905
3.38%, 05/21/25	289	316,978
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	400	405,184
Credit Agricole SA
3.25%, 01/14/30(b)	668	712,656
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	860	940,814
4.38%, 03/17/25(b)	100	110,451
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	610	624,774
3.25%, 10/04/24(b)	1,160	1,242,836
3.75%, 04/24/23(b)	820	866,027
4.13%, 01/10/27(b)	360	407,776
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(d)	500	518,635
Credit Suisse AG/New York NY
0.50%, 02/02/24	510	508,832
1.00%, 05/05/23	1,801	1,820,325
2.95%, 04/09/25	1,125	1,208,509
3.63%, 09/09/24	1,525	1,658,925
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	1,860	1,835,336
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,794	1,846,528
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	350	364,798
3.00%, 12/14/23 (Call 12/14/22)(a)(b)	425	438,443
3.09%, 05/14/32 (Call 05/14/31)(a)(b)	745	779,300
3.57%, 01/09/23 (Call 01/09/22)(b)	560	567,627

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 03/26/25	$917	$998,916
3.80%, 06/09/23	95	100,481
3.87%, 01/12/29 (Call 01/12/28)(a)(b)	702	778,679
4.19%, 04/01/31 (Call 04/01/30)(a)(b)	365	416,454
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	450	478,049
4.28%, 01/09/28 (Call 01/09/27)(b)	700	785,442
4.55%, 04/17/26	908	1,031,897
4.88%, 05/15/45	1,320	1,703,618

Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	850	882,512
Daegu Bank Ltd. (The), 3.75%, 08/13/23(d)	400	422,960
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	285	288,115
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	957	965,010
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	550	586,503
3.88%, 09/12/23(b)	285	303,132
4.38%, 06/12/28(b)	330	375,256
5.38%, 01/12/24(b)	405	448,242
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(d)	600	602,124
3.30%, (Call 02/27/25)(a)(d)(g)	400	411,884
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	725	781,050
Deutsche Bank AG
4.10%, 01/13/26	505	557,490
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(a)	885	916,453
4.50%, 04/01/25	700	755,461
Deutsche Bank AG/London, 3.70%, 05/30/24	556	596,249
Deutsche Bank AG/New York NY
0.90%, 05/28/24	295	294,611
1.69%, 03/19/26	475	481,854
2.13%, 11/24/26 (Call 11/24/25)(a)	899	919,183
2.22%, 09/18/24 (Call 09/18/23)(a)	1,005	1,031,502
3.04%, 05/28/32 (Call 05/28/31)(a)	535	553,227
3.30%, 11/16/22	715	739,153
3.55%, 09/18/31 (Call 09/18/30)(a)	850	918,272
3.70%, 05/30/24	655	702,265
3.73%, 01/14/32 (Call 01/14/31)(a)	550	566,214
3.95%, 02/27/23	925	969,936
3.96%, 11/26/25 (Call 11/26/24)(a)	800	867,488
4.10%, 01/13/26	322	354,522
4.88%, 12/01/32 (Call 12/01/27)(a)	475	517,019
5.88%, 07/08/31 (Call 04/08/30)(a)	350	412,762
Development Bank of Kazakhstan JSC
2.95%, 05/06/31(d)	200	199,720
4.13%, 12/10/22(d)	200	208,374
Development Bank of the Philippines, 2.38%, 03/11/31(d)	400	393,372
Dexia Credit Local SA
1.13%, 04/09/26(b)	274	278,411
1.63%, 10/16/24(b)	5	5,169
2.38%, 09/20/22(b)	1,000	1,024,290
DIB Sukuk Ltd.
2.95%, 02/20/25(d)	200	209,000
2.95%, 01/16/26(d)	600	625,806
3.63%, 02/06/23(d)	600	623,382
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(g)	400	433,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(g)	800	832,040
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)(g)	200	199,556
Security	Par (000)	Value

Banks (continued)
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	$1,450	$1,518,469
3.35%, 02/06/23 (Call 01/06/23)	305	317,627
3.45%, 07/27/26 (Call 04/27/26)	105	115,290
4.20%, 08/08/23	255	273,941
4.65%, 09/13/28 (Call 06/13/28)	335	396,985
DNB Bank ASA, 1.54%, 05/25/27 (Call 05/25/26)(a)(b)	1,010	1,019,302
Doha Finance Ltd., 2.38%, 03/31/26(d)	400	404,860
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	450	652,140
Ecobank Transnational Inc., 9.50%, 04/18/24(d)	600	642,774
EI Sukuk Co. Ltd., 1.83%, 09/23/25(d)	200	201,806
Emirates Development Bank PJSC, 1.64%, 06/15/26(d)	400	402,500
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	600	603,234
2.63%, 02/18/25(d)	300	313,848
6.13%, (Call 07/09/26)(a)(d)(g)	600	659,802
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	800	799,352
2.50%, 01/21/25(d)	400	416,700
3.63%, 03/05/23(d)	200	209,790
3.88%, 01/22/24(d)	200	214,840
Federation des Caisses Desjardins du Quebec, 0.70%, 05/21/24(b)	1,300	1,301,092
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	201	205,118
2.38%, 01/28/25 (Call 12/29/24)	714	749,493
2.55%, 05/05/27 (Call 04/05/27)	605	644,773
3.65%, 01/25/24 (Call 12/25/23)	710	761,404
3.95%, 03/14/28 (Call 02/14/28)	913	1,060,568
4.30%, 01/16/24 (Call 12/16/23)	481	521,250
8.25%, 03/01/38	483	818,627
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	305	311,619
2.25%, 02/01/27 (Call 01/01/27)	500	528,185
3.85%, 03/15/26 (Call 02/15/26)	808	902,617
3.95%, 07/28/25 (Call 06/28/25)	350	393,670
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(g)	200	213,000
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	240	299,784
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	105	110,241
4.00%, 05/26/25 (Call 04/26/25)	100	110,482
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	490	611,388
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(d)	200	210,634
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	225	228,773
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	315	305,893
7.63%, 05/01/26 (Call 05/01/23)(b)	360	369,403
8.13%, 11/15/24 (Call 11/15/21)(b)	175	179,477
8.25%, 04/15/25 (Call 04/15/22)(b)	258	268,452
Goldman Sachs Capital I, 6.35%, 02/15/34	659	936,479
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	1,821	1,821,728
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(a)	2,185	2,186,202
0.66%, 09/10/24 (Call 09/10/23)(a)	1,000	999,690
0.67%, 03/08/24 (Call 03/08/23)(a)	650	651,183

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	$158	$157,332
1.09%, 12/09/26 (Call 12/09/25)(a)	550	546,354
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	363	364,677
1.54%, 09/10/27 (Call 09/10/26)(a)	1,000	1,007,090
1.99%, 01/27/32 (Call 01/27/31)(a)	1,203	1,186,663
2.38%, 07/21/32 (Call 07/21/31)(a)	280	284,726
2.60%, 02/07/30 (Call 11/07/29)	460	482,172
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	1,082	1,121,958
2.91%, 07/21/42 (Call 07/21/41)(a)	300	304,452
3.20%, 02/23/23 (Call 01/23/23)	473	492,379
3.21%, 04/22/42 (Call 04/22/41)(a)	1,160	1,231,665
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	1,347	1,444,173
3.50%, 01/23/25 (Call 10/23/24)	619	669,356
3.50%, 04/01/25 (Call 03/01/25)	1,390	1,511,125
3.50%, 11/16/26 (Call 11/16/25)	1,264	1,382,626
3.63%, 01/22/23	1,226	1,284,652
3.63%, 02/20/24 (Call 01/20/24)	1,311	1,404,356
3.69%, 06/05/28 (Call 06/05/27)(a)	593	661,545
3.75%, 05/22/25 (Call 02/22/25)	786	860,977
3.75%, 02/25/26 (Call 11/25/25)	766	849,011
3.80%, 03/15/30 (Call 12/15/29)	488	554,158
3.81%, 04/23/29 (Call 04/23/28)(a)	685	771,543
3.85%, 07/08/24 (Call 04/08/24)	791	857,816
3.85%, 01/26/27 (Call 01/26/26)	969	1,072,896
4.00%, 03/03/24	1,908	2,067,795
4.02%, 10/31/38 (Call 10/31/37)(a)	1,704	2,019,053
4.22%, 05/01/29 (Call 05/01/28)(a)	1,092	1,257,318
4.25%, 10/21/25	992	1,113,054
4.41%, 04/23/39 (Call 04/23/38)(a)	640	786,944
4.75%, 10/21/45 (Call 04/21/45)	705	933,913
4.80%, 07/08/44 (Call 01/08/44)	1,043	1,376,645
5.15%, 05/22/45	984	1,330,840
5.95%, 01/15/27	586	717,282
6.13%, 02/15/33	888	1,221,000
6.25%, 02/01/41	1,685	2,526,118
6.45%, 05/01/36	1,363	1,945,846
6.75%, 10/01/37	2,520	3,722,166
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(d)	1,000	989,050
Gulf International Bank BSC, 2.38%, 09/23/25(d)	600	606,462
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	390	509,519
5.88%, 11/01/34	50	66,542
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)(a)	360	360,922
1.59%, 05/24/27 (Call 05/24/26)(a)	1,242	1,250,297
1.65%, 04/18/26 (Call 04/18/25)(a)	1,225	1,243,546
2.01%, 09/22/28 (Call 09/22/27)(a)	665	674,011
2.10%, 06/04/26 (Call 06/04/25)(a)	420	433,264
2.63%, 11/07/25 (Call 11/07/24)(a)	1,205	1,263,394
2.80%, 05/24/32 (Call 05/24/31)(a)	600	622,764
2.85%, 06/04/31 (Call 06/04/30)(a)	684	718,987
3.03%, 11/22/23 (Call 11/22/22)(a)	1,402	1,450,018
3.60%, 05/25/23	850	898,951
3.80%, 03/11/25 (Call 03/11/24)(a)	1,410	1,515,285
3.90%, 05/25/26	490	545,963
Security	Par (000)	Value

Banks (continued)
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	$960	$1,017,850
3.97%, 05/22/30 (Call 05/22/29)(a)	1,130	1,274,041
4.04%, 03/13/28 (Call 03/13/27)(a)	655	733,469
4.25%, 03/14/24	882	953,177
4.25%, 08/18/25	510	565,605
4.29%, 09/12/26 (Call 09/15/25)(a)	790	881,656
4.30%, 03/08/26	1,525	1,727,001
4.38%, 11/23/26	745	842,506
4.58%, 06/19/29 (Call 06/19/28)(a)	1,376	1,601,485
4.95%, 03/31/30	740	900,388
5.25%, 03/14/44	1,280	1,688,614
6.10%, 01/14/42	365	540,507
6.50%, 05/02/36	1,121	1,562,024
6.50%, 09/15/37	1,705	2,407,596
6.80%, 06/01/38	804	1,167,247
7.63%, 05/17/32	288	409,677
HSBC USA Inc., 3.50%, 06/23/24	685	740,019
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	1,002	1,063,362
2.63%, 08/06/24 (Call 07/06/24)	1,131	1,193,737
4.00%, 05/15/25 (Call 04/15/25)	363	403,928
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	285	290,985
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(d)	600	614,142
3.80%, 12/14/27(d)	300	326,373
4.00%, 03/18/26(d)	200	217,758
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	600	673,746
Industrial & Commercial Bank of China Ltd./Hong Kong 0.90%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(d)	400	402,840
1.00%, 07/20/23(d)	1,000	1,005,480
2.25%, 09/16/22(d)	400	406,912
Industrial & Commercial Bank of China Ltd./London, 0.98%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	800	806,192
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	1,205	1,238,571
Industrial & Commercial Bank of China Ltd./Singapore
0.98%, 04/16/23, (3 mo. LIBOR US + 0.85%)(a)(d)	1,000	1,005,400
1.00%, 09/09/23(d)	400	402,356
1.20%, 09/09/25(d)	400	400,908
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	1,000	1,038,200
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(d)	200	200,254
1.13%, 11/06/23(d)	200	200,094
1.18%, 03/05/23, (3 mo. LIBOR US + 1.050%)(a)(d)	200	200,538
Industrial Senior Trust, 5.50%, 11/01/22(d)	650	674,693
ING Bank NV, 5.80%, 09/25/23(b)	200	221,286
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	530	535,751
1.73%, 04/01/27 (Call 04/01/26)(a)	350	356,377
2.73%, 04/01/32 (Call 04/01/31)(a)	665	698,137
3.55%, 04/09/24	843	907,717
3.95%, 03/29/27	400	452,612
4.05%, 04/09/29	615	712,010
4.10%, 10/02/23	2,095	2,255,540
4.55%, 10/02/28	698	827,577
4.63%, 01/06/26(b)	495	567,483

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.70%, 03/22/28 (Call 03/22/23)(a)(d)	$400	$422,380
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	1,073	1,077,796
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	575	597,160
3.88%, 07/14/27(b)	450	492,597
3.88%, 01/12/28(b)	120	130,735
4.20%, 06/01/32 (Call 06/01/31)(b)	365	375,731
4.95%, 06/01/42 (Call 06/01/41)(b)	500	521,035
5.02%, 06/26/24(b)	900	975,843
5.71%, 01/15/26(b)	700	790,461
Series XR, 3.25%, 09/23/24(b)	405	431,062
Series XR, 4.00%, 09/23/29(b)	530	588,114
Series XR, 4.70%, 09/23/49(b)(e)	475	574,304
Itau Unibanco Holding SA/Cayman Island
2.90%, 01/24/23(d)	600	611,202
3.25%, 01/24/25(d)	600	614,082
5.13%, 05/13/23(d)	700	734,083
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)	335	335,982
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	1,085	1,089,134
0.82%, 06/01/25 (Call 06/01/24)(a)	1,120	1,121,669
0.97%, 06/23/25 (Call 06/23/24)(a)	1,030	1,034,408
1.04%, 02/04/27 (Call 02/04/26)(a)	71	70,301
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	335	332,997
1.51%, 06/01/24 (Call 06/01/23)(a)	1,885	1,921,399
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	365	369,493
1.76%, 11/19/31 (Call 11/19/30), (SOFR +1.105%)(a)	582	566,234
1.95%, 02/04/32 (Call 02/04/31)(a)	770	760,329
2.01%, 03/13/26 (Call 03/13/25)(a)	972	1,007,284
2.07%, 06/01/29 (Call 06/01/28)(a)	1,245	1,269,539
2.08%, 04/22/26 (Call 04/22/25)(a)	1,619	1,680,441
2.18%, 06/01/28 (Call 06/01/27)(a)	175	181,148
2.30%, 10/15/25 (Call 10/15/24)(a)	829	865,012
2.52%, 04/22/31 (Call 04/22/30)(a)	1,230	1,280,061
2.53%, 11/19/41 (Call 11/19/40)(a)	1,340	1,311,619
2.58%, 04/22/32 (Call 04/22/31)(a)	835	869,177
2.70%, 05/18/23 (Call 03/18/23)	1,146	1,189,628
2.74%, 10/15/30 (Call 10/15/29)(a)	1,237	1,310,057
2.95%, 10/01/26 (Call 07/01/26)	1,394	1,507,486
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	1,220	1,294,627
2.97%, 01/15/23 (Call 01/15/22)	1,189	1,203,767
3.11%, 04/22/41 (Call 04/22/40)(a)	785	834,636
3.11%, 04/22/51 (Call 04/22/50)(a)	722	753,183
3.13%, 01/23/25 (Call 10/23/24)	1,069	1,149,154
3.16%, 04/22/42 (Call 04/22/41)(a)	1,150	1,223,738
3.20%, 01/25/23	1,120	1,168,518
3.20%, 06/15/26 (Call 03/15/26)	1,259	1,377,799
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	996	1,057,603
3.25%, 09/23/22	862	891,446
3.30%, 04/01/26 (Call 01/01/26)	797	874,253
3.33%, 04/22/52 (Call 04/22/51)(a)	705	765,877
3.38%, 05/01/23	1,041	1,092,696
3.51%, 01/23/29 (Call 01/23/28)(a)	2,247	2,494,260
3.54%, 05/01/28 (Call 05/01/27)(a)	491	544,067
Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	$970	$1,020,605
3.63%, 05/13/24	403	436,965
3.63%, 12/01/27 (Call 12/01/26)	1,125	1,239,626
3.70%, 05/06/30 (Call 05/06/29)(a)	528	594,359
3.78%, 02/01/28 (Call 02/01/27)(a)	764	853,487
3.80%, 07/23/24 (Call 07/23/23)(a)	1,560	1,658,966
3.88%, 02/01/24	1,221	1,322,306
3.88%, 09/10/24	2,452	2,670,988
3.88%, 07/24/38 (Call 07/24/37)(a)	520	609,196
3.90%, 07/15/25 (Call 04/15/25)	1,609	1,783,850
3.90%, 01/23/49 (Call 01/23/48)(a)	1,579	1,856,399
3.96%, 01/29/27 (Call 01/29/26)(a)	1,229	1,373,321
3.96%, 11/15/48 (Call 11/15/47)(a)	1,385	1,647,596
4.01%, 04/23/29 (Call 04/23/28)(a)	882	1,005,542
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	1,858	2,001,326
4.03%, 07/24/48 (Call 07/24/47)(a)	637	758,495
4.13%, 12/15/26	532	605,267
4.20%, 07/23/29 (Call 07/23/28)(a)	895	1,032,714
4.25%, 10/01/27	1,540	1,770,892
4.26%, 02/22/48 (Call 02/22/47)(a)	1,198	1,477,925
4.45%, 12/05/29 (Call 12/05/28)(a)	823	967,428
4.49%, 03/24/31 (Call 03/24/30)(a)	1,096	1,309,950
4.85%, 02/01/44	533	717,269
4.95%, 06/01/45	941	1,261,326
5.40%, 01/06/42	1,030	1,444,297
5.50%, 10/15/40	736	1,023,408
5.60%, 07/15/41	873	1,235,164
5.63%, 08/16/43	1,637	2,330,351
6.40%, 05/15/38	1,024	1,520,210
7.63%, 10/15/26	665	872,280
8.00%, 04/29/27	1,293	1,746,752
8.75%, 09/01/30	55	84,005
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	600	615,024
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(a)	810	810,883
1.25%, 03/10/23	680	690,520
2.30%, 09/14/22	620	633,919
3.40%, 05/20/26	895	984,410
3.90%, 04/13/29	309	351,546
6.95%, 02/01/28	5	6,435
KeyCorp.
2.25%, 04/06/27	586	612,727
2.55%, 10/01/29	555	589,588
4.10%, 04/30/28	580	675,445
4.15%, 10/29/25	371	419,441
KfW
0.00%, 04/18/36(h)	600	467,460
0.00%, 06/29/37(h)	830	632,344
0.13%, 05/16/23(d)	935	933,691
0.25%, 04/25/23	1,450	1,451,508
0.25%, 10/19/23	2,385	2,383,569
0.25%, 03/08/24	1,825	1,821,094
0.38%, 07/18/25	1,025	1,016,380
0.63%, 01/22/26	825	823,556
0.75%, 09/30/30	2,150	2,059,162
1.38%, 08/05/24	1,285	1,322,214
1.63%, 02/15/23	2,321	2,372,782

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.75%, 08/22/22	$1,530	$1,556,484
1.75%, 09/14/29	829	868,344
2.00%, 09/29/22	695	710,040
2.00%, 10/04/22	648	662,178
2.00%, 05/02/25	1,648	1,734,652
2.13%, 01/17/23	1,505	1,548,043
2.13%, 08/07/23(d)	25	25,940
2.38%, 12/29/22	1,596	1,645,987
2.50%, 11/20/24	1,894	2,019,345
2.63%, 02/28/24	850	900,039
2.88%, 04/03/28	1,891	2,120,719
Kookmin Bank
1.38%, 05/06/26(d)	400	403,308
1.75%, 05/04/25(d)(e)	400	410,428
2.50%, 11/04/30(d)	600	608,130
4.35%, (Call 07/02/24)(a)(d)(g)	400	422,000
Korea Development Bank (The)
0.51%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	400	400,596
1.58%, 04/16/23, (3 mo. LIBOR US + 1.450%)(a)(d)	600	612,456
2.00%, 09/12/26	200	210,440
2.13%, 10/01/24	465	488,208
2.75%, 03/19/23	250	259,455
3.00%, 09/14/22	1,200	1,235,088
3.00%, 01/13/26	200	218,334
3.38%, 03/12/23	300	314,136
3.38%, 09/16/25	200	220,284
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	945	1,047,126
Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.50%, 12/08/25(d)	50	49,575
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	250	252,115
0.88%, 09/03/30	1,458	1,407,232
1.75%, 07/27/26	414	434,170
1.75%, 01/14/27(d)	375	392,895
1.88%, 04/17/23(d)	820	843,304
2.00%, 01/13/25	2,390	2,509,500
2.38%, 01/23/24(d)	345	362,347
2.38%, 06/10/25	349	372,530
3.13%, 11/14/23	1,410	1,500,268
Series 37, 2.50%, 11/15/27	1,013	1,106,520
Series 40, 0.50%, 05/27/25	875	871,867
Lloyds Bank PLC
2.25%, 08/14/22	295	300,932
3.50%, 05/14/25	160	174,051
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	705	738,198
2.91%, 11/07/23 (Call 11/07/22)(a)	1,128	1,161,840
3.57%, 11/07/28 (Call 11/07/27)(a)	921	1,013,763
3.75%, 01/11/27	828	920,214
3.87%, 07/09/25 (Call 07/09/24)(a)	601	651,574
3.90%, 03/12/24	290	313,812
4.05%, 08/16/23	1,205	1,289,266
4.34%, 01/09/48	1,162	1,402,743
4.38%, 03/22/28	1,110	1,284,370
4.45%, 05/08/25	515	579,277
4.50%, 11/04/24	1,397	1,549,091
4.55%, 08/16/28	605	711,177
4.58%, 12/10/25	650	732,777
4.65%, 03/24/26	770	876,899
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	315	334,328
Security	Par (000)	Value

Banks (continued)
Macquarie Bank Ltd.
0.44%, 12/16/22(b)	$1,000	$1,001,780
2.10%, 10/17/22(b)	343	350,635
2.30%, 01/22/25(b)	15	15,735
3.62%, 06/03/30(b)	500	536,525
3.90%, 01/15/26(b)	65	72,828
4.00%, 07/29/25(b)	25	27,897
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	335	334,447
1.63%, 09/23/27 (Call 09/23/26)(a)(b)	525	527,336
2.69%, 06/23/32 (Call 06/23/31)(a)(b)	300	305,565
3.19%, 11/28/23 (Call 11/28/22)(a)(b)	957	989,902
3.76%, 11/28/28 (Call 11/28/27)(a)(b)	255	282,772
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	500	528,425
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	145	168,605
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	485	582,427
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	130	144,521
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	1,000	1,025,870
Mashreqbank PSC, 4.25%, 02/26/24(d)	200	214,246
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	400	409,660
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	805	808,912
0.95%, 07/19/25 (Call 07/19/24)(a)	300	301,683
1.41%, 07/17/25	772	783,665
1.54%, 07/20/27 (Call 07/20/26)(a)	300	303,486
2.05%, 07/17/30	1,021	1,029,924
2.19%, 02/25/25	736	767,692
2.31%, 07/20/32 (Call 07/20/31)(a)	300	305,766
2.53%, 09/13/23	555	579,703
2.56%, 02/25/30	416	437,041
2.76%, 09/13/26	300	321,294
2.80%, 07/18/24	965	1,022,157
3.20%, 07/18/29	830	908,593
3.29%, 07/25/27	415	460,596
3.41%, 03/07/24	544	582,722
3.46%, 03/02/23	665	697,359
3.68%, 02/22/27	340	381,582
3.74%, 03/07/29	696	791,157
3.75%, 07/18/39	1,230	1,424,635
3.76%, 07/26/23	1,490	1,587,610
3.78%, 03/02/25	395	434,504
3.85%, 03/01/26	1,049	1,177,817
3.96%, 03/02/28	220	251,893
4.05%, 09/11/28	220	254,749
4.15%, 03/07/39	615	747,557
4.29%, 07/26/38	371	456,111
Mizuho Bank Ltd.
2.95%, 10/17/22(b)	200	206,394
3.60%, 09/25/24(b)	350	380,244
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(a)	330	331,756
1.23%, 05/22/27 (Call 05/22/26)(a)	1,075	1,069,281
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	970	983,008
1.55%, 07/09/27 (Call 07/09/26)(a)	500	505,305
1.98%, 09/08/31 (Call 09/08/30)(a)	128	126,962
2.20%, 07/10/31 (Call 07/10/30)(a)	1,085	1,095,752
2.26%, 07/09/32 (Call 07/09/31)(a)	500	503,560
2.56%, 09/13/25 (Call 09/13/24)(a)	415	436,240
2.59%, 05/25/31 (Call 05/25/30)(a)	50	51,947

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.60%, 09/11/22	$190	$194,843
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	773	816,682
2.84%, 09/13/26	253	272,914
2.87%, 09/13/30 (Call 09/13/29)(a)	210	223,096
3.15%, 07/16/30 (Call 07/16/29)(a)	644	700,002
3.17%, 09/11/27	475	520,605
3.48%, 04/12/26(b)	540	595,129
3.55%, 03/05/23	645	677,534
3.66%, 02/28/27	545	608,732
3.92%, 09/11/24 (Call 09/11/23)(a)	485	518,669
4.25%, 09/11/29 (Call 09/11/28)(a)	335	388,952
4.35%, 10/20/25(b)(e)	450	501,561
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	2,755	2,755,579
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)	1,555	1,557,877
0.79%, 01/22/25 (Call 01/22/24)(a)	500	500,850
0.79%, 05/30/25 (Call 05/30/24)(a)	925	923,890
0.99%, 12/10/26 (Call 12/10/25)(a)	1,665	1,646,602
1.51%, 07/20/27 (Call 07/20/26)(a)	955	962,831
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(a)	670	680,157
1.79%, 02/13/32 (Call 02/13/31)(a)	1,335	1,298,408
1.93%, 04/28/32 (Call 01/28/32)(a)	3,100	3,044,200
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	1,725	1,792,396
2.24%, 07/21/32 (Call 07/21/31)(a)	500	504,095
2.70%, 01/22/31 (Call 01/22/30)(a)	998	1,051,832
2.72%, 07/22/25 (Call 07/22/24)(a)	624	656,891
2.80%, 01/25/52 (Call 07/25/51)(a)	1,734	1,723,561
3.13%, 01/23/23	1,895	1,971,255
3.13%, 07/27/26	641	697,395
3.22%, 04/22/42 (Call 04/22/41)(a)	1,020	1,095,602
3.59%, 07/22/28 (Call 07/22/27)(a)	1,166	1,299,239
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	1,341	1,508,813
3.63%, 01/20/27	558	623,336
3.70%, 10/23/24	1,355	1,479,403
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	1,090	1,150,233
3.75%, 02/25/23	1,546	1,626,222
3.77%, 01/24/29 (Call 01/24/28)(a)	1,425	1,604,422
3.88%, 01/27/26	1,134	1,271,679
3.95%, 04/23/27	702	790,599
3.97%, 07/22/38 (Call 07/22/37)(a)	344	406,398
4.00%, 07/23/25	1,069	1,190,706
4.10%, 05/22/23	502	533,566
4.30%, 01/27/45	945	1,182,053
4.35%, 09/08/26	1,367	1,557,259
4.38%, 01/22/47	771	982,848
4.43%, 01/23/30 (Call 01/23/29)(a)	513	603,288
4.46%, 04/22/39 (Call 04/22/38)(a)	285	354,472
4.88%, 11/01/22	1,548	1,632,428
5.00%, 11/24/25	238	275,347
5.60%, 03/24/51 (Call 03/24/50)(a)	1,346	2,034,775
6.25%, 08/09/26	635	788,384
6.38%, 07/24/42	874	1,357,453
7.25%, 04/01/32	588	868,829
Security	Par (000)	Value

Banks (continued)
Series F, 3.88%, 04/29/24	$1,155	$1,255,912
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	422	422,224
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	230	246,353
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	200	204,522
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(d)	250	259,773
National Australia Bank Ltd.
2.33%, 08/21/30(b)	520	511,971
2.99%, 05/21/31(b)	250	257,480
3.50%, 01/10/27(b)	250	279,658
3.93%, 08/02/34 (Call 08/02/29)(a)(b)	420	460,446
National Australia Bank Ltd./New York
1.88%, 12/13/22	245	250,623
2.50%, 07/12/26	635	682,244
2.88%, 04/12/23	710	740,963
3.38%, 01/14/26	260	288,132
3.63%, 06/20/23	550	584,469
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	400	399,216
0.90%, 08/15/23 (Call 08/15/22)(a)	320	321,542
2.10%, 02/01/23	1,267	1,299,207
2.15%, 10/07/22(b)	310	316,637
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	210,088
National Securities Clearing Corp.
1.20%, 04/23/23(b)	820	832,308
1.50%, 04/23/25 (Call 03/23/25)(b)	840	860,076
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	695	698,996
2.36%, 05/22/24 (Call 05/22/23)(a)	1,570	1,616,236
3.07%, 05/22/28 (Call 05/22/27)(a)	639	683,040
3.75%, 11/01/29 (Call 11/01/24)(a)	435	462,849
3.88%, 09/12/23	985	1,050,581
4.27%, 03/22/25 (Call 03/22/24)(a)	1,098	1,192,439
4.45%, 05/08/30 (Call 05/08/29)(a)	1,660	1,930,032
4.80%, 04/05/26	1,476	1,696,765
4.89%, 05/18/29 (Call 05/18/28)(a)	380	449,076
5.08%, 01/27/30 (Call 01/27/29)(a)	280	335,552
5.13%, 05/28/24	795	881,647
6.00%, 12/19/23	319	356,377
6.10%, 06/10/23	75	82,044
NatWest Markets PLC
0.80%, 08/12/24(b)	328	327,816
2.38%, 05/21/23(b)	435	449,977
3.63%, 09/29/22(b)	435	451,500
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(d)(g)	200	208,120
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(g)	600	594,216
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,000	1,040,910
2.38%, 03/24/26(b)	200	215,098
NongHyup Bank, 1.25%, 07/20/25(d)	400	403,160
Nordea Bank Abp
0.63%, 05/24/24(b)	200	200,500
0.75%, 08/28/25(b)	943	938,332
1.00%, 06/09/23(b)	400	404,828
3.75%, 08/30/23(b)	550	587,048
4.25%, 09/21/22(b)	675	703,444

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	$440	$501,666
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	355	364,063
2.38%, 08/02/22	60	61,275
3.15%, 05/03/29 (Call 02/03/29)	738	823,733
3.38%, 05/08/32 (Call 05/08/27)(a)	179	196,263
3.65%, 08/03/28 (Call 05/03/28)	386	441,526
3.95%, 10/30/25	240	272,134
NRW Bank
0.38%, 02/10/25(d)	600	595,812
0.88%, 03/09/26(d)	275	276,697
1.88%, 07/31/24(d)	1,420	1,479,555
2.25%, 05/31/23(d)	200	207,250
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	450	444,366
0.50%, 02/02/26	150	148,655
1.50%, 02/12/25	1,114	1,150,339
2.88%, 03/13/23	1,030	1,073,909
3.13%, 11/07/23	830	882,157
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	665	667,820
4.25%, 06/19/24(b)	56	60,911
People's United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	250	268,280
PNC Bank N.A
2.70%, 11/01/22 (Call 10/01/22)	634	652,196
2.70%, 10/22/29	553	593,695
2.95%, 02/23/25 (Call 01/23/25)	545	586,992
3.10%, 10/25/27 (Call 09/25/27)	590	652,062
3.25%, 06/01/25 (Call 05/02/25)	50	54,564
3.25%, 01/22/28 (Call 12/23/27)	691	770,859
3.30%, 10/30/24 (Call 09/30/24)	365	396,010
3.50%, 06/08/23 (Call 05/08/23)	235	248,409
3.80%, 07/25/23 (Call 06/25/23)	665	707,141
4.05%, 07/26/28	560	653,778
4.20%, 11/01/25 (Call 10/01/25)	125	142,184
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	415	436,003
2.31%, 04/23/32 (Call 04/23/31)(a)	520	539,365
2.55%, 01/22/30 (Call 10/24/29)	898	952,221
2.60%, 07/23/26 (Call 05/24/26)	555	595,765
2.85%, 11/09/22(c)	45	46,490
3.15%, 05/19/27 (Call 04/19/27)	459	505,827
3.45%, 04/23/29 (Call 01/23/29)	910	1,026,671
3.50%, 01/23/24 (Call 12/24/23)	1,018	1,092,161
3.90%, 04/29/24 (Call 03/29/24)	188	203,997
Powszechna Kasa Oszczednosci Bank Polski SA Via
PKO Finance AB, 4.63%, 09/26/22(b)	184	191,941
QIB Sukuk Ltd.
1.51%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(d)	200	202,486
1.95%, 10/27/25(d)	800	811,232
3.98%, 03/26/24(d)	600	643,806
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	400	431,692
QNB Finance Ltd.
1.38%, 01/26/26(d)	600	596,568
1.63%, 09/22/25(d)	400	403,868
2.63%, 05/12/25(d)	1,000	1,046,470
2.75%, 02/12/27(d)	200	209,778
3.50%, 03/28/24(d)	600	639,120
Regions Bank/Birmingham AL, 6.45%, 06/26/37	60	86,529
Security	Par (000)	Value

Banks (continued)
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	$85	$89,049
3.80%, 08/14/23 (Call 07/14/23)	1,034	1,101,934
7.38%, 12/10/37	170	262,827
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(d)	800	818,040
Royal Bank of Canada
0.43%, 01/19/24	600	600,246
0.50%, 10/26/23	635	636,486
0.65%, 07/29/24	1,000	1,001,290
1.15%, 06/10/25	624	630,146
1.15%, 07/14/26	300	300,519
1.20%, 04/27/26	1,405	1,410,451
1.60%, 04/17/23	555	567,349
1.95%, 01/17/23	648	663,837
2.25%, 11/01/24	1,590	1,666,622
2.55%, 07/16/24	615	649,846
3.70%, 10/05/23	1,564	1,674,418
4.65%, 01/27/26	365	419,297
Samba Funding Ltd.
2.75%, 10/02/24(d)	200	208,854
2.90%, 01/29/27(d)	600	628,146
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	481	517,979
3.40%, 01/18/23 (Call 12/19/22)	604	627,786
3.45%, 06/02/25 (Call 05/02/25)	425	457,844
3.50%, 06/07/24 (Call 05/07/24)	355	379,921
4.40%, 07/13/27 (Call 04/14/27)	923	1,044,476
4.50%, 07/17/25 (Call 04/17/25)	579	643,391
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	1,780	1,793,937
3.57%, 01/10/23 (Call 01/10/22)	1,397	1,416,153
4.75%, 09/15/25(b)	165	186,297
4.80%, 11/15/24 (Call 11/15/23)(a)	105	114,574
5.63%, 09/15/45(b)	394	519,788
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(a)	1,515	1,523,060
Santander UK PLC, 4.00%, 03/13/24	985	1,072,960
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(d)	600	625,836
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	600	605,226
3.88%, 03/24/26(d)	400	441,300
4.00%, 04/23/29(d)	200	226,040
4.50%, 03/26/28(d)	400	461,388
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	400	402,016
5.88%, (Call 08/13/23)(a)(d)(g)	200	214,858
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(d)	400	414,256
SIB Sukuk Co. III Ltd.
2.85%, 06/23/25(d)	600	621,546
4.23%, 04/18/23(d)	200	210,506
Skandinaviska Enskilda Banken AB, 0.55%, 09/01/23(b)	200	200,658
Societe Generale SA
1.38%, 07/08/25(b)	200	202,308
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	395	393,700
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	660	662,963
2.63%, 10/16/24(b)	1,830	1,914,125
2.63%, 01/22/25(b)	865	906,260

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	$415	$425,006
3.00%, 01/22/30(b)	325	342,895
3.65%, 07/08/35 (Call 07/08/30)(a)(b)	320	335,795
3.88%, 03/28/24(b)	1,125	1,209,915
4.00%, 01/12/27(b)	300	334,452
4.25%, 09/14/23(b)	628	674,334
4.25%, 04/14/25(b)	240	261,482
4.25%, 08/19/26(b)	200	220,626
4.75%, 11/24/25(b)	470	526,146
4.75%, 09/14/28(b)	205	241,201
5.00%, 01/17/24(b)	930	1,011,282
5.63%, 11/24/45(b)	405	528,894
Standard Chartered PLC
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	350	352,209
1.32%, 10/14/23 (Call 10/14/22)(a)(b)	1,275	1,285,582
2.68%, 06/29/32 (Call 06/29/31)(a)(b)	215	218,610
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,135	1,192,794
3.20%, 04/17/25(b)	315	337,721
3.27%, 02/18/36 (Call 11/18/30)(a)(b)	600	606,918
3.52%, 02/12/30 (Call 02/12/25)(a)(d)	200	210,572
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	425	456,437
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	665	697,499
3.95%, 01/11/23(b)	325	338,380
4.05%, 04/12/26(b)	700	777,231
4.30%, 02/19/27(b)	769	852,644
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(e)	275	318,703
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	610	717,781
4.87%, 03/15/33 (Call 03/15/28)(a)(b)	603	672,375
5.20%, 01/26/24(b)	315	345,016
5.30%, 01/09/43(b)	420	524,391
5.70%, 03/26/44(b)	1,290	1,705,896
State Bank of India/London
1.80%, 07/13/26(d)	600	597,918
4.38%, 01/24/24(d)	740	794,982
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	79	83,309
2.40%, 01/24/30	603	640,543
2.65%, 05/19/26	1,022	1,102,452
2.90%, 03/30/26 (Call 10/30/25)(a)	345	369,902
3.03%, 11/01/34 (Call 11/01/29)(a)	678	730,748
3.10%, 05/15/23	600	629,256
3.15%, 03/30/31 (Call 03/30/30)(a)	513	571,169
3.30%, 12/16/24	743	808,852
3.55%, 08/18/25	240	266,225
3.70%, 11/20/23	567	611,260
3.78%, 12/03/24 (Call 12/03/23)(a)	310	333,811
4.14%, 12/03/29 (Call 12/03/28)(a)	140	165,740
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	75	77,134
3.40%, 07/11/24	174	187,704
3.65%, 07/23/25	250	275,488
3.95%, 07/19/23	925	990,767
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	235	233,764
1.47%, 07/08/25	495	502,950
1.71%, 01/12/31	400	391,628
2.13%, 07/08/30	842	854,411
2.14%, 09/23/30	732	721,108
2.35%, 01/15/25	680	712,592
2.45%, 09/27/24	1,313	1,380,107
Security	Par (000)	Value

Banks (continued)
2.63%, 07/14/26	$365	$388,995
2.70%, 07/16/24	1,635	1,726,478
2.72%, 09/27/29	240	254,414
2.75%, 01/15/30	955	1,014,391
2.78%, 10/18/22	542	558,293
3.01%, 10/19/26	180	195,737
3.04%, 07/16/29	798	863,149
3.10%, 01/17/23	690	718,104
3.20%, 09/17/29	425	458,006
3.35%, 10/18/27	370	409,757
3.36%, 07/12/27	324	358,924
3.45%, 01/11/27	373	413,795
3.54%, 01/17/28	1,330	1,490,305
3.75%, 07/19/23	1,033	1,100,331
3.78%, 03/09/26	430	481,540
3.94%, 10/16/23	685	737,231
3.94%, 07/19/28	388	445,110
4.31%, 10/16/28	75	88,055
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(b)	1,310	1,319,917
1.05%, 09/12/25(b)	700	699,797
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	211	225,992
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	915	890,460
2.10%, 05/15/28 (Call 03/15/28)	15	15,417
3.13%, 06/05/30 (Call 03/05/30)	476	519,497
3.50%, 01/29/25	78	84,646
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	500	499,845
0.63%, 06/30/23(b)	640	643,808
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	500	502,920
3.90%, 11/20/23	555	600,477
Swedbank AB, 1.30%, 06/02/23(b)	313	318,155
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	238	244,497
5.90%, 02/07/29 (Call 02/07/24)(a)	75	81,062
TC Ziraat Bankasi AS
5.13%, 09/29/23(d)	200	205,138
5.38%, 03/02/26(d)	800	791,320
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)	500	519,900
Toronto-Dominion Bank (The)
0.25%, 01/06/23	250	249,953
0.45%, 09/11/23	659	659,936
0.55%, 03/04/24	710	711,143
0.75%, 06/12/23	125	125,974
0.75%, 09/11/25	13	12,934
0.75%, 01/06/26	1,190	1,181,253
1.15%, 06/12/25	210	212,778
1.90%, 12/01/22	855	873,938
2.65%, 06/12/24	976	1,033,662
3.25%, 03/11/24	841	900,703
3.50%, 07/19/23	841	893,260
3.63%, 09/15/31 (Call 09/15/26)(a)	832	928,379
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	1,000	1,009,790
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	225	228,339
1.50%, 03/10/25 (Call 02/10/25)	462	475,158
2.15%, 12/06/24 (Call 11/06/24)	712	745,970
2.25%, 03/11/30 (Call 12/11/29)	1,052	1,085,443

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.45%, 08/01/22 (Call 07/01/22)	$498	$508,030
2.64%, 09/17/29 (Call 09/17/24)(a)	530	555,705
2.75%, 05/01/23 (Call 04/01/23)	300	312,438
3.00%, 02/02/23 (Call 01/02/23)	150	155,825
3.20%, 04/01/24 (Call 03/01/24)	331	354,038
3.30%, 05/15/26 (Call 04/15/26)	330	364,317
3.63%, 09/16/25 (Call 08/16/25)	266	294,164
3.69%, 08/02/24 (Call 08/02/23)(a)	150	159,821
3.80%, 10/30/26 (Call 09/30/26)	450	507,416
4.05%, 11/03/25 (Call 09/03/25)	525	592,819
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	1,690	1,673,370
1.20%, 08/05/25 (Call 07/03/25)	258	262,190
1.27%, 03/02/27 (Call 03/02/26)(a)	15	15,078
1.89%, 06/07/29 (Call 06/07/28)(a)	1,000	1,016,390
2.20%, 03/16/23 (Call 02/13/23)	525	540,446
2.50%, 08/01/24 (Call 07/01/24)	1,023	1,080,390
2.85%, 10/26/24 (Call 09/26/24)	456	488,371
3.70%, 06/05/25 (Call 05/05/25)	235	260,302
3.75%, 12/06/23 (Call 11/06/23)	1,100	1,182,071
3.88%, 03/19/29 (Call 02/19/29)	275	316,396
4.00%, 05/01/25 (Call 03/01/25)	569	633,741
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(d)	200	206,100
5.88%, 03/16/23(d)	200	209,668
Turkiye Is Bankasi AS
6.00%, 10/24/22(d)	200	205,510
6.13%, 04/25/24(d)	200	207,986
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	400	407,612
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	600	625,044
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	400	399,380
5.75%, 01/30/23(d)	600	618,558
6.50%, 01/08/26(d)	200	205,568
8.13%, 03/28/24(d)	400	436,124
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,126	1,098,402
1.45%, 05/12/25 (Call 04/12/25)	850	872,091
2.40%, 07/30/24 (Call 06/30/24)	671	707,019
3.00%, 07/30/29 (Call 04/30/29)	390	426,149
3.10%, 04/27/26 (Call 03/27/26)	579	633,663
3.38%, 02/05/24 (Call 01/05/24)	560	599,827
3.60%, 09/11/24 (Call 08/11/24)	475	516,800
3.70%, 01/30/24 (Call 12/29/23)	325	350,327
3.90%, 04/26/28 (Call 03/26/28)	434	503,713
3.95%, 11/17/25 (Call 10/17/25)	699	789,199
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,153	1,228,003
Series X, 3.15%, 04/27/27 (Call 03/27/27)	568	628,679
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	350	358,180
2.05%, 01/21/25 (Call 12/21/24)	75	78,351
2.80%, 01/27/25 (Call 12/27/24)	756	811,241
2.85%, 01/23/23 (Call 12/23/22)	25	25,915
3.40%, 07/24/23 (Call 06/23/23)	890	942,020
UBS AG/London
0.38%, 06/01/23(b)	1,050	1,049,611
0.45%, 02/09/24(b)	385	383,737
1.25%, 06/01/26(b)	2,000	2,010,320
4.50%, 06/26/48(b)	525	705,348
Security	Par (000)	Value

Banks (continued)
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	$3,790	$3,819,676
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	2,243	2,240,353
2.10%, 02/11/32 (Call 02/11/31)(a)(b)	140	139,220
2.86%, 08/15/23 (Call 08/15/22)(a)(b)	685	701,810
3.13%, 08/13/30 (Call 08/13/29)(a)(b)	415	450,532
3.49%, 05/23/23 (Call 05/23/22)(b)	438	448,928
4.13%, 09/24/25(b)	775	867,822
4.13%, 04/15/26(b)	838	944,376
4.25%, 03/23/28 (Call 03/23/27)(b)	485	554,137
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	415	416,270
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	516	526,769
3.13%, 06/03/32 (Call 06/03/31)(a)(b)	555	566,355
4.63%, 04/12/27(b)	175	197,859
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	700	773,948
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	490	547,408
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	600	730,236
Union Bank of the Philippines, 2.13%, 10/22/25(d)	400	410,444
United Overseas Bank Ltd.
1.75%, 03/16/31 (Call 03/16/26)(a)(d)	800	800,472
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	200	212,858
Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/25(d)	600	708,804
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(d)	400	421,912
Wachovia Corp.
5.50%, 08/01/35	1,312	1,734,897
7.57%, 08/01/26(c)	125	160,889
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	211,104
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	153	170,794
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24)(a)	595	596,095
1.65%, 06/02/24 (Call 06/02/23)(a)	1,800	1,839,006
2.16%, 02/11/26 (Call 02/11/25)(a)	1,234	1,285,248
2.19%, 04/30/26 (Call 04/29/25)(a)	845	880,558
2.39%, 06/02/28 (Call 06/02/27)(a)	1,428	1,495,145
2.41%, 10/30/25 (Call 10/30/24)(a)	2,185	2,284,505
2.57%, 02/11/31 (Call 02/11/30)(a)	2,372	2,483,152
2.88%, 10/30/30 (Call 10/30/29)(a)	1,215	1,297,887
3.00%, 02/19/25	926	991,616
3.00%, 04/22/26	2,334	2,531,713
3.00%, 10/23/26	842	913,604
3.07%, 04/30/41 (Call 04/29/40)(a)	1,155	1,215,037
3.20%, 06/17/27 (Call 06/17/26)(a)	1,350	1,468,219
3.30%, 09/09/24	1,677	1,808,225
3.55%, 09/29/25	728	802,766
3.58%, 05/22/28 (Call 05/22/27)(a)	1,735	1,925,711
3.75%, 01/24/24 (Call 12/24/23)	906	973,896
3.90%, 05/01/45	732	874,411
4.10%, 06/03/26	658	741,527
4.13%, 08/15/23	470	504,202
4.15%, 01/24/29 (Call 10/24/28)	1,195	1,383,965
4.30%, 07/22/27	1,904	2,187,696
4.40%, 06/14/46	990	1,216,977
4.48%, 04/04/31 (Call 04/04/30)(a)	1,000	1,195,320
4.65%, 11/04/44	1,489	1,870,750
4.75%, 12/07/46	1,815	2,334,507
4.90%, 11/17/45	977	1,272,963

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.01%, 04/04/51 (Call 04/04/50)(a)	$1,900	$2,657,967
5.38%, 02/07/35	295	401,914
5.38%, 11/02/43	687	936,319
5.61%, 01/15/44	1,348	1,883,965
Series B, 7.95%, 11/15/29	30	41,838
Series M, 3.45%, 02/13/23	679	710,716
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	769	817,524
5.95%, 08/26/36	25	34,974
6.60%, 01/15/38	218	325,012
Westpac Banking Corp.
1.15%, 06/03/26	800	807,664
2.00%, 01/13/23	480	492,053
2.15%, 06/03/31	1,100	1,132,318
2.35%, 02/19/25	270	285,088
2.65%, 01/16/30	637	692,935
2.67%, 11/15/35 (Call 11/15/30)(a)	490	489,642
2.70%, 08/19/26	809	876,414
2.75%, 01/11/23	596	617,516
2.85%, 05/13/26	774	842,344
2.89%, 02/04/30 (Call 02/04/25)(a)	345	360,059
2.96%, 11/16/40	854	861,054
3.30%, 02/26/24	614	658,380
3.35%, 03/08/27	344	383,546
3.40%, 01/25/28	330	372,247
3.65%, 05/15/23	462	489,434
4.11%, 07/24/34 (Call 07/24/29)(a)	960	1,067,626
4.32%, 11/23/31 (Call 11/23/26)(a)	235	262,657
4.42%, 07/24/39	560	674,856
Woori Bank
0.75%, 02/01/26(d)	600	588,342
4.25%, (Call 10/04/24)(a)(d)(g)	400	415,420
4.75%, 04/30/24(d)(e)	250	274,275
5.13%, 08/06/28(d)	200	238,818
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(d)	200	204,824
5.85%, 06/21/24(d)	400	412,664
6.10%, 03/16/23(d)	200	207,786
7.88%, 01/22/31 (Call 01/22/26)(a)(d)	600	629,370
8.25%, 10/15/24(d)	200	219,028
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	365	389,360
		991,176,614
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,544	1,713,408
4.70%, 02/01/36 (Call 08/01/35)	1,456	1,811,235
4.90%, 02/01/46 (Call 08/01/45)	2,297	2,945,696
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	567	627,601
4.00%, 01/17/43	960	1,104,691
4.63%, 02/01/44	862	1,066,458
4.70%, 02/01/36 (Call 08/01/35)	825	1,028,065
4.90%, 02/01/46 (Call 08/01/45)	752	958,920
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	388	436,166
3.75%, 07/15/42	609	679,425
4.00%, 04/13/28 (Call 01/13/28)	1,230	1,409,260
4.35%, 06/01/40 (Call 12/01/39)	738	894,840
4.38%, 04/15/38 (Call 10/15/37)	1,090	1,317,821
Security	Par (000)	Value

Beverages (continued)
4.44%, 10/06/48 (Call 04/06/48)	$1,021	$1,241,036
4.50%, 06/01/50 (Call 12/01/49)	1,586	1,970,748
4.60%, 04/15/48 (Call 10/15/47)	1,923	2,394,423
4.60%, 06/01/60 (Call 12/01/59)	746	938,617
4.75%, 01/23/29 (Call 10/23/28)	1,703	2,046,648
4.75%, 04/15/58 (Call 10/15/57)	383	488,340
4.90%, 01/23/31 (Call 10/23/30)	1,014	1,262,065
4.95%, 01/15/42	791	1,017,084
5.45%, 01/23/39 (Call 07/23/38)	818	1,090,566
5.55%, 01/23/49 (Call 07/23/48)	949	1,332,320
5.80%, 01/23/59 (Call 07/23/58)	830	1,231,662
5.88%, 06/15/35	10	13,575
8.00%, 11/15/39	437	726,897
8.20%, 01/15/39	883	1,495,519
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	475	500,617
4.70%, 05/15/28 (Call 02/15/28)(b)	100	117,624
5.15%, 05/15/38 (Call 11/15/37)(b)	100	125,730
5.15%, 05/15/38 (Call 11/15/37)(d)	50	62,865
5.30%, 05/15/48 (Call 11/15/47)(b)	100	133,967
Becle SAB de CV, 3.75%, 05/13/25(d)	400	435,424
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	25	27,380
4.00%, 04/15/38 (Call 10/15/37)	86	103,212
4.50%, 07/15/45 (Call 01/15/45)	81	106,283
Coca-Cola Co. (The)
1.00%, 03/15/28	865	851,592
1.38%, 03/15/31	540	524,853
1.45%, 06/01/27	489	499,127
1.50%, 03/05/28	350	355,723
1.65%, 06/01/30	325	325,133
1.75%, 09/06/24	391	406,632
2.00%, 03/05/31	162	166,507
2.13%, 09/06/29	839	878,920
2.25%, 01/05/32	572	597,420
2.50%, 06/01/40	445	452,467
2.50%, 03/15/51	685	669,012
2.60%, 06/01/50	558	557,007
2.75%, 06/01/60	480	490,891
2.88%, 05/05/41	960	1,021,046
2.90%, 05/25/27	179	196,998
3.00%, 03/05/51	410	441,390
3.38%, 03/25/27	105	118,157
3.45%, 03/25/30	724	829,016
4.20%, 03/25/50	30	38,803
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	50	55,579
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	205	205,293
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	900	878,931
2.75%, 01/22/30 (Call 10/22/29)	571	602,799
5.25%, 11/26/43	155	212,635
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(d)	800	839,296
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	805	811,818
2.65%, 11/07/22 (Call 10/07/22)	544	558,666
2.88%, 05/01/30 (Call 02/01/30)	610	649,491
3.15%, 08/01/29 (Call 05/01/29)	856	929,042

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.20%, 02/15/23 (Call 01/15/23)	$150	$155,945
3.50%, 05/09/27 (Call 02/09/27)	261	289,311
3.60%, 02/15/28 (Call 11/15/27)	283	316,974
3.70%, 12/06/26 (Call 09/06/26)	286	319,270
3.75%, 05/01/50 (Call 11/01/49)	160	181,445
4.10%, 02/15/48 (Call 08/15/47)	50	58,584
4.25%, 05/01/23	1,457	1,549,942
4.40%, 11/15/25 (Call 09/15/25)	466	527,670
4.50%, 05/09/47 (Call 11/09/46)	355	439,327
4.65%, 11/15/28 (Call 08/15/28)	135	160,300
4.75%, 11/15/24	683	767,241
4.75%, 12/01/25	150	173,166
5.25%, 11/15/48 (Call 05/15/48)	286	393,247
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	345	351,893
2.00%, 04/29/30 (Call 01/29/30)	1,208	1,227,642
2.13%, 04/29/32 (Call 01/29/32)	443	452,241
2.63%, 04/29/23 (Call 01/29/23)	468	484,071
3.50%, 09/18/23 (Call 08/18/23)	200	212,686
3.88%, 05/18/28 (Call 02/18/28)	200	230,880
3.88%, 04/29/43 (Call 10/29/42)	100	120,387
5.88%, 09/30/36	231	334,437
Diageo Investment Corp.
4.25%, 05/11/42	275	343,197
7.45%, 04/15/35	10	15,994
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(d)	350	378,280
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	200	207,002
3.50%, 01/16/50 (Call 07/16/49)	1,185	1,266,729
4.38%, 05/10/43	395	480,778
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	495	552,059
4.35%, 03/29/47 (Call 09/29/46)(b)	135	172,974
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	405	405,531
2.25%, 03/15/31 (Call 12/15/30)	290	297,102
2.55%, 09/15/26 (Call 06/15/26)	517	552,068
3.13%, 12/15/23 (Call 10/15/23)	313	331,580
3.20%, 05/01/30 (Call 02/01/30)	503	553,214
3.35%, 03/15/51 (Call 09/15/50)	240	258,886
3.40%, 11/15/25 (Call 08/15/25)	210	230,418
3.43%, 06/15/27 (Call 03/15/27)	549	610,812
3.80%, 05/01/50 (Call 11/01/49)	370	426,029
4.06%, 05/25/23 (Call 04/25/23)	863	918,336
4.42%, 05/25/25 (Call 03/25/25)	872	982,046
4.42%, 12/15/46 (Call 06/15/46)	305	376,745
4.50%, 11/15/45 (Call 05/15/45)	245	304,307
4.60%, 05/25/28 (Call 02/25/28)	818	968,872
4.99%, 05/25/38 (Call 11/25/37)	140	180,501
5.09%, 05/25/48 (Call 11/25/47)	317	427,906
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	759	820,433
4.20%, 07/15/46 (Call 01/15/46)	791	900,182
5.00%, 05/01/42	515	644,430
PepsiCo Inc.
0.40%, 10/07/23	355	355,802
0.75%, 05/01/23	545	549,829
1.40%, 02/25/31 (Call 11/25/30)	587	578,383
1.63%, 05/01/30 (Call 02/01/30)	505	506,379
Security	Par (000)	Value

Beverages (continued)
2.25%, 03/19/25 (Call 02/19/25)	$962	$1,014,265
2.38%, 10/06/26 (Call 07/06/26)	1,066	1,143,786
2.63%, 03/19/27 (Call 01/19/27)	390	422,132
2.63%, 07/29/29 (Call 04/29/29)	840	910,006
2.75%, 03/01/23	519	539,776
2.75%, 04/30/25 (Call 01/30/25)	86	92,275
2.75%, 03/19/30 (Call 12/19/29)	1,830	1,997,116
2.85%, 02/24/26 (Call 11/24/25)	75	81,317
2.88%, 10/15/49 (Call 04/15/49)	584	616,161
3.00%, 10/15/27 (Call 07/15/27)	600	664,416
3.38%, 07/29/49 (Call 01/29/49)	541	617,968
3.45%, 10/06/46 (Call 04/06/46)	563	644,945
3.50%, 07/17/25 (Call 04/17/25)	210	231,504
3.50%, 03/19/40 (Call 09/19/39)	795	923,385
3.60%, 03/01/24 (Call 12/01/23)	843	906,082
3.63%, 03/19/50 (Call 09/19/49)	685	819,644
3.88%, 03/19/60 (Call 09/19/59)	640	815,994
4.00%, 03/05/42	315	390,735
4.00%, 05/02/47 (Call 11/02/46)	200	249,084
4.25%, 10/22/44 (Call 04/22/44)	332	421,441
4.45%, 04/14/46 (Call 10/14/45)	498	656,259
4.60%, 07/17/45 (Call 01/17/45)	105	139,951
7.00%, 03/01/29	55	77,659
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	400	389,188
1.63%, 04/01/31 (Call 01/01/30)(b)	455	439,084
2.75%, 10/01/50 (Call 04/01/50)(b)	210	202,314
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	365	398,284
4.25%, 07/15/22(b)	5	5,184
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	350	350,637
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	225	234,173
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	385	385,439
		91,144,099
Biotechnology — 0.3%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	45	46,707
2.20%, 02/21/27 (Call 12/21/26)	557	584,126
2.25%, 08/19/23 (Call 06/19/23)	677	700,593
2.30%, 02/25/31 (Call 11/25/30)	603	622,543
2.45%, 02/21/30 (Call 11/21/29)	529	553,255
2.60%, 08/19/26 (Call 05/19/26)	757	808,272
2.77%, 09/01/53 (Call 03/01/53)	601	586,047
3.13%, 05/01/25 (Call 02/01/25)	624	672,840
3.15%, 02/21/40 (Call 08/21/39)	895	957,346
3.20%, 11/02/27 (Call 08/02/27)	215	237,010
3.38%, 02/21/50 (Call 08/21/49)	1,087	1,182,623
3.63%, 05/22/24 (Call 02/22/24)	1,001	1,078,327
4.40%, 05/01/45 (Call 11/01/44)	937	1,164,307
4.56%, 06/15/48 (Call 12/15/47)	894	1,151,696
4.66%, 06/15/51 (Call 12/15/50)	1,492	1,972,409
4.95%, 10/01/41	473	620,935
5.15%, 11/15/41 (Call 05/15/41)	170	227,431
5.65%, 06/15/42 (Call 12/15/41)	10	13,973
5.75%, 03/15/40	10	13,840
6.40%, 02/01/39	150	220,562

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	$675	$747,873
5.25%, 06/23/45 (Call 12/23/44)	440	601,181
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,254	1,275,230
3.15%, 05/01/50 (Call 11/01/49)	877	873,781
3.25%, 02/15/51 (Call 08/15/50)(b)	636	643,079
4.05%, 09/15/25 (Call 06/15/25)	689	769,324
5.20%, 09/15/45 (Call 03/15/45)	175	235,209
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	240	238,481
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	542	542,320
1.20%, 10/01/27 (Call 08/01/27)	645	637,395
1.65%, 10/01/30 (Call 07/01/30)	865	850,987
2.50%, 09/01/23 (Call 07/01/23)	214	222,631
2.60%, 10/01/40 (Call 04/01/40)	213	211,630
2.80%, 10/01/50 (Call 04/01/50)	612	605,690
2.95%, 03/01/27 (Call 12/01/26)	670	728,464
3.25%, 09/01/22 (Call 07/01/22)	802	823,814
3.50%, 02/01/25 (Call 11/01/24)	612	664,124
3.65%, 03/01/26 (Call 12/01/25)	1,007	1,115,454
3.70%, 04/01/24 (Call 01/01/24)	1,621	1,741,959
4.00%, 09/01/36 (Call 03/01/36)	655	778,657
4.15%, 03/01/47 (Call 09/01/46)	1,037	1,255,776
4.50%, 02/01/45 (Call 08/01/44)	813	1,016,600
4.60%, 09/01/35 (Call 03/01/35)	570	712,608
4.75%, 03/01/46 (Call 09/01/45)	801	1,041,308
4.80%, 04/01/44 (Call 10/01/43)	901	1,173,940
5.65%, 12/01/41 (Call 06/01/41)	660	931,207
HCRX Investments Holdco LP, 4.50%, 08/01/29 (Call 08/01/24)(b)	305	311,265
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	750	775,725
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	890	860,746
2.80%, 09/15/50 (Call 03/15/50)	707	666,545
Royalty Pharma PLC
0.75%, 09/02/23(b)	380	381,163
1.20%, 09/02/25 (Call 08/02/25)(b)	758	757,106
1.75%, 09/02/27 (Call 07/02/27)(b)	267	267,854
2.15%, 09/02/31 (Call 06/02/31)	190	187,133
2.20%, 09/02/30 (Call 06/02/30)(b)	905	900,701
3.30%, 09/02/40 (Call 03/02/40)(b)	225	229,124
3.35%, 09/02/51 (Call 03/02/51)	200	196,206
3.55%, 09/02/50 (Call 03/02/50)(b)	505	512,949
		39,900,081
Building Materials — 0.2%
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	165	160,834
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	240	254,162
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	25	27,105
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	480	491,227
5.00%, 03/01/30 (Call 03/01/25)(b)	276	293,352
6.75%, 06/01/27 (Call 06/01/22)(b)	340	363,800
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	707	739,663
2.49%, 02/15/27 (Call 12/15/26)	698	737,556
2.70%, 02/15/31 (Call 11/15/30)	95	100,010
2.72%, 02/15/30 (Call 11/15/29)	828	876,074
Security	Par (000)	Value

Building Materials (continued)
3.38%, 04/05/40 (Call 10/05/39)	$871	$941,089
3.58%, 04/05/50 (Call 10/05/49)	897	989,956
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(d)	600	620,454
5.13%, (Call 06/08/26)(a)(b)(g)	600	629,922
5.20%, 09/17/30 (Call 09/17/25)(d)	1,000	1,096,200
5.45%, 11/19/29 (Call 11/19/24)(d)	400	439,296
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	255	272,337
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)	260	268,294
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	40	44,199
3.95%, 04/04/28 (Call 01/04/28)(b)	540	616,702
4.50%, 04/04/48 (Call 10/04/47)(b)	255	319,362
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(b)	550	605,599
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	355	358,426
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(b)	175	188,129
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	485	529,033
4.00%, 09/21/23 (Call 08/21/23)	554	593,655
4.00%, 06/15/25 (Call 03/15/25)	230	254,746
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	480	505,522
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	25	27,438
Holcim Finance US LLC, 4.75%, 09/22/46 (Call 03/22/46)(b)	5	6,368
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 07/17/22)(b)	200	191,826
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	200	212,000
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(b)	200	203,798
4.88%, 12/15/27 (Call 12/15/22)(b)	150	156,011
6.25%, 05/15/25 (Call 05/15/22)(b)	85	90,534
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	97	104,435
3.90%, 02/14/26 (Call 11/14/25)	97	107,981
4.50%, 02/15/47 (Call 08/15/46)	718	918,509
4.63%, 07/02/44 (Call 01/02/44)	515	654,246
4.95%, 07/02/64 (Call 01/02/64)(c)	43	60,196
5.13%, 09/14/45 (Call 03/14/45)	13	17,581
6.00%, 01/15/36	44	62,710
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	735	726,298
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/22)(b)	104	106,450
Lafarge SA, 7.13%, 07/15/36	120	180,812
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	565	571,255
3.00%, 11/15/23 (Call 09/15/23)	75	78,641
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	150	151,118
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	125	128,421
3.20%, 07/15/51 (Call 01/15/51)	250	256,527
3.45%, 06/01/27 (Call 03/01/27)	135	148,806
3.50%, 12/15/27 (Call 09/15/27)	268	298,485
4.25%, 07/02/24 (Call 04/02/24)	318	347,895
4.25%, 12/15/47 (Call 06/15/47)	245	291,922

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	$335	$331,898
2.00%, 10/01/30 (Call 07/01/30)	208	206,725
2.00%, 02/15/31 (Call 11/15/30)	392	388,190
3.13%, 02/15/51 (Call 08/15/50)	210	212,312
3.50%, 11/15/27 (Call 08/15/27)	231	255,682
4.50%, 05/15/47 (Call 11/15/46)	60	73,568
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	175	176,316
5.38%, 02/01/28 (Call 02/01/23)(b)	225	239,281
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	562	612,906
3.88%, 06/01/30 (Call 03/01/30)	435	490,784
3.95%, 08/15/29 (Call 05/15/29)	190	217,521
4.20%, 12/01/24 (Call 09/01/24)	205	224,754
4.30%, 07/15/47 (Call 01/15/47)	235	279,542
4.40%, 01/30/48 (Call 07/30/47)	155	186,865
7.00%, 12/01/36	27	39,932
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(b)	255	260,243
7.50%, 10/15/27 (Call 10/15/22)(b)	50	54,360
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(b)	170	178,663
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	75	77,962
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	560	599,872
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	440	425,326
4.38%, 07/15/30 (Call 07/15/25)(b)	526	540,923
4.75%, 01/15/28 (Call 01/15/23)(b)	605	629,630
5.00%, 02/15/27 (Call 02/15/22)(b)	370	382,987
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/22)(b)	125	126,516
5.25%, 01/15/29 (Call 07/15/23)(b)	325	344,614
6.50%, 03/15/27 (Call 03/15/22)(b)	160	168,800
Ultratech Cement Ltd., 2.80%, 02/16/31(d)	200	195,910
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(b)	165	180,749
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	260	261,290
Votorantim Cimentos International SA, 7.25%, 04/05/41(d)(e)	200	273,674
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	320	357,360
3.90%, 04/01/27 (Call 01/01/27)	145	165,304
4.50%, 04/01/25 (Call 01/01/25)	76	85,003
4.50%, 06/15/47 (Call 12/15/46)	184	228,254
4.70%, 03/01/48 (Call 09/01/47)	152	194,277
		29,084,960
Chemicals — 0.7%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	525	544,341
2.25%, 09/10/29 (Call 06/10/29)(b)	500	524,385
2.50%, 09/27/26 (Call 06/27/26)(b)	285	304,688
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	160	164,461
1.85%, 05/15/27 (Call 03/15/27)	481	499,518
2.05%, 05/15/30 (Call 02/15/30)	290	300,266
2.70%, 05/15/40 (Call 11/15/39)	500	521,773
2.80%, 05/15/50 (Call 11/15/49)	522	538,610
3.35%, 07/31/24 (Call 04/30/24)	185	199,373
Security	Par (000)	Value

Chemicals (continued)
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	$276	$302,424
5.45%, 12/01/44 (Call 06/01/44)	22	28,673
Alpek SAB de CV
4.25%, 09/18/29 (Call 06/18/29)(d)	400	437,768
5.38%, 08/08/23(d)	200	216,330
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	123	126,384
6.88%, 05/15/43 (Call 02/15/43)	150	191,374
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	350	344,337
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	202	213,062
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(d)	400	418,416
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(d)	200	255,254
Braskem Finance Ltd., 6.45%, 02/03/24	450	499,707
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(d)	400	413,708
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	600	634,860
4.50%, 01/31/30(d)	800	843,928
5.88%, 01/31/50(d)	400	448,304
8.50%, 01/23/81 (Call 10/23/25)(a)(d)	200	230,932
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	440	485,302
Celanese U.S. Holdings LLC
1.40%, 08/05/26	100	100,276
3.50%, 05/08/24 (Call 04/08/24)	656	701,467
4.63%, 11/15/22	66	69,407
CF Industries Inc.
3.45%, 06/01/23	325	335,705
4.50%, 12/01/26(b)	280	324,260
4.95%, 06/01/43	361	444,377
5.15%, 03/15/34	315	390,490
5.38%, 03/15/44	350	450,023
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	300	325,632
5.75%, 11/15/28 (Call 11/15/23)(b)	490	519,772
7.00%, 05/15/25 (Call 05/15/22)	125	129,015
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	30	31,466
3.70%, 06/01/28 (Call 03/01/28)(b)	100	113,189
5.13%, 04/01/25 (Call 03/01/25)(b)	200	230,064
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	397,132
3.00%, 09/22/30(d)	800	798,128
3.35%, (Call 09/22/23)(a)(d)(g)	400	405,160
3.38%, 06/19/24(d)	400	418,348
4.13%, 07/19/27(d)	400	435,308
4.63%, 03/14/23(d)	700	734,160
4.88%, 03/14/25(d)	600	657,726
5.13%, 03/14/28(d)	950	1,086,496
Consolidated Energy Finance SA
6.50%, 05/15/26 (Call 05/15/22)(b)	150	152,714
6.88%, 06/15/25 (Call 06/15/22)(b)	300	304,758
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/21)(b)(e)	205	184,914

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (Call 06/15/24)(b)	$280	$291,673
9.25%, 06/15/23 (Call 08/16/21)(b)	12	12,020
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	180	181,955
3.60%, 11/15/50 (Call 05/15/50)	240	266,731
3.63%, 05/15/26 (Call 03/15/26)	200	222,540
4.25%, 10/01/34 (Call 04/01/34)	465	551,295
4.38%, 11/15/42 (Call 05/15/42)	915	1,113,646
4.55%, 11/30/25 (Call 09/30/25)	185	211,553
4.63%, 10/01/44 (Call 04/01/44)	211	265,442
4.80%, 11/30/28 (Call 08/30/28)	295	357,236
4.80%, 05/15/49 (Call 11/15/48)	364	476,065
5.25%, 11/15/41 (Call 05/15/41)	373	496,601
5.55%, 11/30/48 (Call 05/30/48)	260	372,468
7.38%, 11/01/29	387	541,730
9.40%, 05/15/39	706	1,276,017
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,273	1,374,433
4.49%, 11/15/25 (Call 09/25/25)	511	581,436
4.73%, 11/15/28 (Call 08/15/28)	1,675	2,011,474
5.32%, 11/15/38 (Call 05/15/38)	1,296	1,739,712
5.42%, 11/15/48 (Call 05/15/48)	624	889,044
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	563	577,182
3.80%, 03/15/25 (Call 12/15/24)	546	597,346
4.50%, 12/01/28 (Call 09/01/28)	267	315,415
4.65%, 10/15/44 (Call 04/15/44)	839	1,048,742
4.80%, 09/01/42 (Call 03/01/42)	155	194,683
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	568	550,619
2.13%, 08/15/50 (Call 02/15/50)	515	475,948
2.38%, 08/10/22 (Call 07/10/22)	532	542,491
2.70%, 11/01/26 (Call 08/01/26)	350	377,100
3.25%, 01/14/23 (Call 11/19/22)	215	222,976
3.25%, 12/01/27 (Call 09/01/27)	99	110,142
3.95%, 12/01/47 (Call 06/01/47)	190	235,731
4.80%, 03/24/30 (Call 12/24/29)	410	509,154
5.50%, 12/08/41	84	120,611
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	515	530,919
2.30%, 07/15/30 (Call 04/15/30)	473	493,093
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	405	413,643
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(d)	200	202,868
4.25%, 11/03/26(d)	400	444,728
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(d)	1,000	1,070,820
Eurochem Finance DAC, 5.50%, 03/13/24 (Call 12/13/23)(d)	600	651,528
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	243	263,704
3.45%, 10/01/29 (Call 07/01/29)	271	298,723
4.50%, 10/01/49 (Call 04/01/49)	185	227,441
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(b)	1,800	1,849,050
2.98%, 03/18/31 (Call 12/18/30)(d)	400	410,900
4.30%, 03/18/51 (Call 09/18/50)(d)	200	217,286
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/22)(b)	150	153,456
Security	Par (000)	Value

Chemicals (continued)
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(b)	$75	$81,308
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	150	155,746
4.25%, 10/15/28 (Call 10/15/23)	220	225,023
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(b)	200	198,552
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(b)	205	220,031
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	153	158,138
4.50%, 05/01/29 (Call 02/01/29)	589	677,185
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(d)	438	564,582
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	220	244,842
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/21)(b)	250	250,150
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(b)	210	211,296
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(b)	335	335,037
4.50%, 02/01/26 (Call 02/01/22)(b)	150	152,400
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(b)	150	161,946
International Flavors & Fragrances Inc.
0.70%, 09/15/22(b)	410	410,578
1.23%, 10/01/25 (Call 09/01/25)(b)	1,271	1,273,288
1.83%, 10/15/27 (Call 08/15/27)(b)	940	951,571
2.30%, 11/01/30 (Call 08/01/30)(b)	1,068	1,091,667
3.20%, 05/01/23 (Call 02/01/23)	78	81,195
3.27%, 11/15/40 (Call 05/15/40)(b)	35	37,356
3.47%, 12/01/50 (Call 06/01/50)(b)	370	404,358
4.38%, 06/01/47 (Call 12/01/46)	401	489,805
4.45%, 09/26/28 (Call 06/26/28)	85	99,804
5.00%, 09/26/48 (Call 03/26/48)	435	581,973
Iris Holdings Inc. (9.50% PIK),, 8.75%, 02/15/26 (Call 02/15/23)(b)(f)	50	50,983
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(b)	275	281,517
LG Chem Ltd.
3.25%, 10/15/24(d)	200	214,808
3.63%, 04/15/29(d)	200	223,738
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	442	423,233
2.00%, 08/10/50 (Call 02/10/50)	520	460,044
2.20%, 08/15/22 (Call 05/15/22)	610	619,583
2.65%, 02/05/25 (Call 11/05/24)	410	436,601
2.70%, 02/21/23 (Call 11/21/22)	75	77,345
3.20%, 01/30/26 (Call 10/30/25)	149	163,776
3.55%, 11/07/42 (Call 05/07/42)	181	214,550
Lubrizol Corp. (The), 6.50%, 10/01/34	120	179,578
LYB Finance Co. BV, 8.10%, 03/15/27(b)	75	100,443
LYB International Finance BV
4.00%, 07/15/23	303	323,298
4.88%, 03/15/44 (Call 09/15/43)	499	636,749
5.25%, 07/15/43	277	367,679
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,380	1,520,456
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	365	367,051
2.25%, 10/01/30 (Call 07/01/30)	295	300,811
3.38%, 05/01/30 (Call 02/01/30)	22	24,336

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.38%, 10/01/40 (Call 04/01/40)	$525	$561,078
3.63%, 04/01/51 (Call 04/01/50)	116	127,916
3.80%, 10/01/60 (Call 04/01/60)	235	262,020
4.20%, 10/15/49 (Call 04/15/49)	380	450,680
4.20%, 05/01/50 (Call 11/01/49)	789	936,101
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	410	522,500
5.75%, 04/15/24 (Call 01/15/24)	615	689,071
MEGlobal Canada ULC
5.00%, 05/18/25(d)	400	447,712
5.88%, 05/18/30(d)	400	496,548
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	205	217,782
5.13%, 10/15/27 (Call 04/15/27)	335	363,860
5.25%, 12/15/29 (Call 09/15/29)	405	447,513
5.65%, 12/01/44 (Call 06/01/44)	150	160,677
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	215	224,965
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	963	995,155
4.05%, 11/15/27 (Call 08/15/27)	675	765,153
4.25%, 11/15/23 (Call 08/15/23)	585	627,412
4.88%, 11/15/41 (Call 05/15/41)	180	217,310
5.45%, 11/15/33 (Call 05/15/33)	79	101,094
5.63%, 11/15/43 (Call 05/15/43)	290	389,827
NewMarket Corp.
2.70%, 03/18/31 (Call 12/18/30)	340	346,936
4.10%, 12/15/22	105	109,898
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/22)(b)	80	82,239
Nutrien Ltd.
1.90%, 05/13/23	125	128,049
2.95%, 05/13/30 (Call 02/13/30)	481	517,162
3.00%, 04/01/25 (Call 01/01/25)	197	210,812
3.15%, 10/01/22 (Call 07/01/22)	235	240,910
3.38%, 03/15/25 (Call 12/15/24)	93	100,577
3.63%, 03/15/24 (Call 12/15/23)	240	256,579
3.95%, 05/13/50 (Call 11/13/49)	270	320,760
4.00%, 12/15/26 (Call 09/15/26)	363	410,651
4.13%, 03/15/35 (Call 09/15/34)	174	203,115
4.20%, 04/01/29 (Call 01/01/29)	313	364,557
4.90%, 06/01/43 (Call 12/01/42)	99	128,779
5.00%, 04/01/49 (Call 10/01/48)	506	684,244
5.25%, 01/15/45 (Call 07/15/44)	375	509,107
5.63%, 12/01/40	60	84,113
5.88%, 12/01/36	240	332,705
6.13%, 01/15/41 (Call 07/15/40)	110	160,780
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(b)	181	187,509
5.25%, 11/01/24 (Call 11/01/21)(b)	40	41,154
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(b)	400	405,512
4.50%, 10/22/25(d)	400	433,636
5.13%, 06/23/51 (Call 12/23/50)(b)	400	408,156
5.63%, 04/25/24(d)	200	220,074
6.88%, 04/25/44(d)	200	246,038
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	245	262,145
5.13%, 09/15/27 (Call 03/15/22)	231	240,921
5.63%, 08/01/29 (Call 08/01/24)	380	416,917
Security	Par (000)	Value

Chemicals (continued)
9.50%, 06/01/25 (Call 03/01/25)(b)	$250	$312,257
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31 (Call 02/11/31)(d)	400	407,568
4.00%, 10/04/27 (Call 07/04/27)(d)	200	219,704
4.88%, 09/19/22(d)	600	627,564
5.50%, 01/15/48 (Call 07/15/47)(d)	600	714,540
5.88%, 09/17/44(d)	200	247,008
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/22)(d)	400	409,636
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25 (Call 10/23/24)(d)	600	623,454
Polar US Borrower LLC/Schenectady International
Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)	150	152,330
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	155	155,806
2.40%, 08/15/24 (Call 07/15/24)	367	384,653
2.80%, 08/15/29 (Call 05/15/29)	142	152,133
3.20%, 03/15/23 (Call 02/15/23)	205	213,731
3.75%, 03/15/28 (Call 12/15/27)	251	286,702
PQ Corp., 5.75%, 12/15/25 (Call 12/15/21)(b)	125	128,594
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/22)(b)	125	129,108
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/22)(b)	250	234,582
7.63%, 01/15/26 (Call 01/15/24)(b)	245	252,842
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	74	76,162
3.75%, 03/15/27 (Call 12/15/26)	270	298,390
4.25%, 01/15/48 (Call 07/15/47)	140	158,031
4.55%, 03/01/29 (Call 12/01/28)	110	128,326
5.25%, 06/01/45 (Call 12/01/44)	135	173,042
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(d)	600	586,656
3.00%, 09/14/50 (Call 03/14/50)(d)	200	189,040
SABIC Capital II BV
4.00%, 10/10/23(d)	200	214,084
4.50%, 10/10/28(d)	400	462,192
Sasol Financing International Ltd., 4.50%, 11/14/22	600	614,172
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)	400	408,984
5.50%, 03/18/31 (Call 03/18/30)	600	625,614
5.88%, 03/27/24 (Call 02/27/24)	675	714,339
6.50%, 09/27/28 (Call 06/27/28)	200	222,576
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	515	515,778
6.63%, 05/01/29 (Call 05/01/24)(b)	355	351,450
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	160	165,437
2.95%, 08/15/29 (Call 05/15/29)	339	368,161
3.13%, 06/01/24 (Call 04/01/24)	312	333,029
3.30%, 05/15/50 (Call 11/15/49)	125	135,998
3.45%, 08/01/25 (Call 05/01/25)	343	375,393
3.45%, 06/01/27 (Call 03/01/27)	1,066	1,184,656
3.80%, 08/15/49 (Call 02/15/49)	320	373,962
4.00%, 12/15/42 (Call 06/15/42)	70	82,401
4.50%, 06/01/47 (Call 12/01/46)	869	1,105,438
4.55%, 08/01/45 (Call 02/01/45)	105	132,934
Sociedad Quimica y Minera de Chile SA, 4.25%, 01/22/50 (Call 07/22/49)(d)	200	218,470

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	$20	$22,566
SPCM SA, 4.88%, 09/15/25 (Call 09/15/21)(b)	400	409,468
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	840	884,638
4.89%, 04/24/25 (Call 02/24/25)(b)	860	952,992
5.18%, 04/24/28 (Call 01/24/28)(b)	550	633,891
5.68%, 04/24/48 (Call 10/24/47)(b)	1,000	1,227,330
TPC Group Inc.
10.50%, 08/01/24 (Call 08/01/21)(b)	430	423,494
10.88%, 08/01/24 (Call 08/02/22)(b)	100	108,332
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	195	198,736
5.38%, 09/01/25 (Call 09/01/21)(b)	396	403,619
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(b)	545	554,875
6.50%, 05/01/25 (Call 05/01/22)(b)	210	222,375
UPL Corp. Ltd., 4.63%, 06/16/30(d)	200	216,666
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	250	248,752
4.25%, 02/15/30 (Call 02/15/25)(b)	256	265,915
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 07/15/22)(b)	125	120,284
9.50%, 07/01/25 (Call 07/08/22)(b)	50	55,742
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	235	257,619
3.60%, 08/15/26 (Call 05/15/26)	481	532,308
4.38%, 11/15/47 (Call 05/15/47)	165	197,708
5.00%, 08/15/46 (Call 02/15/46)	343	442,196
WR Grace & Co-Conn
4.88%, 06/15/27 (Call 06/12/23)(b)	360	380,308
5.63%, 10/01/24(b)	25	27,775
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	95	103,186
4.75%, 06/01/28 (Call 03/01/28)(b)	250	297,127
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/22)(d)	200	205,410
YPF Sociedad Anonima
1.50%, 09/30/33(c)(d)	200	104,960
2.50%, 06/30/29(c)(d)	216	143,052
		104,378,605
Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(d)	750	762,127
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/22)(b)	70	70,704
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	200	209,262
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(b)(e)	75	75,311
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	165	176,562
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(d)	200	199,406
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(d)	400	420,124
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(b)	50	49,791
Security	Par (000)	Value

Coal (continued)
Peabody Energy Corp., 6.38%, 03/31/25 (Call 03/31/22)(b)	$75	$59,263
PIC AU Holdings LLC/PIC AU Holdings Corp., 10.00%, 12/31/24 (Call 01/30/23)(b)	100	100,014
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	250	252,202
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/21)(b)	141	143,566
		2,518,332
Commercial Services — 0.6%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(d)	400	406,236
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(d)	400	388,932
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(d)	200	191,272
3.38%, 07/24/24(d)	200	208,224
4.00%, 07/30/27 (Call 06/30/27)(d)	200	208,368
4.20%, 08/04/27 (Call 02/04/27)(d)	800	839,480
4.38%, 07/03/29(d)	240	252,214
ADT Security Corp. (The)
3.50%, 07/15/22	475	488,100
4.13%, 06/15/23	350	369,576
4.13%, 08/01/29 (Call 08/01/28)(b)	485	488,225
4.88%, 07/15/32(b)	350	363,244
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	375	384,806
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 08/30/21)(b)(e)	250	227,543
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	400	401,772
6.63%, 07/15/26 (Call 07/15/22)(b)	865	916,822
9.75%, 07/15/27 (Call 07/15/22)(b)	504	553,342
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	1,000	1,001,422
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(b)	157	161,946
American University (The), Series 2019, 3.67%, 04/01/49	57	66,880
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	115	117,851
4.63%, 10/01/27 (Call 10/01/22)(b)	310	322,781
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/22)(b)(e)	188	162,118
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	390	391,470
6.75%, 02/15/27 (Call 02/15/23)(b)	290	307,513
7.63%, 09/01/23 (Call 09/01/21)	69	70,617
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	210	218,446
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/21)(b)	215	219,653
4.25%, 11/01/29 (Call 11/01/24)(b)	230	249,847
5.25%, 08/01/26 (Call 08/01/21)(b)	200	207,986
Atento Luxco 1 SA, 8.00%, 02/10/26(d)	200	221,458
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,035	1,002,418
1.70%, 05/15/28 (Call 03/15/28)	295	301,517
3.38%, 09/15/25 (Call 06/15/25)	440	484,031

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	$400	$406,164
5.25%, 03/15/25 (Call 03/15/22)(b)	87	88,382
5.38%, 03/01/29 (Call 03/01/24)(b)	265	275,870
5.75%, 07/15/27 (Call 07/15/22)(b)	360	375,454
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	207	211,560
3.88%, 08/15/30 (Call 05/15/30)	105	115,320
5.25%, 10/01/25 (Call 07/01/25)	254	290,911
5.50%, 11/01/22 (Call 05/01/22)	429	444,624
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(b)	209	217,632
5.50%, 07/15/25 (Call 06/18/22)(b)	275	289,231
Brown University in Providence in the State of Rhode
Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	25	27,232
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	100	98,229
California Institute of Technology
3.65%, 09/01/19 (Call 03/01/19)	196	232,031
4.32%, 08/01/45	60	79,056
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	200	199,880
Central Nippon Expressway Co. Ltd., 0.89%, 09/29/25(d)	200	198,858
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/22)(b)	300	315,222
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,111	1,249,020
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	275	405,377
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(g)	400	409,636
4.38%, 08/06/23(d)	250	265,513
5.00%, 08/06/28(d)	600	697,470
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(e)	175	176,577
4.75%, 10/15/27 (Call 07/15/27)(e)	150	136,757
8.25%, 04/15/26 (Call 04/15/24)	200	212,072
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	350	349,076
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	685	706,687
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	125	133,293
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	245	267,724
DP World Crescent Ltd.
3.88%, 07/18/29(d)	400	434,604
3.91%, 05/31/23(d)	200	210,064
4.85%, 09/26/28(d)	800	920,752
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(d)	600	668,814
5.63%, 09/25/48(d)	800	1,003,480
6.85%, 07/02/37(b)	420	569,020
DP World Salaam, 6.00%, (Call 01/01/26)(a)(d)(g)	700	764,939
Duke University
Series 2020, 2.68%, 10/01/44	230	240,171
Series 2020, 2.76%, 10/01/50(e)	10	10,629
Series 2020, 2.83%, 10/01/55	294	312,534
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	290	312,916
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	570	601,145
2.60%, 12/15/25 (Call 11/15/25)	963	1,022,571
3.10%, 05/15/30 (Call 02/15/30)	348	379,668
3.30%, 12/15/22 (Call 09/15/22)	167	172,402
Security	Par (000)	Value

Commercial Services (continued)
3.95%, 06/15/23 (Call 05/15/23)	$226	$239,784
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	75	78,318
3.30%, 10/15/22(b)	210	217,199
3.30%, 12/01/26 (Call 09/01/26)(b)	163	179,056
3.80%, 11/01/25 (Call 08/01/25)(b)	200	221,746
3.85%, 11/15/24 (Call 08/15/24)(b)	200	218,074
4.20%, 11/01/46 (Call 05/01/46)(b)	430	522,815
4.50%, 02/15/45 (Call 08/15/44)(b)	141	175,720
5.63%, 03/15/42(b)	384	536,033
6.70%, 06/01/34(b)	78	111,545
7.00%, 10/15/37(b)	160	242,960
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	925	972,878
4.25%, 02/01/29 (Call 11/01/28)(b)	200	230,120
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	45	44,761
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	375	390,097
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)	260	260,803
6.00%, 06/01/29 (Call 06/01/24)(b)	240	234,727
9.50%, 11/01/27 (Call 11/01/22)(b)	277	302,999
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	229	234,652
3.75%, 10/01/30 (Call 10/01/25)(b)	455	468,827
4.50%, 07/01/28 (Call 07/01/23)(b)	416	439,700
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(d)	400	412,400
George Washington University (The)
4.87%, 09/15/45	280	388,962
Series 2014, 4.30%, 09/15/44	47	60,755
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	159	201,366
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	662	685,084
Series A, 5.22%, 12/31/99 (Call 04/01/18)	175	277,041
Series B, 4.32%, 04/01/49 (Call 10/01/48)	40	51,228
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	105	104,839
2.65%, 02/15/25 (Call 01/15/24)	592	625,205
2.90%, 05/15/30 (Call 02/15/30)	320	338,947
3.20%, 08/15/29 (Call 05/15/29)	517	559,182
4.00%, 06/01/23 (Call 05/01/23)	230	243,837
4.15%, 08/15/49 (Call 02/15/49)	531	625,019
4.45%, 06/01/28 (Call 03/01/28)	87	101,134
4.80%, 04/01/26 (Call 01/01/26)	457	526,574
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/22)(b)	235	245,418
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	506	530,824
HPHT Finance 19 Ltd., 2.88%, 11/05/24(d)	600	631,320
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d)	800	819,400
Hutama Karya Persero PT, 3.75%, 05/11/30 (Call 02/11/30)(d)	450	486,121
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	234	250,460
4.00%, 03/01/26 (Call 12/01/25)(b)	213	236,775
4.13%, 08/01/23 (Call 07/01/23)	335	356,547
4.25%, 05/01/29 (Call 02/01/29)	453	528,950
4.75%, 02/15/25 (Call 11/15/24)(b)	393	438,985
4.75%, 08/01/28 (Call 05/01/28)	390	464,599

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.00%, 11/01/22 (Call 08/01/22)(b)	$198	$206,579
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(b)	240	251,700
5.00%, 06/15/28 (Call 06/15/23)(b)	320	345,712
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	60	79,591
Series A, 2.81%, 01/01/60 (Call 07/01/59)	25	26,246
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	50	51,717
Legends Hospitality Holding Co. LLC / Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	225	233,044
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	190	193,086
2.41%, 06/01/50 (Call 12/01/49)	250	248,703
3.65%, 05/01/48 (Call 11/01/47)	340	420,859
Massachusetts Institute of Technology
4.68%, 07/01/14	295	457,294
5.60%, 07/01/11	301	538,314
Series F, 2.99%, 07/01/50 (Call 01/01/50)	235	261,101
Series G, 2.29%, 07/01/51 (Call 01/01/51)	353	342,608
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(d)	200	211,908
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	345	338,241
Midas Intermediate Holdco II LLC/Midas Intermediate
Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/16/21)(b)(e)	96	90,089
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	210	217,062
Moody's Corp.
2.55%, 08/18/60 (Call 02/18/60)	85	77,658
2.63%, 01/15/23 (Call 12/15/22)	825	850,583
3.25%, 01/15/28 (Call 10/15/27)	322	355,114
3.25%, 05/20/50 (Call 11/20/49)	160	170,877
3.75%, 03/24/25 (Call 02/24/25)	65	71,434
4.25%, 02/01/29 (Call 11/01/28)	155	181,674
4.50%, 09/01/22 (Call 06/01/22)	224	231,589
4.88%, 02/15/24 (Call 11/15/23)	364	400,000
4.88%, 12/17/48 (Call 06/17/48)	430	580,362
5.25%, 07/15/44	270	371,696
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(d)	400	404,476
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(b)(e)	650	631,117
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	460	475,516
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(b)	200	205,390
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	280	282,352
4.75%, 07/15/31 (Call 07/15/26)(b)	315	317,851
5.63%, 10/01/28 (Call 10/01/23)(b)	535	565,013
5.88%, 10/01/30 (Call 10/01/25)(b)	360	394,369
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(b)	500	479,390
Northeastern University, Series 2020, 2.89%, 10/01/50	335	351,753
Northwestern University
4.64%, 12/01/44	175	237,249
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	301	380,241
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	55	56,895
Security	Par (000)	Value

Commercial Services (continued)
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	$65	$68,172
3.17%, 11/01/51 (Call 05/01/51)	382	416,770
3.32%, 11/01/61 (Call 05/01/61)	174	192,696
PayPal Holdings Inc.
1.35%, 06/01/23	450	458,379
1.65%, 06/01/25 (Call 05/01/25)	452	465,266
2.20%, 09/26/22	678	693,316
2.30%, 06/01/30 (Call 03/01/30)	942	988,770
2.40%, 10/01/24 (Call 09/01/24)	1,262	1,329,391
2.65%, 10/01/26 (Call 08/01/26)	591	637,015
2.85%, 10/01/29 (Call 07/01/29)	556	605,868
3.25%, 06/01/50 (Call 12/01/49)	408	453,651
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)	300	291,459
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	228	232,840
3.15%, 07/15/46 (Call 01/15/46)	293	333,683
3.30%, 07/15/56 (Call 01/15/56)	322	384,788
6.50%, 01/15/39(b)	15	23,977
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	475	461,871
5.25%, 04/15/24(b)	390	416,816
5.75%, 04/15/26(b)	705	773,688
6.25%, 01/15/28 (Call 01/15/23)(b)	630	658,564
PSA Treasury Pte Ltd., 2.25%, 04/30/30 (Call 01/30/30)(d)	1,000	1,041,700
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	55	57,899
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	834	900,145
3.50%, 03/16/23 (Call 02/16/23)	383	401,108
4.00%, 03/18/29 (Call 12/18/28)	218	250,696
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	260	279,700
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/22)(b)	250	257,023
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	164	164,943
RR Donnelley & Sons Co.
6.00%, 04/01/24	1	941
6.13%, 11/01/26 (Call 11/01/23)(b)	215	226,186
8.25%, 07/01/27 (Call 07/01/23)(e)	213	242,057
8.50%, 04/15/29(b)	150	194,778
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	601	578,072
2.30%, 08/15/60 (Call 02/15/60)	223	198,367
2.50%, 12/01/29 (Call 09/01/29)	175	186,830
2.95%, 01/22/27 (Call 10/22/26)	255	277,703
3.25%, 12/01/49 (Call 06/01/49)	429	474,242
4.00%, 06/15/25 (Call 03/15/25)	198	220,679
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	375	400,890
9.25%, 04/15/25 (Call 03/16/25)(b)	370	432,933
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	390	388,857
4.00%, 05/15/31 (Call 05/15/26)	365	377,713
4.63%, 12/15/27 (Call 12/15/22)	275	290,065
5.13%, 06/01/29 (Call 06/01/24)	375	406,399
7.50%, 04/01/27	75	91,154

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(d)	$200	$203,550
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(d)	400	415,200
3.38%, 06/18/29(d)	300	327,207
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	215	223,927
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	150	145,290
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)	200	207,370
Sotheby's, 7.38%, 10/15/27 (Call 10/15/22)(b)	400	427,948
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	490	500,858
3.50%, 06/01/31 (Call 03/01/31)(b)	475	492,694
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(b)	600	595,350
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	193	194,424
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/22)(b)	340	317,009
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	100	102,703
3.38%, 03/22/27 (Call 12/22/26)(b)	110	120,971
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	235	235,454
Triton Container International Ltd.
0.80%, 08/01/23(b)	1,000	1,000,520
1.15%, 06/07/24 (Call 05/07/24)(b)	1,008	1,010,540
3.15%, 06/15/31 (Call 03/15/31)(b)	700	715,015
Trustees of Boston College, 3.13%, 07/01/52	165	180,363
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	145	181,843
Trustees of Princeton University (The)
5.70%, 03/01/39	252	374,903
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	443	451,842
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/19 (Call 08/15/18)	195	231,898
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	225	223,295
United Rentals North America Inc.
3.75%, 01/15/32	130	130,000
3.88%, 11/15/27 (Call 11/15/22)	279	291,463
3.88%, 02/15/31 (Call 08/15/25)	516	531,124
4.00%, 07/15/30 (Call 07/15/25)	400	415,900
4.88%, 01/15/28 (Call 01/15/23)	925	977,938
5.25%, 01/15/30 (Call 01/15/25)	360	393,487
5.50%, 05/15/27 (Call 05/15/22)	486	511,277
5.88%, 09/15/26 (Call 09/15/21)	328	339,027
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	480	602,880
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	75	77,831
Series C, 2.55%, 04/01/50 (Call 10/01/49)	161	157,534
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	254	311,628
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	300	357,138
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	150	157,049
3.03%, 10/01/39	498	544,558
5.25%, 10/01/11	140	227,507
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	193	239,565
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	150	161,247
Series A, 3.23%, 12/31/99 (Call 04/01/20)	18	19,157
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	620	678,367
4.00%, 06/15/25 (Call 03/15/25)	154	170,637
Security	Par (000)	Value

Commercial Services (continued)
4.13%, 09/12/22	$6	$6,238
4.13%, 03/15/29 (Call 12/15/28)	502	580,282
5.50%, 06/15/45 (Call 12/15/44)	129	177,745
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	195	205,994
William Marsh Rice University
3.57%, 05/15/45	310	365,964
3.77%, 05/15/55	240	311,354
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	235	239,103
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	145	146,051
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	188	188,444
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	213	211,939
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	600	607,680
		95,239,258
Computers — 0.7%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	195	201,807
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	457	463,850
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,173	1,164,484
0.70%, 02/08/26 (Call 01/08/26)	375	373,140
0.75%, 05/11/23	2,442	2,462,806
1.13%, 05/11/25 (Call 04/11/25)	421	426,650
1.20%, 02/08/28 (Call 12/08/27)	772	765,901
1.25%, 08/20/30 (Call 05/20/30)	658	637,892
1.40%, 08/05/28	200	200,214
1.65%, 05/11/30 (Call 02/11/30)	1,162	1,166,148
1.65%, 02/08/31 (Call 11/08/30)	943	939,549
1.70%, 09/11/22	429	436,134
1.70%, 08/05/31	300	299,184
1.80%, 09/11/24 (Call 08/11/24)	1,360	1,412,034
2.05%, 09/11/26 (Call 07/11/26)	1,340	1,407,469
2.10%, 09/12/22 (Call 08/12/22)	543	553,491
2.20%, 09/11/29 (Call 06/11/29)	1,001	1,048,497
2.38%, 02/08/41 (Call 08/08/40)	340	334,597
2.40%, 01/13/23 (Call 12/13/22)	200	205,920
2.40%, 05/03/23	1,808	1,874,643
2.40%, 08/20/50 (Call 06/20/50)	767	726,840
2.45%, 08/04/26 (Call 05/04/26)	576	616,049
2.50%, 02/09/25	460	488,069
2.55%, 08/20/60 (Call 02/20/60)	730	688,529
2.65%, 05/11/50 (Call 11/11/49)	1,115	1,106,760
2.65%, 02/08/51 (Call 08/08/50)	1,258	1,251,874
2.70%, 08/05/51	285	285,599
2.75%, 01/13/25 (Call 11/13/24)	680	726,716
2.80%, 02/08/61 (Call 02/08/60)	740	734,450
2.85%, 02/23/23 (Call 12/23/22)	540	559,591
2.85%, 05/11/24 (Call 03/11/24)	1,165	1,237,335
2.85%, 08/05/61	200	199,974
2.90%, 09/12/27 (Call 06/12/27)	1,011	1,108,440
2.95%, 09/11/49 (Call 03/11/49)	700	733,152
3.00%, 02/09/24 (Call 12/09/23)	1,123	1,191,043
3.00%, 06/20/27 (Call 03/20/27)	588	649,705
3.00%, 11/13/27 (Call 08/13/27)	839	924,091
3.20%, 05/13/25	635	692,633
3.20%, 05/11/27 (Call 02/11/27)	987	1,094,919
3.25%, 02/23/26 (Call 11/23/25)	1,025	1,127,069

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.35%, 02/09/27 (Call 11/09/26)	$1,310	$1,460,165
3.45%, 05/06/24	655	708,101
3.45%, 02/09/45	629	714,777
3.75%, 09/12/47 (Call 03/12/47)	157	186,004
3.75%, 11/13/47 (Call 05/13/47)	490	581,062
3.85%, 05/04/43	687	828,659
3.85%, 08/04/46 (Call 02/04/46)	811	973,005
4.25%, 02/09/47 (Call 08/09/46)	528	670,380
4.38%, 05/13/45	760	975,278
4.45%, 05/06/44	739	969,339
4.50%, 02/23/36 (Call 08/23/35)	857	1,099,154
4.65%, 02/23/46 (Call 08/23/45)	1,377	1,838,240
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	230	235,642
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	540	568,031
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	370	377,530
4.00%, 07/01/29 (Call 07/01/24)(b)	190	195,852
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(e)	385	390,301
Dell Inc.
5.40%, 09/10/40	150	178,359
6.50%, 04/15/38	200	264,344
7.10%, 04/15/28(e)	325	418,392
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	533	579,691
4.90%, 10/01/26 (Call 08/01/26)	544	633,330
5.30%, 10/01/29 (Call 07/01/29)	1,253	1,533,835
5.45%, 06/15/23 (Call 04/15/23)	1,380	1,491,228
5.85%, 07/15/25 (Call 06/15/25)	950	1,116,107
6.02%, 06/15/26 (Call 03/15/26)	1,346	1,620,247
6.10%, 07/15/27 (Call 05/15/27)	319	394,271
6.20%, 07/15/30 (Call 04/15/30)	368	478,087
7.13%, 06/15/24 (Call 06/15/22)(b)	800	818,392
8.10%, 07/15/36 (Call 01/15/36)	909	1,414,640
8.35%, 07/15/46 (Call 01/15/46)	724	1,200,378
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)	170	173,470
9.38%, 07/15/25 (Call 07/15/22)(b)	350	384,507
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	155	170,688
4.25%, 04/15/24 (Call 02/15/24)	324	351,213
4.75%, 04/15/27 (Call 01/15/27)	297	342,494
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	482	499,212
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/22)(b)(e)	300	209,928
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	663	660,679
2.20%, 03/15/31 (Call 12/15/30)	617	627,242
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	29	31,135
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(d)	400	399,840
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	650	661,401
1.75%, 04/01/26 (Call 03/01/26)	683	696,346
2.25%, 04/01/23 (Call 03/01/23)	675	693,373
4.40%, 10/15/22 (Call 08/15/22)	1,239	1,289,018
4.45%, 10/02/23 (Call 09/02/23)	382	412,178
4.65%, 10/01/24 (Call 09/01/24)	688	763,852
4.90%, 10/15/25 (Call 07/15/25)	630	720,298
Security	Par (000)	Value

Computers (continued)
6.20%, 10/15/35 (Call 04/15/35)	$659	$912,702
6.35%, 10/15/45 (Call 04/15/45)	740	1,024,049
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	280	280,728
2.20%, 06/17/25 (Call 05/17/25)	440	458,049
2.65%, 06/17/31 (Call 03/17/31)(b)	902	910,298
3.00%, 06/17/27 (Call 04/17/27)	369	398,265
3.40%, 06/17/30 (Call 03/17/30)	893	958,984
4.05%, 09/15/22	603	627,108
6.00%, 09/15/41	790	1,044,048
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	916	936,097
1.88%, 08/01/22	345	350,603
1.95%, 05/15/30 (Call 02/15/30)	1,555	1,565,854
2.85%, 05/15/40 (Call 11/15/39)	613	632,831
2.88%, 11/09/22	637	657,894
2.95%, 05/15/50 (Call 11/15/49)	560	573,950
3.00%, 05/15/24	1,129	1,203,412
3.30%, 05/15/26	835	922,708
3.30%, 01/27/27	313	346,125
3.38%, 08/01/23	1,540	1,633,232
3.45%, 02/19/26	782	866,292
3.50%, 05/15/29	687	773,006
3.63%, 02/12/24	1,044	1,124,336
4.00%, 06/20/42	247	293,567
4.15%, 05/15/39	878	1,060,396
4.25%, 05/15/49	970	1,217,360
4.70%, 02/19/46	452	598,841
5.60%, 11/30/39	195	277,600
5.88%, 11/29/32	158	217,760
6.22%, 08/01/27	79	100,652
6.50%, 01/15/28	27	35,214
7.00%, 10/30/25	68	85,103
7.13%, 12/01/96(e)	270	502,619
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	135	137,070
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	654	650,939
2.95%, 05/15/23 (Call 04/15/23)	257	266,972
3.63%, 05/15/25 (Call 04/15/25)	10	10,897
4.38%, 05/15/30 (Call 02/15/30)	705	811,004
Lenovo Group Ltd.
3.42%, 11/02/30(d)	1,000	1,050,000
4.75%, 03/29/23(d)	200	210,972
5.88%, 04/24/25(d)	1,000	1,138,840
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(b)	340	350,452
5.13%, 04/15/29 (Call 04/15/24)(b)	600	624,798
5.25%, 10/01/30 (Call 10/01/25)(b)	220	230,901
5.75%, 09/01/27 (Call 09/01/22)(b)	265	279,872
6.13%, 09/01/29 (Call 09/01/24)(b)	235	256,322
8.13%, 04/15/25 (Call 04/15/22)(b)	50	54,330
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	630	651,023
2.38%, 06/22/27 (Call 04/22/27)	455	481,021
2.70%, 06/22/30 (Call 03/22/30)	22	23,205
3.30%, 09/29/24 (Call 07/29/24)	340	364,347
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(b)	195	201,308
8.25%, 02/01/28 (Call 02/01/23)(b)	280	304,254

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	$170	$178,520
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	230	225,446
3.38%, 07/15/31 (Call 01/15/26)(b)	240	236,278
4.09%, 06/01/29 (Call 03/01/29)(b)	270	283,584
4.13%, 01/15/31 (Call 10/15/30)(b)	235	246,104
4.75%, 06/01/23	256	272,128
4.75%, 01/01/25	250	276,670
4.88%, 03/01/24 (Call 01/01/24)	308	334,682
4.88%, 06/01/27 (Call 03/01/27)	359	401,825
5.75%, 12/01/34 (Call 06/01/34)	232	273,651
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(b)	30	31,678
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	315	342,792
Vericast Corp., 8.38%, 08/15/22 (Call 08/30/21)(b)	164	167,592
Vericast Corp./Harland Clarke/Checks in the
Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 09/20/21)(b)(e)	114	127,125
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,073	1,191,609
		101,794,837
Cosmetics & Personal Care — 0.1%
Avon Products Inc.
6.50%, 03/15/23	225	239,778
8.45%, 03/15/43	100	129,659
Colgate-Palmolive Co.
2.10%, 05/01/23	20	20,622
2.25%, 11/15/22	378	387,760
3.25%, 03/15/24	115	123,378
3.70%, 08/01/47 (Call 02/01/47)	880	1,088,780
4.00%, 08/15/45	475	610,964
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	415	418,851
6.50%, 04/15/26 (Call 04/15/22)(b)	310	311,550
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	285	286,778
5.50%, 06/01/28 (Call 06/01/23)(b)	365	386,352
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	367	374,248
2.00%, 12/01/24 (Call 11/01/24)	784	819,978
2.38%, 12/01/29 (Call 09/01/29)	365	387,108
2.60%, 04/15/30 (Call 01/15/30)	90	96,494
3.13%, 12/01/49 (Call 06/01/49)	533	593,325
3.15%, 03/15/27 (Call 12/15/26)	97	107,346
4.15%, 03/15/47 (Call 09/15/46)	58	74,160
4.38%, 06/15/45 (Call 12/15/44)	222	285,317
Natura Cosmeticos SA
4.13%, 05/03/28 (Call 03/03/28)(b)	600	615,276
4.13%, 05/03/28 (Call 03/03/28)(d)	200	205,092
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(b)	200	205,954
Procter & Gamble Co. (The)
0.55%, 10/29/25	730	726,014
1.00%, 04/23/26	270	272,908
1.20%, 10/29/30	1,195	1,157,824
1.95%, 04/23/31	421	435,255
2.15%, 08/11/22	469	478,436
2.45%, 11/03/26	203	218,822
2.70%, 02/02/26	81	87,767
2.80%, 03/25/27	490	534,776
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.85%, 08/11/27	$255	$280,709
3.00%, 03/25/30	875	975,782
3.10%, 08/15/23	321	339,249
3.50%, 10/25/47	460	561,927
3.55%, 03/25/40	395	474,174
3.60%, 03/25/50	320	400,422
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/01/21)	50	21,810
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	505	495,870
2.00%, 07/28/26	378	397,312
2.13%, 09/06/29 (Call 06/06/29)	70	73,184
2.60%, 05/05/24 (Call 03/05/24)	442	466,549
2.90%, 05/05/27 (Call 02/05/27)	100	109,193
3.10%, 07/30/25	35	38,198
3.13%, 03/22/23 (Call 02/22/23)	95	99,202
3.25%, 03/07/24 (Call 02/07/24)	245	262,059
3.38%, 03/22/25 (Call 01/22/25)	200	218,542
3.50%, 03/22/28 (Call 12/22/27)	410	464,538
5.90%, 11/15/32	1,064	1,489,738
		18,849,030
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)	180	179,498
4.00%, 01/15/28 (Call 01/15/23)(b)	355	364,340
Avient Corp.
5.25%, 03/15/23	225	240,332
5.75%, 05/15/25 (Call 05/15/22)(b)	385	405,212
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	325	326,697
Chongqing Nan'an Urban Construction & Development
Group Co. Ltd., 4.66%, 06/04/24(d)	400	409,100
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(b)	374	380,193
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	482	565,728
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	100	108,661
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	575	570,630
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	200	210,234
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/22)(b)	475	485,896
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(d)	200	206,234
4.50%, 08/18/25 (Call 07/18/25)(d)	600	620,472
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(d)	400	400,124
3.75%, 04/17/23 (Call 03/17/23)(d)	200	209,546
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	200	199,858
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(b)	39	40,999
SUMITOMO Corp., 2.50%, 09/13/22(d)	200	204,444
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(b)	192	201,112
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(b)	249	242,197
9.00%, 11/15/26 (Call 11/15/22)(b)	449	435,566
13.13%, 11/15/27 (Call 11/15/22)(b)	250	210,638
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	350	362,989

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
3.75%, 05/15/46 (Call 11/15/45)	$125	$146,554
4.20%, 05/15/47 (Call 11/15/46)	130	163,363
4.60%, 06/15/45 (Call 12/15/44)	810	1,071,776
		8,962,393
Diversified Financial Services — 1.5%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(b)	110	122,016
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	300	315,030
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	175	174,025
2.88%, 08/14/24 (Call 07/14/24)	382	399,259
3.15%, 02/15/24 (Call 01/15/24)	950	996,170
3.30%, 01/23/23 (Call 12/23/22)	1,025	1,060,311
3.50%, 01/15/25 (Call 11/15/24)	225	239,132
3.65%, 07/21/27 (Call 04/21/27)	1,006	1,080,454
3.88%, 01/23/28 (Call 10/23/27)	498	538,632
4.13%, 07/03/23 (Call 06/03/23)	20	21,163
4.45%, 10/01/25 (Call 08/01/25)	330	364,228
4.45%, 04/03/26 (Call 02/03/26)	388	428,414
4.50%, 09/15/23 (Call 08/15/23)	25	26,765
4.63%, 10/15/27 (Call 08/15/27)	627	703,406
4.88%, 01/16/24 (Call 12/16/23)	507	551,286
6.50%, 07/15/25 (Call 06/15/25)	170	199,111
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	150	164,303
3.50%, 08/01/25	175	191,219
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	210	220,393
AIG Global Funding
0.45%, 12/08/23(b)	100	99,992
0.65%, 06/17/24(b)	655	655,098
0.80%, 07/07/23(b)	443	446,717
0.90%, 09/22/25(b)	225	223,666
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	296	295,017
1.88%, 08/15/26 (Call 07/15/26)	165	166,541
2.25%, 01/15/23	272	278,814
2.30%, 02/01/25 (Call 01/01/25)	288	298,860
2.75%, 01/15/23 (Call 12/15/22)	415	427,803
2.88%, 01/15/26 (Call 12/15/25)	180	190,363
3.00%, 09/15/23 (Call 07/15/23)	305	318,789
3.00%, 02/01/30 (Call 11/01/29)	492	508,398
3.13%, 12/01/30 (Call 09/01/30)	215	223,364
3.25%, 03/01/25 (Call 01/01/25)	329	351,441
3.25%, 10/01/29 (Call 07/01/29)	258	272,518
3.38%, 07/01/25 (Call 06/01/25)	230	248,039
3.63%, 04/01/27 (Call 01/01/27)	423	459,987
3.63%, 12/01/27 (Call 09/01/27)	713	775,815
3.75%, 06/01/26 (Call 04/01/26)	555	610,150
3.88%, 07/03/23 (Call 06/03/23)	116	122,897
4.25%, 02/01/24 (Call 01/01/24)	215	232,587
4.25%, 09/15/24 (Call 06/15/24)	934	1,019,414
4.63%, 10/01/28 (Call 07/01/28)	190	217,888
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	170	181,902
4.25%, 06/15/26 (Call 04/15/26)	374	412,103
4.40%, 09/25/23 (Call 08/25/23)	370	395,904
5.00%, 04/01/23	644	688,140
5.25%, 08/11/25 (Call 07/11/25)(b)	1,230	1,388,141
Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	$420	$426,371
3.05%, 06/05/23 (Call 05/05/23)	335	349,375
3.88%, 05/21/24 (Call 04/21/24)	549	593,129
4.63%, 03/30/25	340	381,228
5.13%, 09/30/24	424	476,576
5.75%, 11/20/25 (Call 10/20/25)	524	599,404
5.80%, 05/01/25 (Call 04/01/25)	245	284,952
8.00%, 11/01/31	1,528	2,204,501
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	984	1,004,241
2.50%, 07/30/24 (Call 06/29/24)	595	627,999
2.65%, 12/02/22	347	358,014
3.00%, 10/30/24 (Call 09/29/24)	503	539,211
3.13%, 05/20/26 (Call 04/20/26)	1,146	1,257,815
3.40%, 02/27/23 (Call 01/27/23)	932	974,499
3.40%, 02/22/24 (Call 01/22/24)	1,255	1,341,733
3.63%, 12/05/24 (Call 11/04/24)	228	249,621
3.70%, 08/03/23 (Call 07/03/23)	854	908,665
4.05%, 12/03/42	836	1,027,946
4.20%, 11/06/25 (Call 10/06/25)	531	603,763
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,120	1,246,594
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	933	1,010,159
3.70%, 10/15/24	220	241,149
4.00%, 10/15/23	1,195	1,288,724
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	483	476,934
Antares Holdings LP, 2.75%, 01/15/27 (Call 12/15/26)(b)	600	600,564
Apollo Management Holdings LP
4.00%, 05/30/24(b)	600	654,774
4.95%, 01/14/50 (Call 01/14/24)(a)(b)	296	307,023
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	200	201,832
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	200	210,840
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/03/21)(b)	200	194,450
Avation Capital SA (9.00% PIK), 8.25%, 10/31/26 (Call 08/30/21)(b)(f)	176	143,488
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	35	35,388
3.50%, 11/01/27 (Call 07/01/27)(b)	186	197,753
3.88%, 05/01/23 (Call 04/01/23)(b)	490	513,050
4.13%, 08/01/25 (Call 06/01/25)(b)	162	176,488
4.38%, 01/30/24 (Call 12/30/23)(b)	295	316,780
4.88%, 10/01/25 (Call 07/01/25)(b)	425	474,725
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	505	507,283
2.75%, 02/21/28 (Call 12/21/27)(b)	200	202,006
2.88%, 02/15/25 (Call 01/15/25)(b)	390	404,317
3.25%, 02/15/27 (Call 12/15/26)(b)	610	640,964
3.95%, 07/01/24 (Call 06/01/24)(b)	348	372,109
4.25%, 04/15/26 (Call 03/15/26)(b)	543	593,298
4.38%, 05/01/26 (Call 03/01/26)(b)	411	451,549
5.13%, 10/01/23 (Call 09/01/23)(b)	557	601,738
5.25%, 05/15/24 (Call 04/15/24)(b)	735	809,103
5.50%, 01/15/23 (Call 12/15/22)(b)	118	125,126

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 01/15/26 (Call 12/15/25)(b)	$480	$548,467
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(d)	200	207,094
Banco BTG Pactual SA/Cayman Islands
4.50%, 01/10/25 (Call 12/10/24)(d)	200	207,568
5.50%, 01/31/23(d)	400	419,964
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	290	308,844
5.38%, 07/24/23	210	226,932
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	25	24,297
1.63%, 08/05/28(b)	80	79,914
2.00%, 01/30/32(b)	100	99,405
2.50%, 01/10/30 (Call 10/10/29)(b)	625	660,687
2.80%, 09/30/50 (Call 03/30/50)(b)	335	337,288
2.85%, 08/05/51(b)	85	85,419
3.50%, 09/10/49 (Call 03/10/49)(b)	215	247,390
4.00%, 10/02/47 (Call 04/02/47)(b)	5	6,094
4.45%, 07/15/45(b)	150	191,607
4.75%, 02/15/23(b)	35	37,285
5.00%, 06/15/44(b)	50	69,016
Blue Bright Ltd.
2.38%, 02/09/26(d)	600	596,814
2.50%, 06/04/25(d)	400	402,288
Blue Owl Finance LLC, 3.13%, 06/10/31 (Call 03/10/31)(b)	400	405,296
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	400	398,348
2.63%, 01/17/25 (Call 12/17/24)(d)	400	412,984
2.63%, 09/17/30 (Call 06/17/30)(b)	600	598,842
2.75%, 09/18/22 (Call 08/18/22)(d)	200	203,354
3.00%, 09/11/29 (Call 06/11/29)(b)	600	616,518
3.25%, 04/29/25 (Call 03/29/25)(b)	600	633,678
3.50%, 10/10/24 (Call 09/10/24)(d)	200	212,954
3.50%, 09/18/27 (Call 06/18/27)(d)	200	214,578
3.88%, 04/27/26 (Call 01/27/26)(d)	850	923,856
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	600	605,058
Bocom Leasing Management Hong Kong Co. Ltd., 4.38%, 01/22/24(d)	200	215,006
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	195	196,993
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	1,000	1,050,760
3.50%, 03/30/51 (Call 09/30/50)	425	451,622
3.90%, 01/25/28 (Call 10/25/27)	464	525,290
4.00%, 04/01/24 (Call 02/01/24)	745	806,589
4.25%, 06/02/26 (Call 03/02/26)	365	413,534
4.35%, 04/15/30 (Call 01/15/30)	783	920,260
4.70%, 09/20/47 (Call 03/20/47)	244	305,488
4.85%, 03/29/29 (Call 12/29/28)	595	713,970
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	392	412,831
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(b)	200	211,294
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	205	224,514
Capital One Bank USA N.A., 3.38%, 02/15/23	221	230,835
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31)(a)	1,000	1,008,890
Security	Par (000)	Value

Diversified Financial Services (continued)
2.60%, 05/11/23 (Call 04/11/23)	$337	$349,644
3.20%, 01/30/23 (Call 12/30/22)	550	572,456
3.20%, 02/05/25 (Call 01/05/25)	425	458,413
3.30%, 10/30/24 (Call 09/30/24)	2,393	2,581,856
3.50%, 06/15/23	850	897,413
3.65%, 05/11/27 (Call 04/11/27)	222	248,937
3.75%, 04/24/24 (Call 03/24/24)	656	708,782
3.75%, 07/28/26 (Call 06/28/26)	581	643,382
3.75%, 03/09/27 (Call 02/09/27)	1,097	1,230,483
3.80%, 01/31/28 (Call 12/31/27)	365	413,038
3.90%, 01/29/24 (Call 12/29/23)	650	700,453
4.20%, 10/29/25 (Call 09/29/25)	619	694,988
4.25%, 04/30/25 (Call 03/31/25)	75	83,884
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	519	509,248
3.65%, 01/12/27 (Call 10/12/26)	889	996,142
CCBL Cayman 1 Corp. Ltd., 1.99%, 07/21/25(d)	400	403,880
CDBL Funding 1
1.50%, 11/04/23(d)	800	801,184
3.50%, 10/24/27(d)	400	426,124
4.25%, 12/02/24(d)	200	216,918
CDBL Funding 2, 3.00%, 08/01/22(d)	800	814,096
CDP Financial Inc., 3.15%, 07/24/24(b)	415	447,465
Chailease International Finance Corp., 3.75%, 10/22/23(d)	400	410,988
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	50	50,403
0.90%, 03/11/26 (Call 02/11/26)	611	611,055
1.15%, 05/13/26 (Call 04/13/26)	700	706,643
1.65%, 03/11/31 (Call 12/11/30)	722	713,784
2.00%, 03/20/28 (Call 01/20/28)	702	729,539
2.30%, 05/13/31 (Call 02/13/31)	500	520,980
2.65%, 01/25/23 (Call 12/25/22)	377	389,467
3.00%, 03/10/25 (Call 12/10/24)	182	196,180
3.20%, 03/02/27 (Call 12/02/26)	535	590,533
3.20%, 01/25/28 (Call 10/25/27)	603	670,446
3.25%, 05/22/29 (Call 02/22/29)	195	217,542
3.45%, 02/13/26 (Call 11/13/25)	162	179,524
3.55%, 02/01/24 (Call 01/01/24)	998	1,073,459
3.85%, 05/21/25 (Call 03/21/25)	477	529,751
4.00%, 02/01/29 (Call 11/01/28)	773	900,908
4.20%, 03/24/25 (Call 02/22/25)	235	263,334
4.63%, 03/22/30 (Call 12/22/29)	138	170,391
Charming Light Investments Ltd.
4.38%, 12/21/27(d)	600	645,930
5.00%, 09/03/24(d)	250	269,337
China Cinda 2020 I Management Ltd.
1.25%, 01/20/24 (Call 10/20/23)(d)	400	388,016
1.88%, 01/20/26 (Call 10/20/25)(d)	400	383,452
2.00%, 03/18/23 (Call 02/18/23)(d)	400	397,320
2.50%, 03/18/25 (Call 02/18/25)(d)	800	794,320
2.50%, 01/20/28 (Call 10/20/27)(d)	600	574,740
3.00%, 03/18/27 (Call 12/18/26)(d)	400	397,032
3.13%, 03/18/30 (Call 12/18/29)(d)	400	394,008
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(d)	200	216,708
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	400	421,840
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	600	623,652
4.40%, 03/09/27(d)	200	212,770
4.75%, 02/08/28(d)	400	434,400

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.75%, 02/21/29(d)	$400	$437,636
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	400	409,588
China Great Wall International Holdings III Ltd.
3.13%, 08/31/22(d)	650	656,214
3.88%, 08/31/27(d)	400	419,288
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(d)(g)	200	198,606
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(d)	1,000	927,150
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	225	234,227
4.10%, 06/15/51 (Call 12/15/50)	395	419,443
CICC Hong Kong Finance 2016 MTN Ltd.
1.63%, 01/26/24(d)	1,400	1,407,826
2.00%, 01/26/26(d)	400	401,876
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	55	57,995
CITIC Securities Finance MTN Co. Ltd.
1.75%, 06/03/23(d)	400	403,588
2.00%, 06/03/25(d)	400	404,564
Clifford Capital Pte Ltd., 1.12%, 03/23/26 (Call 02/23/26)(d)	400	402,740
Clifford Capital Pte. Ltd., 1.73%, 09/10/24(d)	200	206,226
CME Group Inc.
3.00%, 09/15/22	1,195	1,230,946
3.00%, 03/15/25 (Call 12/15/24)	823	887,466
3.75%, 06/15/28 (Call 03/15/28)	465	535,494
4.15%, 06/15/48 (Call 12/15/47)	169	226,107
5.30%, 09/15/43 (Call 03/15/43)	298	437,249
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/22)(b)	50	47,707
Coastal Emerald Ltd., 3.95%, 08/01/22(d)	400	404,284
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(b)	170	175,636
6.63%, 03/15/26 (Call 03/15/22)	370	391,046
Credit Suisse USA Inc., 7.13%, 07/15/32.	841	1,228,592
Credito Real SAB de CV, 8.00%, 01/21/28(d)	200	169,002
Curo Group Holdings Corp.
7.50%, 08/01/28 (Call 08/01/24)(b)	350	356,016
8.25%, 09/01/25 (Call 09/01/21)(b)	275	287,455
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	500	530,635
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	220	240,726
3.85%, 11/21/22	123	128,460
3.95%, 11/06/24 (Call 08/06/24)	828	903,994
4.10%, 02/09/27 (Call 11/09/26)	844	958,657
4.50%, 01/30/26 (Call 11/30/25)	530	602,684
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	505	552,985
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	300	325,569
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/21)(b)	150	153,018
8.50%, 09/15/25 (Call 09/15/21)(b)	200	208,060
Far East Horizon Ltd., 2.63%, 03/03/24(d)	400	400,724
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)	175	174,069
FMR LLC, 4.95%, 02/01/33(b)	325	417,014
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	215	210,393
2.85%, 03/30/25	458	492,565

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	$477	$520,245
4.05%, 05/15/27 (Call 03/15/27)	450	512,910
4.40%, 05/15/30 (Call 02/15/30)	2,008	2,361,308
4.55%, 05/15/32 (Call 02/15/32)	688	829,969
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	675	740,974
4.42%, 11/15/35	3,714	4,563,429
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/21), (7.25% PIK)(b)(f)	758	761,909
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(b)	160	164,835
5.38%, 12/01/24 (Call 12/01/21)(b)	95	98,491
Gtlk Europe Capital DAC
4.65%, 03/10/27 (Call 12/10/26)(d)	200	210,028
4.80%, 02/26/28(d)	600	630,060
5.95%, 04/17/25(d)	800	882,104
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	600	605,064
Haitong International Securities Group Ltd., 2.13%, 07/02/23(d)	200	202,394
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	310	285,916
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	400	401,064
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(d)	800	803,008
3.13%, 11/15/22(d)	810	830,169
3.75%, 03/05/24(d)	200	212,774
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	441,856
Intercontinental Exchange Inc.
0.70%, 06/15/23	282	283,630
1.85%, 09/15/32 (Call 06/15/32)	457	442,221
2.10%, 06/15/30 (Call 03/15/30)	933	941,910
2.35%, 09/15/22 (Call 08/15/22)	383	390,982
2.65%, 09/15/40 (Call 03/15/40)	520	511,295
3.00%, 06/15/50 (Call 12/15/49)	695	703,312
3.00%, 09/15/60 (Call 03/15/60)	1,095	1,088,572
3.10%, 09/15/27 (Call 06/15/27)	671	736,651
3.45%, 09/21/23 (Call 08/21/23)	170	180,639
3.75%, 12/01/25 (Call 09/01/25)	675	749,014
3.75%, 09/21/28 (Call 06/21/28)	157	177,854
4.00%, 10/15/23	579	623,241
4.25%, 09/21/48 (Call 03/21/48)	340	412,372
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(d)(e)	605	610,633
International Lease Finance Corp., 5.88%, 08/15/22	549	578,761
Inventive Global Investments Ltd., 1.65%, 09/03/25(d)	1,200	1,201,212
Invesco Finance PLC
3.13%, 11/30/22	168	174,028
3.75%, 01/15/26	205	227,759
4.00%, 01/30/24	100	108,200
5.38%, 11/30/43	315	423,558
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	100	113,238
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (Call 08/15/24)(b)	275	281,473
6.25%, 06/03/26 (Call 06/01/22)(b)	400	431,260
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	1,293	1,384,790

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	$125	$128,566
5.13%, 01/20/23	659	702,481
6.25%, 01/15/36	570	779,338
6.45%, 06/08/27	405	508,996
6.50%, 01/20/43	100	140,307
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
4.15%, 01/23/30	607	693,661
4.85%, 01/15/27	170	199,164
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	100	101,081
JIC Zhixin Ltd.
1.50%, 08/27/25(d)	400	399,716
2.13%, 08/27/30(d)	400	391,216
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 08/17/25)(d)	600	579,366
3.50%, 09/24/29 (Call 06/24/29)(d)	1,000	994,730
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	26	35,677
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	196,416
4.50%, 02/23/27(d)	800	779,928
5.00%, 03/15/23(d)	200	204,644
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	163	180,249
3.75%, 02/13/25	174	189,737
4.38%, 03/11/29 (Call 12/11/28)	224	259,004
4.50%, 09/19/28 (Call 06/19/28)	318	370,543
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	305	302,792
6.50%, 11/01/25 (Call 11/01/22)(b)	330	337,267
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	350	368,214
Legg Mason Inc.
4.75%, 03/15/26	180	209,876
5.63%, 01/15/44	261	371,868
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	410	416,064
4.38%, 05/15/31 (Call 05/15/26)(b)	140	143,315
4.63%, 11/15/27 (Call 11/15/22)(b)	270	278,940
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,300	1,302,795
1.38%, 04/06/26 (Call 03/06/24)(b)	1,125	1,132,166
2.00%, 04/06/28 (Call 02/06/28)(b)	2,000	2,049,880
2.50%, 04/06/31 (Call 01/06/31)(b)	2,000	2,079,180
3.20%, 04/06/41 (Call 10/06/40)(b)	275	294,459
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	352	362,546
2.00%, 03/03/25 (Call 02/03/25)	341	357,266
2.95%, 11/21/26 (Call 08/21/26)	433	475,109
2.95%, 06/01/29 (Call 03/01/29)	544	602,959
2.95%, 03/15/51 (Call 09/15/50)	365	388,575
3.30%, 03/26/27 (Call 01/26/27)	425	474,606
3.35%, 03/26/30 (Call 12/26/29)	905	1,035,935
3.38%, 04/01/24	569	613,211
3.50%, 02/26/28 (Call 11/26/27)	430	488,884
3.65%, 06/01/49 (Call 12/01/48)	202	239,956
3.80%, 11/21/46 (Call 05/21/46)	522	631,166
3.85%, 03/26/50 (Call 09/26/49)	546	674,801
3.95%, 02/26/48 (Call 08/26/47)	338	418,167

Security	Par (000)	Value

Diversified Financial Services (continued)
MDGH GMTN RSC Ltd., 3.40%, 06/07/51 (Call 12/07/50)(d)	$400	$418,708
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(d)	800	785,856
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	200	197,008
6.50%, 05/01/28 (Call 05/01/24)(b)	600	623,778
Mirae Asset Securities Co. Ltd.
2.13%, 07/30/23(d)	250	255,192
2.63%, 07/30/25(d)	200	207,032
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	600	638,268
3.64%, 04/13/25 (Call 03/13/25)(b)	175	189,844
3.96%, 09/19/23 (Call 08/19/23)(b)	370	393,917
Muthoot Finance Ltd., 4.40%, 09/02/23(d)	200	203,888
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	715	715,357
1.65%, 01/15/31 (Call 10/15/30)	448	430,846
2.50%, 12/21/40 (Call 06/21/40)	185	175,778
3.25%, 04/28/50 (Call 10/28/49)	525	543,506
3.85%, 06/30/26 (Call 03/30/26)	605	679,996
4.25%, 06/01/24 (Call 03/01/24)	371	404,987
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	385	386,686
5.50%, 08/15/28 (Call 08/15/23)(b)	395	401,411
6.00%, 01/15/27 (Call 01/15/23)(b)	365	381,436
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	245	247,014
5.00%, 03/15/27 (Call 09/15/26)	345	359,273
5.50%, 01/25/23	400	420,152
5.63%, 08/01/33	300	291,321
5.88%, 10/25/24	162	177,047
6.13%, 03/25/24	410	444,711
6.50%, 06/15/22	400	417,292
6.75%, 06/25/25	300	334,017
6.75%, 06/15/26	250	280,565
7.25%, 09/25/23	250	275,367
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	105	120,755
4.88%, 04/15/45 (Call 10/15/44)(b)	105	124,448
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	175	178,439
6.88%, 08/15/28 (Call 08/15/23)(b)	852	886,233
Nomura Holdings Inc.
1.65%, 07/14/26	500	502,720
2.17%, 07/14/28	500	503,030
2.61%, 07/14/31	200	203,012
2.65%, 01/16/25	660	695,416
2.68%, 07/16/30	710	727,381
3.10%, 01/16/30	750	794,925
Nuveen Finance LLC, 4.13%, 11/01/24(b)	592	655,237
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	185	215,490
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	360	366,084
4.00%, 09/15/30 (Call 09/15/25)	385	383,895
5.38%, 11/15/29 (Call 05/15/29)	355	389,733
5.63%, 03/15/23	393	415,774
6.13%, 05/15/22	390	404,855
6.13%, 03/15/24 (Call 09/15/23)	608	654,360

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.63%, 01/15/28 (Call 07/15/27)	$385	$445,106
6.88%, 03/15/25	615	698,745
7.13%, 03/15/26	785	923,843
8.25%, 10/01/23	155	175,437
8.88%, 06/01/25 (Call 06/01/22)	305	335,604
Orient HuiZhi Ltd., 3.63%, 11/30/22(d)	600	616,134
ORIX Corp.
2.25%, 03/09/31	650	665,782
3.25%, 12/04/24	384	414,463
3.70%, 07/18/27	256	288,627
4.05%, 01/16/24	265	287,037
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 12/15/22 (Call 12/15/21)(b)	158	159,926
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	408	428,828
5.25%, 08/15/22 (Call 07/15/22)(b)	194	202,410
5.50%, 02/15/24(b)	698	769,161
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	335	324,809
5.38%, 10/15/25 (Call 10/15/22)(b)	290	304,416
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	195	200,146
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	300	402,531
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	600	606,138
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	600	624,654
3.35%, 05/16/31(d)	400	394,472
3.95%, 04/23/30(d)	200	206,010
4.50%, 06/18/29(d)	200	214,422
5.25%, 08/10/28(d)	200	224,678
6.15%, 12/06/28(d)	200	237,272
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	855	1,035,268
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	55	59,244
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 05/24/22)(b)	75	76,667
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(b)	450	474,273
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(b)	375	377,250
3.88%, 03/01/31 (Call 03/01/26)(b)	600	612,858
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	191	215,093
4.65%, 04/01/30 (Call 01/01/30)	237	287,341
4.95%, 07/15/46	369	483,445
REC Ltd.
2.25%, 09/01/26(d)	600	589,938
3.38%, 07/25/24(d)	400	416,324
4.75%, 05/19/23(d)	400	421,308
5.25%, 11/13/23(d)	200	215,544
Shinhan Card Co. Ltd., 1.38%, 10/19/25(d)	400	402,908
Shriram Transport Finance Co. Ltd.
4.40%, 03/13/24(d)	600	595,452
5.95%, 10/24/22(d)	400	406,548
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	211,056
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	300	324,105
Soar Wise Ltd., 1.75%, 03/30/24(d)	400	397,616
SSG Resources Ltd., 4.25%, 10/04/22(d)	200	206,458
Standard Life Aberdeen PLC, 4.25%, 06/30/28(d)	300	328,659
State Elite Global Ltd., 0.90%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(d)	600	601,512

Security	Par (000)	Value

Diversified Financial Services (continued)
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	$40	$45,274
4.25%, 07/18/24	390	428,419
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	235	255,088
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(d)	200	208,470
Sunrise Cayman Ltd., 5.25%, 03/11/24(d)	500	517,490
SURA Asset Management SA, 4.38%, 04/11/27(d)	400	431,500
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	201	221,259
3.95%, 12/01/27 (Call 09/01/27)	1,809	2,026,496
4.25%, 08/15/24 (Call 05/15/24)	680	742,240
4.38%, 03/19/24 (Call 02/19/24)	495	538,763
4.50%, 07/23/25 (Call 04/24/25)	700	782,614
5.15%, 03/19/29 (Call 12/19/28)	260	311,236
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/22)(b)	195	198,838
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(d)(e)	1,000	989,180
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)	375	386,280
5.50%, 04/15/29 (Call 03/30/24)(b)	375	373,129
USAA Capital Corp.
0.50%, 05/01/24(b)	230	230,037
1.50%, 05/01/23(b)	135	137,811
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	228	224,815
1.10%, 02/15/31 (Call 11/15/30)	775	742,830
1.90%, 04/15/27 (Call 02/15/27)	758	790,852
2.00%, 08/15/50 (Call 02/15/50)	1,180	1,056,419
2.05%, 04/15/30 (Call 01/15/30)	607	631,086
2.15%, 09/15/22 (Call 08/15/22)	279	284,633
2.70%, 04/15/40 (Call 10/15/39)	805	845,339
2.75%, 09/15/27 (Call 06/15/27)	411	448,898
2.80%, 12/14/22 (Call 10/14/22)	523	539,271
3.15%, 12/14/25 (Call 09/14/25)	1,484	1,627,622
3.65%, 09/15/47 (Call 03/15/47)	398	473,596
4.15%, 12/14/35 (Call 06/14/35)	930	1,162,472
4.30%, 12/14/45 (Call 06/14/45)	1,468	1,902,689
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(b)	250	271,642
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	602	601,711
2.75%, 03/15/31 (Call 12/15/30)	650	660,744
2.85%, 01/10/25 (Call 12/10/24)	872	925,358
4.25%, 06/09/23 (Call 05/09/23)	80	85,149
6.20%, 11/17/36	425	539,737
		226,873,863
Electric — 2.4%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(d)	200	216,794
4.00%, 10/03/49(d)	200	230,500
4.38%, 04/23/25(d)	800	897,456
4.38%, 06/22/26(d)	800	918,248
4.88%, 04/23/30(d)	800	964,408
6.50%, 10/27/36(b)	380	553,763
Acwa Power Management And Investments One Ltd.,
5.95%, 12/15/39(d)	400	475,790
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(d)	600	604,980

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Adani Transmission Ltd.
4.00%, 08/03/26(d)	$200	$210,692
4.25%, 05/21/36(d)	281	286,514
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	300	306,882
3.80%, 10/01/47 (Call 04/01/47)	250	280,115
3.95%, 06/01/28 (Call 03/01/28)	15	17,094
Series G, 4.15%, 05/01/49 (Call 11/01/48)	180	213,964
Series H, 3.45%, 01/15/50 (Call 07/15/49)	537	572,775
Series I, 2.10%, 07/01/30 (Call 04/01/30)	225	224,903
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	105	114,977
3.15%, 09/15/49 (Call 03/15/49)	65	69,930
3.75%, 12/01/47 (Call 06/01/47)	317	372,732
3.80%, 06/15/49 (Call 12/15/48)	70	83,231
4.00%, 12/01/46 (Call 06/01/46)	25	30,410
4.25%, 09/15/48 (Call 03/15/48)	110	139,218
Series M, 3.65%, 04/01/50 (Call 10/01/49)	225	264,181
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	1,525	1,521,675
2.45%, 01/15/31 (Call 10/15/30)(b)	75	75,646
3.30%, 07/15/25 (Call 06/15/25)(b)	1,097	1,175,161
3.95%, 07/15/30 (Call 04/15/30)(b)	287	319,534
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(d)	600	622,308
Alabama Power Co.
3.13%, 07/15/51 (Call 01/15/51)	310	329,849
3.45%, 10/01/49 (Call 04/01/49)	698	782,626
3.75%, 03/01/45 (Call 09/01/44)	526	609,250
3.85%, 12/01/42	109	128,257
4.15%, 08/15/44 (Call 02/15/44)	179	219,832
4.30%, 01/02/46 (Call 07/02/45)	235	294,434
6.00%, 03/01/39	85	123,100
6.13%, 05/15/38	60	87,167
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	480	467,717
Series A, 4.30%, 07/15/48 (Call 01/15/48)	363	460,640
Series B, 3.70%, 12/01/47 (Call 06/01/47)	37	43,027
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	205	216,386
4.25%, 06/15/28 (Call 03/15/28)(b)	125	144,063
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	356	374,597
3.50%, 01/15/31 (Call 10/15/30)	220	245,219
3.65%, 02/15/26 (Call 11/15/25)	295	324,937
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	275	269,046
2.90%, 06/15/51 (Call 12/15/50)	100	104,227
3.25%, 03/01/25 (Call 12/01/24)	117	126,526
3.25%, 03/15/50 (Call 09/15/49)	681	752,335
3.70%, 12/01/47 (Call 06/01/47)	217	255,839
4.15%, 03/15/46 (Call 09/15/45)	15	18,656
4.50%, 03/15/49 (Call 09/15/48)	125	164,843
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	179	182,716
3.20%, 11/13/27 (Call 08/13/27)	455	497,379
3.25%, 03/01/50 (Call 09/01/49)	215	221,624
Series F, 2.95%, 12/15/22 (Call 09/15/22)	157	161,424
Series J, 4.30%, 12/01/28 (Call 09/01/28)	590	686,955
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	69	74,768

Security	Par (000)	Value

Electric (continued)
4.40%, 05/15/44 (Call 11/15/43)	$335	$409,598
4.45%, 06/01/45 (Call 12/01/44)	15	18,538
7.00%, 04/01/38	145	221,405
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	20	25,282
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	95	108,331
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	179	190,388
2.65%, 09/15/50 (Call 03/15/50)	15	14,681
2.95%, 09/15/27 (Call 06/15/27)	300	327,039
3.15%, 05/15/25 (Call 02/15/25)	150	162,071
3.35%, 05/15/50 (Call 11/15/49)	315	346,160
3.50%, 12/01/49 (Call 06/01/49)	515	578,577
3.75%, 05/15/46 (Call 11/15/45)	80	92,082
4.20%, 08/15/48 (Call 02/15/48)	324	402,609
4.25%, 03/01/49 (Call 09/01/48)	135	168,179
4.35%, 11/15/45 (Call 05/15/45)	105	130,780
4.50%, 04/01/42 (Call 10/01/41)	33	41,290
5.05%, 09/01/41 (Call 03/01/41)	307	408,196
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	200	230,980
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)(b)	250	261,013
4.35%, 08/01/28 (Call 05/01/28)(b)	200	228,270
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	518	555,607
3.20%, 04/15/25 (Call 03/15/25)	368	396,726
3.80%, 06/01/29 (Call 03/01/29)	517	590,523
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	80	102,936
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	420	430,966
3.20%, 09/15/49 (Call 03/15/49)	191	205,293
3.35%, 07/01/23 (Call 04/01/23)	295	309,390
3.50%, 08/15/46 (Call 02/15/46)	205	231,933
3.75%, 08/15/47 (Call 02/15/47)	294	347,658
4.25%, 09/15/48 (Call 03/15/48)	35	44,499
6.35%, 10/01/36	65	95,430
Baltimore Gas and Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	280	288,666
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	183	230,931
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	667	653,893
2.80%, 01/15/23 (Call 12/15/22)	340	351,523
2.85%, 05/15/51 (Call 11/15/50)	530	527,451
3.25%, 04/15/28 (Call 01/15/28)	1,110	1,234,631
3.50%, 02/01/25 (Call 11/01/24)	370	400,910
3.70%, 07/15/30 (Call 04/15/30)	360	413,341
3.75%, 11/15/23 (Call 08/15/23)	452	482,741
3.80%, 07/15/48 (Call 01/15/48)	485	562,188
4.05%, 04/15/25 (Call 03/15/25)	410	456,461
4.25%, 10/15/50 (Call 04/15/50)	586	732,260
4.45%, 01/15/49 (Call 07/15/48)	300	384,636
4.50%, 02/01/45 (Call 08/01/44)	437	545,870
5.15%, 11/15/43 (Call 05/15/43)	625	841,306
5.95%, 05/15/37	5	6,965
6.13%, 04/01/36	812	1,162,946
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	167	173,264
3.05%, 10/15/29 (Call 07/15/29)	292	316,154
3.88%, 10/15/49 (Call 04/15/49)	261	291,195

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 09/15/46 (Call 03/15/46)	$9	$10,464
4.25%, 11/30/23 (Call 08/30/23)	25	26,845
4.35%, 05/01/33 (Call 02/01/33)	550	653,114
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	425	409,101
4.50%, 02/15/28 (Call 02/15/23)(b)	595	613,147
4.63%, 02/01/29 (Call 02/01/24)(b)	350	347,532
5.00%, 02/01/31 (Call 02/01/26)(b)	455	459,555
5.13%, 03/15/28 (Call 03/15/23)(b)	652	661,043
5.25%, 06/01/26 (Call 06/01/22)(b)	235	241,977
Castle Peak Power Finance Co. Ltd., 2.13%, 03/03/31(d)	400	401,296
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	400	460,720
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	88	89,274
3.95%, 03/01/48 (Call 09/01/47)	180	219,179
4.50%, 04/01/44 (Call 10/01/43)	180	237,182
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	25	27,197
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	235	302,017
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	265	276,276
Series K2, 6.95%, 03/15/33.	3	4,316
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	43	45,638
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	120	121,459
2.50%, 09/01/22 (Call 08/01/22)	165	168,488
2.50%, 09/01/24 (Call 08/01/24)	365	382,655
2.65%, 06/01/31 (Call 03/01/31)	215	224,355
2.95%, 03/01/30 (Call 12/01/29)	135	144,704
3.70%, 09/01/49 (Call 03/01/49)	191	212,010
4.25%, 11/01/28 (Call 08/01/28)	335	388,479
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(d)	200	206,386
4.63%, 02/04/30(d)	600	614,226
CGNPC International Ltd.
2.75%, 07/02/24(d)	400	415,028
3.88%, 09/11/23(d)	800	843,376
Chile Electricity PEC SpA,0.00% 01/25/28(d)(h)	200	160,316
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	200	216,326
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(d)(g)	1,000	1,033,170
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
2.60%, 12/10/24(d)	200	209,064
2.85%, (Call 12/09/23)(a)(d)(g)	800	816,448
3.00%, 12/10/29(d)	200	211,192
3.08%, (Call 12/09/25)(a)(d)(g)	600	614,838
China Southern Power Grid International Finance BVI 2018 Co. Ltd., 4.25%, 09/18/28(d)	800	923,944
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	442,916
Chugoku Electric Power Co. Inc. (The)
2.40%, 08/27/24(d)	400	417,136
3.49%, 02/28/24(d)	200	212,956
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	435	436,966
4.75%, 03/15/28 (Call 03/15/23)(b)	435	460,978
5.00%, 09/15/26 (Call 09/15/21)	175	179,884

Security	Par (000)	Value

Electric (continued)
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	$567	$624,142
4.97%, 05/01/46 (Call 11/01/45)	85	105,796
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	295	316,771
4.55%, 11/15/30 (Call 08/15/30)(b)	540	641,169
5.50%, 08/15/24	35	39,804
5.95%, 12/15/36	80	106,014
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(d)	400	402,616
3.38%, 10/26/27(d)	200	221,618
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	15	16,214
3.45%, 08/15/27 (Call 05/15/27)	41	45,729
3.75%, 12/01/50 (Call 12/01/30)(a)	202	205,682
4.75%, 06/01/50 (Call 03/01/30)(a)	184	206,472
4.88%, 03/01/44 (Call 09/01/43)	90	117,837
Colbun SA, 3.15%, 03/06/30 (Call 12/06/29)(d)	600	624,198
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(d)	366	427,960
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(d)	1,200	1,193,988
4.68%, 02/09/51 (Call 08/09/50)(d)	600	587,406
4.75%, 02/23/27(d)	600	672,882
4.88%, 01/15/24(d)	200	217,224
5.75%, 02/14/42(d)	200	222,622
6.13%, 06/16/45(d)	200	241,600
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	477	494,520
2.55%, 06/15/26 (Call 03/15/26)	192	205,536
3.00%, 03/01/50 (Call 09/01/49)	52	54,817
3.65%, 06/15/46 (Call 12/15/45)	109	126,433
3.70%, 08/15/28 (Call 05/15/28)	335	385,964
3.70%, 03/01/45 (Call 09/01/44)	192	223,814
3.80%, 10/01/42 (Call 04/01/42)	30	35,331
4.00%, 03/01/48 (Call 09/01/47)	185	226,880
4.00%, 03/01/49 (Call 09/01/48)	305	376,754
4.35%, 11/15/45 (Call 05/15/45)	136	171,942
4.60%, 08/15/43 (Call 02/15/43)	190	247,146
4.70%, 01/15/44 (Call 07/15/43)	113	148,740
6.45%, 01/15/38	258	385,800
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	190,771
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	582	687,941
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	175	189,632
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	385	416,497
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	107	109,818
4.00%, 04/01/48 (Call 10/01/47)	257	319,253
4.30%, 04/15/44 (Call 10/15/43)	205	261,330
Series A, 0.75%, 12/01/25 (Call 11/01/25)	410	408,069
Series A, 2.05%, 07/01/31 (Call 04/01/31)	315	323,316
Series A, 3.20%, 03/15/27 (Call 12/15/26)	58	64,307
Series A, 4.15%, 06/01/45 (Call 12/01/44)	63	78,754
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	500	517,315
3.60%, 06/15/61 (Call 12/15/60)	600	658,446
3.70%, 11/15/59 (Call 05/15/59)	182	199,996
3.80%, 05/15/28 (Call 02/15/28)	40	45,518
3.85%, 06/15/46 (Call 12/15/45)	269	307,389
3.95%, 03/01/43 (Call 09/01/42)	545	632,936

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 03/15/44 (Call 09/15/43)	$455	$561,989
4.50%, 12/01/45 (Call 06/01/45)	71	88,192
4.50%, 05/15/58 (Call 11/15/57)	211	266,132
4.63%, 12/01/54 (Call 06/01/54)	167	215,898
5.70%, 06/15/40	178	247,404
Series 06-A, 5.85%, 03/15/36	271	370,649
Series 06-B, 6.20%, 06/15/36	355	507,575
Series 08-B, 6.75%, 04/01/38	255	385,198
Series 09-C, 5.50%, 12/01/39	135	183,749
Series 12-A, 4.20%, 03/15/42	15	17,931
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	594	679,221
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	582	680,969
Series A, 4.13%, 05/15/49 (Call 11/15/48)	290	345,845
Series B, 3.13%, 11/15/27 (Call 08/15/27)	25	27,282
Series C, 3.00%, 12/01/60 (Call 06/01/60)	212	205,648
Series C, 4.00%, 11/15/57 (Call 05/15/57)	385	450,908
Series C, 4.30%, 12/01/56 (Call 06/01/56)	455	553,644
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	116,227
Series E, 4.65%, 12/01/48 (Call 06/01/48)	625	797,887
Consorcio Transmantaro SA, 4.70%, 04/16/34(d)	200	224,806
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	595	558,770
3.10%, 08/15/50 (Call 02/15/50)	417	455,422
3.25%, 08/15/46 (Call 02/15/46)	5	5,506
3.38%, 08/15/23 (Call 05/15/23)	25	26,341
3.50%, 08/01/51 (Call 02/01/51)	200	233,708
3.75%, 02/15/50 (Call 08/15/49)	250	302,625
3.95%, 05/15/43 (Call 11/15/42)	40	48,616
3.95%, 07/15/47 (Call 01/15/47)	480	590,117
4.05%, 05/15/48 (Call 11/15/47)	365	455,173
4.35%, 04/15/49 (Call 10/15/48)	195	255,604
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	481	554,352
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	214	227,514
4.15%, 05/15/45 (Call 11/15/44)	225	277,243
Dominion Energy Inc.
2.45%, 01/15/23(b)	300	308,730
3.07%, 08/15/24(c)	772	821,578
3.90%, 10/01/25 (Call 07/01/25)	642	711,984
4.25%, 06/01/28 (Call 03/01/28)	474	550,305
4.70%, 12/01/44 (Call 06/01/44)	225	288,952
5.75%, 10/01/54 (Call 10/01/24)(a)	55	60,078
7.00%, 06/15/38	345	520,681
Series A, 1.45%, 04/15/26 (Call 03/15/26)	270	273,100
Series A, 3.30%, 03/15/25 (Call 02/15/25)	60	65,107
Series A, 4.60%, 03/15/49 (Call 09/15/48)	270	349,663
Series B, 2.75%, 09/15/22 (Call 06/15/22)	200	204,034
Series B, 3.30%, 04/15/41 (Call 10/15/40)	475	512,344
Series B, 3.60%, 03/15/27 (Call 01/15/27)	372	415,524
Series B, 5.95%, 06/15/35	160	220,915
Series C, 3.38%, 04/01/30 (Call 01/01/30)	766	849,433
Series C, 4.05%, 09/15/42 (Call 03/15/42)	556	653,383
Series C, 4.90%, 08/01/41 (Call 02/01/41)	237	307,211
Series D, 2.85%, 08/15/26 (Call 05/15/26)	629	675,804
Series E, 6.30%, 03/15/33	150	206,529
Series F, 5.25%, 08/01/33	260	332,184
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	119	154,764
5.10%, 06/01/65 (Call 12/01/64)	70	106,200

Security	Par (000)	Value

Electric (continued)
5.30%, 05/15/33	$25	$33,330
5.45%, 02/01/41 (Call 08/01/40)	165	231,168
6.05%, 01/15/38	129	186,717
6.63%, 02/01/32	235	333,023
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	172	184,659
4.35%, 04/15/29 (Call 01/15/29)	225	245,927
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/22)(b)	200	206,740
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	333	347,292
2.95%, 03/01/50 (Call 09/01/49)	327	345,224
3.38%, 03/01/25 (Call 12/01/24)	214	232,235
3.65%, 03/15/24 (Call 12/15/23)	255	273,465
3.70%, 03/15/45 (Call 09/15/44)	335	392,117
3.70%, 06/01/46 (Call 12/01/45)	133	155,345
3.75%, 08/15/47 (Call 02/15/47)	272	323,811
3.95%, 03/01/49 (Call 09/01/48)	252	311,553
4.30%, 07/01/44 (Call 01/01/44)	115	145,181
Series A, 1.90%, 04/01/28 (Call 02/01/28)	460	474,449
Series A, 4.00%, 04/01/43 (Call 10/01/42)	70	85,168
Series A, 4.05%, 05/15/48 (Call 11/15/47)	168	208,942
Series B, 3.25%, 04/01/51 (Call 10/01/50)	350	389,270
Series C, 2.63%, 03/01/31 (Call 12/01/30)	180	193,498
DTE Energy Co.
2.25%, 11/01/22	159	162,630
2.85%, 10/01/26 (Call 07/01/26)	703	755,936
2.95%, 03/01/30 (Call 12/01/29)	160	172,032
Series C, 2.53%, 10/01/24.	417	437,812
Series C, 3.40%, 06/15/29 (Call 03/15/29)	171	189,947
Series F, 1.05%, 06/01/25 (Call 05/01/25)	487	488,617
Series H, 0.55%, 11/01/22	475	476,496
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	750	791,355
2.45%, 02/01/30 (Call 11/01/29)	202	212,373
2.50%, 03/15/23 (Call 01/15/23)	280	288,753
2.55%, 04/15/31 (Call 01/15/31)	425	449,871
2.95%, 12/01/26 (Call 09/01/26)	593	646,340
3.05%, 03/15/23 (Call 02/15/23)	320	333,530
3.20%, 08/15/49 (Call 02/15/49)	150	162,582
3.45%, 04/15/51 (Call 10/15/50)	425	482,171
3.70%, 12/01/47 (Call 06/01/47)	383	445,697
3.75%, 06/01/45 (Call 12/01/44)	261	303,530
3.88%, 03/15/46 (Call 09/15/45)	214	253,652
3.95%, 11/15/28 (Call 08/15/28)	355	412,095
3.95%, 03/15/48 (Call 09/15/47)	168	202,020
4.00%, 09/30/42 (Call 03/30/42)	305	367,586
4.25%, 12/15/41 (Call 06/15/41)	152	187,857
5.30%, 02/15/40	358	494,749
6.00%, 01/15/38	105	151,823
6.05%, 04/15/38	247	358,071
6.10%, 06/01/37	224	316,635
6.45%, 10/15/32	100	139,636
Series A, 6.00%, 12/01/28	150	193,172
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	455	453,007
2.45%, 06/01/30 (Call 03/01/30)	204	210,946
2.55%, 06/15/31 (Call 03/15/31)	900	930,735
2.65%, 09/01/26 (Call 06/01/26)	1,215	1,296,624
3.05%, 08/15/22 (Call 05/15/22)	102	104,139
3.15%, 08/15/27 (Call 05/15/27)	322	351,692

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.30%, 06/15/41 (Call 12/15/40)	$600	$632,520
3.40%, 06/15/29 (Call 03/15/29)	85	94,126
3.50%, 06/15/51 (Call 12/15/50)	700	754,313
3.75%, 04/15/24 (Call 01/15/24)	1,130	1,216,671
3.75%, 09/01/46 (Call 03/01/46)	1,388	1,531,575
3.95%, 10/15/23 (Call 07/15/23)	153	163,211
3.95%, 08/15/47 (Call 02/15/47)	303	343,563
4.20%, 06/15/49 (Call 12/15/48)	302	355,705
4.80%, 12/15/45 (Call 06/15/45)	546	690,007
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	235	233,776
2.50%, 12/01/29 (Call 09/01/29)	275	293,516
3.20%, 01/15/27 (Call 10/15/26)	200	220,328
3.40%, 10/01/46 (Call 04/01/46)	65	72,301
3.80%, 07/15/28 (Call 04/15/28)	1,268	1,453,141
3.85%, 11/15/42 (Call 05/15/42)	187	221,629
4.20%, 07/15/48 (Call 01/15/48)	350	439,936
5.65%, 04/01/40	197	281,326
6.35%, 09/15/37	215	322,893
6.40%, 06/15/38	466	700,789
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	169	179,492
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	310	309,042
6.12%, 10/15/35	11	15,450
6.35%, 08/15/38	265	395,073
6.45%, 04/01/39	60	89,900
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	60	79,137
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	131	142,130
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	483	491,931
3.65%, 02/01/29 (Call 11/01/28)	143	161,243
3.70%, 06/15/46 (Call 12/15/45)	5	5,763
3.80%, 09/01/23 (Call 06/01/23)	75	79,625
4.30%, 02/01/49 (Call 08/01/48)	25	31,729
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	310	296,977
3.25%, 08/15/25 (Call 05/15/25)	100	108,998
3.45%, 03/15/29 (Call 12/15/28)	375	422,666
3.60%, 09/15/47 (Call 03/15/47)	287	329,109
3.70%, 09/01/28 (Call 06/01/28)	40	45,554
3.70%, 10/15/46 (Call 04/15/46)	410	478,179
4.10%, 05/15/42 (Call 11/15/41)	113	137,239
4.10%, 03/15/43 (Call 09/15/42)	195	238,978
4.15%, 12/01/44 (Call 06/01/44)	207	256,514
4.20%, 08/15/45 (Call 02/15/45)	229	283,836
4.38%, 03/30/44 (Call 09/30/43)	16	20,347
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	85	85,815
2.78%, 01/07/32 (Call 10/07/31)(b)	55	56,433
3.62%, 08/01/27 (Call 05/01/27)(b)	93	101,945
E.ON International Finance BV, 6.65%, 04/30/38(b)	200	299,090
Edison International
2.40%, 09/15/22 (Call 08/15/22)	162	164,603
2.95%, 03/15/23 (Call 01/15/23)	286	295,072
3.13%, 11/15/22 (Call 10/15/22)	67	68,949
3.55%, 11/15/24 (Call 10/15/24)	830	885,817
4.13%, 03/15/28 (Call 12/15/27)	185	200,274
4.95%, 04/15/25 (Call 03/15/25)	501	556,631
5.75%, 06/15/27 (Call 04/15/27)	227	261,615

Security	Par (000)	Value

Electric (continued)
EDP Finance BV
1.71%, 01/24/28(b)	$250	$249,395
3.63%, 07/15/24(b)	472	507,329
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	114	142,825
6.00%, 05/15/35	435	593,557
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	965	1,065,109
4.50%, 09/21/28 (Call 06/21/28)(b)	1,122	1,315,601
4.50%, 12/04/69(d)	600	731,418
4.75%, 10/13/35 (Call 04/13/35)(b)	500	619,155
4.88%, 09/21/38 (Call 03/21/38)(b)	255	320,956
4.88%, 01/22/44(b)	430	555,642
4.95%, 10/13/45 (Call 04/13/45)(b)	1,248	1,634,568
5.00%, 09/21/48 (Call 03/21/48)(b)	488	658,912
5.25%, (Call 01/29/23)(a)(b)	105	109,813
5.25%, 10/13/55 (Call 04/13/55)(b)	160	219,053
5.60%, 01/27/40(b)	650	887,009
6.00%, 01/22/14(b)	307	454,406
6.95%, 01/26/39(b)	679	1,044,214
Emera U.S. Finance LP
0.83%, 06/15/24(b)	450	448,956
2.64%, 06/15/31 (Call 03/15/31)(b)	800	819,512
3.55%, 06/15/26 (Call 03/15/26)	880	967,146
4.75%, 06/15/46 (Call 12/15/45)	792	960,142
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(d)	400	454,344
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(d)	400	224,264
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(d)	400	392,900
4.38%, 02/15/31(d)	400	393,044
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	710	778,146
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	729	842,972
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	385	387,487
1.88%, 07/12/28 (Call 05/12/28)(b)	500	506,090
2.25%, 07/12/31 (Call 04/12/31)(b)	500	506,750
2.65%, 09/10/24(b)	845	894,272
2.88%, 07/12/41 (Call 01/12/41)(b)	500	500,835
3.50%, 04/06/28(b)	610	677,722
3.63%, 05/25/27(b)	430	479,867
4.75%, 05/25/47(b)	586	747,560
4.88%, 06/14/29(b)	250	303,307
6.00%, 10/07/39(b)	725	1,033,879
6.80%, 09/15/37(b)	500	755,465
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	482	517,032
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(d)	400	415,624
Engie SA, 2.88%, 10/10/22(b)	210	216,077
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	242	237,177
3.35%, 06/15/52 (Call 12/15/51)	405	450,101
3.50%, 04/01/26 (Call 01/01/26)	319	353,009
3.70%, 06/01/24 (Call 03/01/24)	85	91,837
4.00%, 06/01/28 (Call 03/01/28)	50	57,594
4.20%, 04/01/49 (Call 10/01/48)	200	250,980
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	500	496,705

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
1.90%, 06/15/28 (Call 04/15/28)	$285	$288,637
2.40%, 06/15/31 (Call 03/05/31)	475	485,046
2.80%, 06/15/30 (Call 03/15/30)	367	389,211
2.95%, 09/01/26 (Call 06/01/26)	1,275	1,374,399
3.75%, 06/15/50 (Call 12/15/49)	135	152,655
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	425	415,595
2.35%, 06/15/32 (Call 03/15/32)	10	10,332
2.40%, 10/01/26 (Call 07/01/26)	300	317,667
2.90%, 03/15/51 (Call 09/15/50)	59	60,360
3.05%, 06/01/31 (Call 03/01/31)	513	563,459
3.12%, 09/01/27 (Call 06/01/27)	120	131,848
3.25%, 04/01/28 (Call 01/01/28)	503	555,936
4.00%, 03/15/33 (Call 12/15/32)	660	787,169
4.20%, 09/01/48 (Call 03/01/48)	251	315,013
4.20%, 04/01/50 (Call 10/01/49)	250	315,900
4.95%, 01/15/45 (Call 01/15/25)	135	148,235
5.40%, 11/01/24	50	57,432
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	150	162,279
3.85%, 06/01/49 (Call 12/01/48)	325	386,363
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	79	77,055
3.55%, 09/30/49 (Call 03/30/49)	420	462,748
4.00%, 03/30/29 (Call 12/30/28)	151	173,158
4.50%, 03/30/39 (Call 09/30/38)	250	302,387
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(d)	1,040	1,154,618
6.75%, 08/06/23(d)	600	625,830
7.13%, 02/11/25(d)	600	631,482
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	676	710,719
2.90%, 09/15/29 (Call 06/15/29)	470	503,600
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	200	219,054
3.25%, 09/01/49 (Call 03/01/49)	104	112,591
3.45%, 04/15/50 (Call 10/15/49)	75	84,513
4.10%, 04/01/43 (Call 10/01/42)	124	149,632
4.13%, 03/01/42 (Call 09/01/41)	33	40,033
4.25%, 12/01/45 (Call 06/01/45)	288	358,341
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	150	165,137
4.20%, 06/15/47 (Call 12/15/46)	165	204,955
4.20%, 03/15/48 (Call 09/15/47)	75	93,367
5.30%, 10/01/41 (Call 04/01/41)	225	307,813
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	869	1,073,580
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	25	25,827
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	350	366,908
3.45%, 01/15/50 (Call 07/15/49)	606	660,582
Series H, 3.15%, 01/15/25 (Call 10/15/24)	355	380,777
Series L, 2.90%, 10/01/24 (Call 08/01/24)	690	734,657
Series M, 3.30%, 01/15/28 (Call 10/15/27)	142	156,997
Series N, 3.80%, 12/01/23 (Call 11/01/23)	263	281,744
Series O, 4.25%, 04/01/29 (Call 01/01/29)	295	347,516
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	705	702,829
Series R, 1.65%, 08/15/30 (Call 05/15/30)	635	620,268
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	556	609,743
3.95%, 06/15/25 (Call 03/15/25)	997	1,100,080

Security	Par (000)	Value

Electric (continued)
4.05%, 04/15/30 (Call 01/15/30)	$645	$745,910
4.45%, 04/15/46 (Call 10/15/45)	362	449,061
4.70%, 04/15/50 (Call 10/15/49)	362	468,710
4.95%, 06/15/35 (Call 12/15/34)	128	160,686
5.10%, 06/15/45 (Call 12/15/44)	194	259,626
5.63%, 06/15/35	75	100,667
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	40	43,247
5.60%, 06/15/42 (Call 12/15/41)	645	775,896
5.75%, 10/01/41 (Call 04/01/41)	200	240,920
6.25%, 10/01/39	983	1,237,282
FEL Energy VI Sarl, 5.75%, 12/01/40(d)	398	420,986
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	215	218,141
2.65%, 03/01/30 (Call 12/01/29)	282	287,034
Series A, 1.60%, 01/15/26 (Call 12/15/25)	221	220,056
Series A, 3.60%, 07/15/22 (Call 05/15/22)	250	253,133
Series B, 2.25%, 09/01/30 (Call 06/01/30)	345	340,339
Series B, 4.65%, 07/15/27 (Call 04/15/27)	720	803,527
Series B, 4.75%, 03/15/23 (Call 12/15/22)	482	507,353
Series C, 3.40%, 03/01/50 (Call 09/01/49)	400	403,764
Series C, 5.60%, 07/15/47 (Call 01/15/47)	470	592,064
Series C, 7.38%, 11/15/31	748	1,048,576
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	150	158,502
4.35%, 01/15/25 (Call 10/15/24)(b)	250	277,275
4.55%, 04/01/49 (Call 10/01/48)(b)	208	249,768
5.45%, 07/15/44 (Call 01/15/44)(b)	250	324,077
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	80	82,646
2.85%, 04/01/25 (Call 03/01/25)	490	525,941
3.13%, 12/01/25 (Call 06/01/25)	820	895,333
3.15%, 10/01/49 (Call 04/01/49)	369	409,298
3.25%, 06/01/24 (Call 12/01/23)	200	213,442
3.70%, 12/01/47 (Call 06/01/47)	402	482,786
3.95%, 03/01/48 (Call 09/01/47)	462	573,887
3.99%, 03/01/49 (Call 09/01/48)	465	579,939
4.05%, 06/01/42 (Call 12/01/41)	205	253,681
4.05%, 10/01/44 (Call 04/01/44)	105	131,367
4.13%, 02/01/42 (Call 08/01/41)	194	242,098
4.13%, 06/01/48 (Call 12/01/47)	285	363,386
4.95%, 06/01/35	553	741,667
5.63%, 04/01/34	250	345,942
5.65%, 02/01/37	75	104,745
5.69%, 03/01/40	130	190,160
5.95%, 02/01/38	254	371,716
5.96%, 04/01/39	175	260,036
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	604	654,651
Georgia Power Co.
4.30%, 03/15/42	901	1,088,840
4.30%, 03/15/43	265	321,161
Series 10-C, 4.75%, 09/01/40.	215	270,292
Series A, 2.10%, 07/30/23	87	89,975
Series A, 2.20%, 09/15/24 (Call 08/15/24)	317	330,999
Series B, 2.65%, 09/15/29 (Call 06/15/29)	120	127,799
Series B, 3.70%, 01/30/50 (Call 07/30/49)	578	645,487
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	695	768,614
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	200,066

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Hero Asia Investment Ltd., 1.50%, 11/18/23(d)	$400	$400,312
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(d)	400	394,440
2.25%, 06/09/30 (Call 12/09/29)(d)	200	203,424
2.88%, 05/03/26(d)	200	214,100
Iberdrola International BV, 6.75%, 07/15/36	222	342,877
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	70	87,075
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	300	325,632
3.85%, 05/15/28 (Call 02/15/28)	211	239,652
4.25%, 08/15/48 (Call 02/15/48)	341	427,314
Series K, 4.55%, 03/15/46 (Call 09/15/45)	280	360,100
Series L, 3.75%, 07/01/47 (Call 01/01/47)	59	67,930
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	40	47,758
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(d)	600	618,564
4.88%, 01/14/48(d)	210	218,709
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(d)	400	411,228
Instituto Costarricense de Electricidad, 6.38%, 05/15/43(d)	200	175,366
InterGen NV, 7.00%, 06/30/23 (Call 08/30/21)(b)	200	198,102
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	315	324,904
3.25%, 12/01/24 (Call 09/01/24)	199	214,156
3.50%, 09/30/49 (Call 03/30/49)	80	89,210
3.70%, 09/15/46 (Call 03/15/46)	110	126,831
4.10%, 09/26/28 (Call 06/26/28)	195	226,808
6.25%, 07/15/39	290	417,107
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	155	167,146
4.25%, 05/01/30 (Call 02/01/30)	27	30,851
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)(d)	200	224,334
6.88%, 06/21/23(d)	400	445,592
Series 6, 5.00%, 11/12/24(b)(d)	1,050	1,174,152
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	230	236,286
2.95%, 05/14/30 (Call 04/14/30)(b)	15	16,068
3.25%, 06/30/26 (Call 03/30/26)	168	183,626
3.35%, 11/15/27 (Call 08/15/27)	418	460,498
3.65%, 06/15/24 (Call 03/15/24)	202	217,023
5.30%, 07/01/43 (Call 01/01/43)	175	236,157
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	500	523,810
4.30%, 01/15/26 (Call 10/15/25)(b)	110	122,891
4.70%, 04/01/24 (Call 01/01/24)(b)	45	49,036
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	21	25,924
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	223	229,286
4.88%, 05/24/26 (Call 02/24/26)(d)	200	210,682
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	377	414,455
4.38%, 10/01/45 (Call 04/01/45)	479	598,233
5.13%, 11/01/40 (Call 05/01/40)	570	762,614
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(d)	600	615,852

Security	Par (000)	Value

Electric (continued)
Korea Electric Power Corp.
1.13%, 06/15/25(d)	$200	$200,728
2.50%, 06/24/24(d)	375	394,939
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(b)	200	205,772
3.75%, 07/25/23(d)	200	212,648
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	400	393,304
Lamar Funding Ltd., 3.96%, 05/07/25(d)	375	374,876
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	190	193,756
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	288	283,991
LLPL Capital Pte Ltd., 6.88%, 02/04/39(d)	182	213,589
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	65	82,080
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	73	79,534
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	25	28,735
5.90%, 11/15/39(b)	15	21,316
Mexico Generadora de Energia S de rl, 5.50%,12/06/32(d)	151	172,213
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	200	201,418
3.10%, 05/01/27 (Call 02/01/27)	245	270,103
3.15%, 04/15/50 (Call 10/15/49)	158	172,049
3.50%, 10/15/24 (Call 07/15/24)	170	184,011
3.65%, 04/15/29 (Call 01/15/29)	586	671,333
3.65%, 08/01/48 (Call 02/01/48)	205	239,506
3.95%, 08/01/47 (Call 02/01/47)	233	284,081
4.25%, 05/01/46 (Call 11/01/45)	255	322,486
4.25%, 07/15/49 (Call 01/15/49)	137	175,257
4.40%, 10/15/44 (Call 04/15/44)	395	504,399
4.80%, 09/15/43 (Call 03/15/43)	150	199,763
5.75%, 11/01/35	50	70,059
5.80%, 10/15/36	10	14,274
6.75%, 12/30/31	252	362,182
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	305	346,105
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(e)	99	102,431
Minejesa Capital BV
4.63%, 08/10/30(d)	800	846,664
5.63%, 08/10/37(d)	400	434,252
Mississippi Power Co.
3.10%, 07/30/51 (Call 01/30/51)	110	114,377
Series 12-A, 4.25%, 03/15/42.	46	55,827
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	250	247,690
Monongahela Power Co.
4.10%, 04/15/24 (Call 01/15/24)(b)	10	10,777
5.40%, 12/15/43 (Call 06/15/43)(b)	90	121,485
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	560	623,818
3.92%, 08/01/28 (Call 05/01/28)(b)	100	113,235
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	300	300,219
National Grid USA, 5.80%, 04/01/35	58	73,628
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	275	275,082
1.35%, 03/15/31 (Call 12/15/30)	165	156,164
1.65%, 06/15/31 (Call 03/15/31)	225	217,949
2.30%, 09/15/22 (Call 08/15/22)	639	652,093

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.70%, 02/15/23 (Call 12/15/22)	$625	$645,556
2.85%, 01/27/25 (Call 10/27/24)	69	73,567
2.95%, 02/07/24 (Call 12/07/23)	18	19,027
3.05%, 04/25/27 (Call 01/25/27)	130	142,986
3.25%, 11/01/25 (Call 08/01/25)	377	411,820
3.40%, 11/15/23 (Call 08/15/23)	1,075	1,140,973
3.40%, 02/07/28 (Call 11/07/27)	349	388,618
3.70%, 03/15/29 (Call 12/15/28)	150	170,724
3.90%, 11/01/28 (Call 08/01/28)	155	178,503
4.02%, 11/01/32 (Call 05/01/32)	719	859,622
4.30%, 03/15/49 (Call 09/15/48)	356	457,691
4.40%, 11/01/48 (Call 05/01/48)	250	328,927
4.75%, 04/30/43 (Call 04/30/23)(a)	10	10,479
5.25%, 04/20/46 (Call 04/20/26)(a)	276	302,308
Series C, 8.00%, 03/01/32	125	191,414
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	365	416,494
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	745	777,601
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	200	213,002
Series N, 6.65%, 04/01/36	55	82,551
Series R, 6.75%, 07/01/37	319	476,765
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	72	68,936
3.80%, 12/05/47 (Call 06/05/47)(b)	593	669,817
New York State Electric & Gas Corp.
3.25%, 12/01/26 (Call 09/01/26)(b)	55	60,365
3.30%, 09/15/49 (Call 03/15/49)(b)	100	107,476
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	30	30,110
1.90%, 06/15/28 (Call 04/15/28)	405	414,080
1.95%, 09/01/22	45	45,798
2.25%, 06/01/30 (Call 03/01/30)	1,929	1,981,160
2.75%, 05/01/25 (Call 04/01/25)	583	621,519
2.75%, 11/01/29 (Call 08/01/29)	589	629,676
2.80%, 01/15/23 (Call 12/15/22)	75	77,473
3.15%, 04/01/24 (Call 03/01/24)	534	568,374
3.25%, 04/01/26 (Call 02/01/26)	572	623,903
3.50%, 04/01/29 (Call 01/01/29)	442	495,115
3.55%, 05/01/27 (Call 02/01/27)	418	468,294
4.80%, 12/01/77 (Call 12/01/27)(a)	315	354,807
5.65%, 05/01/79 (Call 05/01/29)(a)	13	15,248
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	250	265,585
4.25%, 07/15/24 (Call 04/15/24)(b)	250	264,162
4.50%, 09/15/27 (Call 06/15/27)(b)	300	322,992
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	65	65,241
4.28%, 12/15/28 (Call 09/15/28)(b)	15	17,441
4.28%, 10/01/34 (Call 04/01/34)(b)	100	119,544
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	182	183,820
2.25%, 04/01/31 (Call 11/01/30)	215	224,426
2.60%, 06/01/51 (Call 12/01/50)	280	278,396
2.90%, 03/01/50 (Call 09/01/49)	275	288,736
3.20%, 04/01/52 (Call 10/01/51)	240	266,143
3.40%, 08/15/42 (Call 02/15/42)	400	456,320
3.60%, 05/15/46 (Call 11/15/45)	260	302,115
3.60%, 09/15/47 (Call 03/15/47)	101	117,942
4.00%, 08/15/45 (Call 02/15/45)	310	378,764
4.13%, 05/15/44 (Call 11/15/43)	200	249,672

Security	Par (000)	Value

Electric (continued)
5.35%, 11/01/39	$36	$50,764
6.20%, 07/01/37	115	171,134
6.25%, 06/01/36	70	102,512
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	445	536,799
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	285	292,772
2.45%, 12/02/27 (Call 10/02/27)(b)	520	531,393
3.38%, 02/15/29 (Call 02/15/24)(b)	195	195,113
3.63%, 02/15/31 (Call 02/15/26)(b)	500	504,405
3.75%, 06/15/24 (Call 05/15/24)(b)	293	313,235
4.45%, 06/15/29 (Call 03/15/29)(b)	404	455,365
5.25%, 06/15/29 (Call 06/15/24)(b)	375	402,300
5.75%, 01/15/28 (Call 01/15/23)	396	420,738
6.63%, 01/15/27 (Call 07/15/22)	600	621,210
7.25%, 05/15/26 (Call 05/15/22)	377	392,042
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	419	462,010
3.25%, 05/15/29 (Call 02/15/29)	275	306,210
3.95%, 04/01/30 (Call 01/01/30)	55	64,406
4.40%, 03/01/44 (Call 09/01/43)	5	6,403
NTPC Ltd.
3.75%, 04/03/24(d)	600	631,680
4.38%, 11/26/24(d)	200	216,696
4.50%, 03/19/28(d)	400	440,500
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	250	272,815
5.05%, 10/01/48 (Call 04/01/48)	371	473,403
5.25%, 09/01/50	15	19,549
5.38%, 11/01/40	110	142,646
5.95%, 11/01/39	485	668,820
Ohio Edison Co., 6.88%, 07/15/36.	216	313,155
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	322	390,402
Series P, 2.60%, 04/01/30 (Call 01/01/30)	327	347,506
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	219	214,401
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	25	27,609
3.80%, 08/15/28 (Call 02/15/28)	150	170,946
3.85%, 08/15/47 (Call 02/15/47)	49	57,610
4.15%, 04/01/47 (Call 10/01/46)	435	531,387
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	200	206,168
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	370	364,061
2.75%, 06/01/24 (Call 05/01/24)	595	631,777
2.95%, 04/01/25 (Call 01/01/25)	124	133,016
3.10%, 09/15/49 (Call 03/15/49)	679	736,185
3.70%, 11/15/28 (Call 08/15/28)	205	235,744
3.70%, 05/15/50 (Call 11/15/49)	325	388,953
3.75%, 04/01/45 (Call 10/01/44)	255	301,805
3.80%, 09/30/47 (Call 03/30/47)	140	167,878
3.80%, 06/01/49 (Call 12/01/48)	313	379,963
4.10%, 11/15/48 (Call 05/15/48)	65	81,149
4.55%, 12/01/41 (Call 06/01/41)	75	97,834
5.25%, 09/30/40	65	89,948
5.30%, 06/01/42 (Call 12/01/41)	255	360,458
7.00%, 09/01/22	10	10,720
7.00%, 05/01/32	118	172,124
7.25%, 01/15/33	135	203,880
7.50%, 09/01/38	155	256,840
Series WI, 5.35%, 10/01/52 (Call 04/01/52)	255	385,863

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/25/22)(d)	$435	$439,911
Oryx Funding Ltd., 5.80%, 02/03/31(d)	400	421,672
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	660	641,236
2.50%, 02/01/31 (Call 11/01/30)	1,248	1,177,775
3.15%, 01/01/26	1,845	1,893,394
3.30%, 03/15/27 (Call 12/15/26)	25	25,955
3.30%, 12/01/27 (Call 09/01/27)	614	630,762
3.30%, 08/01/40 (Call 02/01/40)	1,081	985,342
3.45%, 07/01/25	294	307,048
3.50%, 08/01/50 (Call 02/01/50)	1,075	948,440
3.75%, 02/15/24 (Call 11/15/23)	114	119,651
3.75%, 07/01/28	180	188,768
3.75%, 08/15/42 (Call 02/15/42)	65	60,103
3.85%, 11/15/23 (Call 08/15/23)	154	161,517
3.95%, 12/01/47 (Call 06/01/47)	722	676,947
4.00%, 12/01/46 (Call 06/01/46)	55	51,932
4.25%, 08/01/23 (Call 07/01/23)	1,250	1,320,400
4.25%, 03/15/46 (Call 09/15/45)	600	585,870
4.30%, 03/15/45 (Call 09/15/44)	112	108,265
4.45%, 04/15/42 (Call 10/15/41)	105	105,697
4.50%, 07/01/40 (Call 01/01/40)	949	956,991
4.55%, 07/01/30 (Call 01/01/30)	240	256,318
4.60%, 06/15/43 (Call 12/15/42)	60	60,526
4.75%, 02/15/44 (Call 08/15/43)	371	373,534
4.95%, 07/01/50 (Call 01/01/50)	1,235	1,275,372
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	625	626,487
3.25%, 06/01/31 (Call 03/01/31)	933	919,714
4.20%, 06/01/41 (Call 12/01/40)	572	564,913
4.65%, 08/01/28 (Call 05/01/28)	175	194,205
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	54	57,663
3.30%, 03/15/51 (Call 09/15/50)	540	587,876
4.10%, 02/01/42 (Call 08/01/41)	195	234,532
4.13%, 01/15/49 (Call 07/15/48)	328	401,426
4.15%, 02/15/50 (Call 08/15/49)	296	367,232
5.75%, 04/01/37	55	76,286
6.00%, 01/15/39	327	472,531
6.25%, 10/15/37	377	546,330
6.35%, 07/15/38	9	13,162
7.70%, 11/15/31	175	259,747
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	100	102,129
3.50%, 06/15/29 (Call 03/15/29)	590	664,788
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(d)	300	267,951
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	335	346,075
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	60	61,430
3.00%, 09/15/49 (Call 03/15/49)	104	110,709
3.05%, 03/15/51 (Call 09/15/50)	95	102,164
3.15%, 10/15/25 (Call 07/15/25)	200	217,372
3.90%, 03/01/48 (Call 09/01/47)	675	823,534
5.95%, 10/01/36	75	109,326
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	108	114,456
3.60%, 06/01/29 (Call 03/01/29)(b)	353	380,569

Security	Par (000)	Value

Electric (continued)
Perusahaan Listrik Negara PT
3.88%, 07/17/29(d)	$400	$424,596
4.13%, 05/15/27(d)	811	882,019
4.88%, 07/17/49(d)	200	217,508
5.25%, 05/15/47(d)	200	225,374
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(d)	600	600,282
3.38%, 02/05/30(d)	600	617,058
4.00%, 06/30/50 (Call 12/30/49)(d)	600	594,162
4.38%, 02/05/50(d)	200	205,432
5.25%, 10/24/42(d)	200	225,492
5.45%, 05/21/28(d)	200	233,878
6.15%, 05/21/48(d)	400	498,452
6.25%, 01/25/49(d)	400	509,064
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(e)	475	464,051
5.25%, 07/01/30 (Call 06/15/25)	480	468,154
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	260	266,339
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	5	5,063
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	214,560
4.15%, 03/15/43 (Call 09/15/42)	273	336,737
6.50%, 11/15/37	200	300,428
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	338	366,000
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	165	175,659
3.95%, 06/01/47 (Call 12/01/46)	510	622,633
4.13%, 06/15/44 (Call 12/15/43)	270	332,551
4.15%, 10/01/45 (Call 04/01/45)	25	30,942
4.15%, 06/15/48 (Call 12/15/47)	175	221,158
4.75%, 07/15/43 (Call 01/15/43)	110	146,455
6.25%, 05/15/39	75	111,266
Progress Energy Inc.
6.00%, 12/01/39	195	274,958
7.00%, 10/30/31	100	140,309
7.75%, 03/01/31	256	370,565
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	422	446,839
8.63%, 04/15/31	370	580,326
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	115	116,402
3.60%, 09/15/42 (Call 03/15/42)	170	197,555
3.70%, 06/15/28 (Call 12/15/27)	110	125,561
3.80%, 06/15/47 (Call 12/15/46)	384	460,086
4.05%, 09/15/49 (Call 03/15/49)	300	377,214
4.10%, 06/15/48 (Call 12/15/47)	90	112,391
4.30%, 03/15/44 (Call 09/15/43)	546	686,748
6.50%, 08/01/38	55	84,334
Series 17, 6.25%, 09/01/37	120	179,632
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	113	125,760
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	505	510,242
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	330	335,884
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	289	337,237
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	80	71,231
2.25%, 09/15/26 (Call 06/15/26)	407	431,188

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.45%, 01/15/30 (Call 10/15/29)	$385	$407,757
2.70%, 05/01/50 (Call 11/01/49)	287	290,682
3.00%, 05/15/25 (Call 02/15/25)	14	15,051
3.00%, 05/15/27 (Call 02/15/27)	30	32,798
3.15%, 01/01/50 (Call 07/01/49)	405	446,168
3.20%, 05/15/29 (Call 02/15/29)	204	227,531
3.20%, 08/01/49 (Call 02/01/49)	415	458,849
3.25%, 09/01/23 (Call 08/01/23)	82	86,694
3.60%, 12/01/47 (Call 06/01/47)	255	298,240
3.65%, 09/01/28 (Call 06/01/28)	35	39,954
3.65%, 09/01/42 (Call 03/01/42)	18	20,943
3.70%, 05/01/28 (Call 02/01/28)	180	206,406
3.80%, 01/01/43 (Call 07/01/42)	75	89,465
3.80%, 03/01/46 (Call 09/01/45)	218	261,772
3.85%, 05/01/49 (Call 11/01/48)	585	712,992
3.95%, 05/01/42 (Call 11/01/41)	135	163,847
4.05%, 05/01/48 (Call 11/01/47)	25	31,249
5.50%, 03/01/40	205	288,273
5.80%, 05/01/37	195	277,584
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	165	164,196
1.60%, 08/15/30 (Call 05/15/30)	150	144,411
2.65%, 11/15/22 (Call 10/15/22)	426	438,047
2.88%, 06/15/24 (Call 05/15/24)	220	233,543
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(b)	400	409,004
3.65%, 05/15/25 (Call 02/15/25)	495	536,605
4.10%, 06/15/30 (Call 03/15/30)	64	72,607
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	227	246,853
4.22%, 06/15/48 (Call 12/15/47)	130	162,882
4.30%, 05/20/45 (Call 11/20/44)	188	234,263
5.64%, 04/15/41 (Call 10/15/40)	230	321,931
5.76%, 10/01/39	444	624,109
5.80%, 03/15/40	250	357,012
6.27%, 03/15/37	135	193,925
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(d)	600	604,488
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	376	400,154
4.15%, 05/15/48 (Call 11/15/47)	205	255,920
4.50%, 08/15/40	160	202,981
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	19	20,090
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	396	460,615
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	252	311,429
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	50	54,853
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	414	408,506
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23(d)	250	261,397
5.06%, 04/08/43(d)	400	484,936
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(d)	400	432,280
5.50%, 04/08/44(d)	400	511,756
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(d)	400	432,296
4.72%, 09/27/28(d)	600	705,846
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(d)	400	405,140
2.41%, 09/17/30(d)	1,000	1,012,990

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	$521	$532,259
2.90%, 02/01/23 (Call 01/01/23)	235	243,032
3.25%, 06/15/27 (Call 03/15/27)	1,108	1,213,526
3.40%, 02/01/28 (Call 10/01/27)	402	445,054
3.55%, 06/15/24 (Call 03/15/24)	230	247,119
3.75%, 11/15/25 (Call 08/15/25)	175	193,295
3.80%, 02/01/38 (Call 08/01/37)	138	157,291
4.00%, 02/01/48 (Call 08/01/47)	638	733,540
4.05%, 12/01/23 (Call 09/01/23)	147	157,594
6.00%, 10/15/39	636	903,457
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	378	404,003
Sinosing Services Pte Ltd., 2.63%, 02/20/30(d)	400	405,808
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(d)(g)	400	399,796
6.50%, (Call 04/25/24)(a)(d)(g)	200	203,520
7.00%, (Call 10/21/25)(a)(d)(g)	400	418,980
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	497	499,952
2.85%, 08/01/29 (Call 05/01/29)	675	712,921
3.65%, 02/01/50 (Call 08/01/49)	350	356,874
3.65%, 06/01/51 (Call 12/01/50)	155	157,747
4.00%, 04/01/47 (Call 10/01/46)	765	815,207
4.05%, 03/15/42 (Call 09/15/41)	203	221,445
4.50%, 09/01/40 (Call 03/01/40)	245	285,496
4.65%, 10/01/43 (Call 04/01/43)	445	514,411
5.50%, 03/15/40	160	203,720
5.63%, 02/01/36	488	630,496
6.00%, 01/15/34	433	575,565
6.05%, 03/15/39	948	1,276,188
6.65%, 04/01/29	234	296,836
Series 04-G, 5.75%, 04/01/35	15	19,655
Series 05-E, 5.35%, 07/15/35	275	352,789
Series 06-E, 5.55%, 01/15/37	130	163,881
Series 08-A, 5.95%, 02/01/38	180	237,062
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	70	74,347
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	175	174,862
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	135	125,181
Series A, 4.20%, 03/01/29 (Call 12/01/28)	197	225,143
Series B, 3.65%, 03/01/28 (Call 12/01/27)	245	271,984
Series B, 4.88%, 03/01/49 (Call 09/01/48)	431	515,885
Series C, 3.50%, 10/01/23 (Call 07/01/23)	150	158,330
Series C, 3.60%, 02/01/45 (Call 08/01/44)	286	289,415
Series C, 4.13%, 03/01/48 (Call 09/01/47)	528	574,137
Series D, 3.40%, 06/01/23 (Call 05/01/23)	310	325,602
Series E, 3.70%, 08/01/25 (Call 06/01/25)	590	646,026
Series G, 2.50%, 06/01/31 (Call 03/01/31)	325	329,901
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	834	870,421
3.25%, 07/01/26 (Call 04/01/26)	1,178	1,286,470
4.25%, 07/01/36 (Call 01/01/36)	455	540,112
4.40%, 07/01/46 (Call 01/01/46)	784	945,637
Series A, 3.70%, 04/30/30 (Call 01/30/30)	575	645,644
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	102	108,171
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	150	168,644
5.15%, 09/15/41	420	527,612
Series F, 4.95%, 12/15/46 (Call 06/15/46)	116	143,128

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
6.20%, 03/15/40	$230	$328,049
Series J, 3.90%, 04/01/45 (Call 10/01/44)	497	562,852
Series K, 2.75%, 10/01/26 (Call 07/01/26)	579	619,449
Series L, 3.85%, 02/01/48 (Call 08/01/47)	448	506,912
Series M, 4.10%, 09/15/28 (Call 06/15/28)	595	687,118
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	65	71,383
3.70%, 08/15/47 (Call 02/15/47)	320	369,130
3.75%, 06/15/49 (Call 12/15/48)	85	101,028
4.50%, 08/15/41 (Call 02/15/41)	10	12,618
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	66	84,988
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	205	221,439
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	500	559,080
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	400	439,156
3.25%, 11/24/25(b)	200	219,304
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	800	802,024
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	400	438,384
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	919	957,286
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(d)	400	435,396
4.85%, 05/07/44(d)	200	267,412
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	600	594,786
1.63%, 08/05/30 (Call 05/05/30)(d)	1,200	1,160,304
2.88%, 05/18/26(d)	200	214,210
3.50%, 05/04/27(d)	1,450	1,609,355
3.75%, 05/02/23(d)	600	631,008
4.25%, 05/02/28(d)	400	464,052
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	200	231,290
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/22)(e)	275	162,907
6.63%, 01/15/28 (Call 01/15/23)(b)	245	218,773
7.25%, 05/15/27 (Call 05/15/22)(b)	365	332,909
7.63%, 06/01/28 (Call 06/01/23)(b)	220	200,706
10.50%, 01/15/26 (Call 01/15/22)(b)	300	206,679
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	53	55,197
3.63%, 06/15/50 (Call 12/15/49)	145	167,640
4.10%, 06/15/42 (Call 12/15/41)	215	255,835
4.30%, 06/15/48 (Call 12/15/47)	75	93,896
4.35%, 05/15/44 (Call 11/15/43)	60	74,940
4.45%, 06/15/49 (Call 12/15/48)	75	97,826
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(d)	185	195,728
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/22)(b)	320	329,402
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	600	597,636
2.30%, 10/16/24 (Call 09/16/24)(d)	400	414,352
3.15%, 06/02/26(d)	600	644,988
3.20%, 10/16/49 (Call 04/16/49)(d)	200	200,892
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(d)	400	474,356
Toledo Edison Co. (The), 6.15%, 05/15/37	232	323,993

Security	Par (000)	Value

Electric (continued)
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	$200	$206,084
6.50%, 03/15/40	176	202,696
Transelec SA, 4.63%, 07/26/23(b)	43	46,006
Tri-State Generation & Transmission Association Inc.,
6.00%, 06/15/40(b)	25	34,826
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	330	320,526
3.25%, 05/01/51 (Call 11/01/50)	100	106,926
4.00%, 06/15/50 (Call 12/15/49)	140	169,777
4.85%, 12/01/48 (Call 06/01/48)	163	215,673
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	450	459,459
2.63%, 03/15/51 (Call 09/15/50)	25	24,642
2.95%, 03/15/30 (Call 12/15/29)	10	10,892
3.25%, 10/01/49 (Call 04/01/49)	117	128,691
3.50%, 03/15/29 (Call 12/15/28)	293	329,971
3.65%, 04/15/45 (Call 10/15/44)	10	11,575
3.90%, 09/15/42 (Call 03/15/42)	427	503,903
4.00%, 04/01/48 (Call 10/01/47)	95	115,978
5.30%, 08/01/37	5	6,562
8.45%, 03/15/39	10	17,302
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	467	442,216
3.30%, 12/01/49 (Call 06/01/49)	249	274,630
3.45%, 09/01/22 (Call 06/01/22)	5	5,128
4.00%, 01/15/43 (Call 07/15/42)	165	197,154
4.45%, 02/15/44 (Call 08/15/43)	535	679,487
4.60%, 12/01/48 (Call 06/01/48)	215	285,129
6.35%, 11/30/37	178	262,710
8.88%, 11/15/38	557	1,011,334
Series A, 2.88%, 07/15/29 (Call 04/15/29)	80	87,172
Series A, 3.10%, 05/15/25 (Call 02/15/25)	155	166,709
Series A, 3.15%, 01/15/26 (Call 10/15/25)	380	415,625
Series A, 3.50%, 03/15/27 (Call 12/15/26)	244	272,621
Series A, 3.80%, 04/01/28 (Call 01/01/28)	445	508,644
Series A, 6.00%, 05/15/37	81	114,969
Series B, 2.95%, 11/15/26 (Call 08/15/26)	219	238,198
Series B, 3.80%, 09/15/47 (Call 03/15/47)	261	307,108
Series B, 4.20%, 05/15/45 (Call 11/15/44)	80	98,066
Series B, 6.00%, 01/15/36.	225	320,717
Series C, 2.75%, 03/15/23 (Call 12/15/22)	130	134,337
Series C, 4.00%, 11/15/46 (Call 05/15/46)	180	216,317
Series D, 4.65%, 08/15/43 (Call 02/15/43)	35	45,371
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	407	432,580
3.70%, 01/30/27 (Call 11/30/26)(b)	567	608,051
4.30%, 07/15/29 (Call 04/15/29)(b)	197	215,674
4.38%, 05/01/29 (Call 05/01/24)(b)	635	651,377
5.00%, 07/31/27 (Call 07/31/22)(b)	650	671,632
5.50%, 09/01/26 (Call 09/01/21)(b)	425	437,873
5.63%, 02/15/27 (Call 02/15/22)(b)	625	648,919
WEC Energy Group Inc.
0.55%, 09/15/23	75	75,122
0.80%, 03/15/24 (Call 02/15/24)	100	100,517
1.38%, 10/15/27 (Call 08/15/27)	240	238,207
3.55%, 06/15/25 (Call 03/15/25)	202	221,202
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	245	249,109
2.05%, 12/15/24 (Call 11/15/24)	130	135,911

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 10/15/48 (Call 04/15/48)	$102	$130,256
5.63%, 05/15/33	115	154,274
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	22	24,127
3.05%, 10/15/27 (Call 07/15/27)	120	131,245
3.65%, 04/01/50 (Call 10/01/49)	435	505,918
6.38%, 08/15/37	150	219,270
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	380	416,313
3.67%, 12/01/42	115	134,241
4.75%, 11/01/44 (Call 05/01/44)	60	78,864
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	200	200,226
2.60%, 12/01/29 (Call 06/01/29)	280	296,299
3.30%, 06/01/25 (Call 12/01/24)	284	306,995
3.35%, 12/01/26 (Call 06/01/26)	321	352,708
3.40%, 06/01/30 (Call 12/01/29)	548	610,987
3.50%, 12/01/49 (Call 06/01/49)	318	353,934
4.00%, 06/15/28 (Call 12/15/27)	170	195,371
		364,287,701
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	50	50,137
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	683	678,007
1.80%, 10/15/27 (Call 08/15/27)	506	522,688
1.95%, 10/15/30 (Call 07/15/30)	70	71,629
2.63%, 02/15/23 (Call 11/15/22)	70	72,112
2.75%, 10/15/50 (Call 04/15/50)	164	167,198
3.15%, 06/01/25 (Call 03/01/25)	100	108,527
5.25%, 11/15/39	30	41,321
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	395	396,845
4.75%, 06/15/28 (Call 07/01/23)(b)	420	432,033
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	250	261,250
Schneider Electric SE, 2.95%, 09/27/22(b)	325	334,448
SYNNEX Corp.
1.75%, 08/09/26(b)	900	899,190
2.38%, 08/09/28(b)	900	902,403
2.65%, 08/09/31(b)	900	896,319
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	676	728,329
7.25%, 06/15/28 (Call 06/15/23)(b)	724	806,594
		7,369,030
Electronics — 0.2%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(d)	800	823,480
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	115	115,833
2.30%, 03/12/31 (Call 12/12/30)	495	504,841
2.75%, 09/15/29 (Call 06/15/29)	443	470,767
3.05%, 09/22/26 (Call 06/22/26)	535	579,517
3.88%, 07/15/23 (Call 04/15/23)	687	727,540
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	305	337,080
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	276	293,584
3.55%, 10/01/27 (Call 07/01/27)	166	182,218
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	172	179,188

Security	Par (000)	Value

Electronics (continued)
2.80%, 02/15/30 (Call 11/15/29)	$510	$545,690
3.20%, 04/01/24 (Call 02/01/24)	470	499,018
4.35%, 06/01/29 (Call 03/01/29)	129	152,580
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	507	539,255
3.88%, 01/12/28 (Call 10/12/27)	268	300,219
4.00%, 04/01/25 (Call 01/01/25)	237	258,437
4.50%, 03/01/23 (Call 12/01/22)	275	288,791
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	190	195,160
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	405	411,334
4.63%, 04/15/26 (Call 01/15/26)	52	58,873
4.88%, 12/01/22	465	490,807
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	195	209,615
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	400	456,700
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	290	318,226
4.75%, 06/15/25 (Call 03/15/25)	132	147,462
4.88%, 06/15/29 (Call 03/15/29)	371	430,490
4.88%, 05/12/30 (Call 02/12/30)	353	412,639
5.00%, 02/15/23	253	269,177
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	688	751,186
4.30%, 06/15/46 (Call 12/15/45)	372	451,954
Foxconn Far East Ltd.
1.63%, 10/28/25(d)	800	811,472
2.50%, 10/28/30(d)	400	407,656
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	653	653,072
1.35%, 06/01/25 (Call 05/01/25)	428	437,835
1.95%, 06/01/30 (Call 03/01/30)	590	607,529
2.15%, 08/08/22 (Call 07/08/22)	631	642,535
2.30%, 08/15/24 (Call 07/15/24)	302	317,641
2.50%, 11/01/26 (Call 08/01/26)	928	994,667
2.70%, 08/15/29 (Call 05/15/29)	235	255,379
2.80%, 06/01/50 (Call 12/01/49)	506	536,502
3.35%, 12/01/23	5	5,338
3.81%, 11/21/47 (Call 05/21/47)	501	613,970
5.70%, 03/15/36	169	236,328
5.70%, 03/15/37	22	31,076
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	120	133,020
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	925	955,146
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	100	104,509
5.45%, 12/15/24 (Call 09/15/24)	249	287,149
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	430	435,448
3.00%, 01/15/31 (Call 10/15/30)	686	709,537
3.60%, 01/15/30 (Call 10/15/29)	272	295,498
3.95%, 01/12/28 (Call 10/12/27)	267	298,023
4.70%, 09/15/22	240	251,153
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	653	703,967
4.55%, 10/30/24 (Call 07/30/24)	116	129,018
4.60%, 04/06/27 (Call 01/06/27)	588	689,453
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)	475	488,395
4.88%, 10/15/23(b)	275	294,349

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
5.00%, 10/01/25(b)	$350	$390,558
5.63%, 11/01/24(b)	325	362,203
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	345	347,587
4.38%, 02/15/30 (Call 11/15/29)(b)	225	240,739
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	380	403,055
4.75%, 12/01/24 (Call 09/01/24)	342	381,176
4.90%, 06/15/28 (Call 03/15/28)	76	90,410
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	225	226,379
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	305	332,996
3.45%, 08/01/24 (Call 05/01/24)	25	26,803
7.13%, 10/01/37	170	263,563
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(b)	638	641,311
2.40%, 04/01/28 (Call 02/01/28)(b)	484	486,057
2.95%, 04/01/31 (Call 01/01/31)(b)	443	450,518
		28,370,681
Energy - Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	400	434,696
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	200	207,776
Contemporary Ruiding Development Ltd., 2.63%, 09/17/30 (Call 06/17/30)(d)	200	203,048
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	400	401,988
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	300	298,824
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(b)	120	124,859
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(d)	600	610,560
5.95%, 07/29/26 (Call 07/29/22)(d)	200	212,154
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(b)	600	652,224
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 01/02/22)(d)	200	156,556
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(b)	275	286,723
SK Battery America Inc.
1.63%, 01/26/24(d)	200	200,424
2.13%, 01/26/26(d)	600	597,450
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(b)	215	221,590
4.75%, 01/15/30 (Call 01/15/25)(b)	330	347,411
5.00%, 01/31/28 (Call 07/31/27)(b)	330	356,661
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	382	446,426
		5,759,370
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	492	547,552
Aeropuerto Internacional de Tocumen SA
5.63%, 05/18/36 (Call 05/18/35)(d)	200	227,944
6.00%, 11/18/48 (Call 11/18/47)(d)	592	689,372
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	200	204,574
Bioceanico Sovereign Certificate Ltd.,0.00%06/05/34(d)(h)	331	248,764

Security	Par (000)	Value

Engineering & Construction (continued)
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/22)(b)	$410	$417,646
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	260	271,583
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(d)(g)	200	201,798
3.65%, (Call 11/21/26)(a)(d)(g)	600	603,864
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	200	203,610
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(d)(g)	200	204,478
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(d)	200	214,716
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/22(d)	200	204,598
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	200	196,316
6.45%, 06/04/29(d)	600	582,252
Dianjian International Finance Ltd., 4.60%, (Call 03/13/23)(a)(d)(g)	200	206,884
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	245	248,915
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(e)	238	248,753
4.25%, 09/15/28 (Call 06/15/28)	299	308,939
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(b)	225	230,648
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	160	164,867
Hongkong International Qingdao Co. Ltd., 3.90%, 11/11/22(d)	1,000	1,014,920
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(d)	450	466,200
8.00%, 09/18/27 (Call 09/18/22)(d)	600	644,580
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	400	428,992
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	280	295,075
Mexico City Airport Trust
3.88%, 04/30/28(d)	200	211,552
4.25%, 10/31/26 (Call 07/31/26)(d)	400	433,572
5.50%, 10/31/46(d)	200	201,880
5.50%, 07/31/47 (Call 01/31/47)(d)	1,000	1,011,680
Michael Baker International LLC, 8.75%, 03/01/23 (Call 12/01/21)	150	151,229
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	40	41,214
9.75%, 07/15/28 (Call 07/15/23)(b)	150	168,041
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26)(a)(d)(g)	400	400,372
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	400	441,688
Sepco Virgin Ltd., 3.55%, (Call 10/25/24)(a)(d)(g)	400	407,176
Shuifa International Holdings BVI Co. Ltd., 4.30%, 05/08/23(d)	200	197,392
State Agency of Roads of Ukraine, 6.25%, 06/24/28(b)	400	396,000
Sydney Airport Finance Co. Pty Ltd.
3.63%, 04/28/26 (Call 01/28/26)(b)	15	16,302
3.90%, 03/22/23(b)	710	745,060
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	210	210,067
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/22)(b)(e)	275	283,940
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	150	154,097

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	$210	$217,335
Yongda Investment Ltd., 2.25%, 06/16/25(d)	200	203,012
		15,169,449
Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	250	264,882
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	50	49,939
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(b)(e)	190	202,293
10.50%, 04/24/26 (Call 06/15/22)(b)(e)	152	161,020
Bally's Corp., 6.75%, 06/01/27 (Call 06/01/22)(b)	270	291,956
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(b)	200	206,610
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	225	233,109
Buena Vista Gaming Authority, 13.00%, 04/01/23 (Call 04/01/22)(b)	30	32,277
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(b)	1,600	1,688,000
8.13%, 07/01/27 (Call 07/01/23)(b)	870	957,992
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(b)	810	816,140
5.75%, 07/01/25 (Call 07/01/22)(b)	400	420,188
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)	50	52,615
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	145	147,542
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp., 5.38%, 06/01/24 (Call 06/01/22)	175	176,475
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	250	255,192
5.50%, 05/01/25 (Call 05/01/22)(b)	495	514,048
6.50%, 10/01/28 (Call 10/01/23)	175	188,955
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	315	327,357
5.50%, 04/01/27 (Call 04/01/22)(b)	315	327,786
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	355	333,750
5.88%, 03/15/26 (Call 03/15/23)(b)	175	171,948
8.75%, 05/01/25 (Call 05/01/22)(b)	125	134,005
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/22)(b)	200	203,620
Downstream Development Authority of the Quapaw
Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/22)(b)	50	52,225
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	190	194,332
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/22)(b)	125	125,075
Genm Capital Labuan Ltd.
3.88%, 04/19/31 (Call 01/19/31)(b)	400	402,380
3.88%, 04/19/31 (Call 01/19/31)(d)	600	603,570
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(b)	150	159,311
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	400	416,516
5.25%, 01/15/29 (Call 01/15/24)(b)	400	427,000
6.25%, 01/15/27 (Call 07/15/26)(b)	400	454,084
6.50%, 02/15/25 (Call 08/15/24)(b)	400	446,412
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/22)(b)	60	62,476

Security	Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(b)	$485	$496,499
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	285	285,732
4.75%, 10/15/27 (Call 10/15/22)(b)	445	454,803
4.88%, 11/01/24 (Call 11/01/21)(b)	315	320,245
5.63%, 03/15/26 (Call 03/15/22)(b)	175	182,231
6.50%, 05/15/27 (Call 05/15/23)(b)	569	630,025
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	200	208,152
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp., 4.88%, 05/01/29 (Call 05/01/24)(b)	355	357,826
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(b)(e)	250	261,035
8.00%, 02/01/26 (Call 02/01/23)(b)	540	562,129
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)	200	201,928
Peninsula Pacific Entertainment LLC/Peninsula Pacific
Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	400	433,924
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(b)	200	197,130
5.63%, 01/15/27 (Call 01/15/22)(b)	275	284,787
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	50	52,564
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(b)	45	45,675
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(d)	200	209,610
4.63%, 04/06/31 (Call 01/06/31)(b)	200	210,122
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(b)	605	621,637
7.00%, 05/15/28 (Call 05/15/23)(b)	330	356,119
7.25%, 11/15/29 (Call 11/15/24)(b)	225	252,281
8.25%, 03/15/26 (Call 03/15/22)(b)	485	515,710
8.63%, 07/01/25 (Call 07/01/22)(b)	270	291,673
SeaWorld Parks & Entertainment Inc.
8.75%, 05/01/25 (Call 05/01/22)(b)	100	107,558
9.50%, 08/01/25 (Call 02/01/22)(b)	211	227,994
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(b)	435	438,436
5.50%, 04/15/27 (Call 04/15/22)(b)	240	247,140
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	320	341,610
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(b)	45	45,947
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	100	106,252
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	390	377,602
3.88%, 07/15/30 (Call 07/15/25)(b)	245	251,696
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	365	379,538
7.75%, 04/15/25 (Call 04/15/22)(b)	300	319,521
		21,776,211
Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(b)	155	162,787
5.13%, 07/15/29 (Call 07/15/24)(b)	50	54,651
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	185	199,047

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
5.88%, 07/01/25 (Call 07/01/22)	$100	$103,599
6.00%, 01/01/27 (Call 01/01/22)	285	296,047
FS Luxembourg Sarl, 10.00%, 12/15/25(d)	600	670,416
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	380	381,265
3.75%, 08/01/25 (Call 08/01/22)(b)	390	401,251
4.00%, 08/01/28 (Call 08/01/23)(b)	240	237,319
4.25%, 06/01/25 (Call 06/01/22)(b)	150	155,703
4.75%, 06/15/29 (Call 06/15/24)(b)	350	361,833
5.13%, 12/15/26 (Call 12/15/22)(b)	275	288,643
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(b)	275	285,978
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	330	330,502
5.88%, 06/30/29 (Call 06/30/24)(b)	505	510,722
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	458	455,179
1.45%, 02/15/31 (Call 11/15/30)	815	783,794
1.75%, 02/15/32 (Call 11/15/31)	340	331,367
2.30%, 03/01/30 (Call 12/01/29)	189	195,120
2.50%, 08/15/24 (Call 07/15/24)	870	915,144
2.90%, 07/01/26 (Call 04/01/26)	513	553,327
3.05%, 03/01/50 (Call 09/01/49)	263	277,207
3.20%, 03/15/25 (Call 12/15/24)	260	280,540
3.38%, 11/15/27 (Call 08/15/27)	294	325,964
3.95%, 05/15/28 (Call 02/15/28)	370	424,460
4.75%, 05/15/23 (Call 02/15/23)	235	250,583
5.70%, 05/15/41 (Call 11/15/40)	25	35,432
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	245	248,180
5.38%, 07/15/24 (Call 06/07/22)(b)	200	205,510
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	189	216,840
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	207	217,892
3.50%, 05/01/29 (Call 02/01/29)	1,337	1,492,333
4.25%, 12/01/28 (Call 09/01/28)	290	341,118
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	231	229,831
1.15%, 03/15/28 (Call 01/15/28)	1,103	1,081,756
1.50%, 03/15/31 (Call 12/15/30)	160	154,706
2.00%, 06/01/29 (Call 04/01/29)	158	161,977
2.40%, 05/15/23 (Call 03/15/23)	570	589,084
2.50%, 11/15/50 (Call 05/15/50)	163	156,845
2.90%, 09/15/22 (Call 06/15/22)	235	240,257
2.95%, 06/01/41 (Call 12/01/40)	555	584,998
3.15%, 11/15/27 (Call 08/15/27)	358	395,243
4.15%, 07/15/49 (Call 01/15/49)	334	420,643
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/22)(b)	180	183,332
		16,188,425
Food — 0.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	67	90,865
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	375	383,940
3.50%, 02/15/23 (Call 12/15/22)(b)	300	307,659
3.50%, 03/15/29 (Call 09/15/23)(b)	595	600,849
4.63%, 01/15/27 (Call 01/15/22)(b)	640	676,518
4.88%, 02/15/30 (Call 02/15/25)(b)	500	541,025
5.75%, 03/15/25 (Call 09/15/21)(e)	134	136,775
5.88%, 02/15/28 (Call 08/15/22)(b)	364	389,535
7.50%, 03/15/26 (Call 03/15/22)(b)	289	314,946

Security	Par (000)	Value

Food (continued)
Almarai Sukuk Ltd., 4.31%, 03/05/24(d)	$200	$215,576
Arcor SAIC, 6.00%, 07/06/23(d)	300	297,408
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/22)	425	436,551
5.25%, 09/15/27 (Call 03/01/22)	230	239,458
Blossom Joy Ltd.
2.20%, 10/21/30 (Call 07/21/30)(d)	400	395,876
3.10%, (Call 07/21/25)(a)(d)(g)	200	204,764
BRF SA, 5.75%, 09/21/50 (Call 03/21/50)(d)	1,020	1,036,840
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	175	174,323
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	190	194,359
2.50%, 08/02/22	120	122,520
3.13%, 04/24/50 (Call 10/24/49)	318	316,814
3.30%, 03/19/25 (Call 12/19/24)	100	108,114
3.65%, 03/15/23 (Call 02/15/23)	380	398,464
3.95%, 03/15/25 (Call 01/15/25)	236	260,518
4.15%, 03/15/28 (Call 12/15/27)	365	418,702
4.80%, 03/15/48 (Call 09/15/47)	445	565,947
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(d)	400	439,116
5.15%, 02/12/25 (Call 11/12/24)(d)	400	442,888
6.63%, 02/12/45 (Call 08/12/44)(d)	200	257,644
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(d)	200	202,420
2.50%, 06/17/30 (Call 03/17/30)(d)	600	610,338
3.00%, 07/18/24(d)	400	419,380
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(b)	220	230,074
7.50%, 04/15/25 (Call 04/15/22)(b)	145	150,981
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	255	263,716
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	550	567,121
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	210	206,630
3.20%, 01/25/23 (Call 10/25/22)	222	229,528
4.30%, 05/01/24 (Call 04/01/24)	566	620,262
4.60%, 11/01/25 (Call 09/01/25)	355	404,327
4.85%, 11/01/28 (Call 08/01/28)	720	864,979
5.30%, 11/01/38 (Call 05/01/38)	481	622,707
5.40%, 11/01/48 (Call 05/01/48)	604	826,749
7.00%, 10/01/28	57	76,114
8.25%, 09/15/30	170	253,730
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	238	248,070
2.95%, 11/02/26 (Call 08/02/26)(b)	270	291,387
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	240	273,701
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/22)(b)	50	50,993
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(b)	200	206,010
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	769	783,157
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/22)(b)	100	102,983
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	680	696,871
2.88%, 04/15/30 (Call 01/15/30)	693	746,825
3.00%, 02/01/51 (Call 08/01/50)(b)	743	767,534

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.20%, 02/10/27 (Call 11/10/26)	$317	$348,586
3.65%, 02/15/24 (Call 11/15/23)	293	313,158
3.70%, 10/17/23 (Call 09/17/23)	818	873,297
4.00%, 04/17/25 (Call 02/17/25)	179	198,586
4.15%, 02/15/43 (Call 08/15/42)	6	7,249
4.20%, 04/17/28 (Call 01/17/28)	1,122	1,300,634
5.40%, 06/15/40	185	253,641
Grupo Bimbo SAB de CV
3.88%, 06/27/24(d)	600	648,552
4.00%, 09/06/49(d)	400	441,496
4.70%, 11/10/47 (Call 05/10/47)(d)	400	483,788
4.88%, 06/27/44(d)	200	244,776
5.95%, (Call 04/17/23)(a)(d)(e)(g)	400	420,556
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	265	267,088
2.05%, 11/15/24 (Call 10/15/24)	500	523,790
2.30%, 08/15/26 (Call 05/15/26)	748	798,251
2.45%, 11/15/29 (Call 08/15/29)	209	223,833
2.65%, 06/01/50 (Call 12/01/49)	35	35,441
3.13%, 11/15/49 (Call 05/15/49)	160	175,254
3.20%, 08/21/25 (Call 05/21/25)	10	10,916
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26 (Call 06/01/22)(b)	154	160,625
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	309	314,253
1.80%, 06/11/30 (Call 03/11/30)	425	429,029
3.05%, 06/03/51 (Call 12/03/50)	406	436,316
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(d)	400	414,120
4.75%, 06/09/51 (Call 12/09/50)(d)	400	422,152
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	160	160,899
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	452	483,400
3.20%, 10/01/26 (Call 07/01/26)	307	335,072
3.90%, 06/01/50 (Call 12/01/49)	25	28,941
JBS USA Food Co.
5.75%, 01/15/28 (Call 07/30/22)(b)	600	634,260
7.00%, 01/15/26 (Call 01/15/22)(b)	450	476,329
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)	400	439,000
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(b)	615	630,074
5.50%, 01/15/30 (Call 01/15/25)(b)	185	206,771
6.50%, 04/15/29 (Call 04/15/24)(b)	371	417,397
JGSH Philippines Ltd., 4.13%, 07/09/30(d)	900	968,031
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	30	31,206
3.38%, 12/15/27 (Call 09/15/27)	1,049	1,161,285
3.50%, 03/15/25	1,093	1,193,009
3.55%, 03/15/50 (Call 09/15/49)	75	84,130
4.25%, 03/15/35	245	294,377
4.38%, 03/15/45	59	72,309
KeHE Distributors LLC/KeHE Finance Corp., 8.63%,10/15/26 (Call 10/15/22)(b)	81	87,667
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	790	802,988
2.65%, 12/01/23	352	369,171
3.25%, 04/01/26	122	133,777
3.40%, 11/15/27 (Call 08/15/27)	305	339,007

Security	Par (000)	Value

Food (continued)
4.30%, 05/15/28 (Call 02/15/28)	$275	$321,775
4.50%, 04/01/46	215	271,081
Series B, 7.45%, 04/01/31	582	852,869
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(b)	25	25,860
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	165	230,068
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,299	1,381,512
3.75%, 04/01/30 (Call 01/01/30)	510	562,402
3.88%, 05/15/27 (Call 02/15/27)	630	697,504
4.25%, 03/01/31 (Call 12/01/30)	790	910,183
4.38%, 06/01/46 (Call 12/01/45)	1,421	1,634,420
4.63%, 01/30/29 (Call 10/30/28)	545	630,957
4.63%, 10/01/39 (Call 04/01/39)	275	325,839
4.88%, 10/01/49 (Call 04/01/49)	705	877,119
5.00%, 07/15/35 (Call 01/15/35)	785	972,120
5.00%, 06/04/42	835	1,045,412
5.20%, 07/15/45 (Call 01/15/45)	900	1,140,309
5.50%, 06/01/50 (Call 12/01/49)	395	528,257
6.38%, 07/15/28	190	237,004
6.50%, 02/09/40	415	596,865
6.75%, 03/15/32	250	341,700
6.88%, 01/26/39	400	586,636
7.13%, 08/01/39(b)	435	650,882
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	645	626,160
2.20%, 05/01/30 (Call 02/01/30)	295	301,036
2.65%, 10/15/26 (Call 07/15/26)	576	614,592
2.80%, 08/01/22 (Call 07/01/22)	40	40,904
3.50%, 02/01/26 (Call 11/01/25)	395	436,337
3.70%, 08/01/27 (Call 05/01/27)	282	317,236
3.85%, 08/01/23 (Call 05/01/23)	146	154,693
3.88%, 10/15/46 (Call 04/15/46)	115	129,876
3.95%, 01/15/50 (Call 07/15/49)	287	333,362
4.45%, 02/01/47 (Call 08/01/46)	347	422,931
4.50%, 01/15/29 (Call 10/15/28)	234	279,637
4.65%, 01/15/48 (Call 07/15/47)	413	517,225
5.00%, 04/15/42 (Call 10/15/41)	175	226,937
5.15%, 08/01/43 (Call 02/01/43)	306	405,260
5.40%, 07/15/40 (Call 01/15/40)	415	556,328
5.40%, 01/15/49 (Call 07/15/48)	255	355,911
6.90%, 04/15/38	39	58,375
7.50%, 04/01/31	30	43,510
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	400	411,024
4.88%, 11/01/26 (Call 11/01/21)(b)	177	182,558
4.88%, 05/15/28 (Call 11/15/27)(b)	240	266,846
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)	100	115,226
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(b)	800	776,992
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	477	471,491
2.38%, 07/16/40 (Call 01/16/40)(b)	585	575,734
2.45%, 07/16/50 (Call 01/16/50)(b)	650	620,314
2.70%, 04/01/25 (Call 03/01/25)(b)	351	374,047
3.20%, 04/01/30 (Call 01/01/30)(b)	51	56,765
3.60%, 04/01/34 (Call 01/01/34)(b)	272	315,414
3.88%, 04/01/39 (Call 10/01/38)(b)	145	173,796
3.95%, 04/01/44 (Call 10/01/43)(b)	45	53,780
3.95%, 04/01/49 (Call 10/01/48)(b)	150	184,649

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
4.13%, 04/01/54 (Call 10/01/53)(b)	$255	$326,280
4.20%, 04/01/59 (Call 10/01/58)(b)	259	336,415
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	310	307,269
1.85%, 02/15/31 (Call 11/15/30)	422	415,818
2.70%, 08/15/22 (Call 07/15/22)	329	336,468
3.15%, 08/15/24 (Call 06/15/24)	915	978,153
3.40%, 08/15/27 (Call 05/15/27)	828	922,516
4.20%, 08/15/47 (Call 02/15/47)	160	196,915
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(b)	1,200	1,181,868
Mondelez International Holdings Netherlands BV
2.13%, 09/19/22(b)	172	175,462
2.25%, 09/19/24 (Call 08/19/24)(b)	440	460,376
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	301	307,306
1.50%, 02/04/31 (Call 11/04/30)	640	617,472
1.88%, 10/15/32 (Call 07/15/32)	683	674,449
2.63%, 09/04/50 (Call 03/04/50)	268	257,200
2.75%, 04/13/30 (Call 01/13/30)	923	986,382
3.63%, 02/13/26 (Call 12/13/25)	365	405,314
4.13%, 05/07/28 (Call 02/07/28)	80	94,284
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(d)	600	642,144
Nestle Holdings Inc.
0.38%, 01/15/24(b)	190	189,559
0.63%, 01/15/26 (Call 12/15/25)(b)	455	450,573
2.38%, 11/17/22(d)	23	23,608
3.35%, 09/24/23 (Call 08/24/23)(b)	390	414,098
3.63%, 09/24/28 (Call 06/24/28)(b)	50	57,218
3.90%, 09/24/38 (Call 03/24/38)(b)	550	665,791
4.00%, 09/24/48 (Call 03/24/48)(b)	930	1,161,905
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)(e)	480	488,266
5.50%, 10/15/27 (Call 10/15/22)(b)	505	526,351
6.88%, 05/01/25 (Call 05/01/22)(b)	110	117,041
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(b)	473	503,428
5.88%, 09/30/27 (Call 09/30/22)(b)	535	572,027
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	875	885,185
4.63%, 04/15/30 (Call 04/15/25)(b)	790	804,907
5.50%, 12/15/29 (Call 12/15/24)(b)	355	380,294
5.63%, 01/15/28 (Call 12/01/22)(b)	465	490,570
5.75%, 03/01/27 (Call 03/01/22)(b)	644	671,054
Safeway Inc., 7.25%, 02/01/31	135	159,300
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(b)	165	173,903
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	600	659,196
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(d)	200	228,820
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	400	404,360
Smithfield Foods Inc.
3.00%, 10/15/30 (Call 07/15/30)(b)	238	243,986
4.25%, 02/01/27 (Call 11/01/26)(b)	170	187,600
5.20%, 04/01/29 (Call 01/01/29)(b)	634	747,068
	Par
Security	(000)	Value

Food (continued)
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	$20	$20,805
3.25%, 07/15/27 (Call 04/15/27)	703	770,671
3.30%, 07/15/26 (Call 04/15/26)	695	761,421
3.30%, 02/15/50 (Call 08/15/49)	45	46,540
3.55%, 03/15/25 (Call 01/15/25)	115	125,326
3.75%, 10/01/25 (Call 07/01/25)	304	335,564
4.45%, 03/15/48 (Call 09/15/47)	270	327,872
4.50%, 04/01/46 (Call 10/01/45)	535	650,854
4.85%, 10/01/45 (Call 04/01/45)	290	368,138
5.38%, 09/21/35	225	296,694
5.65%, 04/01/25 (Call 03/01/25)	145	168,045
5.95%, 04/01/30 (Call 01/01/30)	625	811,325
6.60%, 04/01/50 (Call 10/01/49)	397	633,076
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	275	275,201
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	729	814,687
3.90%, 09/28/23 (Call 08/28/23)	407	435,905
3.95%, 08/15/24 (Call 05/15/24)	1,134	1,234,144
4.00%, 03/01/26 (Call 01/01/26)	390	437,646
4.35%, 03/01/29 (Call 12/01/28)	298	350,084
4.55%, 06/02/47 (Call 12/02/46)	517	646,167
4.88%, 08/15/34 (Call 02/15/34)	294	371,110
5.10%, 09/28/48 (Call 03/28/48)	614	827,598
5.15%, 08/15/44 (Call 02/15/44)	180	237,409
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(b)	410	418,065
6.25%, 04/15/25 (Call 04/15/22)(b)	409	431,438
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	200	216,654
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	240	259,176
		98,098,602
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/22)(b)	300	307,872
5.00%, 02/01/28 (Call 02/01/23)(b)	568	590,686
6.38%, 05/01/25 (Call 05/01/22)(b)	660	695,864
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	150	154,343
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)	165	160,099
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	180	185,821
10.50%, 05/15/29 (Call 05/15/24)(b)	330	355,869
		2,450,554
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	322	346,581
4.25%, 04/30/29 (Call 01/30/29)(d)	400	437,548
4.50%, 08/01/24 (Call 05/01/24)	260	279,250
5.15%, 01/29/50 (Call 07/29/49)(d)	450	529,533
5.50%, 11/02/47 (Call 05/02/47)	165	199,581
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	190	192,041
5.38%, 02/01/25(b)	75	80,112
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	60	64,572
5.50%, 01/17/27	1,004	1,160,132

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper (continued)
Georgia-Pacific LLC
0.63%, 05/15/24(b)	$725	$726,660
0.95%, 05/15/26 (Call 04/15/26)(b)	612	608,071
1.75%, 09/30/25 (Call 08/30/25)(b)	586	605,520
2.10%, 04/30/27 (Call 02/28/27)(b)	292	304,635
2.30%, 04/30/30 (Call 01/30/30)(b)	100	103,983
3.60%, 03/01/25 (Call 12/01/24)(b)	15	16,372
3.73%, 07/15/23 (Call 04/15/23)(b)	935	987,332
7.75%, 11/15/29	60	87,413
8.00%, 01/15/24	247	291,628
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	339	378,876
4.35%, 08/15/48 (Call 02/15/48)	398	505,532
4.40%, 08/15/47 (Call 02/15/47)	295	374,523
4.80%, 06/15/44 (Call 12/15/43)	425	554,429
5.00%, 09/15/35 (Call 03/15/35)	491	630,292
5.15%, 05/15/46 (Call 11/15/45)	452	616,325
6.00%, 11/15/41 (Call 05/15/41)	254	368,783
7.30%, 11/15/39	340	541,756
Inversiones CMPC SA
3.85%, 01/13/30 (Call 10/13/29)(d)	600	642,984
4.38%, 04/04/27(d)	200	223,110
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(d)	400	419,736
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	420	428,249
5.50%, 01/15/26 (Call 01/15/22)	125	127,996
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)(e)	170	175,800
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(b)	175	185,101
SpA Holdings 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(b)	200	201,530
Stora Enso OYJ, 7.25%, 04/15/36(b)	400	555,808
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	400	396,864
3.75%, 01/15/31 (Call 10/15/30)	15	15,644
5.00%, 01/15/30 (Call 10/15/29)	1,043	1,180,728
5.75%, 07/14/26(d)	200	233,870
6.00%, 01/15/29 (Call 10/15/28)	615	732,969
7.00%, 03/16/47 (Call 09/16/46)(d)	400	537,084
		17,048,953

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	325	358,293
5.63%, 05/20/24 (Call 03/20/24)	325	355,261
5.75%, 05/20/27 (Call 02/20/27)	200	225,298
5.88%, 08/20/26 (Call 05/20/26)	420	470,572
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24) (b)	649	715,354
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	475	460,797
2.63%, 09/15/29 (Call 06/15/29)	120	127,697
3.00%, 06/15/27 (Call 03/15/27)	25	27,304
3.38%, 09/15/49 (Call 03/15/49)	438	487,516
4.13%, 10/15/44 (Call 04/15/44)	160	194,106
4.13%, 03/15/49 (Call 09/15/48)	255	316,172
4.15%, 01/15/43 (Call 07/15/42)	95	114,065
4.30%, 10/01/48 (Call 04/01/48)	648	818,437
5.50%, 06/15/41 (Call 12/15/40)	178	245,149
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29) (b)	460	491,064
	Par
Security	(000)	Value

Gas (continued)
3.15%, 08/01/27 (Call 05/01/27)(b)	$385	$416,085
4.49%, 02/15/42(b)	224	269,580
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	25	27,115
3.87%, 03/04/29 (Call 12/04/28)(b)	250	279,865
4.27%, 03/15/48 (Call 09/15/47)(b)	450	526,054
4.49%, 03/04/49 (Call 09/04/48)(b)	481	582,106
4.50%, 03/10/46 (Call 09/10/45)(b)	208	249,361
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	655	641,749
3.55%, 04/01/23 (Call 03/01/23)	423	443,731
4.00%, 04/01/28 (Call 01/01/28)	320	364,432
4.10%, 09/01/47 (Call 03/01/47)	396	472,456
5.85%, 01/15/41 (Call 07/15/40)	25	35,243
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	360	363,668
2.00%, 06/15/30 (Call 03/15/30)(b)	260	261,633
3.00%, 06/15/50 (Call 12/15/49)(b)	190	196,055
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	190	201,195
3.60%, 12/15/24 (Call 09/15/24)	109	117,966
Series A, 2.50%, 11/15/24 (Call 10/15/24)	362	379,662
ENN Clean Energy International Investment Ltd.
3.38%, 05/12/26 (Call 05/12/24)(b)	800	816,744
3.38%, 05/12/26 (Call 05/12/24)(d)	200	204,186
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(d)	600	608,058
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	330	349,133
5.82%, 04/01/41(b)	240	333,334
Korea Gas Corp.
2.88%, 07/16/29(d)	700	760,256
3.50%, 07/21/25(d)	625	685,944
3.50%, 07/02/26(d)	200	223,012
3.88%, 02/12/24(d)	400	432,788
Nakilat Inc., 6.07%, 12/31/33(b)	292	360,923
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	350	360,111
3.75%, 03/01/23 (Call 12/01/22)	160	166,362
3.95%, 09/15/27 (Call 06/15/27)	397	432,496
4.75%, 09/01/28 (Call 06/01/28)	180	205,463
5.20%, 07/15/25 (Call 04/15/25)	50	56,521
5.50%, 01/15/26 (Call 12/15/25)	321	373,705
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	952	947,012
1.70%, 02/15/31 (Call 11/15/30)	550	530,018
2.95%, 09/01/29 (Call 06/01/29)	575	616,883
3.49%, 05/15/27 (Call 02/15/27)	632	702,955
3.60%, 05/01/30 (Call 02/01/30)	635	712,000
3.95%, 03/30/48 (Call 09/30/47)	168	196,083
4.38%, 05/15/47 (Call 11/15/46)	697	855,965
4.80%, 02/15/44 (Call 08/15/43)	435	558,383
5.25%, 02/15/43 (Call 08/15/42)	95	127,338
5.65%, 02/01/45 (Call 08/01/44)	330	464,815
5.95%, 06/15/41 (Call 12/15/40)	326	467,171
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/11/21)	50	50,012
2.00%, 05/15/30 (Call 02/15/30)	60	60,394
3.61%, 02/01/24 (Call 11/01/23)	273	290,308
4.50%, 11/01/48 (Call 05/01/48)	350	435,795

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
4.66%, 02/01/44 (Call 08/01/43)	$220	$276,984
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	400	441,892
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	300	309,075
3.35%, 06/01/50 (Call 12/01/49)	207	220,676
3.50%, 06/01/29 (Call 03/01/29)	426	473,716
3.64%, 11/01/46 (Call 05/01/46)	164	181,805
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(d)	400	399,432
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/22)(b)	100	102,134
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26(d)	200	217,702
3.30%, 04/09/23(d)	200	208,392
3.50%, 07/07/27(d)	200	221,220
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	15	16,079
3.20%, 06/15/25 (Call 03/15/25)	150	162,363
3.75%, 09/15/42 (Call 03/15/42)	248	283,479
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	390	417,464
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	240	295,668
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	98	124,664
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	418	509,743
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	80	84,103
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	195	202,632
3.25%, 06/15/26 (Call 03/15/26)	43	46,819
3.95%, 10/01/46 (Call 04/01/46)	240	274,200
4.40%, 06/01/43 (Call 12/01/42)	605	735,595
4.40%, 05/30/47 (Call 11/30/46)	417	505,200
5.88%, 03/15/41 (Call 09/15/40)	174	246,831
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	565	550,350
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	202	206,147
3.70%, 04/01/28 (Call 01/01/28)	200	224,910
3.80%, 09/29/46 (Call 03/29/46)	95	105,033
4.15%, 06/01/49 (Call 12/01/48)	223	263,983
Talent Yield International Ltd., 2.00%, 05/06/26 (Call 04/06/26)(d)	400	407,196
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	218	251,448
Series K, 3.80%, 09/15/46 (Call 03/15/46)	142	165,224
		33,751,368
Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc.,
9.00%, 02/15/23 (Call 08/30/21)(b)	75	75,242
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	115	117,788
4.63%, 06/15/28 (Call 03/15/28)	193	221,288
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	100	108,333
4.10%, 03/01/48 (Call 09/01/47)	470	588,619
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	157	164,974
2.75%, 11/15/50 (Call 05/15/50)	305	304,350
3.40%, 03/01/26 (Call 01/01/26)	691	762,408
4.00%, 03/15/60 (Call 03/15/25)(a)	567	608,363
4.25%, 11/15/28 (Call 08/15/28)	270	320,012
4.85%, 11/15/48 (Call 05/15/48)	280	384,356
5.20%, 09/01/40	171	230,987
	Par
Security	(000)	Value

Hand & Machine Tools (continued)
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/22)(b)	$138	$143,819
		4,030,539
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,055	1,046,834
1.40%, 06/30/30 (Call 03/30/30)	233	229,055
2.95%, 03/15/25 (Call 12/15/24)	247	265,720
3.40%, 11/30/23 (Call 09/30/23)	400	426,084
3.75%, 11/30/26 (Call 08/30/26)	1,323	1,504,965
3.88%, 09/15/25 (Call 06/15/25)	395	440,978
4.75%, 11/30/36 (Call 05/30/36)	223	292,407
4.75%, 04/15/43 (Call 10/15/42)	345	465,895
4.90%, 11/30/46 (Call 05/30/46)	1,445	2,025,009
5.30%, 05/27/40	270	382,576
6.00%, 04/01/39	580	863,574
6.15%, 11/30/37	390	585,577
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	210	218,201
3.00%, 09/23/29 (Call 06/23/29)(b)	1,020	1,091,706
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	745	784,239
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	820	810,718
2.60%, 08/15/26 (Call 05/15/26)	855	913,602
3.50%, 08/15/46 (Call 02/15/46)	180	203,630
3.95%, 04/01/30 (Call 01/01/30)	170	198,002
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	880	925,628
3.45%, 03/01/24 (Call 02/01/24)	637	680,660
3.75%, 03/01/26 (Call 01/01/26)	530	591,146
3.85%, 05/15/25	401	443,927
4.00%, 03/01/28 (Call 12/01/27)	50	57,734
4.00%, 03/01/29 (Call 12/01/28)	339	390,908
4.55%, 03/01/39 (Call 09/01/38)	499	620,736
4.70%, 03/01/49 (Call 09/01/48)	467	611,298
7.00%, 11/15/35	55	78,865
7.38%, 01/15/40	285	459,790
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	502	493,561
3.35%, 09/15/25 (Call 06/15/25)	63	69,188
4.38%, 09/15/45 (Call 03/15/45)	222	284,209
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	55	59,628
DH Europe Finance II Sarl
2.05%, 11/15/22	189	193,300
2.20%, 11/15/24 (Call 10/15/24)	390	407,835
2.60%, 11/15/29 (Call 08/15/29)	462	490,390
3.25%, 11/15/39 (Call 05/15/39)	1,190	1,305,882
3.40%, 11/15/49 (Call 05/15/49)	405	455,005
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	850	994,007
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	50	52,268
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	225	235,285
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	465	469,562
4.63%, 02/01/28 (Call 02/01/23)(b)	75	79,409

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$475	$643,273
6.88%, 03/11/38	60	92,657
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	628	696,659
Medtronic Inc.
3.50%, 03/15/25	723	794,967
4.38%, 03/15/35	951	1,206,743
4.63%, 03/15/45	630	844,068
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	307	334,596
7.38%, 06/01/25 (Call 06/01/22)(b)	157	167,999
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	1,080	1,179,652
3.63%, 03/15/51 (Call 09/15/50)	150	165,363
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,060	1,053,025
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	762	790,522
3.75%, 03/15/51 (Call 09/15/50)	550	607,728
Stryker Corp.
0.60%, 12/01/23 (Call 12/01/21)	100	100,031
1.15%, 06/15/25 (Call 05/15/25)	270	272,627
1.95%, 06/15/30 (Call 03/15/30)	787	793,760
2.90%, 06/15/50 (Call 12/15/49)	21	21,668
3.38%, 05/15/24 (Call 02/15/24)	328	351,646
3.38%, 11/01/25 (Call 08/01/25)	1,051	1,150,971
3.50%, 03/15/26 (Call 12/15/25)	897	991,499
3.65%, 03/07/28 (Call 12/07/27)	233	264,271
4.10%, 04/01/43 (Call 10/01/42)	319	382,440
4.38%, 05/15/44 (Call 11/15/43)	262	329,706
4.63%, 03/15/46 (Call 09/15/45)	450	595,233
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	315	328,425
4.63%, 11/15/27 (Call 11/15/22)	300	317,235
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	1,233	1,312,627
2.95%, 09/19/26 (Call 06/19/26)	693	753,180
3.20%, 08/15/27 (Call 05/15/27)	390	430,197
3.65%, 12/15/25 (Call 09/09/25)	329	363,621
4.10%, 08/15/47 (Call 02/15/47)	25	31,165
4.13%, 03/25/25 (Call 02/25/25)	568	630,435
4.50%, 03/25/30 (Call 12/25/29)	1,142	1,379,068
5.30%, 02/01/44 (Call 08/01/43)	145	205,826
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	90	100,920
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	35	37,873
3.55%, 04/01/25 (Call 01/01/25)	932	1,013,345
3.55%, 03/20/30 (Call 12/20/29)	370	412,121
3.70%, 03/19/23 (Call 02/19/23)	240	251,803
4.45%, 08/15/45 (Call 02/15/45)	190	230,734
5.75%, 11/30/39	135	185,791
		45,014,463
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	190	199,671
5.50%, 07/01/28 (Call 07/01/23)(b)	305	326,295
	Par
Security	(000)	Value

Health Care - Services (continued)
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	$65	$69,564
3.63%, 03/01/49 (Call 09/01/48)	166	188,032
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	123	139,944
3.83%, 08/15/28 (Call 05/15/28)	122	139,812
4.27%, 08/15/48 (Call 02/15/48)	495	639,347
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	119	126,808
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	929	952,002
2.80%, 06/15/23 (Call 04/15/23)	455	472,936
3.50%, 11/15/24 (Call 08/15/24)	546	589,735
3.88%, 08/15/47 (Call 02/15/47)	739	846,318
4.13%, 11/15/42 (Call 05/15/42)	270	316,904
4.50%, 05/15/42 (Call 11/15/41)	270	331,363
4.75%, 03/15/44 (Call 09/15/43)	468	593,691
6.63%, 06/15/36	348	514,156
6.75%, 12/15/37	110	164,916
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	150	151,710
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	190	192,829
Air Methods Corp., 8.00%, 05/15/25 (Call 05/15/22)(b)	175	164,437
Akumin Inc., 7.00%, 11/01/25 (Call 10/23/22)(b)	245	251,740
Allina Health System, Series 2019, 3.89%, 04/15/49	526	624,378
Anthem Inc.
0.45%, 03/15/23	64	64,097
1.50%, 03/15/26 (Call 02/15/26)	810	825,325
2.25%, 05/15/30 (Call 02/15/30)	261	268,154
2.38%, 01/15/25 (Call 12/15/24)	926	972,198
2.55%, 03/15/31 (Call 12/15/30)	525	550,552
2.88%, 09/15/29 (Call 06/15/29)	358	385,727
2.95%, 12/01/22 (Call 11/01/22)	155	160,112
3.13%, 05/15/50 (Call 11/15/49)	631	661,786
3.30%, 01/15/23	898	935,860
3.35%, 12/01/24 (Call 10/01/24)	839	906,120
3.50%, 08/15/24 (Call 05/15/24)	565	609,121
3.60%, 03/15/51 (Call 09/15/50)	755	855,151
3.65%, 12/01/27 (Call 09/01/27)	674	759,618
3.70%, 09/15/49 (Call 03/15/49)	335	382,748
4.10%, 03/01/28 (Call 12/01/27)	615	709,021
4.38%, 12/01/47 (Call 06/01/47)	556	695,367
4.55%, 03/01/48 (Call 09/01/47)	507	649,553
4.63%, 05/15/42	570	722,475
4.65%, 01/15/43	350	446,075
4.65%, 08/15/44 (Call 02/15/44)	530	676,476
5.10%, 01/15/44	235	315,828
5.95%, 12/15/34	28	39,224
6.38%, 06/15/37	135	194,246
Ascension Health
3.95%, 11/15/46	865	1,082,565
4.85%, 11/15/53	365	525,998
Series B, 2.53%, 11/15/29 (Call 08/15/29)	47	50,230
Series B, 3.11%, 11/15/39 (Call 05/15/39)	71	77,629
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	145	146,079
2.34%, 01/01/30 (Call 10/01/29)	175	181,911
2.91%, 01/01/51 (Call 07/01/50)	490	506,974
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	250	273,842

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	$476	$593,615
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	450	556,389
4.19%, 11/15/45 (Call 05/15/45)	51	64,594
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	378	390,202
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	25	27,840
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	300	304,254
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	240	235,267
5.00%, 07/15/27 (Call 07/15/22)(b)	240	251,825
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	200	211,176
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	835	845,529
2.50%, 03/01/31 (Call 12/01/30)	998	998,968
2.63%, 08/01/31	275	275,269
3.00%, 10/15/30 (Call 07/15/30)	1,015	1,055,813
3.38%, 02/15/30 (Call 02/15/25)	965	1,008,348
4.25%, 12/15/27 (Call 12/15/22)	1,214	1,279,240
4.63%, 12/15/29 (Call 12/15/24)	1,705	1,869,873
5.38%, 06/01/26 (Call 06/01/22)(b)	825	859,287
5.38%, 08/15/26 (Call 08/15/21)(b)	445	463,739
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	250	256,287
4.00%, 03/15/31 (Call 03/15/26)(b)	200	210,782
4.25%, 05/01/28 (Call 05/01/23)(b)	255	266,536
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	119	114,358
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	45	58,720
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	130	127,902
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	80	101,404
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	170	171,056
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	150	153,999
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	96	111,716
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	565	573,611
5.63%, 03/15/27 (Call 12/15/23)(b)	905	958,485
6.00%, 01/15/29 (Call 01/15/24)(b)	410	436,281
6.13%, 04/01/30 (Call 04/01/25)(b)	800	810,992
6.63%, 02/15/25 (Call 02/15/22)(b)	650	681,934
6.88%, 04/01/28 (Call 04/01/23)(b)	365	361,186
6.88%, 04/15/29 (Call 04/15/24)(b)	860	905,305
8.00%, 03/15/26 (Call 03/15/22)(b)	1,225	1,312,930
8.00%, 12/15/27 (Call 12/15/22)(b)	334	369,464
City of Hope
Series 2013, 5.62%, 11/15/43.	20	29,008
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	345	441,866
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	163	165,437
2.76%, 10/01/24 (Call 07/01/24)	91	95,869
2.78%, 10/01/30 (Call 04/01/30)	233	246,628
2.95%, 11/01/22	22	22,647
	Par
Security	(000)	Value

Health Care - Services (continued)
3.35%, 10/01/29 (Call 04/01/29)	$237	$260,160
3.82%, 10/01/49 (Call 04/01/49)	440	502,920
3.91%, 10/01/50 (Call 04/01/50)	90	101,739
4.19%, 10/01/49 (Call 04/01/49)	642	757,509
4.35%, 11/01/42	293	350,325
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	195	201,661
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	274	303,014
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	125	151,227
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	745	724,512
4.63%, 06/01/30 (Call 06/01/25)(b)	1,356	1,401,046
Dignity Health
3.13%, 11/01/22	25	25,809
5.27%, 11/01/64	413	589,363
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	300	369,684
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	355	369,200
4.63%, 04/01/31 (Call 03/30/26)	175	190,090
4.75%, 02/01/30 (Call 02/01/25)	380	406,915
5.75%, 09/15/25 (Call 09/15/21)	75	76,912
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	295	298,956
2.38%, 02/16/31 (Call 11/16/30)(b)	970	963,414
3.00%, 12/01/31 (Call 09/01/31)(b)	200	208,724
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	270	280,244
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	333	414,778
4.50%, 07/01/57 (Call 01/01/57)	620	828,215
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	95	96,176
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	192	196,898
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/22)(b)	50	52,015
Hartford HealthCare Corp., 3.45%, 07/01/54	233	245,927
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,315	1,328,321
3.50%, 09/01/30 (Call 03/01/30)	1,230	1,331,635
3.50%, 07/15/51 (Call 01/15/51)	375	386,824
4.13%, 06/15/29 (Call 03/15/29)	1,209	1,380,013
4.50%, 02/15/27 (Call 08/15/26)	710	810,309
4.75%, 05/01/23	1,331	1,424,782
5.00%, 03/15/24	1,003	1,109,890
5.13%, 06/15/39 (Call 12/15/38)	589	750,881
5.25%, 04/15/25	600	688,374
5.25%, 06/15/26 (Call 12/15/25)	1,011	1,178,149
5.25%, 06/15/49 (Call 12/15/48)	562	737,108
5.38%, 02/01/25	1,286	1,455,945
5.38%, 09/01/26 (Call 03/01/26)	495	575,235
5.50%, 06/15/47 (Call 12/15/46)	787	1,050,433
5.63%, 09/01/28 (Call 03/01/28)	710	853,668
5.88%, 05/01/23	675	730,836
5.88%, 02/15/26 (Call 08/15/25)	725	844,850
5.88%, 02/01/29 (Call 08/01/28)	485	593,291
7.50%, 11/06/33	138	196,437
7.50%, 11/15/95	125	189,390
7.69%, 06/15/25	100	122,023

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	$35	$35,763
2.20%, 06/01/30 (Call 03/01/30)(b)	411	420,371
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	520	524,519
2.55%, 05/10/31 (Call 02/10/31)(b)	528	543,565
Humana Inc.
1.35%, 02/03/27	695	696,842
2.15%, 02/03/32	425	427,116
2.90%, 12/15/22 (Call 11/15/22)	340	350,832
3.13%, 08/15/29 (Call 05/15/29)	233	253,658
3.15%, 12/01/22 (Call 09/01/22)	553	569,413
3.85%, 10/01/24 (Call 07/01/24)	545	592,448
3.95%, 03/15/27 (Call 12/15/26)	826	932,794
3.95%, 08/15/49 (Call 02/15/49)	265	309,960
4.50%, 04/01/25 (Call 03/01/25)	623	699,411
4.63%, 12/01/42 (Call 06/01/42)	375	470,081
4.80%, 03/15/47 (Call 09/14/46)	267	344,296
4.88%, 04/01/30 (Call 01/01/30)	455	555,309
4.95%, 10/01/44 (Call 04/01/44)	425	560,214
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	145	186,348
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	717	895,347
Indigo Merger Sub Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	200	204,232
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	455	523,650
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	350	403,518
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(b)	400	412,016
5.00%, 05/15/27 (Call 05/15/22)(b)	400	417,192
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	128	154,707
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	60	66,386
4.15%, 05/01/47 (Call 11/01/46)	825	1,050,332
4.88%, 04/01/42	143	195,573
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	592	658,523
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	402	421,208
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	336	356,113
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	115	116,650
2.30%, 12/01/24 (Call 11/01/24)	765	800,106
2.70%, 06/01/31 (Call 03/01/31)	220	229,324
2.95%, 12/01/29 (Call 09/01/29)	851	907,796
3.25%, 09/01/24 (Call 07/01/24)	320	342,538
3.60%, 02/01/25 (Call 11/01/24)	872	943,312
3.60%, 09/01/27 (Call 06/01/27)	208	232,457
4.70%, 02/01/45 (Call 08/01/44)	523	652,035
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(b)	240	240,629
6.75%, 04/15/25 (Call 04/15/22)(b)	290	306,385
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	200	199,160
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	175	194,301
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	113	135,167
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	255	275,084
	Par
Security	(000)	Value

Health Care - Services (continued)
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	$620	$705,814
Mayo Clinic
3.77%, 11/15/43	330	395,251
Series 2013, 4.00%, 11/15/47	150	190,084
Series 2016, 4.13%, 11/15/52	50	65,353
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	319	356,565
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	100	128,059
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	500	527,505
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	280	317,142
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	270	302,678
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	277	360,751
5.00%, 07/01/42	135	187,426
Series 2015, 4.20%, 07/01/55	233	307,709
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	62	65,319
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	100	117,309
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	305	306,470
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	330	368,775
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(b)	255	272,006
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	300	317,718
4.38%, 06/15/28 (Call 06/15/23)(b)	645	674,418
5.38%, 11/15/22 (Call 08/15/22)	350	364,371
Montefiore Obligated Group
4.29%, 09/01/50	172	185,853
Series 18-C, 5.25%, 11/01/48	222	272,447
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	123	138,605
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	205	230,361
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	363	388,690
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	355	361,837
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	10	9,694
2.61%, 08/01/60 (Call 02/01/60)	295	283,085
4.02%, 08/01/45	270	341,628
4.06%, 08/01/56	265	340,578
Series 2019, 3.95%, 08/01/19 (Call 02/01/19)	292	362,495
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	50	57,663
3.98%, 11/01/46 (Call 11/01/45)	430	499,479
4.26%, 11/01/47 (Call 11/01/46)	482	585,664
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	210	202,618
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	300	322,035
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	415	452,184
4.09%, 10/01/48 (Call 04/01/48)	300	371,052
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	330	457,073
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	75	76,284
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/15/22)(b)	370	397,854

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	$86	$91,320
Series A, 3.93%, 10/01/48 (Call 04/01/48)	275	329,758
Series I, 3.74%, 10/01/47.	615	720,737
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	535	569,326
2.95%, 06/30/30 (Call 03/30/30)	370	398,142
3.45%, 06/01/26 (Call 03/01/26)	302	333,317
3.50%, 03/30/25 (Call 12/30/24)	166	180,679
4.20%, 06/30/29 (Call 03/30/29)	685	800,854
4.25%, 04/01/24 (Call 01/01/24)	70	76,061
4.70%, 03/30/45 (Call 09/30/44)	240	300,451
Quorum Health Corp., 11.63%, 04/15/23(i)	50	0	(j)
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)	360	390,820
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	100	108,499
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(d)	200	203,818
4.95%, 01/17/28 (Call 10/17/27)(d)	800	849,200
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	475	505,124
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(b)	455	482,687
2.63%, 05/15/26 (Call 02/15/26)(b)	685	736,882
3.00%, 11/10/25 (Call 08/10/25)(b)	5	5,431
3.63%, 09/17/28 (Call 06/17/28)(b)	200	228,988
4.00%, 11/28/44 (Call 05/28/44)(b)	15	18,971
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	355	366,172
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	420	483,445
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	175	200,396
3.95%, 07/01/46 (Call 07/01/45)	235	284,216
Seattle Children’s Hospital, series 2021, 2.72%, 10/01/50 (Call 10/01/49)	100	100,971
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	582	616,123
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	90	89,191
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	70	73,705
Series A, 3.82%, 06/01/27 (Call 03/01/27)	345	391,465
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	150	159,492
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	318	384,707
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	13	14,615
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	181	195,080
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/22)(b)	50	50,878
10.00%, 04/15/27 (Call 04/15/22)(b)	295	321,373
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	64	72,493
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	624	770,365
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	66	66,995
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	159	164,199
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	300	322,794
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	459	501,802
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	315	313,983
	Par
Security	(000)	Value

Health Care - Services (continued)
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	$665	$677,615
4.63%, 07/15/24 (Call 07/15/22)	880	892,056
4.63%, 09/01/24 (Call 09/01/21)(b)	395	404,259
4.63%, 06/15/28 (Call 06/15/23)(b)	300	310,074
4.88%, 01/01/26 (Call 03/01/22)(b)	1,010	1,044,805
5.13%, 11/01/27 (Call 11/01/22)(b)	755	792,259
6.13%, 10/01/28 (Call 10/01/23)(b)	1,270	1,352,372
6.25%, 02/01/27 (Call 02/01/22)(b)	705	734,673
6.75%, 06/15/23	911	989,665
6.88%, 11/15/31	130	148,850
7.50%, 04/01/25 (Call 04/01/22)(b)	380	408,614
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	194	181,425
4.33%, 11/15/55	145	196,579
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	39	47,243
6.02%, 11/15/48	461	578,103
Series B, 5.33%, 11/15/28	117	137,331
Tower Health, 4.45%, 02/01/50 (Call 08/01/49)	100	89,618
Trinity Health Corp.
4.13%, 12/01/45	273	344,985
Series 2019, 3.43%, 12/01/48	337	378,326
series 2021, 2.63%, 12/01/40 (Call 06/01/40)	72	72,926
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	125	129,985
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	970	978,711
1.25%, 01/15/26	368	373,870
2.00%, 05/15/30	890	912,250
2.30%, 05/15/31 (Call 02/15/31)	989	1,030,172
2.38%, 10/15/22	500	512,665
2.38%, 08/15/24	600	632,316
2.75%, 02/15/23 (Call 11/15/22)	326	336,513
2.75%, 05/15/40 (Call 11/15/39)	490	507,802
2.88%, 03/15/23	486	506,446
2.88%, 08/15/29	284	310,514
2.90%, 05/15/50 (Call 11/15/49)	360	373,522
2.95%, 10/15/27	275	303,385
3.05%, 05/15/41 (Call 11/15/40)	1,030	1,105,252
3.10%, 03/15/26	1,165	1,276,980
3.13%, 05/15/60 (Call 11/15/59)	547	583,830
3.25%, 05/15/51 (Call 11/15/50)	446	491,059
3.38%, 04/15/27	535	598,355
3.45%, 01/15/27	315	352,683
3.50%, 06/15/23	924	978,350
3.50%, 02/15/24	864	929,932
3.50%, 08/15/39 (Call 02/15/39)	740	843,119
3.70%, 12/15/25	446	499,034
3.70%, 08/15/49 (Call 02/15/49)	615	723,129
3.75%, 07/15/25	991	1,105,133
3.75%, 10/15/47 (Call 04/15/47)	498	587,082
3.85%, 06/15/28	625	723,237
3.88%, 12/15/28	670	779,344
3.88%, 08/15/59 (Call 02/15/59)	602	738,281
3.95%, 10/15/42 (Call 04/15/42)	341	412,576
4.20%, 01/15/47 (Call 07/15/46)	557	695,732
4.25%, 03/15/43 (Call 09/15/42)	421	528,048
4.25%, 04/15/47 (Call 10/15/46)	899	1,137,909
4.25%, 06/15/48 (Call 12/15/47)	464	589,289

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
4.38%, 03/15/42 (Call 09/15/41)	$130	$164,212
4.45%, 12/15/48 (Call 06/15/48)	142	186,310
4.63%, 07/15/35	885	1,139,110
4.63%, 11/15/41 (Call 05/15/41)	108	139,920
4.75%, 07/15/45	664	892,980
5.80%, 03/15/36	458	657,628
5.95%, 02/15/41 (Call 08/15/40)	190	281,968
6.50%, 06/15/37	255	388,046
6.63%, 11/15/37	198	306,597
6.88%, 02/15/38	757	1,192,752
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(b)	1,053	1,073,228
5.00%, 06/01/26 (Call 06/01/22)(b)	80	82,021
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(b)	175	189,751
West Virginia United Health System Obligated Group, series 2020, 3.13%, 06/01/50 (Call 12/01/49)	20	20,621
Willis-Knighton Medical Center Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	564	744,762
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	185	188,313
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	89	85,325
		157,860,043
Holding Companies - Diversified — 0.3%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(d)	400	434,896
6.88%, 03/25/44 (Call 09/25/43)(d)	200	267,144
Amipeace Ltd.
1.50%, 10/22/25(d)	600	600,942
2.25%, 10/22/30(d)	1,000	997,970
2.50%, 12/05/24(d)	600	628,776
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	872	879,124
2.88%, 06/15/28 (Call 04/15/28)	845	871,389
3.25%, 07/15/25 (Call 06/15/25)	1,074	1,139,890
3.50%, 02/10/23 (Call 01/10/23)	575	596,062
3.88%, 01/15/26 (Call 12/15/25)	377	407,643
4.20%, 06/10/24 (Call 05/10/24)	541	583,068
4.25%, 03/01/25 (Call 01/01/25)	446	484,097
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	212	218,701
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	1,000	1,073,690
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	500	493,870
2.75%, 09/16/26 (Call 08/16/26)	335	343,335
3.63%, 01/15/26 (Call 12/15/25)	608	647,733
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(a)(b)(g)	100	101,873
CK Hutchison International 17 II Ltd.
2.75%, 03/29/23(b)	500	518,270
3.25%, 09/29/27(b)	258	283,645
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,090	1,151,530
3.38%, 09/06/49 (Call 03/06/49)(b)	300	329,919
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	646	687,376
3.63%, 04/11/29 (Call 01/11/29)(b)	817	913,921
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(b)	475	493,131
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Fairfax India Holdings Corp., 5.00%, 02/26/28 (Call 12/26/27)(d)	$400	$400,564
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	208	215,650
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	700	698,467
3.40%, 01/15/26 (Call 12/15/25)	200	208,902
4.13%, 02/01/25 (Call 01/01/25)	339	361,042
4.63%, 07/15/24 (Call 06/15/24)	155	167,098
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	780	811,910
3.75%, 02/10/25 (Call 01/10/25)	325	348,862
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	800	792,424
3.38%, 04/15/24 (Call 03/15/24)	29	30,462
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	600	649,398
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	400	396,260
Hainan State Farms International HK Co. Ltd., 3.00%, 02/03/24(d)	400	403,664
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(b)	155	157,855
Huarong Finance 2017 Co. Ltd.
1.46%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(d)	200	149,074
4.00%, (Call 11/07/22)(a)(d)(g)	200	135,026
4.25%, 11/07/27(d)	430	288,216
4.75%, 04/27/27(d)	400	268,284
Huarong Finance 2019 Co. Ltd.
2.13%, 09/30/23 (Call 08/30/23)(d)	800	597,440
3.25%, 11/13/24 (Call 10/13/24)(d)	200	144,082
3.38%, 02/24/30 (Call 11/24/29)(d)	1,200	759,780
3.63%, 09/30/30 (Call 06/30/30)(d)	400	257,128
3.75%, 05/29/24(d)	400	289,624
3.88%, 11/13/29 (Call 08/13/29)(d)	200	130,052
4.50%, 05/29/29(d)	500	321,865
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	200	136,140
4.88%, 11/22/26(d)	200	136,050
5.00%, 11/19/25(d)	400	280,104
5.50%, 01/16/25(d)	400	292,052
Huatong International Investment Holdings Co. Ltd., 2.98%, 03/04/24(d)	400	392,716
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	207,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	355	359,519
4.75%, 09/15/24 (Call 06/15/24)	575	599,662
5.25%, 05/15/27 (Call 11/15/26)	670	704,780
6.25%, 05/15/26 (Call 05/15/22)	590	620,822
6.38%, 12/15/25 (Call 12/15/21)	350	361,015
6.75%, 02/01/24 (Call 02/01/22)	250	255,190
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	200	203,386
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	500	499,375
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(d)	600	620,682
6.50%, 03/11/25 (Call 12/11/24)(d)	200	216,550
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	665	688,767
5.20%, 05/01/24	370	402,837

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
MDGH-GMTN BV
2.50%, 11/07/24 (Call 10/07/24)(d)	$400	$420,140
2.50%, 05/21/26 (Call 04/21/26)(d)	600	629,190
2.75%, 05/11/23(d)	200	208,034
2.88%, 11/07/29 (Call 08/07/29)(d)	650	684,645
2.88%, 05/21/30 (Call 02/21/30)(d)	800	842,608
3.00%, 04/19/24(d)	600	637,596
3.70%, 11/07/49 (Call 05/07/49)(d)	800	880,768
3.75%, 04/19/29(d)	600	671,028
3.95%, 05/21/50 (Call 11/21/49)(d)	600	690,852
4.50%, 11/07/28(d)	600	700,872
Mumtalakat Sukuk Holding Co.
4.10%, 01/21/27(d)	400	404,704
5.63%, 02/27/24(d)	200	212,104
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	885	893,576
3.50%, 02/25/25 (Call 01/25/25)	385	405,882
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	210	212,888
2.88%, 06/11/28 (Call 04/11/28)	145	146,565
3.40%, 07/15/26 (Call 06/15/26)	817	859,026
3.75%, 07/22/25 (Call 06/22/25)	470	500,150
4.00%, 03/30/25 (Call 02/28/25)	269	287,284
4.25%, 01/15/26 (Call 12/15/25)	520	562,770
5.25%, 04/15/24 (Call 03/15/24)	254	278,315
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	500	499,145
4.75%, 12/15/25 (Call 11/15/25)(b)	564	625,019
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	380	384,640
3.71%, 01/22/26 (Call 12/22/25)	460	477,512
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70 (Call 01/16/70)(d)(e)	400	404,280
4.50%, 10/25/42(d)	400	456,736
Rongshi International Finance Ltd., 3.63%, 05/04/27(d)	400	437,052
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	175	178,171
3.88%, 11/01/24 (Call 10/01/24)	105	112,161
Stena AB, 7.00%, 02/01/24(b)	200	209,220
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(b)	315	326,227
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/28/29)(d)	200	212,274
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24(d)	600	633,342
4.50%, 10/09/23(d)	250	269,573
Temasek Financial I Ltd.
2.25%, 04/06/51 (Call 10/06/50)(b)	600	566,664
2.38%, 01/23/23(b)	500	514,590
2.50%, 10/06/70 (Call 04/06/70)(b)	750	723,600
3.63%, 08/01/28 (Call 05/01/28)(b)	350	400,715
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	200	208,352
		49,876,045
Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/22)(b)(e)	120	125,774
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	190	190,448
6.63%, 01/15/28 (Call 01/15/23)(b)	50	53,278
	Par
Security	(000)	Value

Home Builders (continued)
6.75%, 08/01/25 (Call 08/01/21)(b)	$35	$36,181
9.88%, 04/01/27 (Call 04/01/22)(b)	40	44,518
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	175	181,972
6.75%, 03/15/25 (Call 03/15/22)(e)	62	64,142
7.25%, 10/15/29 (Call 10/15/24)	175	192,159
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	215	215,505
5.00%, 06/15/29 (Call 06/15/24)(b)	200	203,168
6.25%, 09/15/27 (Call 09/15/22)(b)	237	250,646
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/22)	120	123,913
6.75%, 06/01/27 (Call 06/01/22)	300	320,316
DR Horton Inc.
1.30%, 10/15/26	965	966,110
1.40%, 10/15/27 (Call 08/15/27)	95	94,163
2.50%, 10/15/24 (Call 09/15/24)	275	288,601
2.60%, 10/15/25 (Call 09/15/25)	376	397,906
4.38%, 09/15/22 (Call 06/15/22)	30	30,999
4.75%, 02/15/23 (Call 11/15/22)	145	152,639
5.75%, 08/15/23 (Call 05/15/23)	118	128,568
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	275	290,620
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	170	172,349
5.00%, 03/01/28 (Call 03/01/23)(b)	170	177,074
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(b)	265	277,720
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/22)(b)	5	5,400
KB Home
4.00%, 06/15/31 (Call 12/15/30)	200	207,948
4.80%, 11/15/29 (Call 05/15/29)	155	169,296
6.88%, 06/15/27 (Call 12/15/26)	180	215,827
7.50%, 09/15/22	150	160,320
7.63%, 05/15/23 (Call 11/15/22)	155	167,109
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	362	394,153
4.75%, 11/15/22 (Call 08/15/22)	110	114,717
4.75%, 05/30/25 (Call 02/28/25)	170	191,092
4.75%, 11/29/27 (Call 05/29/27)	1,262	1,472,767
4.88%, 12/15/23 (Call 09/15/23)	130	141,206
5.00%, 06/15/27 (Call 12/15/26)	250	292,452
5.25%, 06/01/26 (Call 12/01/25)	270	313,610
5.88%, 11/15/24 (Call 05/15/24)	160	181,506
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	125	126,295
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	235	246,940
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	205	211,833
5.25%, 12/15/27 (Call 12/15/22)(b)	250	260,597
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	191	188,246
3.85%, 01/15/30 (Call 07/15/29)	283	308,054
6.00%, 01/15/43 (Call 10/15/42)	607	801,726
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	205	216,445
5.13%, 06/06/27 (Call 12/06/26)	250	281,087
6.00%, 06/01/25 (Call 03/01/25)	185	210,160

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Home Builders (continued)
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	$180	$191,425
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	85	90,905
3.95%, 09/15/22 (Call 06/15/22)	163	168,045
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	174	184,435
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	1,099	1,289,600
5.50%, 03/01/26 (Call 12/01/25)	745	872,648
6.00%, 02/15/35	523	697,488
6.38%, 05/15/33	320	432,022
7.88%, 06/15/32	188	275,926
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)	180	184,943
4.75%, 04/01/29 (Call 04/01/24)(b)	185	190,254
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	50	52,637
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	235	255,527
5.75%, 01/15/28 (Call 10/15/27)(b)	215	242,883
5.88%, 06/15/27 (Call 03/15/27)(b)	200	226,760
6.63%, 07/15/27 (Call 07/15/22)(b)	150	160,194
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	150	162,063
5.88%, 04/15/23 (Call 01/15/23)(b)	200	212,280
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(e)	200	216,232
4.35%, 02/15/28 (Call 11/15/27)	150	166,550
4.38%, 04/15/23 (Call 01/15/23)	185	193,281
4.88%, 11/15/25 (Call 08/15/25)	150	168,033
4.88%, 03/15/27 (Call 12/15/26)	225	255,469
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24.	220	243,793
TRI Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	123	133,726
5.70%, 06/15/28 (Call 12/15/27)	210	232,470
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	255	263,535
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	100	107,737
		19,728,416
Home Furnishings — 0.0%
Arcelik AS, 5.00%, 04/03/23(d)	600	623,070
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	193	212,427
4.40%, 03/15/29 (Call 12/15/28)	191	222,408
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(b)	5	5,090
2.68%, 07/19/24 (Call 06/19/24)(b)	200	210,206
3.11%, 07/19/29 (Call 04/19/29)(b)	300	325,995
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	380	390,568
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	415	434,090
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(d)(g)	200	204,134
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	415	425,375
	Par
Security	(000)	Value

Home Furnishings (continued)
3.70%, 05/01/25	$385	$423,080
4.00%, 03/01/24	15	16,286
4.50%, 06/01/46 (Call 12/01/45)	280	344,313
4.60%, 05/15/50 (Call 11/15/49)	185	236,214
4.75%, 02/26/29 (Call 11/26/28)	453	541,734
		4,614,990
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	275	274,849
Avery Dennison Corp.
2.65%, 04/30/30 (Call 01/30/30)	365	382,531
4.88%, 12/06/28 (Call 09/06/28)	205	247,449
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	202	208,351
4.13%, 04/30/31 (Call 04/30/26)(b)	195	199,233
5.13%, 02/01/28 (Call 01/01/23)	200	212,060
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	270	275,179
2.88%, 10/01/22	200	205,850
3.15%, 08/01/27 (Call 05/01/27)	245	269,113
3.95%, 08/01/47 (Call 02/01/47)	104	124,843
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	65	65,002
3.10%, 10/01/27 (Call 07/01/27)	839	919,242
3.50%, 12/15/24 (Call 09/15/24)	258	280,399
3.90%, 05/15/28 (Call 02/15/28)	100	115,181
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	225	223,000
2.75%, 02/15/26	372	403,869
2.88%, 02/07/50 (Call 08/07/49)	353	373,633
3.05%, 08/15/25	200	217,728
3.10%, 03/26/30 (Call 12/26/29)	615	688,130
3.20%, 04/25/29 (Call 01/25/29)	668	749,135
3.20%, 07/30/46 (Call 01/30/46)	230	255,495
3.90%, 05/04/47 (Call 11/04/46)	305	376,041
3.95%, 11/01/28 (Call 08/01/28)	302	353,409
5.30%, 03/01/41	60	83,881
6.63%, 08/01/37	57	89,939
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	295	299,490
7.00%, 12/31/27 (Call 12/31/23)(b)	255	249,989
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	781	824,705
3.00%, 06/26/27 (Call 03/26/27)(b)	205	223,456
3.63%, 09/21/23 (Call 06/21/23)(b)	200	211,816
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(b)	460	618,944
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	260	260,133
5.00%, 10/01/29 (Call 10/01/24)(b)	170	180,523
5.50%, 07/15/30 (Call 07/15/25)(b)	150	163,057
5.75%, 07/15/25 (Call 07/15/22)	106	108,850
		10,734,505
Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/22)(b)	25	26,094
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(b)	205	218,372

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Housewares (continued)
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	$100	$106,399
4.35%, 04/01/23 (Call 02/01/23)	527	551,437
4.70%, 04/01/26 (Call 01/01/26)	930	1,036,113
4.88%, 06/01/25 (Call 05/01/25)	265	293,975
5.88%, 04/01/36 (Call 10/01/35)	215	272,594
6.00%, 04/01/46 (Call 10/01/45)	325	422,727
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	255	256,862
4.50%, 10/15/29 (Call 10/15/24)	255	265,807
5.25%, 12/15/26 (Call 12/15/21)	200	208,070
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	200	223,428
		3,881,878
Insurance — 1.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	21	31,804
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	320	311,706
6.00%, 08/01/29 (Call 08/01/24)(b)	195	195,027
7.00%, 11/15/25 (Call 11/15/21)(b)	415	421,922
10.13%, 08/01/26 (Call 08/01/22)(b)	190	213,503
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	225	260,557
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	277	301,118
3.25%, 03/17/25	149	162,249
3.60%, 04/01/30 (Call 01/01/30)	325	371,306
3.63%, 11/15/24	1,001	1,097,917
4.00%, 10/15/46 (Call 04/15/46)	162	193,420
4.75%, 01/15/49 (Call 07/15/48)	425	573,002
AIA Group Ltd.
3.13%, 03/13/23(d)	800	830,440
3.20%, 09/16/40 (Call 03/16/40)(b)	1,580	1,645,222
3.38%, 04/07/30 (Call 01/07/30)(b)	641	713,420
3.60%, 04/09/29 (Call 01/09/29)(b)	627	704,497
3.90%, 04/06/28 (Call 01/06/28)(b)	713	809,775
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	236	341,442
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	25	32,472
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	375	372,435
6.75%, 10/15/27 (Call 10/15/22)(b)	630	658,470
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	209	230,609
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)	425	413,172
3.15%, 06/15/23	65	68,401
3.28%, 12/15/26 (Call 09/15/26)	356	395,815
3.85%, 08/10/49 (Call 02/10/49)	405	492,391
4.20%, 12/15/46 (Call 06/15/46)	380	478,257
4.50%, 06/15/43	333	430,496
5.35%, 06/01/33	38	50,110
5.55%, 05/09/35	192	266,484
5.95%, 04/01/36	50	71,396
6.50%, 05/15/67 (Call 05/15/37)(a)	59	79,028
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	475	515,375
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	326	372,699
	Par
Security	(000)	Value

Insurance (continued)
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	$103	$112,976
4.50%, 06/15/47 (Call 12/15/46)	599	740,999
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	345	364,423
3.40%, 06/30/30 (Call 03/30/30)	1,040	1,151,935
3.75%, 07/10/25 (Call 04/10/25)	638	702,872
3.88%, 01/15/35 (Call 07/15/34)	391	452,098
3.90%, 04/01/26 (Call 01/01/26)	1,145	1,277,247
4.13%, 02/15/24	622	676,089
4.20%, 04/01/28 (Call 01/01/28)	380	439,880
4.25%, 03/15/29 (Call 12/15/28)	562	655,534
4.38%, 06/30/50 (Call 12/30/49)	335	422,311
4.38%, 01/15/55 (Call 07/15/54)	987	1,239,406
4.50%, 07/16/44 (Call 01/16/44)	790	986,394
4.70%, 07/10/35 (Call 01/10/35)	370	460,528
4.75%, 04/01/48 (Call 10/01/47)	249	326,275
4.80%, 07/10/45 (Call 01/10/45)	579	745,654
6.25%, 05/01/36	354	502,747
8.18%, 05/15/68 (Call 05/15/38)(a)	260	382,915
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	399	455,427
Americo Life Inc., 3.45%, 04/15/31(b)	985	1,017,328
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(b)	40	44,340
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	385	392,577
Aon Corp.
2.20%, 11/15/22	687	703,543
2.80%, 05/15/30 (Call 02/15/30)	1,178	1,258,870
3.75%, 05/02/29 (Call 02/02/29)	194	220,258
4.50%, 12/15/28 (Call 09/15/28)	490	579,141
6.25%, 09/30/40	150	220,573
8.21%, 01/01/27	685	900,343
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	640	688,352
3.88%, 12/15/25 (Call 09/15/25)	491	547,362
4.00%, 11/27/23 (Call 08/27/23)	178	190,718
4.60%, 06/14/44 (Call 03/14/44)	215	276,045
4.75%, 05/15/45 (Call 11/15/44)	243	319,973
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	72	81,953
5.03%, 12/15/46 (Call 06/15/46)	268	358,211
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	316	350,637
7.35%, 05/01/34	208	313,764
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	448	603,129
Argentum Netherlands BV for Swiss Re Ltd., 4.63%, (Call 08/15/22)(a)(d)(g)	200	205,000
Arthur J Gallagher & Co.
2.50%, 05/20/31 (Call 02/20/31)	300	303,009
3.50%, 05/20/51 (Call 11/20/50)	250	272,357
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	208	229,852
4.20%, 09/27/23 (Call 08/27/23)	275	294,863
4.90%, 03/27/28 (Call 12/27/27)	104	122,492
7.00%, 03/27/48 (Call 03/27/28)(a)	75	87,825
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	150	160,050
5.00%, 07/01/24	141	158,498

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(b)	$315	$313,264
7.00%, 08/15/25 (Call 08/15/21)(b)	155	157,812
Athene Global Funding
0.95%, 01/08/24(b)	70	70,521
1.00%, 04/16/24(b)	1,080	1,087,614
1.61%, 06/29/26(b)	500	505,605
2.45%, 08/20/27(b)	450	474,282
2.50%, 01/14/25(b)	111	116,641
2.55%, 06/29/25(b)	875	922,381
2.55%, 11/19/30(b)	135	138,814
2.67%, 06/07/31(b)	515	533,447
2.75%, 06/25/24(b)	1,128	1,190,401
2.95%, 11/12/26(b)	318	342,906
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	435	476,138
3.95%, 05/25/51 (Call 11/25/50)	155	176,702
4.13%, 01/12/28 (Call 10/12/27)	491	556,382
6.15%, 04/03/30 (Call 01/03/30)	65	83,426
AXA SA
5.13%, 01/17/47 (Call 01/17/27)(a)(d)	400	458,688
8.60%, 12/15/30	723	1,097,051
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	181	201,983
4.90%, 01/15/40 (Call 01/15/30)(a)	51	54,367
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	555	620,462
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	643	645,141
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,025	1,014,955
1.85%, 03/12/30 (Call 12/12/29)	360	368,197
2.50%, 01/15/51 (Call 07/15/50)	834	798,989
2.85%, 10/15/50 (Call 04/15/50)	880	897,530
4.20%, 08/15/48 (Call 02/15/48)	576	727,160
4.25%, 01/15/49 (Call 07/15/48)	1,042	1,325,132
4.30%, 05/15/43	45	57,242
4.40%, 05/15/42	468	599,077
5.75%, 01/15/40	793	1,167,550
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	712	738,294
3.13%, 03/15/26 (Call 12/15/25)	1,447	1,588,169
4.50%, 02/11/43	535	696,533
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	300	300,441
2.00%, 06/28/28(b)	200	202,652
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	405	446,679
4.70%, 06/22/47 (Call 12/22/46)	493	554,526
5.63%, 05/15/30 (Call 02/15/30)	590	725,464
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	200	203,380
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	290	294,193
4.20%, 09/15/24 (Call 06/15/24)	830	910,377
4.50%, 03/15/29 (Call 12/15/28)	117	136,512
Chubb Corp. (The)
6.00%, 05/11/37	254	374,183
Series 1, 6.50%, 05/15/38	220	340,074
	Par
Security	(000)	Value

Insurance (continued)
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	$419	$405,416
2.70%, 03/13/23	13	13,500
2.88%, 11/03/22 (Call 09/03/22)	206	211,947
3.15%, 03/15/25	961	1,043,089
3.35%, 05/15/24	442	476,321
3.35%, 05/03/26 (Call 02/03/26)	799	882,080
4.35%, 11/03/45 (Call 05/03/45)	855	1,101,488
Cincinnati Financial Corp.
6.13%, 11/01/34	18	25,135
6.92%, 05/15/28	25	33,153
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26)(a)(d)	200	232,590
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	120	119,965
3.45%, 08/15/27 (Call 05/10/27)	385	426,799
3.90%, 05/01/29 (Call 02/01/29)	410	467,822
3.95%, 05/15/24 (Call 02/15/24)	379	410,844
4.50%, 03/01/26 (Call 12/01/25)	240	273,329
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	277	315,179
5.25%, 05/30/29 (Call 02/28/29)	574	689,133
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	25	24,902
1.78%, 03/17/31 (Call 12/17/30)(b)	512	499,814
3.08%, 09/17/51 (Call 03/17/51)(b)	290	302,989
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(a)	375	399,795
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	282	326,968
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	1,025	1,026,015
1.00%, 01/09/26(b)	325	322,722
1.30%, 07/12/26(b)	1,000	1,003,210
1.40%, 07/07/25(b)	655	665,644
1.40%, 08/27/27(b)	155	155,226
1.75%, 11/15/30(b)	1,032	1,009,348
1.80%, 03/08/28(b)	200	202,034
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	414	437,114
4.35%, 04/20/28 (Call 01/20/28)	823	953,133
5.00%, 04/20/48 (Call 10/20/47)	372	484,995
7.00%, 04/01/28	8	10,392
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	25	32,562
F&G Global Funding, 1.75%, 06/30/26(b)	200	204,164
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	205	238,333
4.85%, 04/17/28 (Call 01/17/28)	325	378,378
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(b)	165	217,965
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	235	270,593
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	135	155,646
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	453	457,154
3.40%, 06/15/30 (Call 03/15/30)	513	561,330
4.50%, 08/15/28 (Call 05/15/28)	76	88,370
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	75	74,246
Five Corners Funding Trust, 4.42%, 11/15/23(b)	580	630,721

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	$183	$195,836
GA Global Funding Trust, 1.00%, 04/08/24(b)	1,300	1,309,542
Genworth Holdings Inc.
4.80%, 02/15/24	160	159,006
4.90%, 08/15/23	210	211,100
6.50%, 06/15/34	150	154,352
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	1,250	1,280,000
4.70%, 10/15/51 (Call 07/15/26)(a)(b)	500	508,625
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	510	514,600
4.55%, 09/15/28 (Call 06/15/28)	282	333,645
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	200	231,252
4.58%, 05/17/48 (Call 11/17/47)(b)	162	211,178
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	64	78,111
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(b)	150	159,329
Guardian Life Global Funding
1.40%, 07/06/27(b)	160	159,998
2.90%, 05/06/24(b)	175	186,643
3.40%, 04/25/23(b)	50	52,650
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	255	275,757
4.85%, 01/24/77(b)	390	515,716
4.88%, 06/19/64(b)	373	493,912
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	250	255,567
4.50%, 04/15/26 (Call 01/15/26)	13	14,772
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(d)(g)	600	625,380
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	330	353,377
3.60%, 08/19/49 (Call 02/19/49)	480	540,163
4.30%, 04/15/43	286	347,610
4.40%, 03/15/48 (Call 09/15/47)	150	188,653
5.95%, 10/15/36	410	576,107
6.10%, 10/01/41	227	331,320
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	150	170,940
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/22)(b)	627	649,804
Jackson National Life Global Funding
2.65%, 06/21/24(b)	310	326,002
3.05%, 04/29/26(b)	67	72,681
3.05%, 06/21/29(b)	100	107,990
3.25%, 01/30/24(b)	150	159,755
3.88%, 06/11/25(b)	425	470,003
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	180	197,768
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27)(a)(d)	400	457,188
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	370	419,321
3.95%, 05/15/60 (Call 11/15/59)(b)	1,175	1,324,930
4.25%, 06/15/23(b)	337	359,710
4.30%, 02/01/61 (Call 02/03/26)(b)	385	357,538
4.57%, 02/01/29(b)	560	663,432
7.80%, 03/07/87(b)	225	297,967
	Par
Security	(000)	Value

Insurance (continued)
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	$338	$366,842
3.35%, 03/09/25	231	251,314
3.40%, 01/15/31 (Call 10/15/30)	25	27,780
3.63%, 12/12/26 (Call 09/15/26)	418	466,542
3.80%, 03/01/28 (Call 12/01/27)	243	274,512
4.00%, 09/01/23	253	271,034
4.35%, 03/01/48 (Call 09/01/47)	300	367,818
4.38%, 06/15/50 (Call 12/15/49)(e)	70	86,822
6.30%, 10/09/37	148	212,971
7.00%, 06/15/40	226	354,576
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	234	242,103
3.20%, 05/15/30 (Call 02/15/30)	645	706,785
3.75%, 04/01/26 (Call 01/01/26)	300	335,976
4.13%, 05/15/43 (Call 11/15/42)	474	577,953
6.00%, 02/01/35	25	34,734
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	391	416,118
4.06%, 02/24/32 (Call 02/24/27)(a)	265	293,222
4.15%, 03/04/26	1,035	1,172,945
5.38%, 03/04/46	613	880,673
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	485	539,669
3.45%, 05/07/52 (Call 11/07/51)	150	159,321
3.50%, 11/01/27 (Call 08/01/27)	160	177,760
4.15%, 09/17/50 (Call 03/17/50)	271	322,644
4.30%, 11/01/47 (Call 05/01/47)	145	175,256
5.00%, 04/05/46	64	84,431
5.00%, 05/20/49 (Call 11/20/48)	240	317,616
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	641	660,602
3.30%, 03/14/23 (Call 01/14/23)	305	318,112
3.50%, 06/03/24 (Call 03/03/24)	337	362,656
3.50%, 03/10/25 (Call 12/10/24)	395	430,459
3.75%, 03/14/26 (Call 12/14/25)	283	315,749
3.88%, 03/15/24 (Call 02/15/24)	1,035	1,120,926
4.20%, 03/01/48 (Call 09/01/47)	500	633,000
4.35%, 01/30/47 (Call 07/30/46)	283	363,584
4.38%, 03/15/29 (Call 12/15/28)	1,030	1,221,415
4.75%, 03/15/39 (Call 09/15/38)	135	177,158
4.90%, 03/15/49 (Call 09/15/48)	649	897,405
5.88%, 08/01/33	170	234,010
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(b)	45	48,402
3.73%, 10/15/70(b)	113	125,378
4.90%, 04/01/77(b)	214	285,795
5.08%, 02/15/69 (Call 02/15/49)(a)	920	1,161,252
MassMutual Global Funding II
0.60%, 04/12/24(b)	388	388,869
0.85%, 06/09/23(b)	210	212,167
2.35%, 01/14/27(b)	1,200	1,266,036
2.50%, 10/17/22(b)	230	236,228
2.75%, 06/22/24(b)	850	902,402
2.95%, 01/11/25(b)	250	268,590
3.40%, 03/08/26(b)	260	287,927
MBIA Inc., 5.70%, 12/01/34	50	49,010
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	445	506,361

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	$300	$419,169
MetLife Inc.
3.00%, 03/01/25	416	448,452
3.60%, 04/10/24	420	454,297
3.60%, 11/13/25 (Call 08/13/25)	191	211,626
4.05%, 03/01/45	369	449,796
4.13%, 08/13/42	230	281,315
4.55%, 03/23/30 (Call 12/23/29)	830	1,008,442
4.60%, 05/13/46 (Call 11/13/45)	347	457,367
4.72%, 12/15/44	415	553,104
4.88%, 11/13/43	300	404,904
5.70%, 06/15/35	221	311,466
5.88%, 02/06/41	650	952,315
6.38%, 06/15/34	440	641,375
6.40%, 12/15/66 (Call 12/15/31)	913	1,169,672
6.50%, 12/15/32	300	433,002
9.25%, 04/08/68 (Call 04/08/33)(b)	215	328,855
10.75%, 08/01/69 (Call 08/01/34)	525	906,869
Series D, 4.37%, 09/15/23.	544	588,238
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	155	156,082
1.95%, 01/13/23(b)	325	332,836
2.95%, 04/09/30(b)	5	5,453
3.00%, 09/19/27(b)	155	169,520
3.05%, 06/17/29(b)	235	258,585
3.45%, 12/18/26(b)	368	411,144
3.60%, 01/11/24(b)	40	43,032
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	300	319,317
5.75%, 08/15/23(e)	275	296,208
Mitsui Sumitomo Insurance Co. Ltd.
4.95%, (Call 03/06/29)(a)(b)(g)	10	11,448
7.00%, 03/15/72 (Call 03/15/22)(a)(b)	90	93,259
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	65,692
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24)(a)(b)	175	183,169
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48)(a)(b)	25	28,427
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	220	251,913
5.30%, 11/18/44(b)	318	410,179
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,460	1,665,466
4.95%, 04/22/44(b)	20	24,555
9.38%, 08/15/39(b)	370	654,519
New York Life Global Funding
0.40%, 10/21/23(b)	150	150,264
0.85%, 01/15/26(b)	355	353,665
0.95%, 06/24/25(b)	410	412,698
1.10%, 05/05/23(b)	125	126,835
1.15%, 06/09/26(b)	1,000	1,009,900
1.20%, 08/07/30(b)	50	48,142
1.85%, 08/01/31(b)	1,000	1,003,990
2.00%, 01/22/25(b)	1,040	1,084,439
2.35%, 07/14/26(b)	100	105,898
2.88%, 04/10/24(b)	726	771,709
2.90%, 01/17/24(b)	208	220,307
3.00%, 01/10/28(b)	150	165,403
	Par
Security	(000)	Value

Insurance (continued)
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	$1,181	$1,366,724
4.45%, 05/15/69 (Call 11/15/68)(b)	382	491,672
5.88%, 05/15/33(b)	330	445,500
6.75%, 11/15/39(b)	249	382,260
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	250	247,712
3.40%, 01/23/50 (Call 01/23/30)(a)(b)	775	808,914
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	680	758,084
5.00%, 10/18/42 (Call 10/18/22)(a)(b)	200	209,028
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	570	630,386
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	270	308,756
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	1,026	1,147,181
3.85%, 09/30/47 (Call 03/30/47)(b)	238	277,206
6.06%, 03/30/40(b)	252	360,383
Ohio National Financial Services Inc., 5.55%, 01/24/30 (Call 10/24/29)(b)	133	153,261
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	225	244,492
3.88%, 08/26/26 (Call 07/26/26)	58	65,241
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	165	177,324
Pacific Life Global Funding II
1.20%, 06/24/25(b)	735	742,681
1.38%, 04/14/26(b)	1,125	1,139,805
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	189	221,107
Pacific LifeCorp, 5.13%, 01/30/43(b)	50	65,024
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(b)	1,000	1,089,060
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	494	556,763
4.50%, 10/01/50 (Call 04/01/30)(a)	100	104,643
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	280	299,006
Phoenix Group Holdings PLC, 5.38%, 07/06/27(d)	200	229,150
Pricoa Global Funding I
0.80%, 09/01/25(b)	305	304,844
2.40%, 09/23/24(b)	455	480,794
2.45%, 09/21/22(b)	150	153,701
3.45%, 09/01/23(b)	225	239,470
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	1,155	1,177,026
3.10%, 11/15/26 (Call 08/15/26)	470	512,497
3.30%, 09/15/22	100	103,211
3.40%, 05/15/25 (Call 02/15/25)	354	384,947
3.70%, 05/15/29 (Call 02/15/29)	330	374,949
4.30%, 11/15/46 (Call 05/15/46)	60	74,597
4.63%, 09/15/42	345	437,701
6.05%, 10/15/36	5	7,211
Principal Life Global Funding II
0.75%, 04/12/24(b)	720	723,002
0.88%, 01/12/26(b)	220	217,855
1.25%, 05/11/23(b)	1,000	1,016,310
1.25%, 06/23/25(b)	125	126,321
1.50%, 08/27/30(b)	560	541,134
2.25%, 11/21/24(b)	310	324,226
2.50%, 09/16/29(b)	305	325,109
3.00%, 04/18/26(b)	330	358,057

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Progressive Corp. (The)
2.45%, 01/15/27	$301	$323,557
3.20%, 03/26/30 (Call 12/26/29)	200	223,110
3.70%, 01/26/45	330	387,829
3.95%, 03/26/50 (Call 09/26/49)	230	285,538
4.00%, 03/01/29 (Call 12/01/28)	17	19,770
4.13%, 04/15/47 (Call 10/15/46)	545	687,605
4.20%, 03/15/48 (Call 09/15/47)	416	532,093
4.35%, 04/25/44	81	103,946
6.63%, 03/01/29	81	108,547
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	227	259,976
Protective Life Global Funding
0.47%, 01/12/24(b)	265	264,345
0.50%, 04/12/23(b)	310	310,639
0.63%, 10/13/23(b)	175	175,770
0.78%, 07/05/24(b)	990	993,940
1.08%, 06/09/23(b)	200	202,618
1.17%, 07/15/25(b)	375	377,910
1.62%, 04/15/26(b)	1,030	1,052,732
2.62%, 08/22/22(b)	143	146,556
3.10%, 04/15/24(b)	200	212,604
Provident Financing Trust I, 7.41%, 03/15/38(e)	55	67,043
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	250	255,545
2.10%, 03/10/30 (Call 12/10/29)(e)	155	159,501
3.00%, 03/10/40 (Call 09/10/39)	233	245,479
3.50%, 05/15/24	444	479,946
3.70%, 03/13/51 (Call 09/13/50)	635	743,166
3.88%, 03/27/28 (Call 12/27/27)	255	294,907
3.91%, 12/07/47 (Call 06/07/47)	608	722,395
3.94%, 12/07/49 (Call 06/07/49)	642	769,013
4.35%, 02/25/50 (Call 08/25/49)	479	611,779
4.42%, 03/27/48 (Call 09/27/47)	225	287,035
4.50%, 09/15/47 (Call 09/15/27)(a)	840	918,994
4.60%, 05/15/44	406	528,348
5.20%, 03/15/44 (Call 03/15/24)(a)	659	710,402
5.38%, 05/15/45 (Call 05/15/25)(a)	780	862,493
5.63%, 06/15/43 (Call 06/15/23)(a)	455	487,765
5.70%, 12/14/36	839	1,178,661
5.70%, 09/15/48 (Call 09/15/28)(a)(e)	638	752,598
5.88%, 09/15/42 (Call 09/15/22)(a)	415	437,377
Series B, 5.75%, 07/15/33	105	141,215
Prudential PLC, 3.13%, 04/14/30	730	797,846
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	125	133,515
4.88%, 03/15/27 (Call 09/15/26)	224	243,392
6.63%, 03/15/25 (Call 09/15/24)	295	331,017
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	225	244,195
3.90%, 05/15/29 (Call 02/15/29)	436	496,015
3.95%, 09/15/26 (Call 06/15/26)	340	382,106
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	100	102,399
2.50%, 10/30/24(b)	35	36,671
2.75%, 01/21/27(b)	150	160,152
3.85%, 09/19/23(b)	675	721,109
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	228	251,270
	Par
Security	(000)	Value

Insurance (continued)
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	$137	$152,918
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	215	226,029
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(b)	20	22,599
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	563	607,939
5.13%, 11/13/26 (Call 09/13/26)(b)	160	178,005
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	30	38,638
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	620	638,476
Sompo International Holdings Ltd., 4.70%, 10/15/22	123	128,766
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)	305	325,243
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)	1,000	1,040,160
4.00%, 09/14/77 (Call 09/14/27)(a)(b)	935	1,022,329
6.50%, 09/20/73 (Call 09/20/23)(a)(b)	5	5,531
Swiss Re America Holding Corp., 7.00%, 02/15/26	12	15,074
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	460	526,350
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	198	248,155
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	285	304,654
4.27%, 05/15/47 (Call 11/15/46)(b)	1,029	1,264,332
4.38%, 09/15/54 (Call 09/15/24)(a)(b)	75	79,430
4.90%, 09/15/44(b)	766	1,018,221
6.85%, 12/16/39(b)	251	386,482
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(d)(g)	400	421,168
Transatlantic Holdings Inc., 8.00%, 11/30/39	130	205,265
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	175	173,511
3.05%, 06/08/51 (Call 12/08/50)	400	433,116
3.75%, 05/15/46 (Call 11/15/45)	165	196,710
4.00%, 05/30/47 (Call 11/30/46)	220	273,038
4.05%, 03/07/48 (Call 09/07/47)	57	71,042
4.10%, 03/04/49 (Call 09/04/48)	380	481,665
4.30%, 08/25/45 (Call 02/25/45)	530	679,831
4.60%, 08/01/43	160	215,029
5.35%, 11/01/40	460	654,598
6.25%, 06/15/37	585	876,868
6.75%, 06/20/36	220	339,731
Travelers Property Casualty Corp., 6.38%, 03/15/33	162	234,829
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	129	146,023
Unum Group
4.00%, 03/15/24	147	158,632
4.00%, 06/15/29 (Call 03/15/29)	200	226,892
4.50%, 12/15/49 (Call 06/15/49)	755	813,294
5.75%, 08/15/42	425	536,044
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/22)(b)	354	360,570
Vigorous Champion International Ltd., 4.25%, 05/28/29(d)	400	447,220
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	15	15,978
3.65%, 06/15/26	393	437,888
4.70%, 01/23/48 (Call 01/23/28)(a)	225	236,675

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
4.80%, 06/15/46	$150	$194,220
5.65%, 05/15/53 (Call 05/15/23)(a)	201	212,491
5.70%, 07/15/43	190	267,142
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	5	6,553
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	102	112,873
5.15%, 01/15/49 (Call 07/15/48)(b)	100	131,639
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	524	556,299
3.60%, 05/15/24 (Call 03/15/24)	920	987,096
3.88%, 09/15/49 (Call 03/15/49)	593	678,528
4.50%, 09/15/28 (Call 06/15/28)	1,044	1,217,074
5.05%, 09/15/48 (Call 03/15/48)	250	334,095
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25)(a)(d)	200	217,250
WR Berkley Corp., 4.75%, 08/01/44	305	393,648
XLIT Ltd.
4.45%, 03/31/25	112	126,026
5.25%, 12/15/43	58	82,624
5.50%, 03/31/45	370	513,967
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	400	402,576
3.50%, 03/08/26 (Call 12/08/25)(d)	400	404,724
		204,130,590
Internet — 0.6%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(b)	210	209,061
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	300	311,160
3.15%, 02/09/51 (Call 08/09/50)	800	790,352
3.40%, 12/06/27 (Call 09/06/27)	920	1,006,195
3.60%, 11/28/24 (Call 08/28/24)	944	1,021,465
4.00%, 12/06/37 (Call 06/06/37)	662	742,737
4.20%, 12/06/47 (Call 06/06/47)	555	649,644
4.40%, 12/06/57 (Call 06/06/57)	505	609,717
4.50%, 11/28/34 (Call 05/28/34)	440	521,990
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	147	146,149
0.80%, 08/15/27 (Call 06/15/27)	855	840,465
1.10%, 08/15/30 (Call 05/15/30)	780	752,427
1.90%, 08/15/40 (Call 02/15/40)	749	696,016
2.00%, 08/15/26 (Call 05/15/26)	652	687,436
2.05%, 08/15/50 (Call 02/15/50)	1,170	1,059,072
2.25%, 08/15/60 (Call 02/15/60)	634	572,648
3.38%, 02/25/24	540	581,396
Amazon.com Inc.
0.40%, 06/03/23	1,335	1,338,471
0.45%, 05/12/24	1,495	1,496,017
0.80%, 06/03/25 (Call 05/03/25)	367	368,718
1.00%, 05/12/26 (Call 04/12/26)	1,417	1,428,138
1.20%, 06/03/27 (Call 04/03/27)	300	302,277
1.50%, 06/03/30 (Call 03/03/30)	1,016	1,007,059
1.65%, 05/12/28 (Call 03/12/28)	1,440	1,469,390
2.10%, 05/12/31 (Call 02/12/31)	1,740	1,797,229
2.40%, 02/22/23 (Call 01/22/23)	1,233	1,272,172
2.50%, 11/29/22 (Call 08/29/22)	467	478,516
2.50%, 06/03/50 (Call 12/03/49)	974	939,550
2.70%, 06/03/60 (Call 12/03/59)	1,872	1,828,251
2.80%, 08/22/24 (Call 06/22/24)	1,753	1,867,594
	Par
Security	(000)	Value

Internet (continued)
2.88%, 05/12/41 (Call 11/12/40)	$1,250	$1,319,012
3.10%, 05/12/51 (Call 11/12/50)	1,446	1,555,853
3.15%, 08/22/27 (Call 05/22/27)	865	960,911
3.25%, 05/12/61 (Call 11/12/60)	760	831,683
3.80%, 12/05/24 (Call 09/05/24)	733	804,020
3.88%, 08/22/37 (Call 02/22/37)	595	718,831
4.05%, 08/22/47 (Call 02/22/47)	1,043	1,292,517
4.25%, 08/22/57 (Call 02/22/57)	590	775,219
4.80%, 12/05/34 (Call 06/05/34)	810	1,060,087
4.95%, 12/05/44 (Call 06/05/44)	621	863,010
5.20%, 12/03/25 (Call 09/03/25)	890	1,045,697
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	170	169,366
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	335	339,767
6.13%, 12/01/28 (Call 12/01/23)(b)	220	227,564
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)	280	284,147
2.88%, 07/06/22	100	102,063
3.08%, 04/07/25 (Call 03/07/25)	250	265,782
3.43%, 04/07/30 (Call 01/07/30)	304	330,950
3.50%, 11/28/22	60	62,137
3.63%, 07/06/27	200	222,742
3.88%, 09/29/23 (Call 08/29/23)	390	414,184
4.13%, 06/30/25	235	259,844
4.38%, 05/14/24 (Call 04/14/24)	975	1,062,331
4.38%, 03/29/28 (Call 12/29/27)	70	80,030
4.88%, 11/14/28 (Call 08/14/28)	800	950,256
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	675	700,454
3.55%, 03/15/28 (Call 12/15/27)	550	617,897
3.60%, 06/01/26 (Call 03/01/26)	892	992,600
3.65%, 03/15/25 (Call 12/15/24)	211	230,785
4.63%, 04/13/30 (Call 01/13/30)	779	939,186
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(b)	200	198,228
5.63%, 09/15/28 (Call 09/15/23)(b)	200	204,156
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	125	133,031
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	120	123,545
5.38%, 03/01/22 (Call 12/01/21)(b)	69	69,890
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	552	566,137
3.80%, 08/24/27 (Call 05/24/27)	753	845,069
4.50%, 06/20/28 (Call 03/20/28)	461	538,471
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	285	288,423
1.90%, 03/11/25 (Call 02/11/25)	499	517,353
2.60%, 05/10/31 (Call 02/10/31)	90	93,535
2.70%, 03/11/30 (Call 12/11/29)	295	310,998
2.75%, 01/30/23 (Call 12/30/22)	970	1,002,728
3.45%, 08/01/24 (Call 05/01/24)	97	104,327
3.60%, 06/05/27 (Call 03/05/27)	430	482,370
3.65%, 05/10/51 (Call 11/10/50)	211	231,104
4.00%, 07/15/42 (Call 01/15/42)	475	545,338
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	335	324,870
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	235	241,298
3.25%, 02/15/30 (Call 11/15/29)	697	731,132
3.80%, 02/15/28 (Call 11/15/27)	345	377,913
4.50%, 08/15/24 (Call 05/15/24)	219	239,849

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
4.63%, 08/01/27 (Call 05/01/27)	$765	$871,855
5.00%, 02/15/26 (Call 11/15/25)	358	407,644
6.25%, 05/01/25 (Call 02/01/25)(b)	85	99,107
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(b)	15	16,097
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	370	370,359
5.25%, 12/01/27 (Call 06/01/22)(b)	325	341,334
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	165	173,248
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(b)	200	207,764
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	1,513	1,621,497
3.88%, 04/29/26	83	91,229
4.13%, 01/14/50 (Call 07/14/49)	260	279,094
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)	185	193,475
4.63%, 06/01/28 (Call 06/01/23)(b)	280	293,975
5.00%, 12/15/27 (Call 12/15/22)(b)	200	210,014
5.63%, 02/15/29 (Call 02/15/24)(b)	190	207,828
Meituan
2.13%, 10/28/25(d)	800	777,048
3.05%, 10/28/30 (Call 07/28/30)(d)	800	750,416
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	800	783,576
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	380	386,688
NAVER Corp., 1.50%, 03/29/26(d)	600	602,952
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	235	252,491
4.38%, 11/15/26	410	465,411
4.88%, 04/15/28	769	898,899
4.88%, 06/15/30 (Call 03/15/30)(b)	475	572,541
5.38%, 11/15/29(b)	480	591,869
5.75%, 03/01/24	200	222,992
5.88%, 02/15/25	393	452,528
5.88%, 11/15/28	900	1,118,250
6.38%, 05/15/29	325	417,820
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	160	157,483
10.75%, 06/01/28 (Call 06/01/23)(b)	80	89,912
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	200	203,110
5.00%, 04/15/25 (Call 04/15/22)(b)	465	471,240
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	327	357,571
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(d)	1,657	1,745,020
4.03%, 08/03/50 (Call 02/03/50)(d)	600	577,134
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(g)	350	351,452
6.25%, (Call 04/22/31)(a)(b)(g)	500	517,640
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	210	227,621
3.30%, 04/01/27 (Call 01/01/27)	920	1,019,102
3.75%, 04/01/24 (Call 03/01/24)	257	278,349
Tencent Holdings Ltd.
0.74%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(d)	600	599,886
1.03%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	400	403,028
1.81%, 01/26/26 (Call 12/26/25)(d)(e)	1,000	1,019,950
2.39%, 06/03/30 (Call 03/03/30)(d)	800	804,920
	Par
Security	(000)	Value

Internet (continued)
2.88%, 04/22/31 (Call 01/22/31)(d)(e)	$200	$210,040
2.99%, 01/19/23 (Call 12/19/22)(d)(e)	800	824,672
3.24%, 06/03/50 (Call 12/03/49)(d)	800	783,728
3.28%, 04/11/24 (Call 03/11/24)(d)	800	850,208
3.29%, 06/03/60 (Call 12/03/59)(d)	600	587,952
3.58%, 04/11/26 (Call 02/11/26)(d)	400	438,628
3.60%, 01/19/28 (Call 10/19/27)(d)	600	656,754
3.68%, 04/22/41 (Call 10/22/40)(d)	200	212,966
3.80%, 02/11/25(d)	200	217,484
3.84%, 04/22/51 (Call 10/22/50)(d)	800	867,608
3.93%, 01/19/38 (Call 07/19/37)(d)	800	872,048
3.94%, 04/22/61 (Call 10/22/60)(d)	600	666,888
3.98%, 04/11/29 (Call 01/11/29)(d)(e)	1,500	1,676,985
4.53%, 04/11/49 (Call 10/11/48)(d)	400	483,052
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	375	370,500
2.00%, 09/03/30 (Call 06/03/30)	1,492	1,434,454
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	240	256,800
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(b)	350	374,738
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(b)	245	264,279
7.50%, 05/15/25 (Call 05/15/22)(b)	460	493,318
7.50%, 09/15/27 (Call 09/15/22)(b)	565	617,681
8.00%, 11/01/26 (Call 11/01/21)(b)	680	729,640
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	518	536,850
4.75%, 07/15/27 (Call 07/15/22)	511	542,958
5.25%, 04/01/25 (Call 01/01/25)	263	299,134
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	655	662,415
3.50%, 07/05/24 (Call 06/05/24)	876	916,585
		93,789,786
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(d)	200	211,578
5.95%, 07/31/24(d)	400	426,408
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(e)	215	225,759
7.88%, 08/15/23 (Call 05/15/23)	310	339,475
ArcelorMittal SA
4.25%, 07/16/29	310	349,410
4.55%, 03/11/26	355	399,801
7.00%, 03/01/41	230	330,119
7.25%, 10/15/39	350	511,045
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/22)(b)	282	300,121
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	350	384,465
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	275	286,932
6.38%, 07/15/28 (Call 07/15/23)	200	220,790
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	365	387,561
4.88%, 03/01/31 (Call 03/01/26)(b)	255	275,502
5.88%, 06/01/27 (Call 06/01/22)	275	290,807
6.25%, 10/01/40(e)	150	162,915
6.75%, 03/15/26 (Call 03/04/23)(b)	400	431,580
9.88%, 10/17/25 (Call 10/17/22)(b)	308	360,012
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	135	136,035

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel (continued)
4.88%, 05/15/23 (Call 02/15/23)	$60	$63,099
5.38%, 07/15/27 (Call 06/15/22)	50	52,750
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(d)	800	883,752
CSN Resources SA, 7.63%, 04/17/26 (Call 04/17/22)(d)(e)	200	213,454
Evraz PLC
5.25%, 04/02/24 (Call 01/02/24)(d)	600	645,438
5.38%, 03/20/23(d)	450	475,087
Gerdau Trade Inc., 4.75%, 04/15/23(d)	200	213,024
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(d)	200	278,970
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(d)	615	688,935
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(d)	400	435,844
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(b)(e)	55	58,529
JSW Steel Ltd., 5.95%, 04/18/24(d)	200	209,942
Metalloinvest Finance DAC, 4.85%, 05/02/24(d)	400	429,556
Metinvest BV
7.75%, 10/17/29(d)	400	441,324
8.50%, 04/23/26 (Call 01/23/26)(d)	400	453,268
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	250	273,440
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26 (Call 02/28/26)(d)	200	222,452
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	550	572,715
2.70%, 06/01/30 (Call 03/01/30)	153	162,347
2.98%, 12/15/55 (Call 06/15/55)(b)	522	526,291
3.95%, 05/01/28 (Call 02/01/28)	365	422,141
4.00%, 08/01/23 (Call 05/01/23)	500	531,170
4.13%, 09/15/22 (Call 06/15/22)	122	126,027
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	422,348
POSCO
2.38%, 01/17/23(d)	400	409,184
2.50%, 01/17/25(d)	825	860,170
Prosus NV, 3.83%, 02/08/51(d)	1,000	929,700
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (Call 05/15/30)	100	99,959
4.50%, 04/15/23 (Call 01/15/23)	200	211,344
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(d)	600	635,130
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 11/05/23(d)	200	208,512
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	600	634,578
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	510	513,733
2.40%, 06/15/25 (Call 05/15/25)	390	409,594
2.80%, 12/15/24 (Call 11/15/24)	306	323,292
3.25%, 01/15/31 (Call 10/15/30)	290	316,877
3.25%, 10/15/50 (Call 04/15/50)	70	71,485
3.45%, 04/15/30 (Call 01/15/30)	190	210,203
5.00%, 12/15/26 (Call 12/15/21)	169	176,059
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	75	78,509
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(b)	180	188,942
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/22)(e)	310	319,514
	Par
Security	(000)	Value

Iron & Steel (continued)
6.65%, 06/01/37	$175	$191,546
6.88%, 08/15/25 (Call 08/15/21)	350	356,566
6.88%, 03/01/29 (Call 03/01/24)	345	374,636
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/15/23)(d)	200	215,190
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	527	564,217
6.25%, 08/10/26	1,327	1,595,664
6.88%, 11/21/36	753	1,050,691
6.88%, 11/10/39	365	517,092
8.25%, 01/17/34	487	718,096
Vale SA, 5.63%, 09/11/42	269	342,633
		27,355,334
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	1,145	1,142,286
5.75%, 03/01/27 (Call 12/01/26)(b)	1,700	1,727,421
6.65%, 01/15/28	125	133,929
7.63%, 03/01/26 (Call 03/01/24)(b)	710	752,209
9.88%, 08/01/27 (Call 02/01/24)(b)	414	473,173
10.50%, 02/01/26 (Call 08/01/23)(b)	370	423,898
11.50%, 04/01/23 (Call 01/01/23)(b)	1,054	1,188,090
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/21)(b)	200	197,294
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	367	396,866
4.63%, 07/28/45 (Call 01/28/45)	235	259,569
King Power Capital Ltd., 5.63%, 11/03/24(d)	400	453,804
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	410	416,855
8.00%, 04/15/26 (Call 02/01/23)(b)	265	277,436
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	255	252,139
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(b)	280	266,445
5.88%, 03/15/26 (Call 12/15/25)(b)	800	805,888
10.25%, 02/01/26 (Call 08/01/23)(b)	395	453,326
12.25%, 05/15/24 (Call 02/15/24)(b)	345	409,477
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	255	256,739
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	250	235,975
4.25%, 07/01/26 (Call 01/01/26)(b)	325	317,070
5.25%, 11/15/22	300	308,277
5.50%, 04/01/28 (Call 09/29/27)(b)	725	739,145
7.50%, 10/15/27	150	171,104
9.13%, 06/15/23 (Call 03/15/23)(b)	439	478,304
10.88%, 06/01/23 (Call 03/01/23)(b)	515	584,942
11.50%, 06/01/25 (Call 06/01/22)(b)	1,065	1,219,116
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	400	413,632
3.13%, 04/23/30(d)	400	423,032
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)	350	332,469
6.25%, 05/15/25 (Call 05/15/22)(b)	125	124,733
7.00%, 02/15/29 (Call 02/15/24)(b)	230	232,330
13.00%, 05/15/25 (Call 05/15/22)(b)	370	429,200
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(b)	180	179,953
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	260	265,203

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Leisure Time (continued)
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	$300	$297,735
		17,039,064
Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/22)(b)	175	179,259
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	470	486,986
4.75%, 06/15/31 (Call 06/15/26)(b)	400	414,220
8.63%, 06/01/25 (Call 06/01/22)(b)	205	224,170
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	64	70,109
3.70%, 01/15/31 (Call 10/15/30)	400	439,988
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(b)	100	102,262
10.75%, 09/01/24 (Call 09/01/21)(b)	250	257,817
Fortune Star BVI Ltd.
5.05%, 01/27/27 (Call 01/27/25)(d)	200	197,750
5.95%, 10/19/25 (Call 10/19/23)(d)	800	817,896
6.75%, 07/02/23 (Call 07/02/22)(d)	200	207,858
6.85%, 07/02/24 (Call 07/02/23)(d)	200	210,292
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	165	179,428
Gohl Capital Ltd., 4.25%, 01/24/27(d)	1,575	1,667,956
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	735	733,295
3.75%, 05/01/29 (Call 05/01/24)(b)	380	385,335
4.00%, 05/01/31 (Call 05/01/26)(b)	515	527,375
4.88%, 01/15/30 (Call 01/15/25)	420	450,038
5.38%, 05/01/25 (Call 05/01/22)(b)	290	303,665
5.75%, 05/01/28 (Call 05/01/23)(b)	242	260,755
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	255	250,726
5.00%, 06/01/29 (Call 06/01/24)(b)	395	398,863
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	150	156,604
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	300	311,964
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	423	440,212
4.38%, 09/15/28 (Call 06/15/28)	375	417,585
4.85%, 03/15/26 (Call 12/15/25)	294	330,703
5.75%, 04/23/30 (Call 01/23/30)	315	385,894
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	301	309,955
3.20%, 08/08/24 (Call 07/08/24)	615	642,251
3.50%, 08/18/26 (Call 06/18/26)	793	836,536
3.90%, 08/08/29 (Call 05/08/29)	310	329,090
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	60	64,015
3.75%, 03/15/25 (Call 12/15/24)	15	16,160
3.75%, 10/01/25 (Call 07/01/25)	200	217,674
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	95	109,851
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	170	196,263
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,010	1,171,691
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	346	373,400
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	12	12,313
Series R, 3.13%, 06/15/26 (Call 03/15/26)	508	543,911
Series X, 4.00%, 04/15/28 (Call 01/15/28)	153	169,588
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	300	321,864
	Par
Security	(000)	Value

Lodging (continued)
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	$240	$241,615
4.75%, 01/15/28 (Call 09/15/22)	160	161,830
6.13%, 09/15/25 (Call 05/15/22)(b)	190	201,094
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	87	90,159
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/22)(d)	600	609,714
5.25%, 04/26/26 (Call 04/26/22)(d)	229	235,366
5.38%, 12/04/29 (Call 12/04/24)(b)	600	621,522
5.63%, 07/17/27 (Call 07/17/22)(d)	400	414,104
5.75%, 07/21/28 (Call 07/21/23)(b)	400	415,456
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	300	303,156
5.25%, 06/18/25 (Call 06/16/22)(b)	400	411,808
5.38%, 05/15/24 (Call 05/15/22)(b)	400	407,996
5.88%, 05/15/26 (Call 05/15/22)(b)	400	416,112
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	227	237,785
4.75%, 10/15/28 (Call 07/15/28)	400	422,112
5.50%, 04/15/27 (Call 01/15/27)	313	340,128
5.75%, 06/15/25 (Call 03/15/25)	349	379,921
6.00%, 03/15/23	600	633,792
6.75%, 05/01/25 (Call 05/01/22)	370	392,907
7.75%, 03/15/22	391	405,659
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)	950	1,044,658
4.60%, 08/08/23 (Call 07/08/23)	518	549,370
5.13%, 08/08/25 (Call 06/08/25)	350	391,590
5.40%, 08/08/28 (Call 05/08/28)	445	521,429
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	350	352,751
5.00%, 10/01/25 (Call 10/01/21)(b)	129	130,665
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	600	594,468
6.00%, 07/15/25 (Call 07/15/22)(b)	400	416,356
6.50%, 01/15/28 (Call 07/15/23)(b)	250	263,535
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/22)(b)	146	145,190
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	218	221,946
4.25%, 03/01/22 (Call 12/01/21)	295	296,735
4.63%, 03/01/30 (Call 12/01/29)(b)	100	103,349
5.65%, 04/01/24 (Call 02/01/24)	175	187,439
6.00%, 04/01/27 (Call 01/01/27)	325	353,987
6.60%, 10/01/25 (Call 07/01/25)	208	232,883
6.63%, 07/31/26 (Call 04/30/26)(b)	315	351,508
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)	200	211,146
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	255	263,252
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	175	179,940
5.25%, 05/15/27 (Call 02/15/27)(b)	450	472,576
5.50%, 03/01/25 (Call 12/01/24)(b)	900	954,036
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(b)	400	402,700
5.13%, 12/15/29 (Call 12/15/24)(b)	500	511,510
5.50%, 01/15/26 (Call 06/15/22)(b)	400	413,040

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.50%, 10/01/27 (Call 10/01/22)(b)	$400	$411,572
5.63%, 08/26/28 (Call 08/26/23)(b)	600	616,422
		34,059,856
Machinery — 0.3%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	165	167,888
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	320	328,077
4.13%, 04/15/29 (Call 04/15/24)(b)	150	153,644
Caterpillar Financial Services Corp.
0.45%, 09/14/23	425	426,092
0.65%, 07/07/23	357	359,438
0.80%, 11/13/25	20	19,998
1.10%, 09/14/27	183	182,272
1.90%, 09/06/22	144	146,700
1.95%, 11/18/22	390	398,841
2.15%, 11/08/24	668	700,471
2.40%, 08/09/26	40	42,750
2.55%, 11/29/22	335	345,385
2.63%, 03/01/23	1,315	1,364,142
2.85%, 05/17/24	168	178,818
3.25%, 12/01/24	190	206,636
3.30%, 06/09/24	161	173,742
3.45%, 05/15/23	395	417,152
3.65%, 12/07/23	375	403,732
3.75%, 11/24/23	770	829,891
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	637	649,046
2.60%, 09/19/29 (Call 06/19/29)	160	172,227
2.60%, 04/09/30 (Call 01/09/30)	270	290,355
3.25%, 09/19/49 (Call 03/19/49)	358	402,879
3.25%, 04/09/50 (Call 10/09/49)	867	977,742
3.40%, 05/15/24 (Call 02/15/24)	1,172	1,258,986
3.80%, 08/15/42	484	593,887
4.30%, 05/15/44 (Call 11/15/43)	25	32,561
4.75%, 05/15/64 (Call 11/15/63)	356	526,399
5.20%, 05/27/41	396	559,663
6.05%, 08/15/36	62	91,434
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/21)(b)	200	197,500
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	180	180,979
1.95%, 07/02/23	415	425,566
4.20%, 01/15/24	150	162,273
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	554	620,652
4.50%, 08/15/23	643	691,514
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	105	110,903
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	65	72,940
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	420	449,740
2.88%, 09/07/49 (Call 03/07/49)	260	280,254
3.10%, 04/15/30 (Call 01/15/30)	425	475,575
3.75%, 04/15/50 (Call 10/15/49)	405	499,329
3.90%, 06/09/42 (Call 12/09/41)	335	416,810
5.38%, 10/16/29	135	174,743
7.13%, 03/03/31	54	78,856
Doosan Heavy Industries & Construction Co. Ltd.,
2.25%, 11/18/22(d)	400	408,528
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	45	48,982
Security	Par (000)	Value

Machinery (continued)
3.15%, 11/15/25 (Call 08/15/25)	$320	$345,830
5.38%, 10/15/35	185	241,823
5.38%, 03/01/41 (Call 12/01/40)	110	146,243
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	102,423
3.50%, 10/01/30 (Call 07/01/30)	385	409,501
4.00%, 11/15/23 (Call 08/15/23)	95	101,104
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	295	303,298
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(b)	275	306,812
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/22), (13.75% PIK)(b)(f)	250	271,022
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	355	369,211
3.00%, 05/01/30 (Call 02/01/30)	60	64,228
John Deere Capital Corp.
0.25%, 01/17/23	160	160,173
0.40%, 10/10/23	58	58,120
0.45%, 01/17/24	700	699,909
0.45%, 06/07/24	235	234,765
0.70%, 07/05/23	102	102,762
0.70%, 01/15/26	400	398,436
1.05%, 06/17/26	500	502,305
1.20%, 04/06/23	156	158,507
1.45%, 01/15/31	1,042	1,020,754
1.50%, 03/06/28	610	615,051
1.75%, 03/09/27	130	134,333
2.00%, 06/17/31	500	511,625
2.05%, 01/09/25	39	40,881
2.15%, 09/08/22	290	296,209
2.25%, 09/14/26	470	499,215
2.45%, 01/09/30	170	181,628
2.60%, 03/07/24	814	858,404
2.65%, 06/24/24	629	668,262
2.65%, 06/10/26	373	403,754
2.70%, 01/06/23	65	67,261
2.80%, 01/27/23	317	329,008
2.80%, 03/06/23	486	505,950
2.80%, 09/08/27	371	404,683
2.80%, 07/18/29	215	235,625
3.05%, 01/06/28	67	74,177
3.35%, 06/12/24	80	86,491
3.40%, 09/11/25	124	137,061
3.45%, 06/07/23	1,060	1,121,713
3.45%, 03/13/25	350	384,706
3.45%, 03/07/29	147	166,883
3.65%, 10/12/23	82	87,937
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/21)(b)(e)	50	52,333
Komatsu Finance America Inc.
0.85%, 09/09/23 (Call 08/10/23)(d)	300	301,419
2.44%, 09/11/22(d)	200	204,186
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	64	69,124
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/21)(b)	100	102,899
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	190	196,661

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
nVent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	$250	$261,198
4.55%, 04/15/28 (Call 01/15/28)	227	252,721
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	365	393,098
4.60%, 05/15/28 (Call 02/15/28)	380	444,866
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	784	815,407
2.29%, 04/05/27 (Call 02/05/27)	46	48,323
2.57%, 02/15/30 (Call 11/15/29)	815	860,004
3.11%, 02/15/40 (Call 08/15/39)	257	270,986
3.36%, 02/15/50 (Call 08/15/49)	510	557,445
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/21)(b)	75	76,531
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	65	69,382
3.50%, 03/01/29 (Call 12/01/28)	352	400,263
4.20%, 03/01/49 (Call 09/01/48)	230	292,647
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(d)	600	610,752
2.65%, 11/21/24 (Call 08/21/24)(d)	400	413,268
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(b)	200	206,384
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	73	78,437
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	290	301,432
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(b)	320	330,605
TK Elevator US Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	700	739,473
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(b)	200	217,070
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	500	505,450
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/22)	100	103,729
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	282	300,821
3.45%, 11/15/26 (Call 08/15/26)	790	850,680
4.40%, 03/15/24 (Call 02/15/24)	440	476,555
4.95%, 09/15/28 (Call 06/15/28)	995	1,166,200
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	687	702,540
2.25%, 01/30/31 (Call 10/30/30)	37	37,919
3.25%, 11/01/26 (Call 08/01/26)	325	357,500
4.38%, 11/01/46 (Call 05/01/46)	120	147,852
		44,720,235
Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	55	56,209
2.00%, 02/14/25 (Call 01/14/25)	180	188,100
2.25%, 03/15/23 (Call 02/15/23)	395	406,878
2.25%, 09/19/26 (Call 06/19/26)	855	908,711
2.38%, 08/26/29 (Call 05/26/29)	243	258,134
2.65%, 04/15/25 (Call 03/15/25)	389	415,281
2.88%, 10/15/27 (Call 07/15/27)	960	1,051,536
3.00%, 08/07/25	284	308,847
3.05%, 04/15/30 (Call 01/15/30)	163	181,440
3.13%, 09/19/46 (Call 03/19/46)	365	396,828
3.25%, 02/14/24 (Call 01/14/24)	240	256,466
3.25%, 08/26/49 (Call 02/26/49)(e)	578	642,921
3.38%, 03/01/29 (Call 12/01/28)	952	1,077,217
Security	Par (000)	Value

Manufacturing (continued)
3.63%, 09/14/28 (Call 06/14/28)	$217	$248,363
3.63%, 10/15/47 (Call 04/15/47)	762	898,375
3.88%, 06/15/44	140	169,644
4.00%, 09/14/48 (Call 03/14/48)	221	276,115
5.70%, 03/15/37	60	84,989
Akumin Escrow Inc., 7.50%, 08/01/28(b)	250	250,072
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	150	154,545
5.63%, 07/01/27 (Call 07/01/22)(b)	100	105,040
Bombardier Inc.
6.00%, 10/15/22 (Call 08/30/21)(b)	263	263,402
6.13%, 01/15/23(b)	500	524,855
7.13%, 06/15/26 (Call 06/15/23)(b)	530	551,953
7.45%, 05/01/34(b)(e)	250	275,105
7.50%, 12/01/24 (Call 12/01/21)(b)	525	546,504
7.50%, 03/15/25 (Call 03/15/22)(b)	800	816,648
7.88%, 04/15/27 (Call 04/15/22)(b)	990	1,025,680
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	384	404,306
3.50%, 12/01/24 (Call 10/01/24)	254	274,206
3.75%, 11/15/22 (Call 08/15/22)	105	108,603
3.75%, 12/01/27 (Call 09/01/27)	55	61,761
Eaton Corp.
2.75%, 11/02/22	1,432	1,475,533
3.10%, 09/15/27 (Call 06/15/27)	70	76,800
4.00%, 11/02/32	364	432,676
4.15%, 11/02/42	643	781,772
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	125	131,390
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/21)(b)	279	286,402
12.25%, 11/15/26 (Call 11/15/22)(b)	238	270,965
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(b)	150	156,444
General Electric Co.
3.38%, 03/11/24	130	139,198
3.45%, 05/15/24 (Call 02/13/24)	481	514,372
3.45%, 05/01/27 (Call 03/01/27)	78	86,483
3.63%, 05/01/30 (Call 02/01/30)	1,052	1,185,920
4.13%, 10/09/42	411	482,954
4.25%, 05/01/40 (Call 11/01/39)	297	353,709
4.35%, 05/01/50 (Call 11/01/49)	1,808	2,226,570
4.50%, 03/11/44	114	141,336
5.55%, 01/05/26	160	190,510
5.88%, 01/14/38	893	1,231,376
6.15%, 08/07/37	466	655,056
6.75%, 03/15/32	1,088	1,519,675
6.88%, 01/10/39	778	1,187,002
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	200	203,544
5.00%, 09/15/26 (Call 07/15/26)	260	289,089
5.75%, 06/15/25 (Call 06/15/22)	210	224,059
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,162	1,253,682
3.50%, 03/01/24 (Call 12/01/23)	295	316,101
3.90%, 09/01/42 (Call 03/01/42)	896	1,087,386
4.88%, 09/15/41 (Call 03/15/41)	75	102,192
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/22)(b)	225	232,456
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	497	524,385
3.25%, 03/01/27 (Call 12/01/26)	273	300,322

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 06/14/29 (Call 03/14/29)	$562	$620,448
3.30%, 11/21/24 (Call 08/21/24)	182	195,510
3.50%, 09/15/22	65	67,278
4.00%, 06/14/49 (Call 12/14/48)	945	1,148,647
4.10%, 03/01/47 (Call 09/01/46)	49	60,166
4.20%, 11/21/34 (Call 05/21/34)	459	549,547
4.45%, 11/21/44 (Call 05/21/44)	138	176,138
6.25%, 05/15/38	158	227,553
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	175	205,249
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	1,080	1,083,618
1.20%, 03/11/26(b)	590	594,266
1.70%, 03/11/28(b)	1,075	1,094,318
2.00%, 09/15/23(b)	366	377,807
2.15%, 03/11/31(b)	1,025	1,052,029
2.35%, 10/15/26(b)	650	688,798
2.88%, 03/11/41(b)	1,025	1,079,704
3.13%, 03/16/24(b)	450	480,276
3.25%, 05/27/25(b)	1,005	1,096,254
3.30%, 09/15/46(b)	850	952,204
4.20%, 03/16/47(b)	510	655,906
6.13%, 08/17/26(b)	160	198,723
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(d)	210	216,953
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	586	598,704
3.00%, 06/01/30 (Call 03/01/30)	167	178,581
3.38%, 03/01/28 (Call 12/01/27)	65	71,146
3.65%, 03/15/27 (Call 12/15/26)	592	659,470
3.88%, 03/01/25 (Call 12/01/24)	5	5,465
3.90%, 09/17/29 (Call 06/17/29)	95	107,750
4.00%, 03/15/26 (Call 12/15/25)	100	112,504
4.30%, 03/01/24 (Call 12/01/23)	74	80,016
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	486	550,925
4.25%, 06/15/23	254	271,521
5.75%, 06/15/43	163	240,666
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	624	688,216
3.55%, 11/01/24 (Call 08/01/24)	173	187,146
3.80%, 03/21/29 (Call 12/21/28)	677	774,590
4.50%, 03/21/49 (Call 09/21/48)	195	248,500
4.65%, 11/01/44 (Call 05/01/44)	90	116,973
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	200	212,504
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	300	300,489
		49,474,651
Media — 1.3%
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28(b)	260	258,326
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)	600	589,674
7.50%, 05/15/26 (Call 05/15/22)(b)	1,000	1,040,070
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	500	499,875
4.75%, 08/01/25 (Call 08/01/21)	380	389,462
5.00%, 04/01/24 (Call 04/01/22)	105	106,512
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)	190	192,683
Security	Par (000)	Value

Media (continued)
Belo Corp.
7.25%, 09/15/27	$150	$176,690
7.75%, 06/01/27	130	153,282
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(b)	165	167,940
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(d)	400	422,116
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	340	343,148
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21)(b)	75	75,668
4.25%, 02/01/31 (Call 07/01/25)(b)	1,420	1,464,347
4.50%, 08/15/30 (Call 02/15/25)(b)	1,290	1,355,338
4.50%, 05/01/32 (Call 05/01/26)	1,445	1,511,614
4.50%, 06/01/33 (Call 06/01/27)(b)	900	936,018
4.75%, 03/01/30 (Call 09/01/24)(b)	1,525	1,617,537
5.00%, 02/01/28 (Call 08/01/22)(b)	1,200	1,258,296
5.13%, 05/01/27 (Call 05/01/22)(b)	1,600	1,674,224
5.38%, 06/01/29 (Call 06/01/24)(b)	735	802,760
5.50%, 05/01/26 (Call 05/01/22)(b)	640	661,568
5.75%, 02/15/26 (Call 02/15/22)(b)	439	453,882
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/22)(b)	300	307,320
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	548	537,862
2.80%, 04/01/31 (Call 01/01/31)	405	419,333
3.50%, 06/01/41 (Call 12/01/40)	425	433,857
3.70%, 04/01/51 (Call 10/01/50)	1,045	1,054,865
3.75%, 02/15/28 (Call 11/15/27)	456	506,703
3.85%, 04/01/61 (Call 10/01/60)	710	710,234
3.90%, 06/01/52 (Call 12/01/51)	1,247	1,293,289
4.20%, 03/15/28 (Call 12/15/27)	861	979,103
4.40%, 12/01/61 (Call 06/01/61)	1,375	1,512,679
4.50%, 02/01/24 (Call 01/01/24)	916	996,306
4.80%, 03/01/50 (Call 09/01/49)	1,060	1,246,168
4.91%, 07/23/25 (Call 04/23/25)	2,062	2,339,133
5.05%, 03/30/29 (Call 12/30/28)	548	653,731
5.13%, 07/01/49 (Call 01/01/49)	1,080	1,306,325
5.38%, 04/01/38 (Call 10/01/37)	283	353,594
5.38%, 05/01/47 (Call 11/01/46)	692	855,969
5.75%, 04/01/48 (Call 10/01/47)	1,046	1,355,417
6.38%, 10/23/35 (Call 04/23/35)	1,152	1,553,772
6.48%, 10/23/45 (Call 04/23/45)	1,136	1,599,772
6.83%, 10/23/55 (Call 04/23/55)	697	1,042,559
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(b)	589	605,097
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	612	683,928
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,239	1,194,508
1.95%, 01/15/31 (Call 10/15/30)	841	841,866
2.35%, 01/15/27 (Call 10/15/26)	837	884,383
2.45%, 08/15/52 (Call 02/15/52)	1,388	1,295,309
2.65%, 02/01/30 (Call 11/01/29)	894	949,607
2.65%, 08/15/62 (Call 02/15/62)	595	563,328
2.80%, 01/15/51 (Call 07/15/50)	722	714,036
3.10%, 04/01/25 (Call 03/01/25)	855	923,143
3.15%, 03/01/26 (Call 12/01/25)	245	267,388
3.15%, 02/15/28 (Call 11/15/27)	370	407,932
3.20%, 07/15/36 (Call 01/15/36)	835	911,369
3.25%, 11/01/39 (Call 05/01/39)	810	882,228

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.30%, 02/01/27 (Call 11/01/26)	$382	$421,411
3.30%, 04/01/27 (Call 02/01/27)	544	603,078
3.38%, 02/15/25 (Call 11/15/24)	233	253,036
3.38%, 08/15/25 (Call 05/15/25)	695	759,774
3.40%, 04/01/30 (Call 01/01/30)	965	1,076,969
3.40%, 07/15/46 (Call 01/15/46)	867	944,657
3.45%, 02/01/50 (Call 08/01/49)	815	905,750
3.55%, 05/01/28 (Call 02/01/28)	305	343,134
3.60%, 03/01/24	583	629,879
3.70%, 04/15/24 (Call 03/15/24)	906	981,307
3.75%, 04/01/40 (Call 10/01/39)	795	919,052
3.90%, 03/01/38 (Call 09/01/37)	542	632,926
3.95%, 10/15/25 (Call 08/15/25)	724	812,017
3.97%, 11/01/47 (Call 05/01/47)	932	1,109,621
4.00%, 08/15/47 (Call 02/15/47)	1,109	1,317,791
4.00%, 03/01/48 (Call 09/01/47)	750	894,112
4.00%, 11/01/49 (Call 05/01/49)	1,325	1,591,828
4.05%, 11/01/52 (Call 05/01/52)	782	947,518
4.15%, 10/15/28 (Call 07/15/28)	889	1,035,898
4.20%, 08/15/34 (Call 02/15/34)	514	614,466
4.25%, 10/15/30 (Call 07/15/30)	1,112	1,321,556
4.25%, 01/15/33	575	691,892
4.40%, 08/15/35 (Call 02/25/35)	666	813,452
4.50%, 01/15/43	293	367,905
4.60%, 10/15/38 (Call 04/15/38)	1,203	1,513,518
4.60%, 08/15/45 (Call 02/15/45)	753	963,667
4.65%, 07/15/42	369	471,859
4.70%, 10/15/48 (Call 04/15/48)	1,211	1,591,763
4.75%, 03/01/44	668	872,829
4.95%, 10/15/58 (Call 04/15/58)	818	1,158,133
5.65%, 06/15/35	742	1,019,434
6.40%, 05/15/38	260	387,548
6.45%, 03/15/37	451	665,473
6.50%, 11/15/35	548	807,182
6.95%, 08/15/37	349	540,420
7.05%, 03/15/33	331	488,900
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	740	718,940
2.60%, 06/15/31 (Call 03/15/31)(b)	1,000	1,032,630
2.95%, 06/30/23 (Call 03/30/23)(b)	306	318,876
2.95%, 10/01/50 (Call 04/01/50)(b)	440	419,610
3.15%, 08/15/24 (Call 06/15/24)(b)	140	149,468
3.35%, 09/15/26 (Call 06/15/26)(b)	540	590,609
3.50%, 08/15/27 (Call 05/15/27)(b)	303	336,315
3.60%, 06/15/51 (Call 12/15/50)(b)	300	319,131
3.85%, 02/01/25 (Call 11/01/24)(b)	366	400,137
4.50%, 06/30/43 (Call 12/30/42)(b)	100	120,237
4.70%, 12/15/42(b)	415	517,364
4.80%, 02/01/35 (Call 08/01/34)(b)	480	589,402
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	400	379,988
4.13%, 12/01/30 (Call 12/01/25)(b)	600	601,566
4.50%, 11/15/31 (Call 11/15/26)(b)	720	726,242
4.63%, 12/01/30 (Call 12/01/25)(b)	1,200	1,181,328
5.00%, 11/15/31 (Call 11/15/26)(b)	400	402,660
5.25%, 06/01/24	347	374,618
5.38%, 02/01/28 (Call 02/01/23)(b)	475	502,569
5.50%, 04/15/27 (Call 04/15/22)(b)	600	627,828
5.75%, 01/15/30 (Call 01/15/25)(b)	1,150	1,199,852
5.88%, 09/15/22	474	495,866
Security	Par (000)	Value

Media (continued)
6.50%, 02/01/29 (Call 02/01/24)(b)	$925	$1,022,587
7.50%, 04/01/28 (Call 04/01/23)(b)	400	436,572
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(b)	190	200,013
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	1,325	769,308
6.63%, 08/15/27 (Call 08/15/22)(b)(e)	660	262,918
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.,
5.88%, 08/15/27 (Call 08/15/23)(b)	570	589,728
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	333	345,577
3.45%, 03/15/25 (Call 12/15/24)	173	186,499
3.63%, 05/15/30 (Call 02/15/30)	628	692,948
3.90%, 11/15/24 (Call 08/15/24)	170	184,591
3.95%, 06/15/25 (Call 05/15/25)	128	141,006
3.95%, 03/20/28 (Call 12/20/27)	1,076	1,209,973
4.00%, 09/15/55 (Call 03/15/55)	724	778,148
4.13%, 05/15/29 (Call 02/15/29)	467	532,114
4.65%, 05/15/50 (Call 11/15/49)	523	621,533
4.88%, 04/01/43	545	663,156
4.90%, 03/11/26 (Call 12/11/25)	227	260,228
5.00%, 09/20/37 (Call 03/20/37)	224	276,748
5.20%, 09/20/47 (Call 03/20/47)	669	846,599
5.30%, 05/15/49 (Call 11/15/48)	638	819,492
DISH DBS Corp.
5.00%, 03/15/23	647	676,413
5.13%, 06/01/29(b)	760	753,396
5.88%, 07/15/22	950	983,877
5.88%, 11/15/24	950	1,024,128
7.38%, 07/01/28 (Call 07/01/23)	480	519,422
7.75%, 07/01/26	980	1,119,287
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(b)(e)	215	221,502
6.75%, 03/31/29 (Call 03/31/24)(b)	270	275,597
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	279	299,576
3.50%, 04/08/30 (Call 01/08/30)	310	345,145
4.03%, 01/25/24 (Call 12/25/23)	945	1,022,065
4.71%, 01/25/29 (Call 10/25/28)	881	1,041,791
5.48%, 01/25/39 (Call 07/25/38)	917	1,198,895
5.58%, 01/25/49 (Call 07/25/48)	716	988,352
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	365	380,921
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(d)	400	413,888
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	395	392,413
5.88%, 07/15/26 (Call 07/15/22)(b)	325	335,475
7.00%, 05/15/27 (Call 05/15/22)(b)	389	416,530
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	185	206,906
5.00%, 05/13/45 (Call 11/13/44)	1,216	1,502,332
5.25%, 05/24/49 (Call 11/24/48)(e)	290	378,308
6.13%, 01/31/46 (Call 06/30/45)	255	362,401
6.63%, 03/18/25	480	569,712
6.63%, 01/15/40	423	608,240
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	125	133,399
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	210	216,932

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.25%, 08/15/27 (Call 08/15/22)(b)	$405	$422,273
6.38%, 05/01/26 (Call 05/01/22)	367	387,647
8.38%, 05/01/27 (Call 05/01/22)	696	741,247
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	425	436,403
6.75%, 10/15/27 (Call 10/15/22)(b)	400	427,408
Liberty Interactive LLC
8.25%, 02/01/30	250	285,045
8.50%, 07/15/29	189	216,732
Mav Acquisition Corp.
5.75%, 08/01/28 (Call 08/01/24)(b)	475	472,601
8.00%, 08/01/29 (Call 08/01/24)(b)	400	391,652
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(b)	125	134,758
6.88%, 02/01/26 (Call 02/01/22)	467	485,680
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(b)	178	185,259
NBCUniversal Media LLC
4.45%, 01/15/43	590	737,830
5.95%, 04/01/41	470	692,446
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(b)	480	489,086
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	470	485,223
5.63%, 07/15/27 (Call 07/15/22)(b)	865	914,668
Quebecor Media Inc., 5.75%, 01/15/23	350	375,067
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	470	486,060
6.50%, 09/15/28 (Call 09/15/23)(b)	458	475,427
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/22)(b)(e)	139	135,319
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	300	300,057
5.38%, 01/15/31 (Call 01/15/26)(b)	240	239,940
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	250	258,755
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	375	363,750
5.13%, 02/15/27 (Call 08/15/21)(b)	175	174,648
5.50%, 03/01/30 (Call 12/01/24)(b)	225	225,608
5.88%, 03/15/26 (Call 03/15/22)(b)	250	256,767
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(b)	460	460,000
4.00%, 07/15/28 (Call 07/15/24)(b)	915	943,392
4.13%, 07/01/30 (Call 07/01/25)(b)	720	743,184
4.63%, 07/15/24 (Call 07/15/22)(b)	690	708,161
5.00%, 08/01/27 (Call 08/01/22)(b)	720	754,178
5.38%, 07/15/26 (Call 07/15/22)(b)	500	516,270
5.50%, 07/01/29 (Call 07/01/24)(b)	534	585,243
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	10	14,577
Sky Ltd.
3.13%, 11/26/22(b)	300	310,968
3.75%, 09/16/24(b)	835	913,106
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)	165	167,789
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	200	203,062
TCI Communications Inc.
7.13%, 02/15/28	115	154,791
7.88%, 02/15/26	354	458,175
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	499	513,825
Security	Par (000)	Value

Media (continued)
4.75%, 03/15/26 (Call 03/15/23)(b)	$265	$282,008
5.00%, 09/15/29 (Call 09/15/24)	515	538,108
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 12/01/22)(b)	600	631,656
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	983	1,076,159
4.30%, 11/23/23 (Call 08/23/23)	385	414,553
5.50%, 08/15/35	74	99,065
5.65%, 11/23/43 (Call 05/23/43)	215	300,396
5.85%, 04/15/40	205	289,056
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	596	678,755
5.50%, 09/01/41 (Call 03/01/41)	705	890,070
5.88%, 11/15/40 (Call 05/15/40)	509	666,841
6.55%, 05/01/37	990	1,364,131
6.75%, 06/15/39	830	1,180,932
7.30%, 07/01/38	748	1,096,388
Time Warner Entertainment Co. LP
8.38%, 03/15/23	411	462,112
8.38%, 07/15/33	472	723,213
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	315	336,322
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,110	1,150,471
2.13%, 09/13/22(d)	485	494,162
2.35%, 12/01/22	512	525,793
2.95%, 06/15/27(e)	101	110,986
3.00%, 02/13/26	349	379,415
3.00%, 07/30/46	560	585,245
3.15%, 09/17/25	987	1,076,067
3.70%, 12/01/42	15	17,347
4.13%, 06/01/44	768	944,010
4.38%, 08/16/41	370	462,041
Series B, 7.00%, 03/01/32	103	150,266
Series E, 4.13%, 12/01/41	247	300,520
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	510	511,428
5.13%, 02/15/25 (Call 02/15/22)(b)	464	471,633
6.63%, 06/01/27 (Call 06/01/23)(b)	740	796,218
9.50%, 05/01/25 (Call 05/01/22)(b)	265	290,318
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	600	611,844
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	250	263,050
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	410	440,004
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	376	403,350
3.38%, 02/15/28 (Call 12/15/27)	332	367,863
3.50%, 01/15/25 (Call 10/15/24)	519	559,129
3.70%, 08/15/24 (Call 05/15/24)	113	121,968
3.70%, 06/01/28 (Call 03/01/28)	227	254,980
3.88%, 04/01/24 (Call 01/01/24)	180	193,428
4.00%, 01/15/26 (Call 10/15/25)	525	586,110
4.20%, 06/01/29 (Call 03/01/29)	547	636,336
4.20%, 05/19/32 (Call 02/19/32)	820	958,564
4.38%, 03/15/43	719	849,053
4.75%, 05/15/25 (Call 04/15/25)	485	549,568
4.85%, 07/01/42 (Call 01/01/42)	513	638,280
4.90%, 08/15/44 (Call 02/15/44)	128	159,103
4.95%, 01/15/31 (Call 11/15/30)	210	255,977
4.95%, 05/19/50 (Call 11/19/49)(e)	473	608,046

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.25%, 04/01/44 (Call 10/01/43)	$620	$803,954
5.50%, 05/15/33	5	6,466
5.85%, 09/01/43 (Call 03/01/43)	467	649,793
5.90%, 10/15/40 (Call 04/15/40)	215	293,228
6.25%, 02/28/57 (Call 02/28/27)(a)	400	457,268
6.88%, 04/30/36	817	1,189,846
7.88%, 07/30/30	386	555,539
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	250	257,007
5.13%, 04/15/27 (Call 04/15/22)(b)	385	401,513
5.38%, 06/15/24 (Call 03/15/24)(b)	175	193,337
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	475	483,265
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	400	402,864
5.50%, 05/15/29 (Call 05/15/24)(b)	700	748,041
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	400	407,536
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(d)	200	212,168
Walt Disney Co. (The)
1.65%, 09/01/22	722	733,371
1.75%, 08/30/24 (Call 07/30/24)	1,714	1,775,018
1.75%, 01/13/26	1,272	1,314,141
2.00%, 09/01/29 (Call 06/01/29)	1,062	1,088,550
2.20%, 01/13/28	733	767,150
2.65%, 01/13/31	1,096	1,167,295
2.75%, 09/01/49 (Call 03/01/49)	1,120	1,115,778
3.00%, 09/15/22	430	443,025
3.35%, 03/24/25	732	798,297
3.38%, 11/15/26 (Call 08/15/26)	563	624,344
3.50%, 05/13/40 (Call 11/13/39)	1,209	1,362,664
3.60%, 01/13/51 (Call 07/13/50)	795	918,495
3.70%, 09/15/24 (Call 06/15/24)	207	224,999
3.70%, 10/15/25 (Call 07/15/25)	694	769,230
3.70%, 03/23/27	580	656,856
3.80%, 03/22/30	765	885,212
3.80%, 05/13/60 (Call 11/13/59)	430	516,550
4.63%, 03/23/40 (Call 09/23/39)	525	675,475
4.70%, 03/23/50 (Call 09/23/49)	873	1,190,379
4.75%, 09/15/44 (Call 03/15/44)	232	310,351
4.75%, 11/15/46 (Call 05/15/46)	107	143,360
4.95%, 10/15/45 (Call 04/15/45)	415	561,806
5.40%, 10/01/43	571	811,842
6.15%, 03/01/37	129	187,095
6.15%, 02/15/41	32	47,828
6.20%, 12/15/34	713	1,017,936
6.40%, 12/15/35	312	463,994
6.55%, 03/15/33	118	169,941
6.65%, 11/15/37	232	357,944
7.75%, 12/01/45	5	9,000
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	200	206,050
6.00%, 01/15/27 (Call 01/15/22)(b)	300	312,879
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(b)	600	618,054
5.50%, 01/15/27 (Call 01/15/22)(b)	792	821,811
		194,559,735
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	70	73,344
Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/21)(b)	$175	$177,292
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(d)	200	212,232
MCC Holding Hong Kong Corp. Ltd.
2.95%, (Call 04/20/24)(a)(d)(g)	600	610,758
3.25%, (Call 03/12/23)(a)(d)(g)	400	405,064
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	185	188,138
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	524	538,379
3.25%, 06/15/25 (Call 03/15/25)	516	562,646
3.90%, 01/15/43 (Call 07/15/42)	50	58,306
4.38%, 06/15/45 (Call 12/15/44)	120	149,336
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	129	146,559
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(d)	400	401,832
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	150	152,256
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	49	60,581
5.25%, 10/01/54 (Call 04/01/54)	130	165,601
		3,902,324
Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)	240	252,134
5.50%, 12/15/27 (Call 06/15/23)(b)	400	432,016
6.13%, 05/15/28 (Call 05/15/23)(b)	252	275,935
ALROSA Finance SA
3.10%, 06/25/27 (Call 03/25/27)(d)	400	411,192
4.65%, 04/09/24 (Call 01/09/24)(d)	600	648,288
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	200	203,714
2.63%, 09/10/30(d)	200	204,784
2.88%, 03/17/31 (Call 12/17/30)(b)	400	415,628
2.88%, 03/17/31 (Call 12/17/30)(d)	850	883,209
3.63%, 09/11/24(b)	185	199,833
4.00%, 09/11/27(b)	513	575,345
4.50%, 03/15/28 (Call 12/15/27)(b)	315	362,732
4.88%, 05/14/25(b)	5	5,675
5.63%, 04/01/30(d)	300	371,682
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (Call 07/01/30)	135	139,778
5.13%, 08/01/22	334	346,348
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(d)	400	387,796
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(b)	370	391,020
6.13%, 02/15/28 (Call 02/15/23)(b)	364	389,214
Barrick Gold Corp.
5.25%, 04/01/42	426	570,116
6.45%, 10/15/35	85	120,539
Barrick North America Finance LLC
5.70%, 05/30/41	307	430,506
5.75%, 05/01/43	376	540,346
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	685	965,562
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	15	16,128
4.13%, 02/24/42	250	312,230
5.00%, 09/30/43	1,349	1,888,519
6.42%, 03/01/26	127	157,236
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)	145	154,440

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
China Hongqiao Group Ltd., 6.25%, 06/08/24(d)	$200	$198,936
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26 (Call 05/03/26)(d)	600	598,116
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(e)	160	155,646
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	251	260,114
6.75%, 12/01/27 (Call 12/01/22)(b)	250	267,897
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	250	249,823
5.63%, 06/15/28 (Call 06/15/23)(b)	250	267,450
5.88%, 02/15/26 (Call 11/15/21)(b)	500	512,990
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(d)	200	209,014
3.15%, 01/14/30 (Call 10/14/29)(d)	800	844,160
3.15%, 01/15/51(d)	800	773,104
3.63%, 08/01/27 (Call 05/01/27)(d)	400	437,108
3.70%, 01/30/50 (Call 07/30/49)(d)	629	666,532
3.75%, 01/15/31 (Call 10/15/30)(d)	800	877,488
4.25%, 07/17/42(b)	400	459,412
4.38%, 02/05/49 (Call 08/05/48)(d)	600	706,170
4.50%, 08/13/23(d)	100	107,313
4.50%, 09/16/25(d)	600	675,216
4.50%, 08/01/47 (Call 02/01/47)(d)	850	1,012,656
4.88%, 11/04/44(d)	200	247,900
5.63%, 10/18/43(d)	400	537,052
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/21)(d)	200	203,740
6.88%, 03/01/26 (Call 03/01/22)(d)	800	837,696
6.88%, 10/15/27 (Call 10/15/23)(d)	425	460,394
7.25%, 04/01/23 (Call 10/01/21)(d)	200	203,750
7.50%, 04/01/25 (Call 04/01/22)(d)	600	622,104
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	740	804,513
4.50%, 09/15/27 (Call 06/15/27)(b)	285	310,448
5.13%, 05/15/24 (Call 02/15/24)(b)	400	432,288
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	36	36,284
3.88%, 03/15/23 (Call 12/15/22)	480	498,086
4.13%, 03/01/28 (Call 03/01/23)	450	470,952
4.25%, 03/01/30 (Call 03/01/25)	275	297,151
4.38%, 08/01/28 (Call 08/01/23)	292	308,892
4.55%, 11/14/24 (Call 08/14/24)	350	380,513
4.63%, 08/01/30 (Call 08/01/25)	405	444,451
5.00%, 09/01/27 (Call 09/01/22)	335	353,438
5.25%, 09/01/29 (Call 09/01/24)	360	397,890
5.40%, 11/14/34 (Call 05/14/34)	400	508,024
5.45%, 03/15/43 (Call 09/15/42)	895	1,150,003
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(d)	200	208,228
5.50%, 11/13/23(d)	200	220,650
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	339	354,065
5.55%, 10/25/42(b)	315	415,920
6.00%, 11/15/41(b)	208	283,107
Glencore Funding LLC
1.63%, 04/27/26 (Call 03/27/26)(b)	80	80,722
2.50%, 09/01/30 (Call 06/01/30)(b)	167	168,303
2.85%, 04/27/31 (Call 01/27/31)(b)	100	103,582
3.00%, 10/27/22 (Call 09/27/22)(b)	215	220,990
3.88%, 10/27/27 (Call 07/27/27)(b)	175	194,982
Security	Par (000)	Value

Mining (continued)
3.88%, 04/27/51 (Call 10/27/50)(b)	$362	$394,088
4.00%, 04/16/25(b)	215	235,795
4.00%, 03/27/27 (Call 12/27/26)(b)	428	477,404
4.13%, 05/30/23(b)	425	450,904
4.13%, 03/12/24 (Call 02/12/24)(b)	880	948,658
4.63%, 04/29/24(b)	205	225,104
4.88%, 03/12/29 (Call 12/12/28)(b)	670	789,541
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(d)	400	434,188
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	290	314,821
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(b)	80	81,416
6.13%, 04/01/29 (Call 04/01/24)(b)	285	306,993
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	600	658,824
5.45%, 05/15/30 (Call 02/15/30)(d)	600	697,674
5.71%, 11/15/23(d)	200	220,322
5.80%, 05/15/50 (Call 11/15/49)(d)	400	475,268
6.53%, 11/15/28(d)	400	490,184
6.76%, 11/15/48(d)	200	259,850
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(d)	400	436,268
4.75%, 08/06/50 (Call 02/06/50)(d)	200	223,992
5.65%, 09/12/49 (Call 03/12/49)(d)	200	249,588
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	153	169,337
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/22)(b)	175	183,846
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	250	260,002
4.63%, 03/01/28 (Call 03/01/23)(b)	175	182,690
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	702	806,219
5.95%, 03/15/24 (Call 12/15/23)	335	373,987
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(d)	400	452,832
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(d)(g)	800	824,664
4.20%, 07/27/26(d)	400	443,304
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23 (Call 01/11/23)(d)	250	259,488
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 2.55%, 09/11/25 (Call 06/11/25)(d)	600	605,628
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/21)(b)(e)	75	66,789
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	320	345,546
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)(e)	209	219,615
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	462	503,183
4.20%, 05/13/50 (Call 11/13/49)(b)	276	326,414
5.75%, 11/15/41(b)	450	612,661
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	330	335,593
2.80%, 10/01/29 (Call 07/01/29)	420	446,964
3.70%, 03/15/23 (Call 12/15/22)	115	119,920
4.88%, 03/15/42 (Call 09/15/41)	673	872,275
5.45%, 06/09/44 (Call 12/09/43)	85	118,973
5.88%, 04/01/35	326	446,076
6.25%, 10/01/39	622	910,994

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Nexa Resources SA, 6.50%, 01/18/28 (Call 10/18/27)(d)	$600	$660,606
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	120	121,690
3.88%, 08/15/31 (Call 08/15/26)(b)	100	101,124
4.75%, 01/30/30 (Call 01/30/25)(b)	930	990,655
5.88%, 09/30/26 (Call 09/30/21)(b)	250	259,305
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	211,478
Rio Tinto Alcan Inc.
5.75%, 06/01/35	189	266,734
6.13%, 12/15/33	166	237,841
7.25%, 03/15/31	40	57,918
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,107	1,224,519
5.20%, 11/02/40	598	832,972
7.13%, 07/15/28	542	741,375
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	473	593,691
4.75%, 03/22/42 (Call 09/22/41)	18	24,181
Southern Copper Corp.
3.50%, 11/08/22	287	297,077
3.88%, 04/23/25	508	553,491
5.25%, 11/08/42	311	392,233
5.88%, 04/23/45	518	707,412
6.75%, 04/16/40	913	1,291,776
7.50%, 07/27/35	285	412,210
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	210	216,086
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	19	20,948
5.20%, 03/01/42 (Call 09/01/41)	408	496,809
5.40%, 02/01/43 (Call 08/01/42)	572	714,354
6.00%, 08/15/40 (Call 02/15/40)	260	338,759
6.13%, 10/01/35	563	740,869
6.25%, 07/15/41 (Call 01/15/41)	466	628,932
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(b)	800	754,864
8.95%, 03/11/25 (Call 09/11/24)(d)	200	188,716
9.25%, 04/23/26 (Call 04/23/23)(d)	200	164,586
13.88%, 01/21/24 (Call 12/21/22)(d)	600	632,652
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(d)	200	159,486
7.13%, 05/31/23(d)	200	181,610
		66,562,049
Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23	335	334,822
FMS Wertmanagement, 0.25%, 10/26/22(d)	400	400,568
		735,390
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	350	352,492
4.13%, 05/01/25 (Call 05/01/22)	280	290,721
4.25%, 04/01/28 (Call 10/01/22)	322	335,044
5.50%, 12/01/24 (Call 06/01/24)	300	330,960
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	122	128,201
6.88%, 03/15/27 (Call 03/15/24)(b)	200	212,608
7.25%, 03/15/29 (Call 03/15/24)(b)	175	187,703
Xerox Corp.
3.80%, 05/15/24(e)	160	167,123
Security	Par (000)	Value

Office & Business Equipment (continued)
4.07%, 03/17/22	$50	$50,674
4.38%, 03/15/23 (Call 02/15/23)	511	534,011
4.80%, 03/01/35	150	152,793
6.75%, 12/15/39	176	199,732
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	435	463,101
5.50%, 08/15/28 (Call 07/15/28)(b)	360	379,573
		3,784,736
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	210	220,290
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	616	720,406
		940,696
Oil & Gas — 2.4%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(b)	265	283,516
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	217	236,341
4.00%, 01/15/31 (Call 10/15/30)(b)	150	167,187
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)	300	305,217
5.38%, 03/01/30 (Call 03/01/25)(b)	300	305,259
7.63%, 02/01/29 (Call 02/01/24)(b)	375	410,771
8.38%, 07/15/26 (Call 01/15/24)(b)	143	161,863
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	110	110,762
4.25%, 01/15/30 (Call 10/15/29)	280	292,762
4.25%, 01/15/44 (Call 07/15/43)	330	324,311
4.38%, 10/15/28 (Call 07/15/28)	510	539,983
4.63%, 11/15/25 (Call 08/15/25)	225	241,965
4.75%, 04/15/43 (Call 10/15/42)	588	605,640
4.88%, 11/15/27 (Call 05/15/27)	385	414,360
5.10%, 09/01/40 (Call 03/01/40)	665	713,212
5.25%, 02/01/42 (Call 08/01/41)	190	204,387
5.35%, 07/01/49 (Call 01/01/49)	210	221,682
6.00%, 01/15/37	215	247,229
7.38%, 08/15/47	80	96,734
7.75%, 12/15/29(e)	200	240,106
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28 (Call 02/01/24)(b)	170	183,459
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	185	181,890
7.00%, 11/01/26 (Call 11/01/21)(b)	250	258,375
9.00%, 11/01/27 (Call 11/01/26)(b)	150	205,364
Baytex Energy Corp.
5.63%, 06/01/24 (Call 06/01/22)(b)	274	274,000
8.75%, 04/01/27 (Call 04/01/23)(b)	175	175,093
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/22)(b)	135	133,060
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	600	640,266
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	690	683,459
2.75%, 05/10/23	610	635,498
2.77%, 11/10/50 (Call 05/10/50)	973	921,859
2.94%, 04/06/23	683	712,082
2.94%, 06/04/51 (Call 12/04/50)	1,658	1,626,780
3.00%, 02/24/50 (Call 08/24/49)	531	524,591
3.02%, 01/16/27 (Call 10/16/26)	760	825,155
3.06%, 06/17/41 (Call 12/17/40)	310	319,455

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.12%, 05/04/26 (Call 02/04/26)	$458	$499,183
3.19%, 04/06/25 (Call 03/06/25)	98	105,736
3.22%, 11/28/23 (Call 09/28/23)	219	232,188
3.22%, 04/14/24 (Call 02/14/24)	694	740,998
3.38%, 02/08/61 (Call 08/08/60)	890	927,620
3.41%, 02/11/26 (Call 12/11/25)	525	576,602
3.54%, 04/06/27 (Call 02/06/27)	428	477,216
3.59%, 04/14/27 (Call 01/14/27)	949	1,058,012
3.63%, 04/06/30 (Call 01/06/30)	632	716,302
3.79%, 02/06/24 (Call 01/06/24)	571	615,567
3.80%, 09/21/25 (Call 07/21/25)	495	549,767
3.94%, 09/21/28 (Call 06/21/28)	332	380,787
4.23%, 11/06/28 (Call 08/06/28)	492	573,997
BP Capital Markets PLC
2.50%, 11/06/22	418	430,009
2.75%, 05/10/23	315	328,050
3.28%, 09/19/27 (Call 06/19/27)	960	1,062,202
3.51%, 03/17/25	459	502,532
3.54%, 11/04/24	502	546,532
3.64%, 05/14/23(d)	200	211,180
3.72%, 11/28/28 (Call 08/28/28)	677	769,140
3.81%, 02/10/24	502	542,065
3.99%, 09/26/23	245	263,659
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	214,624
Burlington Resources LLC
5.95%, 10/15/36	165	233,792
7.20%, 08/15/31	118	172,131
7.40%, 12/01/31	45	67,370
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	240	245,290
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	225	210,771
6.38%, 07/01/26 (Call 07/01/22)	185	166,642
8.00%, 08/01/28 (Call 08/01/24)(b)	350	329,098
8.25%, 07/15/25 (Call 07/15/22)(e)	100	96,166
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.75%, 04/15/23 (Call 08/30/21)	150	148,385
9.25%, 07/15/24 (Call 07/15/22)(b)	138	150,750
11.00%, 04/15/25 (Call 10/15/21)(b)	340	375,941
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	518	535,602
2.95%, 01/15/23 (Call 12/15/22)	540	558,538
2.95%, 07/15/30 (Call 04/15/30)	517	541,899
3.85%, 06/01/27 (Call 03/01/27)	610	676,856
3.90%, 02/01/25 (Call 11/01/24)	175	191,188
4.95%, 06/01/47 (Call 12/01/46)	610	770,357
5.85%, 02/01/35	103	135,200
6.25%, 03/15/38	380	516,846
6.45%, 06/30/33	20	26,827
6.50%, 02/15/37	25	34,193
6.75%, 02/01/39	504	716,633
7.20%, 01/15/32	210	289,571
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	218	222,225
3.80%, 09/15/23 (Call 06/15/23)	337	355,060
4.00%, 04/15/24 (Call 01/15/24)	195	209,026
4.25%, 04/15/27 (Call 01/15/27)	320	358,336
4.40%, 04/15/29 (Call 01/15/29)	412	468,077
Security	Par (000)	Value

Oil & Gas (continued)
5.25%, 06/15/37 (Call 12/15/36)	$450	$542,659
5.38%, 07/15/25 (Call 04/15/25)	205	233,942
5.40%, 06/15/47 (Call 12/15/46)	474	592,197
6.75%, 11/15/39	798	1,086,557
6.80%, 09/15/37	480	638,774
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/22)(b)	150	145,305
6.88%, 04/01/27 (Call 04/01/22)(b)(e)	200	196,752
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	265	276,623
5.88%, 02/01/29 (Call 02/05/24)(b)	230	245,672
Chevron Corp.
1.14%, 05/11/23	460	466,840
1.55%, 05/11/25 (Call 04/11/25)	700	720,419
2.00%, 05/11/27 (Call 03/11/27)	915	955,965
2.24%, 05/11/30 (Call 02/11/30)	986	1,033,200
2.36%, 12/05/22 (Call 09/05/22)	555	568,070
2.57%, 05/16/23 (Call 03/16/23)	174	180,321
2.90%, 03/03/24 (Call 01/03/24)	1,166	1,236,065
2.95%, 05/16/26 (Call 02/16/26)	869	946,628
2.98%, 05/11/40 (Call 11/11/39)	450	479,403
3.08%, 05/11/50 (Call 11/11/49)	290	306,205
3.19%, 06/24/23 (Call 03/24/23)	500	523,630
3.33%, 11/17/25 (Call 08/17/25)	425	466,807
Chevron USA Inc.
0.33%, 08/12/22	225	225,376
0.69%, 08/12/25 (Call 07/12/25)	615	612,761
1.02%, 08/12/27 (Call 06/12/27)	575	567,335
2.34%, 08/12/50 (Call 02/12/50)	743	691,688
3.25%, 10/15/29 (Call 07/15/29)	203	226,974
3.85%, 01/15/28 (Call 10/15/27)	619	707,703
3.90%, 11/15/24 (Call 08/15/24)	160	175,776
4.20%, 10/15/49 (Call 04/15/49)	204	255,290
4.95%, 08/15/47 (Call 02/15/47)	218	296,382
5.05%, 11/15/44 (Call 05/15/44)	208	283,966
5.25%, 11/15/43 (Call 05/15/43)	680	943,983
6.00%, 03/01/41 (Call 09/01/40)	387	577,315
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	623	693,692
4.38%, 06/01/24 (Call 03/01/24)	95	103,179
4.38%, 03/15/29 (Call 12/15/28)	227	260,585
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	1,000	1,073,430
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	700	731,731
3.00%, 05/09/23	1,200	1,242,912
3.30%, 09/30/49 (Call 03/30/49)	400	378,128
4.25%, 05/09/43	200	219,512
CNOOC Finance 2014 ULC
4.25%, 04/30/24	1,000	1,083,210
4.88%, 04/30/44	200	238,864
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	220	240,007
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,000	1,075,850
3.75%, 05/02/23	400	419,428
4.38%, 05/02/28	600	683,844
CNOOC Petroleum North America ULC
5.88%, 03/10/35	210	262,597
6.40%, 05/15/37	640	852,429

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 07/30/39	$490	$742,566
7.88%, 03/15/32	110	157,450
CNPC General Capital Ltd., 3.40%, 04/16/23(d)	300	313,029
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	175	185,255
7.25%, 03/14/27 (Call 03/14/22)(b)	325	346,404
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(b)	240	249,000
7.75%, 02/15/26 (Call 02/15/24)(b)	160	172,400
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	475	477,793
6.75%, 03/01/29 (Call 03/01/24)(b)	590	616,420
7.50%, 05/15/25 (Call 05/15/22)(b)(e)	124	128,360
Conoco Funding Co., 7.25%, 10/15/31	538	793,824
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(b)	218	226,382
3.75%, 10/01/27 (Call 07/01/27)(b)	714	809,640
4.30%, 08/15/28 (Call 05/15/28)(b)	512	599,485
4.85%, 08/15/48 (Call 02/15/48)(b)	325	433,888
4.88%, 10/01/47 (Call 04/01/47)(b)	227	302,664
5.90%, 10/15/32	1,005	1,369,122
5.90%, 05/15/38	391	551,353
6.50%, 02/01/39	837	1,248,704
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	57	58,312
4.30%, 11/15/44 (Call 05/15/44)	613	758,637
4.95%, 03/15/26 (Call 12/15/25)	1,135	1,322,536
5.95%, 03/15/46 (Call 09/15/45)	110	165,529
6.95%, 04/15/29	1,458	1,997,766
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	410	429,774
4.38%, 01/15/28 (Call 10/15/27)	514	573,495
4.50%, 04/15/23 (Call 01/15/23)	300	311,730
4.90%, 06/01/44 (Call 12/01/43)	364	420,358
5.75%, 01/15/31 (Call 07/15/30)(b)	740	892,262
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(d)	400	431,200
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	180	188,028
5.63%, 10/15/25 (Call 10/15/21)(b)	506	518,751
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(b)	300	291,294
5.75%, 02/15/28 (Call 02/15/23)(b)(e)	150	145,511
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	65	65,566
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(b)	676	736,739
4.75%, 05/15/42 (Call 11/15/41)	528	602,918
5.00%, 06/15/45 (Call 12/15/44)	575	680,208
5.25%, 09/15/24 (Call 06/15/24)(b)	172	191,402
5.25%, 10/15/27 (Call 10/15/22)(b)	117	124,940
5.60%, 07/15/41 (Call 01/15/41)	677	845,620
5.85%, 12/15/25 (Call 09/15/25)	884	1,037,524
5.88%, 06/15/28 (Call 06/15/23)(b)	144	159,127
7.88%, 09/30/31	94	133,708
7.95%, 04/15/32	180	258,307
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	312	328,368
3.13%, 03/24/31 (Call 12/24/30)	218	228,739
3.25%, 12/01/26 (Call 10/01/26)	613	661,170
3.50%, 12/01/29 (Call 09/01/29)	899	973,545
4.40%, 03/24/51 (Call 09/24/50)	113	129,164
Security	Par (000)	Value

Oil & Gas (continued)
4.75%, 05/31/25 (Call 04/30/25)	$65	$72,899
Ecopetrol SA
4.13%, 01/16/25	500	523,800
5.38%, 06/26/26 (Call 03/26/26)	790	865,761
5.88%, 09/18/23	720	775,606
5.88%, 05/28/45	685	730,484
6.88%, 04/29/30 (Call 01/29/30)	800	964,144
7.38%, 09/18/43	540	660,571
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(d)	600	632,142
4.50%, 09/14/47 (Call 03/14/47)(d)	250	259,742
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	350	350,077
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(b)	126	129,784
5.75%, 01/30/28 (Call 01/30/23)(b)	330	346,493
6.63%, 07/15/25 (Call 07/15/22)(b)	305	322,647
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)(d)	100	101,797
4.88%, 03/30/26 (Call 12/30/25)(b)(d)	275	281,297
5.38%, 03/30/28 (Call 09/30/27)(b)(d)	485	496,286
5.88%, 03/30/31 (Call 09/30/30)(b)(d)	200	205,542
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 04/15/26 (Call 04/15/23)(b)	150	156,080
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	225	259,281
5.70%, 10/01/40(b)	100	131,474
Series X-R, 4.00%, 09/12/23(b)	280	298,813
Series X-R, 4.75%, 09/12/28(b)	335	397,816
Eni USA Inc., 7.30%, 11/15/27	90	118,462
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/22)(b)	200	183,422
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	632	652,079
3.15%, 04/01/25 (Call 01/01/25)	236	254,956
3.90%, 04/01/35 (Call 10/01/34)	273	320,729
4.15%, 01/15/26 (Call 10/15/25)	610	688,220
4.38%, 04/15/30 (Call 01/15/30)	274	328,016
4.95%, 04/15/50 (Call 10/15/49)	437	596,876
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	235	238,224
3.13%, 05/15/26 (Call 05/15/23)(b)	140	143,983
3.63%, 05/15/31 (Call 11/15/30)(b)	145	153,516
3.90%, 10/01/27 (Call 07/01/27)	565	612,166
5.00%, 01/15/29 (Call 07/15/28)	180	203,422
6.63%, 02/01/25 (Call 01/01/25)	525	606,590
7.50%, 02/01/30 (Call 11/01/29)	435	571,438
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,840	1,902,799
2.38%, 05/22/30 (Call 02/22/30)	881	922,275
2.45%, 01/17/23	1,339	1,381,152
2.65%, 01/15/24	1,315	1,383,170
2.88%, 04/06/25 (Call 03/06/25)	860	921,387
3.00%, 04/06/27 (Call 02/06/27)	134	146,520
3.13%, 04/06/30 (Call 01/06/30)	535	592,101
3.25%, 11/10/24	902	976,974
3.25%, 11/18/49 (Call 05/18/49)	641	693,549
3.63%, 09/10/28 (Call 06/10/28)	683	776,933
3.63%, 04/06/40 (Call 10/06/39)	335	385,672
3.70%, 03/01/24	1,599	1,727,911
3.70%, 04/06/50 (Call 10/06/49)	510	601,591

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.95%, 05/15/43	$526	$625,309
4.25%, 11/23/41	92	113,857
4.80%, 11/08/43	293	387,457
5.10%, 08/17/40	299	405,163
7.25%, 09/23/27	314	419,931
7.75%, 06/15/23	700	793,954
Exxon Mobil Corp.
1.57%, 04/15/23	1,056	1,078,514
1.90%, 08/16/22	436	443,774
2.02%, 08/16/24 (Call 07/16/24)	907	947,162
2.28%, 08/16/26 (Call 06/16/26)	506	536,416
2.44%, 08/16/29 (Call 05/16/29)	190	200,680
2.61%, 10/15/30 (Call 07/15/30)	1,159	1,240,188
2.71%, 03/06/25 (Call 12/06/24)	989	1,052,187
2.73%, 03/01/23 (Call 01/01/23)	575	594,648
2.99%, 03/19/25 (Call 02/19/25)	919	987,456
3.00%, 08/16/39 (Call 02/16/39)	330	347,500
3.04%, 03/01/26 (Call 12/01/25)	491	535,033
3.10%, 08/16/49 (Call 02/16/49)	383	402,322
3.18%, 03/15/24 (Call 12/15/23)	168	178,883
3.29%, 03/19/27 (Call 01/19/27)	860	956,122
3.45%, 04/15/51 (Call 10/15/50)	811	905,879
3.48%, 03/19/30 (Call 12/19/29)	1,381	1,569,147
3.57%, 03/06/45 (Call 09/06/44)	375	419,014
4.11%, 03/01/46 (Call 09/01/45)	717	869,327
4.23%, 03/19/40 (Call 09/19/39)	1,768	2,162,794
4.33%, 03/19/50 (Call 09/19/49)	1,517	1,926,818
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22(d)	600	621,906
6.00%, 11/27/23(d)	400	441,284
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(d)	3,800	4,238,140
7.29%, 08/16/37(d)	1,000	1,396,670
8.63%, 04/28/34(d)	700	1,045,205
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	200	202,086
Global Marine Inc., 7.00%, 06/01/28	100	68,363
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25 (Call 03/01/23)(b)	200	198,280
GS Caltex Corp., 1.63%, 07/27/25(d)	400	405,000
Guara Norte Sarl, 5.20%, 06/15/34(d)	638	657,535
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)	250	267,340
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(d)	200	212,608
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	720	764,942
4.30%, 04/01/27 (Call 01/01/27)	670	748,638
5.60%, 02/15/41	847	1,065,263
5.80%, 04/01/47 (Call 10/01/46)	540	703,382
6.00%, 01/15/40	202	260,695
7.13%, 03/15/33	280	380,274
7.30%, 08/15/31	215	294,118
7.88%, 10/01/29	109	150,709
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/22)(b)	225	228,240
5.75%, 02/01/29 (Call 02/01/24)(b)	300	306,675
6.00%, 02/01/31 (Call 02/01/26)(b)	300	312,915
6.25%, 11/01/28 (Call 11/01/23)(b)	220	229,480
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	212,968
Security	Par (000)	Value

Oil & Gas (continued)
HollyFrontier Corp.
2.63%, 10/01/23	$60	$62,108
4.50%, 10/01/30 (Call 07/01/30)	675	727,285
5.88%, 04/01/26 (Call 01/01/26)	444	514,294
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(d)	300	296,442
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	240	250,130
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	400	430,896
Indigo Natural Resources LLC, 5.38%, 02/01/29 (Call 02/02/24)(b)	330	343,949
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	255	253,949
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(d)	800	830,056
4.75%, 04/24/25(d)	200	223,816
4.75%, 04/19/27(d)	600	683,622
5.38%, 04/24/30(d)	400	476,284
5.75%, 04/19/47(d)	200	249,104
6.38%, 10/24/48(d)	400	525,736
Korea National Oil Corp.
2.63%, 04/14/26(d)	600	639,150
3.25%, 10/01/25(d)	200	217,738
4.00%, 01/23/24(d)	200	216,326
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(d)	400	389,472
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	200	193,344
9.50%, 01/15/25 (Call 01/15/22)	280	287,843
10.13%, 01/15/28 (Call 01/15/23)	185	195,724
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)(d)	85	88,556
6.13%, 06/30/25 (Call 03/30/25)(b)(d)	295	320,928
6.50%, 06/30/27 (Call 12/30/26)(b)(d)	515	565,168
6.75%, 06/30/30 (Call 12/30/29)(b)(d)	160	178,284
Lukoil International Finance BV
4.56%, 04/24/23(d)	1,124	1,190,204
4.75%, 11/02/26(d)	1,000	1,125,080
Lukoil Securities BV, 3.88%, 05/06/30(d)	200	212,582
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 05/15/31)(b)	150	153,833
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(b)	300	307,230
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	83	90,624
4.40%, 07/15/27 (Call 04/15/27)	1,025	1,168,028
5.20%, 06/01/45 (Call 12/01/44)	196	235,655
6.60%, 10/01/37	445	590,043
6.80%, 03/15/32	487	640,361
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,025	1,103,761
3.80%, 04/01/28 (Call 01/01/28)	280	314,087
4.50%, 05/01/23 (Call 04/01/23)	446	474,263
4.50%, 04/01/48 (Call 10/01/47)	317	366,544
4.70%, 05/01/25 (Call 04/01/25)	607	684,277
4.75%, 12/15/23 (Call 10/15/23)	169	183,794
4.75%, 09/15/44 (Call 03/15/44)	805	968,737
5.00%, 09/15/54 (Call 03/15/54)	50	61,558
5.13%, 12/15/26 (Call 09/15/26)	298	351,822
6.50%, 03/01/41 (Call 09/01/40)	435	611,967

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	$505	$513,156
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	400	415,976
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(d)	400	402,708
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(d)	200	212,900
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	285	294,265
6.50%, 01/15/25 (Call 01/15/22)(b)	237	244,705
7.13%, 02/01/27 (Call 02/01/23)(b)	570	600,142
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/22)(b)	350	315,714
10.50%, 05/15/27 (Call 05/15/22)(b)	245	235,156
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	660	868,283
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)	280	285,712
5.88%, 12/01/27 (Call 12/01/22)	265	275,510
6.38%, 07/15/28 (Call 07/15/24)	250	264,417
6.38%, 12/01/42 (Call 06/01/42)	175	174,475
6.88%, 08/15/24 (Call 08/15/21)	245	249,454
7.05%, 05/01/29	125	138,958
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	325	276,185
9.00%, 02/01/25 (Call 12/01/21)(b)(e)	185	190,576
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(b)	275	257,483
7.50%, 01/15/28 (Call 01/15/23)(b)	200	181,918
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.63%, 11/08/26(d)	200	204,364
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/22)(b)	200	203,558
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	265	277,402
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	185	192,061
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	510	514,304
2.90%, 08/15/24 (Call 06/15/24)	1,765	1,777,779
3.00%, 02/15/27 (Call 11/15/26)	400	396,440
3.13%, 02/15/22 (Call 11/15/21)	200	199,902
3.20%, 08/15/26 (Call 06/15/26)	520	518,216
3.40%, 04/15/26 (Call 01/15/26)	540	545,697
3.45%, 07/15/24 (Call 04/15/24)(e)	110	111,318
3.50%, 06/15/25 (Call 03/15/25)	450	458,253
3.50%, 08/15/29 (Call 05/15/29)	734	732,084
4.10%, 02/15/47 (Call 08/15/46)	355	335,986
4.20%, 03/15/48 (Call 09/15/47)	517	495,146
4.30%, 08/15/39 (Call 02/15/39)	440	436,304
4.40%, 04/15/46 (Call 10/15/45)	550	540,133
4.40%, 08/15/49 (Call 02/15/49)	395	384,023
4.50%, 07/15/44 (Call 01/15/44)	310	307,136
4.63%, 06/15/45 (Call 12/15/44)	350	351,638
5.50%, 12/01/25 (Call 09/01/25)	450	495,081
5.55%, 03/15/26 (Call 12/15/25)	560	612,926
5.88%, 09/01/25 (Call 06/01/25)	410	454,341
6.13%, 01/01/31 (Call 07/01/30)	585	691,675
6.20%, 03/15/40	355	411,370
6.38%, 09/01/28 (Call 03/01/28)	266	310,398
6.45%, 09/15/36	830	1,000,814
Security	Par (000)	Value

Oil & Gas (continued)
6.60%, 03/15/46 (Call 09/15/45)	$470	$578,217
6.63%, 09/01/30 (Call 03/01/30)	665	811,120
6.95%, 07/01/24	275	306,661
7.15%, 05/15/28	200	231,542
7.50%, 05/01/31	403	513,220
7.88%, 09/15/31	160	208,182
7.95%, 06/15/39	175	228,897
8.00%, 07/15/25 (Call 04/15/25)	360	428,555
8.50%, 07/15/27 (Call 01/15/27)	245	305,949
8.88%, 07/15/30 (Call 01/15/30)	475	640,689
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(d)	400	412,752
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(d)	200	221,912
7.63%, 11/07/24(d)	600	668,052
8.38%, 11/07/28(d)	200	232,130
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	415	442,328
Oil India Ltd., 5.13%, 02/04/29(d)	200	227,040
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	600	642,126
OQ SAOC, 5.13%, 05/06/28(b)	600	601,818
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	345	389,036
5.63%, 07/01/24	475	525,473
Ovintiv Inc.
5.15%, 11/15/41 (Call 05/15/41)	102	113,779
6.50%, 08/15/34	481	640,471
6.50%, 02/01/38	223	303,902
6.63%, 08/15/37	223	303,494
7.20%, 11/01/31	220	294,056
7.38%, 11/01/31	231	311,963
8.13%, 09/15/30	265	364,547
Par Petroleum LLC/Par Petroleum Finance Corp.,
7.75%, 12/15/25 (Call 12/15/21)(b)(e)	150	148,721
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	350	360,223
5.88%, 07/15/27 (Call 07/15/22)(b)	200	213,102
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	270	270,904
5.15%, 11/15/29 (Call 08/15/29)	180	186,484
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	465	242,790
7.25%, 06/15/25 (Call 06/15/22)	350	210,291
9.25%, 05/15/25 (Call 05/15/22)(b)	665	613,888
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/22)	355	366,743
6.13%, 09/15/24 (Call 09/15/21)	200	203,498
Penn Virginia Escrow LLC, 9.25%, 08/15/26 (Call 08/15/23)(b)	225	222,932
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(d)	1,000	984,400
2.30%, 02/09/31 (Call 11/09/30)(d)	1,000	962,740
3.10%, 01/21/30 (Call 10/21/29)(d)(e)	400	412,604
3.10%, 08/27/30 (Call 05/25/30)(d)	600	618,876
3.65%, 07/30/29(d)	400	429,204
4.15%, 02/25/60 (Call 08/25/59)(d)	400	403,212
4.18%, 01/21/50 (Call 07/21/49)(d)	800	827,736
4.70%, 07/30/49(d)	300	327,099
5.63%, 05/20/43(d)	200	237,696
6.00%, 05/03/42(d)	428	528,700
6.45%, 05/30/44(d)(e)	600	787,302
6.50%, 05/27/41(d)	200	261,746

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 11/07/48(d)	$400	$536,024
Petrobras Global Finance BV
5.09%, 01/15/30	1,498	1,622,304
5.30%, 01/27/25	600	672,774
5.50%, 06/10/51 (Call 12/10/50)	800	787,536
5.60%, 01/03/31 (Call 10/03/30)	1,200	1,337,904
5.75%, 02/01/29	100	112,866
6.00%, 01/27/28	800	911,680
6.75%, 01/27/41	600	697,416
6.75%, 06/03/50 (Call 12/03/49)	600	686,226
6.85%, 06/05/15	1,050	1,170,729
6.88%, 01/20/40	208	246,393
6.90%, 03/19/49	800	938,160
7.25%, 03/17/44	600	723,732
7.38%, 01/17/27	1,679	2,040,388
8.75%, 05/23/26	653	833,724
Petroleos del Peru SA
4.75%, 06/19/32(d)	600	620,466
5.63%, 06/19/47(d)	1,000	1,032,180
Petroleos Mexicanos
3.50%, 01/30/23	590	600,520
4.25%, 01/15/25	15	15,383
4.50%, 01/23/26	1,045	1,059,996
4.63%, 09/21/23	350	364,098
4.88%, 01/18/24	1,000	1,046,320
5.35%, 02/12/28	2,049	2,034,882
5.50%, 06/27/44	525	430,705
5.63%, 01/23/46	800	656,168
5.95%, 01/28/31 (Call 10/28/30)	1,739	1,708,515
6.35%, 02/12/48	1,450	1,240,344
6.38%, 01/23/45	850	733,983
6.49%, 01/23/27 (Call 11/23/26)	1,200	1,273,944
6.50%, 03/13/27	1,845	1,960,312
6.50%, 01/23/29	300	310,893
6.50%, 06/02/41	785	708,847
6.63%, 06/15/35	1,080	1,046,239
6.75%, 09/21/47	2,825	2,508,402
6.84%, 01/23/30 (Call 10/23/29)	2,205	2,298,801
6.88%, 10/16/25 (Call 09/16/25)(b)	600	662,454
6.88%, 08/04/26	1,000	1,097,010
6.95%, 01/28/60 (Call 07/28/59)	1,814	1,621,353
7.69%, 01/23/50 (Call 07/23/49)	3,805	3,697,509
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	415	543,932
Petron Corp., 5.95%, (Call 04/19/26)(a)(d)(g)	400	417,132
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	1,400	1,453,116
3.50%, 03/18/25(d)	600	651,264
3.50%, 04/21/30 (Call 01/21/30)(d)	2,100	2,303,490
4.50%, 03/18/45(d)	300	368,829
4.55%, 04/21/50 (Call 10/21/49)(d)	1,050	1,299,028
4.80%, 04/21/60 (Call 10/21/59)(d)	200	267,004
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	363	363,247
1.30%, 02/15/26 (Call 01/15/26)	361	362,123
2.15%, 12/15/30 (Call 09/15/30)	347	343,440
3.70%, 04/06/23	310	326,380
3.85%, 04/09/25 (Call 03/09/25)	770	845,729
3.90%, 03/15/28 (Call 12/15/27)	321	361,854
4.65%, 11/15/34 (Call 05/15/34)	442	530,957
4.88%, 11/15/44 (Call 05/15/44)	1,166	1,477,217
Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 05/01/42	$249	$347,400
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	980	952,246
2.15%, 01/15/31 (Call 10/15/30)	167	165,073
4.45%, 01/15/26 (Call 10/15/25)	215	243,255
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	200	205,566
7.13%, 01/15/26 (Call 11/15/21)(b)	175	180,329
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(d)	200	209,436
3.90%, 12/06/59(d)	200	215,844
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/22)(b)	450	450,022
5.13%, 10/06/24 (Call 10/06/21)(b)	200	200,666
Qatar Petroleum
1.38%, 09/12/26 (Call 08/12/26)(b)	1,000	1,004,130
2.25%, 07/12/31 (Call 04/12/31)(b)	1,400	1,420,650
3.13%, 07/12/41 (Call 01/12/41)(b)	1,600	1,661,056
3.30%, 07/12/51 (Call 01/12/51)(b)	1,800	1,867,374
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	200	226,140
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	355	367,844
5.00%, 08/15/22 (Call 05/15/22)	100	101,939
5.00%, 03/15/23 (Call 12/15/22)	250	258,647
8.25%, 01/15/29 (Call 01/15/24)(b)	320	354,413
9.25%, 02/01/26 (Call 02/01/22)	390	423,396
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 5.84%, 09/30/27(b)	505	577,232
Reliance Industries Ltd.
3.67%, 11/30/27(d)	600	661,158
4.13%, 01/28/25(d)	650	711,678
4.88%, 02/10/45(d)	250	317,325
SA Global Sukuk Ltd., 1.60%, 06/17/26 (Call 05/17/26)(d)	400	400,368
Saka Energi Indonesia PT, 4.45%, 05/05/24(d)	400	367,244
Santos Finance Ltd., 5.25%, 03/13/29 (Call 12/13/28)(d)	200	228,616
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(d)	200	202,122
1.63%, 11/24/25 (Call 10/24/25)(d)	1,200	1,213,092
2.25%, 11/24/30 (Call 08/24/30)(d)	1,200	1,191,780
2.88%, 04/16/24(d)	600	630,690
3.25%, 11/24/50 (Call 05/24/50)(d)	2,000	1,958,780
3.50%, 04/16/29(d)	1,200	1,315,428
3.50%, 11/24/70 (Call 05/24/70)(d)	1,000	976,140
4.25%, 04/16/39(d)	1,200	1,368,768
4.38%, 04/16/49(d)	1,500	1,761,780
SEPLAT Energy PLC
7.75%, 04/01/26 (Call 04/01/23)(b)	200	207,914
7.75%, 04/01/26 (Call 04/01/23)(d)	200	207,914
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(d)	105	79,343
Shell International Finance BV
0.38%, 09/15/23	391	391,375
2.00%, 11/07/24 (Call 10/07/24)	794	827,713
2.25%, 01/06/23	285	293,046
2.38%, 08/21/22	665	679,982
2.38%, 04/06/25 (Call 03/06/25)	660	696,010
2.38%, 11/07/29 (Call 08/07/29)	677	711,290
2.50%, 09/12/26	471	502,736
2.75%, 04/06/30 (Call 01/06/30)	498	537,332

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.88%, 05/10/26	$1,125	$1,223,066
3.13%, 11/07/49 (Call 05/07/49)	707	754,829
3.25%, 05/11/25	1,105	1,204,472
3.25%, 04/06/50 (Call 10/06/49)	898	981,218
3.40%, 08/12/23	365	387,364
3.50%, 11/13/23 (Call 10/13/23)	550	587,807
3.63%, 08/21/42	480	547,214
3.75%, 09/12/46	694	803,874
3.88%, 11/13/28 (Call 08/23/28)	630	728,998
4.00%, 05/10/46	1,176	1,402,639
4.13%, 05/11/35	957	1,154,238
4.38%, 05/11/45	1,154	1,446,158
4.55%, 08/12/43	771	978,314
5.50%, 03/25/40	593	830,230
6.38%, 12/15/38	958	1,430,256
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23(d)	200	207,632
4.25%, 04/24/43(d)	450	526,419
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23(d)	400	430,972
5.38%, 10/17/43(d)	600	811,926
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 04/10/24(d)	400	436,828
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(d)	600	644,184
4.10%, 04/28/45(d)	200	231,724
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(d)	600	642,456
3.50%, 05/03/26(d)	200	219,954
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(d)	450	458,946
3.25%, 09/13/27(d)	225	246,263
3.63%, 04/12/27(d)	200	222,136
4.25%, 04/12/47(d)	200	238,628
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	800	805,760
2.15%, 05/13/25 (Call 04/13/25)(d)	700	723,611
2.30%, 01/08/31(d)	1,400	1,412,838
2.50%, 08/08/24(d)	200	209,112
2.50%, 11/12/24(d)	600	630,138
2.70%, 05/13/30 (Call 02/13/30)(d)	1,300	1,354,210
2.95%, 08/08/29 (Call 05/08/29)(d)	400	424,848
2.95%, 11/12/29 (Call 08/12/29)(d)	465	494,416
3.10%, 01/08/51(d)	800	795,944
3.35%, 05/13/50(d)	200	208,222
3.44%, 11/12/49(d)	200	210,652
3.68%, 08/08/49 (Call 02/08/49)(d)(e)	200	219,384
3.75%, 09/12/23(d)	400	424,520
4.13%, 09/12/25(d)(e)	600	668,874
4.25%, 09/12/28(d)(e)	400	461,904
4.60%, 09/12/48(d)	200	252,608
SM Energy Co.
5.00%, 01/15/24 (Call 08/30/21)	175	173,635
5.63%, 06/01/25 (Call 06/01/22)	275	270,075
6.50%, 07/15/28 (Call 07/15/24)	20	19,927
6.63%, 01/15/27 (Call 01/15/22)(e)	200	199,236
6.75%, 09/15/26 (Call 09/15/21)	200	198,508
10.00%, 01/15/25 (Call 06/17/22)(b)	304	338,322
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	75,396
Security	Par (000)	Value

Oil & Gas (continued)
6.45%, 01/23/25 (Call 10/23/24)	$325	$355,530
7.50%, 04/01/26 (Call 04/01/22)	450	475,092
7.75%, 10/01/27 (Call 10/01/22)	204	218,859
8.38%, 09/15/28 (Call 09/15/23)	170	189,623
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	275	272,330
Suncor Energy Inc.
2.80%, 05/15/23	702	729,202
3.10%, 05/15/25 (Call 04/15/25)	124	132,958
3.60%, 12/01/24 (Call 09/01/24)	681	736,563
3.75%, 03/04/51 (Call 09/04/50)	446	493,762
4.00%, 11/15/47 (Call 05/15/47)	496	565,529
5.35%, 07/15/33	75	94,622
5.95%, 12/01/34	229	308,410
5.95%, 05/15/35	21	28,156
6.50%, 06/15/38	484	690,978
6.80%, 05/15/38	700	1,020,859
6.85%, 06/01/39	350	520,037
7.15%, 02/01/32	210	297,438
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	395	403,844
5.50%, 02/15/26 (Call 02/15/22)	175	180,110
5.88%, 03/15/28 (Call 03/15/23)	275	289,278
6.00%, 04/15/27 (Call 04/15/22)	280	292,247
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	275	286,264
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/21)(d)(e)	90	89,942
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	200	203,884
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	1,000	1,026,260
3.25%, 08/15/30 (Call 02/15/30)(d)	900	920,412
4.00%, 08/15/26(d)	400	434,512
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(d)	1,600	1,562,480
3.50%, 10/17/49(d)	200	181,626
3.75%, 06/18/50(d)	200	189,648
5.38%, 11/20/48(d)(e)	200	237,546
Tosco Corp., 8.13%, 02/15/30	110	160,713
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23.	590	617,093
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	841	885,371
2.70%, 01/25/23	474	491,059
2.83%, 01/10/30 (Call 10/10/29)	1,020	1,106,680
2.99%, 06/29/41 (Call 12/29/40)	446	467,591
3.13%, 05/29/50 (Call 11/29/49)	682	713,965
3.39%, 06/29/60 (Call 12/29/59)	338	367,825
3.46%, 02/19/29 (Call 11/19/28)	960	1,082,928
3.46%, 07/12/49 (Call 01/12/49)	391	433,302
3.70%, 01/15/24	698	753,435
3.75%, 04/10/24	1,108	1,203,266
TotalEnergies Capital SA, 3.88%, 10/11/28.	1,226	1,419,156
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/22)(b)	255	241,210
Transocean Inc.
6.80%, 03/15/38	300	163,467
7.25%, 11/01/25 (Call 11/01/21)(b)	200	159,458
7.50%, 01/15/26 (Call 01/15/22)(b)	275	212,685
7.50%, 04/15/31(e)	200	125,004
8.00%, 02/01/27 (Call 02/01/23)(b)	300	221,580
9.35%, 12/15/41	100	63,489

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
11.50%, 01/30/27 (Call 07/30/23)(b)	$549	$546,260
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)(e)	297	293,151
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	255	246,888
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/22)(b)	184	175,704
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26 (Call 06/28/22)(d)	200	222,892
Tullow Oil PLC
7.00%, 03/01/25 (Call 03/01/22)(d)	200	173,050
10.25%, 05/15/26 (Call 05/15/23)(b)	860	896,550
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/18/24)(d)	200	200,798
Ultrapar International SA
5.25%, 10/06/26(d)	400	441,292
5.25%, 06/06/29(d)	400	432,616
Valero Energy Corp.
1.20%, 03/15/24	502	506,518
2.15%, 09/15/27 (Call 07/15/27)	441	449,723
2.70%, 04/15/23	382	395,637
2.85%, 04/15/25 (Call 03/15/25)	790	837,503
3.40%, 09/15/26 (Call 06/15/26)	1,084	1,176,942
3.65%, 03/15/25	175	190,652
4.00%, 04/01/29 (Call 01/01/29)	644	721,608
4.35%, 06/01/28 (Call 03/01/28)	157	179,432
4.90%, 03/15/45(e)	443	552,523
6.63%, 06/15/37	618	857,314
7.50%, 04/15/32	345	487,509
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/22)(b)	163	142,322
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/22)(b)	87	87,412
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	450	469,993
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	235	246,329
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/21)(b)	250	240,230
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	155	166,224
3.70%, 09/15/26 (Call 06/15/26)(b)	145	158,115
4.50%, 03/04/29 (Call 12/04/28)(b)	738	837,667
YPF SA
6.95%, 07/21/27(d)	298	209,107
7.00%, 12/15/47 (Call 06/15/47)(d)	800	519,768
8.50%, 07/28/25(d)	201	157,443
8.75%, 04/04/24(d)	850	755,310
		363,057,626
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	395	402,414
6.88%, 04/01/27 (Call 04/01/22)(b)	350	367,685
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	425	438,375
3.14%, 11/07/29 (Call 08/07/29)	107	116,783
3.34%, 12/15/27 (Call 09/15/27)	468	515,081
4.08%, 12/15/47 (Call 06/15/47)	772	896,185
4.49%, 05/01/30 (Call 02/01/30)	111	132,534
Baker Hughes Holdings LLC, 5.13%, 09/15/40	738	963,533
Security	Par (000)	Value

Oil & Gas Services (continued)
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/21)(b)(k)	$50	$7,714
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	245	251,461
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(e)	200	200,510
ChampionX Corp., 6.38%, 05/01/26 (Call 05/01/22)	120	125,460
COSL Singapore Capital Ltd.
2.50%, 06/24/30 (Call 03/24/30)(d)	800	782,296
4.50%, 07/30/25(d)	200	220,530
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 04/01/22)(b)	165	166,142
Exterran Energy Solutions LP/EES Finance Corp.,
8.13%, 05/01/25 (Call 05/01/22)	175	154,007
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(e)	544	571,238
3.50%, 08/01/23 (Call 05/01/23)	307	323,127
3.80%, 11/15/25 (Call 08/15/25)	493	546,550
4.50%, 11/15/41 (Call 05/15/41)	115	130,222
4.75%, 08/01/43 (Call 02/01/43)	674	784,704
4.85%, 11/15/35 (Call 05/15/35)	927	1,105,216
5.00%, 11/15/45 (Call 05/15/45)	685	839,385
6.70%, 09/15/38	623	863,459
7.45%, 09/15/39	224	330,454
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	200	218,202
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(b)(e)	100	65,331
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	198	210,785
3.95%, 12/01/42 (Call 06/01/42)	460	459,959
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	200	198,668
6.00%, 02/01/28 (Call 11/01/27)	150	151,491
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	295	300,390
2.65%, 11/20/22 (Call 10/20/22)(b)	340	349,214
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	710	765,032
3.90%, 05/17/28 (Call 02/17/28)(b)	492	554,282
4.00%, 12/21/25 (Call 09/21/25)(b)	577	643,753
4.30%, 05/01/29 (Call 02/01/29)(b)	670	776,161
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	375	380,644
2.65%, 06/26/30 (Call 03/26/30)	445	472,648
3.65%, 12/01/23 (Call 09/01/23)	256	273,024
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	480	514,013
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/21)(b)	234	235,302
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/21)(b)	165	163,345
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/22)	315	329,871
6.88%, 09/01/27 (Call 09/01/22)	285	301,322
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(b)	200	207,948
11.00%, 12/01/24 (Call 12/01/21)(b)	955	988,282
		19,794,732

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	$38	$41,986
4.50%, 05/15/28 (Call 02/15/28)	105	123,282
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	801	835,860
2.69%, 05/25/31 (Call 02/25/31)	495	516,874
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(b)(f)	600	632,544
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	275	275,377
4.00%, 09/01/29 (Call 05/15/24)(b)	600	600,684
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	603	622,284
5.25%, 04/30/25 (Call 04/30/22)(b)	300	313,080
5.25%, 08/15/27 (Call 08/15/22)(b)	800	817,524
6.00%, 02/15/25 (Call 02/15/22)(b)	300	309,246
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	650	643,682
4.00%, 11/15/23	420	446,342
4.88%, 03/15/26 (Call 12/15/25)	350	390,768
5.00%, 03/15/22	100	102,325
5.25%, 07/01/25	575	649,899
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)(b)	330	330,924
1.57%, 01/15/26 (Call 12/15/25)(b)	722	727,314
1.65%, 01/15/27 (Call 12/15/26)(b)	302	302,248
4.50%, 02/15/26 (Call 02/15/22)(b)	54	55,080
4.88%, 07/15/26 (Call 07/15/22)(b)	415	437,717
5.63%, 07/15/27 (Call 07/15/22)(b)	285	300,752
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	100	105,810
5.38%, 01/15/28 (Call 01/15/23)(b)	280	294,678
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 01/15/23	475	497,273
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	157	168,654
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/22)	419	433,770
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	170	208,656
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(b)	226	228,827
7.88%, 07/15/26 (Call 07/15/22)(b)	105	109,586
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	235	251,048
Graphic Packaging International LLC
3.50%, 03/15/28(b)	275	279,015
3.50%, 03/01/29 (Call 09/01/28)(b)	170	169,364
4.13%, 08/15/24 (Call 05/15/24)	51	54,459
4.75%, 07/15/27 (Call 04/15/27)(b)	100	108,334
4.88%, 11/15/22 (Call 08/15/22)	275	286,657
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	90	94,766
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	335	348,521
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(b)	200	204,362
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(d)	400	394,176
Security	Par (000)	Value

Packaging & Containers (continued)
5.75%, 04/03/29 (Call 01/03/29)(d)	$400	$456,352
7.00%, 04/03/49 (Call 10/03/48)(d)	200	253,964
LABL Inc.
6.75%, 07/15/26 (Call 07/15/22)(b)	200	212,104
10.50%, 07/15/27 (Call 07/15/22)(b)	255	281,173
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/21)(b)	41	42,255
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/22)(b)	593	598,064
7.25%, 04/15/25 (Call 04/15/22)(b)	625	609,681
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	125	133,789
5.88%, 08/15/23(b)	350	375,532
6.38%, 08/15/25(b)	100	111,722
6.63%, 05/13/27 (Call 05/15/23)(b)	355	384,319
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	253	271,583
3.40%, 12/15/27 (Call 09/15/27)	424	469,847
3.65%, 09/15/24 (Call 06/15/24)	205	221,982
4.05%, 12/15/49 (Call 06/15/49)	170	204,719
4.50%, 11/01/23 (Call 08/01/23)	170	183,389
Pactiv LLC
7.95%, 12/15/25	100	112,270
8.38%, 04/15/27(e)	160	183,600
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/21)(b)	100	101,914
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(b)	425	424,494
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	170	181,664
4.88%, 12/01/22 (Call 09/01/22)(b)	100	103,854
5.13%, 12/01/24 (Call 09/01/24)(b)	75	81,470
5.25%, 04/01/23 (Call 01/01/23)(b)	75	78,943
5.50%, 09/15/25 (Call 06/15/25)(b)	175	195,044
6.88%, 07/15/33(b)	225	289,402
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	40	39,868
4.13%, 02/01/28 (Call 10/01/22)	305	316,529
4.75%, 03/15/25 (Call 03/15/22)	25	25,351
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	375	406,946
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	278	292,851
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	700	733,250
8.50%, 08/15/27 (Call 08/15/22)(b)	400	430,296
WestRock MWV LLC
7.95%, 02/15/31	85	123,059
8.20%, 01/15/30	122	174,454
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	408	433,492
3.00%, 06/15/33 (Call 03/15/33)	159	170,233
3.38%, 09/15/27 (Call 06/15/27)	125	137,669
3.75%, 03/15/25 (Call 01/15/25)	230	252,105
3.90%, 06/01/28 (Call 03/01/28)	255	290,425
4.00%, 03/15/28 (Call 12/15/27)	190	216,621
4.20%, 06/01/32 (Call 03/01/32)	247	290,845
4.65%, 03/15/26 (Call 01/15/26)	675	774,745
4.90%, 03/15/29 (Call 12/15/28)	588	714,338
		26,099,955

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 1.6%
AbbVie Inc.
2.30%, 11/21/22	$1,366	$1,400,314
2.60%, 11/21/24 (Call 10/21/24)	2,403	2,539,851
2.85%, 05/14/23 (Call 03/14/23)	170	176,700
2.90%, 11/06/22	1,166	1,203,009
2.95%, 11/21/26 (Call 09/21/26)	1,100	1,191,333
3.20%, 11/06/22 (Call 09/06/22)	888	915,528
3.20%, 05/14/26 (Call 02/14/26)	756	823,178
3.20%, 11/21/29 (Call 08/21/29)	1,863	2,049,263
3.25%, 10/01/22 (Call 07/01/22)	940	964,901
3.60%, 05/14/25 (Call 02/14/25)	1,273	1,390,778
3.75%, 11/14/23 (Call 10/14/23)	1,521	1,628,565
3.80%, 03/15/25 (Call 12/15/24)	1,038	1,137,305
3.85%, 06/15/24 (Call 03/15/24)	442	478,522
4.05%, 11/21/39 (Call 05/21/39)	1,319	1,565,693
4.25%, 11/14/28 (Call 08/14/28)	796	931,304
4.25%, 11/21/49 (Call 05/21/49)	2,599	3,186,452
4.30%, 05/14/36 (Call 11/14/35)	1,145	1,383,343
4.40%, 11/06/42	918	1,134,951
4.45%, 05/14/46 (Call 11/14/45)	990	1,223,105
4.50%, 05/14/35 (Call 11/14/34)	899	1,105,312
4.55%, 03/15/35 (Call 09/15/34)	1,135	1,399,761
4.63%, 10/01/42 (Call 04/01/42)	433	544,199
4.70%, 05/14/45 (Call 11/14/44)	1,653	2,095,938
4.75%, 03/15/45 (Call 09/15/44)	390	496,681
4.85%, 06/15/44 (Call 12/15/43)	550	713,971
4.88%, 11/14/48 (Call 05/14/48)	912	1,207,534
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	270	268,915
6.13%, 08/01/28 (Call 08/01/23)(b)	190	200,049
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	505	528,260
2.80%, 05/15/30 (Call 02/15/30)	217	229,425
3.25%, 03/01/25 (Call 12/01/24)	445	478,500
3.40%, 05/15/24 (Call 02/15/24)	670	714,233
3.45%, 12/15/27 (Call 09/15/27)	479	527,345
4.25%, 03/01/45 (Call 09/01/44)	110	129,760
4.30%, 12/15/47 (Call 06/15/47)	568	675,480
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	210	211,649
1.75%, 05/28/28 (Call 03/28/28)	620	631,030
2.25%, 05/28/31 (Call 02/28/31)	219	227,460
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	825	813,054
1.38%, 08/06/30 (Call 05/06/30)	832	806,324
2.13%, 08/06/50 (Call 02/06/50)	480	435,562
3.00%, 05/28/51 (Call 11/28/50)	505	540,794
3.13%, 06/12/27 (Call 03/12/27)	265	290,944
3.38%, 11/16/25	614	676,137
3.50%, 08/17/23 (Call 07/17/23)	397	421,161
4.00%, 01/17/29 (Call 10/17/28)	559	649,849
4.00%, 09/18/42	630	776,815
4.38%, 11/16/45	599	773,872
4.38%, 08/17/48 (Call 02/17/48)	568	741,001
6.45%, 09/15/37	537	818,667
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	850	920,040
9.25%, 04/01/26 (Call 04/01/22)(b)	675	729,364
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	750	773,677
Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 01/30/28 (Call 01/30/23)(b)	$680	$650,094
5.00%, 02/15/29 (Call 02/15/24)(b)	495	467,622
5.25%, 01/30/30 (Call 01/30/25)(b)	620	584,040
5.25%, 02/15/31 (Call 02/15/26)(b)	495	463,864
5.50%, 11/01/25 (Call 11/01/21)(b)	730	745,804
5.75%, 08/15/27 (Call 08/15/22)(b)	285	299,923
6.13%, 04/15/25 (Call 04/15/22)(b)	1,285	1,312,884
6.25%, 02/15/29 (Call 02/15/24)(b)	830	826,373
7.00%, 01/15/28 (Call 01/15/23)(b)	435	456,459
7.25%, 05/30/29 (Call 05/30/24)(b)	370	383,176
9.00%, 12/15/25 (Call 12/15/21)(b)	690	736,651
Bayer Corp., 6.65%, 02/15/28(b)	350	445,151
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	879	936,592
3.88%, 12/15/23 (Call 11/15/23)(b)	1,650	1,765,219
3.95%, 04/15/45 (Call 10/15/44)(b)	105	115,561
4.20%, 07/15/34 (Call 01/15/34)(b)	525	598,936
4.25%, 12/15/25 (Call 10/15/25)(b)	657	734,979
4.38%, 12/15/28 (Call 09/15/28)(b)	792	918,221
4.40%, 07/15/44 (Call 01/15/44)(b)	804	952,346
4.63%, 06/25/38 (Call 12/25/37)(b)	360	437,087
4.70%, 07/15/64 (Call 01/15/64)(b)	266	325,903
4.88%, 06/25/48 (Call 12/25/47)(b)	395	508,246
5.50%, 07/30/35(b)	55	70,375
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	280	300,801
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,020	1,011,667
2.82%, 05/20/30 (Call 02/20/30)	270	287,531
3.36%, 06/06/24 (Call 04/06/24)	832	890,789
3.70%, 06/06/27 (Call 03/06/27)	681	762,298
3.73%, 12/15/24 (Call 09/15/24)	445	484,347
3.79%, 05/20/50 (Call 11/20/49)	567	646,374
4.67%, 06/06/47 (Call 12/06/46)	655	834,182
4.69%, 12/15/44 (Call 06/15/44)	325	415,565
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	720	720,490
0.75%, 11/13/25 (Call 10/13/25)	506	504,522
1.13%, 11/13/27 (Call 09/13/27)	325	324,324
1.45%, 11/13/30 (Call 08/13/30)	865	848,937
2.00%, 08/01/22	439	446,814
2.35%, 11/13/40 (Call 05/13/40)	550	538,780
2.55%, 11/13/50 (Call 05/13/50)	663	647,850
2.75%, 02/15/23 (Call 01/15/23)	590	610,974
2.90%, 07/26/24 (Call 06/26/24)	796	850,152
3.20%, 06/15/26 (Call 04/15/26)	685	754,575
3.25%, 08/15/22	620	639,090
3.25%, 02/20/23 (Call 01/20/23)	358	373,451
3.25%, 11/01/23	15	15,981
3.25%, 02/27/27	345	384,354
3.25%, 08/01/42	453	499,922
3.40%, 07/26/29 (Call 04/26/29)	1,539	1,743,995
3.45%, 11/15/27 (Call 08/15/27)	1,057	1,188,375
3.55%, 08/15/22	498	514,862
3.63%, 05/15/24 (Call 02/15/24)	300	323,703
3.88%, 08/15/25 (Call 05/15/25)	271	301,721
3.90%, 02/20/28 (Call 11/20/27)	875	1,009,872
4.13%, 06/15/39 (Call 12/15/38)	1,105	1,362,410
4.25%, 10/26/49 (Call 04/26/49)	1,261	1,627,648
4.35%, 11/15/47 (Call 05/15/47)	473	611,414
4.50%, 03/01/44 (Call 09/01/43)	210	276,946

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.55%, 02/20/48 (Call 08/20/47)	$707	$939,525
4.63%, 05/15/44 (Call 11/15/43)	145	193,250
5.00%, 08/15/45 (Call 02/15/45)	383	533,573
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	976	1,036,639
3.20%, 03/15/23	25	26,084
3.41%, 06/15/27 (Call 03/15/27)	802	885,649
3.50%, 11/15/24 (Call 08/15/24)	405	436,655
3.75%, 09/15/25 (Call 06/15/25)	914	1,008,526
4.37%, 06/15/47 (Call 12/15/46)	359	416,214
4.50%, 11/15/44 (Call 05/15/44)	66	77,444
4.60%, 03/15/43	205	245,811
4.90%, 09/15/45 (Call 03/15/45)	403	496,641
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(b)	400	410,444
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	635	635,210
1.25%, 03/15/26 (Call 02/15/26)	260	262,257
2.38%, 03/15/31 (Call 12/15/30)	940	971,716
2.40%, 03/15/30 (Call 12/15/29)	613	637,434
3.00%, 07/15/23 (Call 05/16/23)	450	470,745
3.05%, 11/30/22 (Call 10/31/22)	60	62,022
3.05%, 10/15/27 (Call 07/15/27)	992	1,082,123
3.20%, 03/15/40 (Call 09/15/39)	205	217,946
3.25%, 04/15/25 (Call 01/15/25)	430	464,727
3.40%, 03/01/27 (Call 12/01/26)	358	395,422
3.40%, 03/15/50 (Call 09/15/49)	1,120	1,204,560
3.40%, 03/15/51 (Call 09/15/50)	591	637,317
3.50%, 06/15/24 (Call 03/17/24)	415	445,519
3.75%, 07/15/23 (Call 06/15/23)	569	603,959
3.88%, 10/15/47 (Call 04/15/47)	247	282,934
4.13%, 11/15/25 (Call 09/15/25)	976	1,096,585
4.38%, 10/15/28 (Call 07/15/28)	1,170	1,376,353
4.50%, 02/25/26 (Call 11/27/25)	460	525,426
4.80%, 08/15/38 (Call 02/15/38)	910	1,154,981
4.80%, 07/15/46 (Call 01/16/46)	685	883,403
4.90%, 12/15/48 (Call 06/15/48)	922	1,223,088
6.13%, 11/15/41	385	560,668
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,450	2,434,834
1.75%, 08/21/30 (Call 05/21/30)	1,212	1,189,360
1.88%, 02/28/31 (Call 11/28/30)	2,160	2,137,277
2.63%, 08/15/24 (Call 07/15/24)	824	870,053
2.70%, 08/21/40 (Call 02/21/40)	1,216	1,210,370
2.75%, 12/01/22 (Call 09/01/22)	1,161	1,191,825
2.88%, 06/01/26 (Call 03/01/26)	736	794,622
3.00%, 08/15/26 (Call 06/15/26)	470	510,199
3.25%, 08/15/29 (Call 05/15/29)	885	972,996
3.38%, 08/12/24 (Call 05/12/24)	526	564,729
3.63%, 04/01/27 (Call 02/01/27)	252	280,927
3.70%, 03/09/23 (Call 02/09/23)	386	405,416
3.75%, 04/01/30 (Call 01/01/30)	650	739,056
3.88%, 07/20/25 (Call 04/20/25)	1,358	1,502,383
4.00%, 12/05/23 (Call 09/05/23)	85	91,183
4.10%, 03/25/25 (Call 01/25/25)	102	113,153
4.13%, 04/01/40 (Call 10/01/39)	584	692,531
4.25%, 04/01/50 (Call 10/01/49)	699	855,464
4.30%, 03/25/28 (Call 12/25/27)	1,760	2,037,904
4.75%, 12/01/22 (Call 09/01/22)	370	387,405
4.78%, 03/25/38 (Call 09/25/37)	2,297	2,884,412
Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 07/20/35 (Call 01/20/35)	$972	$1,208,663
5.05%, 03/25/48 (Call 09/25/47)	2,639	3,514,277
5.13%, 07/20/45 (Call 01/20/45)	679	899,179
5.30%, 12/05/43 (Call 06/05/43)	521	705,549
6.13%, 09/15/39	261	370,150
6.25%, 06/01/27	424	532,099
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	270	289,599
5.90%, 08/28/28 (Call 05/28/28)	355	423,969
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	385	358,166
2.50%, 09/15/60 (Call 03/15/60)	692	655,338
2.75%, 06/01/25 (Call 03/01/25)	385	412,843
3.10%, 05/15/27 (Call 02/15/27)	1,470	1,621,042
3.38%, 03/15/29 (Call 12/15/28)	277	314,220
3.88%, 03/15/39 (Call 09/15/38)	9	10,876
3.95%, 05/15/47 (Call 11/15/46)	28	34,454
3.95%, 03/15/49 (Call 09/15/48)	866	1,076,187
4.15%, 03/15/59 (Call 09/15/58)	658	860,513
5.50%, 03/15/27	230	283,595
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	630	680,198
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 04/15/22)(b)	200	198,674
6.00%, 06/30/28 (Call 06/30/23)(b)	596	402,300
9.50%, 07/31/27 (Call 07/31/23)(b)(e)	440	441,351
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc.,
6.13%, 04/01/29 (Call 04/01/24)(b)	635	630,955
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	425	442,229
3.38%, 05/15/23	726	765,349
3.63%, 05/15/25	293	324,181
3.88%, 05/15/28	450	520,843
4.20%, 03/18/43	234	295,806
5.38%, 04/15/34	360	491,890
6.38%, 05/15/38	1,571	2,387,213
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	760	761,824
3.00%, 06/01/24 (Call 05/01/24)	501	534,767
3.38%, 06/01/29 (Call 03/01/29)	475	535,192
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	310	336,428
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(b)	295	297,794
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)	400	426,316
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	725	756,690
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	705	701,299
0.95%, 09/01/27 (Call 07/01/27)	388	384,605
1.30%, 09/01/30 (Call 06/01/30)	318	313,564
2.05%, 03/01/23 (Call 01/01/23)	146	149,649
2.10%, 09/01/40 (Call 03/01/40)	370	360,976
2.25%, 09/01/50 (Call 03/01/50)	648	625,365
2.45%, 03/01/26 (Call 12/01/25)	486	520,278
2.45%, 09/01/60 (Call 03/01/60)	625	612,862
2.63%, 01/15/25 (Call 11/15/24)	409	436,366
2.90%, 01/15/28 (Call 10/15/27)	499	549,938
2.95%, 03/03/27 (Call 12/03/26)	568	624,874
3.38%, 12/05/23	490	525,447

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 01/15/38 (Call 07/15/37)	$205	$238,319
3.50%, 01/15/48 (Call 07/15/47)	326	388,178
3.55%, 03/01/36 (Call 09/01/35)	356	423,238
3.63%, 03/03/37 (Call 09/03/36)	671	795,779
3.70%, 03/01/46 (Call 09/01/45)	1,201	1,459,864
3.75%, 03/03/47 (Call 09/03/46)	440	539,493
4.38%, 12/05/33 (Call 06/05/33)	453	577,376
4.50%, 09/01/40	215	284,527
4.50%, 12/05/43 (Call 06/05/43)	315	419,668
4.85%, 05/15/41	155	211,998
4.95%, 05/15/33	72	96,625
5.85%, 07/15/38	271	404,327
5.95%, 08/15/37	1,057	1,571,452
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	175	171,885
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	205	204,149
2.70%, 12/15/22 (Call 09/15/22)	465	476,918
3.80%, 03/15/24 (Call 12/15/23)	449	483,084
3.95%, 02/16/28 (Call 11/16/27)	760	870,018
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	626	706,716
4.60%, 06/01/44 (Call 12/01/43)	280	372,859
5.90%, 11/01/39	33	48,259
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	820	819,442
1.45%, 06/24/30 (Call 03/24/30)	410	406,027
2.35%, 06/24/40 (Call 12/24/39)	761	754,143
2.40%, 09/15/22 (Call 06/15/22)	461	469,879
2.45%, 06/24/50 (Call 12/24/49)	933	901,045
2.75%, 02/10/25 (Call 11/10/24)	1,385	1,479,831
2.80%, 05/18/23	732	764,376
2.90%, 03/07/24 (Call 02/07/24)	422	448,354
3.40%, 03/07/29 (Call 12/07/28)	691	782,924
3.60%, 09/15/42 (Call 03/15/42)	360	422,672
3.70%, 02/10/45 (Call 08/10/44)	1,339	1,582,390
3.90%, 03/07/39 (Call 09/07/38)	423	510,218
4.00%, 03/07/49 (Call 09/07/48)	284	354,327
4.15%, 05/18/43	587	739,878
6.50%, 12/01/33	435	651,895
6.55%, 09/15/37	110	169,820
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	8	11,480
Mylan Inc.
3.13%, 01/15/23(b)	300	310,794
4.20%, 11/29/23 (Call 08/29/23)	25	26,791
4.55%, 04/15/28 (Call 01/15/28)	689	799,033
5.20%, 04/15/48 (Call 10/15/47)	405	507,011
5.40%, 11/29/43 (Call 05/29/43)	356	451,137
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	209	216,455
2.00%, 02/14/27 (Call 12/14/26)	80	83,792
2.20%, 08/14/30 (Call 05/14/30)	343	360,884
2.40%, 09/21/22	795	814,565
2.75%, 08/14/50 (Call 02/14/50)	586	613,636
3.00%, 11/20/25 (Call 08/20/25)	421	458,330
3.10%, 05/17/27 (Call 02/17/27)	423	466,383
3.40%, 05/06/24	880	949,617
3.70%, 09/21/42	235	280,111
4.00%, 11/20/45 (Call 05/20/45)	630	787,191
4.40%, 05/06/44	1,003	1,317,802
Security	Par (000)	Value

Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	$1,110	$1,138,360
5.13%, 04/30/31 (Call 04/30/26)(b)	965	994,124
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)(e)	75	78,893
4.50%, 03/31/29 (Call 03/31/24)(b)	240	246,816
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	205	215,609
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	1,116	1,139,358
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	270	282,590
3.90%, 12/15/24 (Call 09/15/24)	330	354,186
4.38%, 03/15/26 (Call 12/15/25)	699	767,495
4.90%, 12/15/44 (Call 06/15/44)	385	418,730
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	577	581,252
1.70%, 05/28/30 (Call 02/28/30)	497	502,169
2.55%, 05/28/40 (Call 11/28/39)	259	265,827
2.63%, 04/01/30 (Call 01/01/30)	437	473,599
2.70%, 05/28/50 (Call 11/28/49)	378	384,460
2.75%, 06/03/26	999	1,090,818
2.95%, 03/15/24 (Call 02/15/24)	1,165	1,240,154
3.00%, 06/15/23	400	420,012
3.00%, 12/15/26	958	1,059,960
3.20%, 09/15/23 (Call 08/15/23)	955	1,010,801
3.40%, 05/15/24	325	352,125
3.45%, 03/15/29 (Call 12/15/28)	687	781,909
3.60%, 09/15/28 (Call 06/15/28)	539	618,842
3.90%, 03/15/39 (Call 09/15/38)	225	273,058
4.00%, 12/15/36	337	415,983
4.00%, 03/15/49 (Call 09/15/48)	443	554,224
4.10%, 09/15/38 (Call 03/15/38)	525	649,257
4.13%, 12/15/46	395	499,244
4.20%, 09/15/48 (Call 03/15/48)	786	1,008,320
4.30%, 06/15/43	268	344,176
4.40%, 05/15/44	641	837,806
5.60%, 09/15/40	290	425,021
7.20%, 03/15/39	866	1,432,762
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	200	198,222
5.13%, 01/15/28 (Call 01/15/23)(b)	275	290,818
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	464	489,724
3.63%, 06/19/28 (Call 03/19/28)	354	407,224
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	932	974,033
3.20%, 09/23/26 (Call 06/23/26)	1,319	1,436,892
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	688	691,578
3.03%, 07/09/40 (Call 01/09/40)	801	831,750
3.18%, 07/09/50 (Call 01/09/50)	758	787,805
3.38%, 07/09/60 (Call 01/09/60)	330	354,638
4.40%, 11/26/23 (Call 10/26/23)	435	471,479
5.00%, 11/26/28 (Call 08/26/28)	1,158	1,408,545
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22.	400	402,016
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	412	455,272
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/23	1,172	1,161,182

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.15%, 10/01/26	$1,140	$1,093,841
4.10%, 10/01/46	1,045	922,066
6.00%, 04/15/24 (Call 01/15/24)	800	841,200
6.75%, 03/01/28 (Call 12/01/27)(e)	400	444,720
7.13%, 01/31/25 (Call 10/31/24)	900	988,668
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,093	1,213,613
5.25%, 06/15/46 (Call 12/15/45)	765	952,654
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(b)	262	266,837
2.30%, 06/22/27 (Call 04/22/27)(b)	635	653,371
2.70%, 06/22/30 (Call 03/22/30)(b)	361	370,567
3.85%, 06/22/40 (Call 12/22/39)(b)	745	812,355
4.00%, 06/22/50 (Call 12/22/49)(b)	709	767,067
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(b)	60	63,052
Wyeth LLC
5.95%, 04/01/37	1,436	2,094,162
6.00%, 02/15/36	472	688,336
6.45%, 02/01/24	850	976,752
6.50%, 02/01/34	576	854,317
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	659	666,420
3.00%, 09/12/27 (Call 06/15/27)	673	734,721
3.00%, 05/15/50 (Call 11/15/49)	335	355,797
3.25%, 02/01/23 (Call 11/01/22)	750	776,760
3.90%, 08/20/28 (Call 05/20/28)	296	340,598
3.95%, 09/12/47 (Call 03/12/47)	380	462,042
4.45%, 08/20/48 (Call 02/20/48)	190	248,746
4.50%, 11/13/25 (Call 08/13/25)	405	461,668
4.70%, 02/01/43 (Call 08/01/42)	329	434,188
		239,900,572
Pipelines — 1.2%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(d)	600	670,968
4.60%, 11/02/47(d)	1,000	1,190,000
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(d)	250	255,903
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	345	356,137
5.75%, 03/01/27 (Call 03/01/22)(b)	300	309,597
5.75%, 01/15/28 (Call 01/15/23)(b)	250	261,775
7.88%, 05/15/26 (Call 05/15/23)(b)	310	343,666
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	50	51,870
7.63%, 12/15/25 (Call 12/15/22)(b)	320	344,746
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	24	24,767
3.40%, 02/15/31 (Call 11/15/30)	300	323,895
4.45%, 07/15/27 (Call 04/15/27)	275	312,631
4.80%, 05/03/29 (Call 02/03/29)	243	284,589
4.95%, 12/15/24 (Call 09/15/24)	220	245,612
5.95%, 06/01/26 (Call 03/01/26)	313	372,376
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	380	385,176
4.13%, 03/01/25 (Call 02/01/25)(b)	200	207,292
4.13%, 12/01/27 (Call 09/01/27)	200	204,040
4.15%, 07/01/23 (Call 04/01/23)	262	271,264
4.35%, 10/15/24 (Call 07/15/24)	150	158,373
4.50%, 03/01/28 (Call 12/01/27)(b)	235	242,203
Security	Par (000)	Value

Pipelines (continued)
5.60%, 10/15/44 (Call 04/15/44)	$147	$145,676
5.85%, 11/15/43 (Call 05/15/43)	200	203,172
6.38%, 01/22/78 (Call 01/22/23)(a)	202	188,349
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	640	697,293
3.30%, 01/15/35 (Call 09/15/34)(b)	622	681,743
3.40%, 01/15/38 (Call 07/15/37)(b)	175	189,096
3.70%, 01/15/39 (Call 07/15/38)(b)	25	28,339
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	446	492,776
5.13%, 06/30/27 (Call 01/01/27)	643	753,146
5.88%, 03/31/25 (Call 10/02/24)	1,002	1,145,296
7.00%, 06/30/24 (Call 01/01/24)	890	1,016,433
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	960	1,013,971
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(b)	675	713,860
4.50%, 10/01/29 (Call 10/01/24)	930	1,003,098
5.63%, 10/01/26 (Call 10/01/21)	530	547,490
CNPC Global Capital Ltd.
1.13%, 06/23/23 (Call 05/23/23)(d)	600	602,826
2.00%, 06/23/30 (Call 03/23/30)(d)	800	788,736
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/22)(b)	50	51,773
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	50	55,099
7.63%, 04/15/32(b)	15	22,064
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	318	358,306
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	128	144,460
5.80%, 06/01/45 (Call 12/01/44)	422	589,610
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	750	777,315
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(b)	320	326,637
5.75%, 04/01/25 (Call 04/01/22)	300	307,257
6.00%, 02/01/29 (Call 02/01/24)(b)	335	348,088
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	175	179,587
4.95%, 04/01/22 (Call 01/01/22)	25	25,359
5.13%, 05/15/29 (Call 02/15/29)	540	602,278
5.38%, 07/15/25 (Call 04/15/25)	420	466,204
5.60%, 04/01/44 (Call 10/01/43)	110	126,360
5.63%, 07/15/27 (Call 04/15/27)	260	295,854
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	275	257,757
6.45%, 11/03/36(b)	165	199,650
6.75%, 09/15/37(b)	200	248,814
8.13%, 08/16/30	150	200,049
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.75%, 05/15/25 (Call 05/15/22)(e)	126	128,226
7.13%, 06/01/28 (Call 06/01/24)(b)	185	193,194
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	490	502,461
4.38%, 06/15/31 (Call 06/15/26)(b)	495	513,657
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(b)	359	386,402
3.60%, 12/15/24 (Call 09/15/24)(b)	53	57,345
4.60%, 12/15/44 (Call 06/15/44)(b)	275	334,287

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.80%, 11/01/43 (Call 05/01/43)(b)	$407	$500,508
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	560	597,548
4.15%, 09/15/29 (Call 06/15/29)	537	596,720
4.40%, 03/15/27 (Call 12/15/26)	187	208,980
4.95%, 05/15/28 (Call 02/15/28)	307	354,545
5.00%, 05/15/44 (Call 11/15/43)	527	583,526
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	285	376,961
5.88%, 10/15/25 (Call 07/15/25)	325	384,225
7.38%, 10/15/45 (Call 04/15/45)	200	320,726
Series B, 7.50%, 04/15/38	67	101,365
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	283	297,804
2.50%, 08/01/33 (Call 05/01/33)	260	265,070
3.13%, 11/15/29 (Call 08/15/29)	246	265,343
3.40%, 08/01/51 (Call 02/01/51)	140	144,675
3.50%, 06/10/24 (Call 03/10/24)	130	139,567
3.70%, 07/15/27 (Call 04/15/27)	321	358,287
4.00%, 10/01/23 (Call 07/01/23)	238	253,867
4.00%, 11/15/49 (Call 05/15/49)	370	419,136
4.25%, 12/01/26 (Call 09/01/26)	373	423,844
4.50%, 06/10/44 (Call 12/10/43)	405	485,623
5.50%, 12/01/46 (Call 05/29/46)	393	536,284
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	475	501,125
3.45%, 01/15/23 (Call 10/15/22)	235	242,529
3.60%, 02/01/23 (Call 11/01/22)	559	578,671
3.75%, 05/15/30 (Call 02/15/30)	413	450,558
3.90%, 07/15/26 (Call 04/15/26)	240	264,161
4.00%, 10/01/27 (Call 07/01/27)	149	166,056
4.05%, 03/15/25 (Call 12/15/24)	451	490,341
4.20%, 04/15/27 (Call 01/15/27)	415	463,227
4.25%, 03/15/23 (Call 12/15/22)	319	334,066
4.25%, 04/01/24 (Call 01/01/24)	199	214,094
4.50%, 04/15/24 (Call 03/15/24)	590	641,944
4.75%, 01/15/26 (Call 10/15/25)	985	1,111,553
4.90%, 02/01/24 (Call 11/01/23)	123	133,551
4.90%, 03/15/35 (Call 09/15/34)	460	536,687
4.95%, 06/15/28 (Call 03/15/28)	385	448,937
4.95%, 01/15/43 (Call 07/15/42)	205	225,707
5.00%, 05/15/50 (Call 11/15/49)	726	851,155
5.15%, 02/01/43 (Call 08/01/42)	217	248,168
5.15%, 03/15/45 (Call 09/15/44)	318	369,917
5.25%, 04/15/29 (Call 01/15/29)	597	710,693
5.30%, 04/01/44 (Call 10/01/43)	15	17,595
5.30%, 04/15/47 (Call 10/15/46)	378	447,193
5.35%, 05/15/45 (Call 11/15/44)	489	577,646
5.40%, 10/01/47 (Call 04/01/47)	1,128	1,358,383
5.50%, 06/01/27 (Call 03/01/27)	272	322,690
5.88%, 01/15/24 (Call 10/15/23)	265	292,809
5.95%, 12/01/25 (Call 09/01/25)	400	468,916
5.95%, 10/01/43 (Call 04/01/43)	240	301,963
6.00%, 06/15/48 (Call 12/15/47)	380	484,774
6.05%, 06/01/41 (Call 12/01/40)	185	232,164
6.10%, 02/15/42	214	271,003
6.13%, 12/15/45 (Call 06/15/45)	607	776,262
6.25%, 04/15/49 (Call 10/15/48)	1,277	1,683,495
6.50%, 02/01/42 (Call 08/01/41)	745	976,144
6.63%, 10/15/36	117	155,874
Security	Par (000)	Value

Pipelines (continued)
7.50%, 07/01/38	$225	$319,012
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	97	120,754
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	29	30,941
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	50	53,503
5.00%, 10/01/22 (Call 07/01/22)	98	101,811
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	220	228,914
5.63%, 01/15/28 (Call 07/15/27)(b)	280	296,570
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	338	349,786
4.40%, 04/01/24 (Call 01/01/24)	300	314,592
4.85%, 07/15/26 (Call 04/15/26)	275	287,292
5.05%, 04/01/45 (Call 10/01/44)	100	93,117
5.45%, 06/01/47 (Call 12/01/46)	250	242,593
5.60%, 04/01/44 (Call 10/01/43)	211	205,788
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	855	915,756
3.13%, 07/31/29 (Call 04/30/29)	350	381,867
3.20%, 02/15/52 (Call 08/15/51)	403	408,287
3.35%, 03/15/23 (Call 12/15/22)	804	835,854
3.70%, 02/15/26 (Call 11/15/25)	79	87,815
3.70%, 01/31/51 (Call 07/31/50)	474	520,789
3.75%, 02/15/25 (Call 11/15/24)	852	930,980
3.90%, 02/15/24 (Call 11/15/23)	582	625,563
3.95%, 02/15/27 (Call 11/15/26)	413	465,187
3.95%, 01/31/60 (Call 07/31/59)	1,037	1,166,594
4.15%, 10/16/28 (Call 07/16/28)	1,069	1,238,714
4.20%, 01/31/50 (Call 07/31/49)	519	607,765
4.25%, 02/15/48 (Call 08/15/47)	851	998,155
4.45%, 02/15/43 (Call 08/15/42)	730	879,321
4.80%, 02/01/49 (Call 08/01/48)	697	877,509
4.85%, 08/15/42 (Call 02/15/42)	277	345,749
4.85%, 03/15/44 (Call 09/15/43)	801	1,003,541
4.90%, 05/15/46 (Call 11/15/45)	575	723,982
4.95%, 10/15/54 (Call 04/15/54)	293	379,866
5.10%, 02/15/45 (Call 08/15/44)	470	602,286
5.38%, 02/15/78 (Call 02/15/28)(a)	210	215,918
5.70%, 02/15/42	303	414,837
5.95%, 02/01/41	137	193,147
6.13%, 10/15/39	110	156,283
6.45%, 09/01/40	85	124,171
7.55%, 04/15/38	170	265,870
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	220	229,095
Series H, 6.65%, 10/15/34.	45	64,452
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	260	266,617
4.13%, 12/01/26 (Call 09/01/26)	250	253,668
4.50%, 01/15/29 (Call 07/15/28)(b)	395	401,490
4.75%, 07/15/23 (Call 06/15/23)	301	313,753
4.75%, 01/15/31 (Call 07/15/30)(b)	534	545,497
5.50%, 07/15/28 (Call 04/15/28)	400	433,440
6.00%, 07/01/25 (Call 04/01/25)(b)	350	380,866
6.50%, 07/01/27 (Call 01/01/27)(b)	385	432,247
6.50%, 07/15/48 (Call 01/15/48)	285	312,919
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(b)	125	131,294
Florida Gas Transmission Co. LLC
2.55%, 07/01/30 (Call 04/01/30)(b)	5	5,174
4.35%, 07/15/25 (Call 04/15/25)(b)	31	34,581

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(d)	$200	$202,610
2.16%, 03/31/34(d)	800	792,160
2.63%, 03/31/36(d)	1,200	1,189,356
2.94%, 09/30/40(d)	1,000	1,006,940
3.25%, 09/30/40(d)	900	912,780
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/22)	104	103,070
6.25%, 05/15/26 (Call 02/15/22)	200	197,376
6.50%, 10/01/25 (Call 10/01/21)	250	249,100
7.75%, 02/01/28 (Call 02/01/23)	350	353,668
8.00%, 01/15/27 (Call 01/15/24)	510	525,810
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	130	136,520
7.00%, 08/01/27 (Call 08/01/22)	130	136,643
GNL Quintero SA, 4.63%, 07/31/29(d)	600	651,678
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	110	112,330
3.45%, 10/15/27 (Call 08/15/27)(b)	200	212,690
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25
(Call 06/15/25)(b)	50	55,994
Harvest Midstream I LP, 7.50%, 09/01/28
(Call 09/01/23)(b)	320	342,250
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(b)	300	314,115
5.63%, 02/15/26 (Call 02/15/22)(b)	395	410,650
Holly Energy Partners LP/Holly Energy Finance Corp.,
5.00%, 02/01/28 (Call 02/01/23)(b)	240	243,290
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	605	603,518
KazTransGas JSC, 4.38%, 09/26/27(d)	400	443,480
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	348	361,172
3.50%, 09/01/23 (Call 06/01/23)	350	368,655
3.95%, 09/01/22 (Call 06/01/22)	588	605,375
4.15%, 02/01/24 (Call 11/01/23)	98	105,654
4.25%, 09/01/24 (Call 06/01/24)	111	121,670
4.30%, 05/01/24 (Call 02/01/24)	18	19,592
4.70%, 11/01/42 (Call 05/01/42)	65	77,431
5.00%, 08/15/42 (Call 02/15/42)	205	250,408
5.00%, 03/01/43 (Call 09/01/42)	75	92,065
5.40%, 09/01/44 (Call 03/01/44)	350	447,398
5.50%, 03/01/44 (Call 09/01/43)	859	1,108,471
5.63%, 09/01/41	265	343,832
5.80%, 03/15/35	107	140,527
6.38%, 03/01/41	228	319,763
6.50%, 02/01/37	30	41,947
6.50%, 09/01/39	90	127,859
6.55%, 09/15/40	100	142,545
6.95%, 01/15/38	462	669,498
7.30%, 08/15/33	155	223,000
7.40%, 03/15/31	114	160,519
7.50%, 11/15/40	114	170,966
7.75%, 03/15/32	68	99,143
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	680	669,052
3.15%, 01/15/23 (Call 12/15/22)	746	774,042
3.25%, 08/01/50 (Call 02/01/50)	295	292,215
3.60%, 02/15/51 (Call 08/15/50)	185	194,159
4.30%, 06/01/25 (Call 03/01/25)	906	1,009,900
4.30%, 03/01/28 (Call 12/01/27)	1,030	1,187,641

	Par
Security	(000)	Value

Pipelines (continued)
5.05%, 02/15/46 (Call 08/15/45)	$296	$367,540
5.20%, 03/01/48 (Call 09/01/47)	813	1,047,851
5.30%, 12/01/34 (Call 06/01/34)	637	802,251
5.55%, 06/01/45 (Call 12/01/44)	1,180	1,547,558
5.63%, 11/15/23 (Call 08/15/23)(b)	525	576,508
7.75%, 01/15/32	502	735,897
7.80%, 08/01/31	178	258,075
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	155	169,204
3.95%, 03/01/50 (Call 09/01/49)	410	451,853
4.20%, 10/03/47 (Call 04/03/47)	420	475,369
4.25%, 09/15/46 (Call 03/15/46)	131	149,928
4.85%, 02/01/49 (Call 08/01/48)	260	318,822
5.00%, 03/01/26 (Call 12/01/25)	260	300,225
5.15%, 10/15/43 (Call 04/15/43)	120	152,428
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/28/25(b)(e)	100	102,983
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	238	250,547
4.63%, 04/01/29 (Call 01/01/29)(b)	252	273,118
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	992	1,006,642
2.65%, 08/15/30 (Call 05/15/30)	873	895,026
3.38%, 03/15/23 (Call 02/15/23)	548	571,613
3.50%, 12/01/22 (Call 11/01/22)	88	91,279
4.00%, 02/15/25 (Call 11/15/24)	90	98,552
4.00%, 03/15/28 (Call 12/15/27)	689	774,278
4.13%, 03/01/27 (Call 12/01/26)	1,025	1,155,482
4.25%, 12/01/27 (Call 09/01/27)	332	378,965
4.50%, 07/15/23 (Call 04/15/23)	123	131,235
4.50%, 04/15/38 (Call 10/15/37)	444	513,761
4.70%, 04/15/48 (Call 10/15/47)	496	585,508
4.80%, 02/15/29 (Call 11/15/28)	362	428,228
4.88%, 12/01/24 (Call 09/01/24)	900	1,005,651
4.88%, 06/01/25 (Call 03/01/25)	1,170	1,324,218
4.90%, 04/15/58 (Call 10/15/57)	230	280,473
5.20%, 03/01/47 (Call 09/01/46)	505	626,149
5.20%, 12/01/47 (Call 06/01/47)	190	233,626
5.50%, 02/15/49 (Call 08/15/48)	1,174	1,532,774
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	725	732,815
6.75%, 09/15/25 (Call 09/15/22)(b)	610	622,456
NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	990	1,020,442
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/22)(e)	300	254,691
7.50%, 11/01/23 (Call 11/01/21)	250	240,328
7.50%, 04/15/26 (Call 04/15/22)(e)	195	164,241
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	80	83,499
4.88%, 08/15/27 (Call 02/15/27)(b)	245	282,877
7.77%, 12/15/37(b)	335	488,299
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	529	559,127
4.30%, 01/15/49 (Call 07/15/48)(b)	50	60,770
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/22)(b)	150	154,847
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	168	189,077

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	$225	$243,416
5.75%, 10/01/25 (Call 07/01/25)	265	289,706
6.00%, 06/01/26 (Call 03/01/26)	300	325,425
6.38%, 10/01/30 (Call 04/01/30)	310	344,639
Oasis Midstream Partners LP/OMP Finance Corp.,
8.00%, 04/01/29 (Call 04/01/24)(b)	255	266,192
Oleoducto Central SA, 4.00%, 07/14/27
(Call 04/14/27)(d)	200	206,516
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	10	10,315
2.75%, 09/01/24 (Call 08/01/24)	395	415,441
3.10%, 03/15/30 (Call 12/15/29)	441	467,389
3.40%, 09/01/29 (Call 06/01/29)	583	628,894
4.00%, 07/13/27 (Call 04/13/27)	265	296,145
4.35%, 03/15/29 (Call 12/15/28)	282	321,347
4.45%, 09/01/49 (Call 03/01/49)	240	272,722
4.50%, 03/15/50 (Call 09/15/49)	445	506,241
4.55%, 07/15/28 (Call 04/15/28)	348	401,028
4.95%, 07/13/47 (Call 01/06/47)	403	482,161
5.20%, 07/15/48 (Call 01/15/48)	378	471,714
5.85%, 01/15/26 (Call 12/15/25)	153	181,248
6.00%, 06/15/35	73	93,052
6.35%, 01/15/31 (Call 10/15/30)	310	403,338
7.15%, 01/15/51 (Call 07/15/50)	215	322,216
7.50%, 09/01/23 (Call 06/01/23)	125	140,305
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	581	596,060
4.90%, 03/15/25 (Call 12/15/24)	305	341,902
5.00%, 09/15/23 (Call 06/15/23)	115	123,971
6.13%, 02/01/41 (Call 08/01/40)	272	355,501
6.20%, 09/15/43 (Call 03/15/43)	398	534,124
6.65%, 10/01/36	215	294,415
6.85%, 10/15/37	145	200,879
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%,
05/15/23 (Call 08/30/21)(e)	250	242,238
Peru LNG Srl, 5.38%, 03/22/30(d)	600	461,976
Petrons Energy Canada Ltd., 2.11%, 03/23/28(d)	400	405,696
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	757	789,513
3.15%, 12/15/29 (Call 09/15/29)	414	438,149
3.55%, 10/01/26 (Call 07/01/26)	636	695,256
3.75%, 03/01/28 (Call 12/01/27)	797	879,274
4.68%, 02/15/45 (Call 08/15/44)	35	40,132
4.90%, 10/01/46 (Call 04/01/46)	165	196,358
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	10	10,254
3.55%, 12/15/29 (Call 09/15/29)	482	515,292
3.60%, 11/01/24 (Call 08/01/24)	825	881,884
3.80%, 09/15/30 (Call 06/15/30)	146	158,238
3.85%, 10/15/23 (Call 07/15/23)	195	206,066
4.30%, 01/31/43 (Call 07/31/42)	520	533,452
4.50%, 12/15/26 (Call 09/15/26)	433	489,030
4.65%, 10/15/25 (Call 07/15/25)	660	739,477
4.70%, 06/15/44 (Call 12/15/43)	275	295,218
4.90%, 02/15/45 (Call 08/15/44)	248	271,624
5.15%, 06/01/42 (Call 12/01/41)	404	458,746
6.65%, 01/15/37	465	617,548
Rattler Midstream LP, 5.63%, 07/15/25
(Call 07/15/22)(b)	215	224,626

	Par
Security	(000)	Value

Pipelines (continued)
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	$240	$245,023
4.80%, 05/15/30 (Call 02/15/30)(b)	175	178,029
4.95%, 07/15/29 (Call 04/15/29)(b)	295	303,915
6.88%, 04/15/40(b)	280	294,456
7.50%, 07/15/38(b)	125	138,544
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	93	106,743
4.68%, 05/01/38 (Call 11/01/37)(b)	165	203,138
4.83%, 05/01/48 (Call 11/01/47)(b)	58	73,179
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	578	656,700
4.50%, 05/15/30 (Call 11/15/29)	420	491,295
5.00%, 03/15/27 (Call 09/15/26)	1,112	1,295,513
5.63%, 04/15/23 (Call 01/15/23)	694	743,364
5.63%, 03/01/25 (Call 12/01/24)	726	831,343
5.75%, 05/15/24 (Call 02/15/24)	309	346,058
5.88%, 06/30/26 (Call 12/31/25)	609	724,284
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(b)	140	141,172
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	1,350	1,602,774
Southern Natural Gas Co. LLC, 4.80%, 03/15/47
(Call 09/15/46)(b)	80	100,068
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	143	156,160
3.50%, 03/15/25 (Call 12/15/24)	120	129,833
4.50%, 03/15/45 (Call 09/15/44)	431	518,148
4.75%, 03/15/24 (Call 12/15/23)	90	98,660
5.95%, 09/25/43 (Call 03/25/43)	250	349,890
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp., 5.75%, 04/15/25 (Call 04/15/22)	200	184,240
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(b)	66	66,979
5.50%, 01/15/28 (Call 01/15/23)(b)	262	268,896
6.00%, 03/01/27 (Call 03/01/23)(b)	475	491,587
6.00%, 12/31/30 (Call 12/31/25)(b)	320	336,877
7.50%, 10/01/25 (Call 10/01/22)(b)	245	266,109
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(b)	505	522,018
4.88%, 02/01/31 (Call 02/01/26)(b)	465	502,609
5.00%, 01/15/28 (Call 01/15/23)	305	320,741
5.38%, 02/01/27 (Call 02/01/22)	230	238,687
5.50%, 03/01/30 (Call 03/01/25)	460	507,099
5.88%, 04/15/26 (Call 04/15/22)	348	364,339
6.50%, 07/15/27 (Call 07/15/22)	300	324,987
6.88%, 01/15/29 (Call 01/15/24)	325	364,955
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	92	102,971
4.38%, 03/13/25 (Call 12/13/24)	96	106,133
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	210	220,920
7.00%, 10/15/28	25	32,915
7.63%, 04/01/37	50	73,604
Texas Eastern Transmission LP
2.80%, 10/15/22 (Call 07/15/22)(b)	200	204,152
3.50%, 01/15/28 (Call 10/15/27)(b)	13	14,300
4.15%, 01/15/48 (Call 07/15/47)(b)	361	413,731
7.00%, 07/15/32	50	70,580

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
2.50%, 08/01/22	$580	$592,603
3.75%, 10/16/23 (Call 07/16/23)	366	389,248
4.10%, 04/15/30 (Call 01/15/30)	238	275,861
4.25%, 05/15/28 (Call 02/15/28)	580	670,729
4.63%, 03/01/34 (Call 12/01/33)	801	962,097
4.75%, 05/15/38 (Call 11/15/37)	205	251,970
4.88%, 01/15/26 (Call 10/15/25)	508	586,720
4.88%, 05/15/48 (Call 11/15/47)	235	303,239
5.00%, 10/16/43 (Call 04/16/43)	714	913,949
5.10%, 03/15/49 (Call 09/15/48)	744	996,543
5.60%, 03/31/34	59	76,138
5.85%, 03/15/36	650	871,695
6.10%, 06/01/40	113	157,388
6.20%, 10/15/37	410	569,613
7.25%, 08/15/38	210	322,113
7.63%, 01/15/39	436	692,625
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	398	433,939
3.95%, 05/15/50 (Call 11/15/49)	300	344,847
4.00%, 03/15/28 (Call 12/15/27)	554	631,920
4.45%, 08/01/42 (Call 02/01/42)	111	134,183
4.60%, 03/15/48 (Call 09/15/47)	110	135,042
5.40%, 08/15/41 (Call 02/15/41)	155	203,794
7.85%, 02/01/26 (Call 11/01/25)	273	346,773
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 02/15/22)	25	25,441
Transportadora de Gas del Peru SA, 4.25%,
04/30/28(d)	400	430,232
Transportadora de Gas del Sur SA, 6.75%, 05/02/25
(Call 05/02/22)(d)	300	282,261
Transportadora de Gas Internacional SA ESP, 5.55%,
11/01/28 (Call 08/01/28)(d)	800	898,344
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	405	460,509
4.50%, 03/15/28 (Call 12/15/27)	302	346,234
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(b)	165	168,529
4.13%, 08/15/31 (Call 02/15/31)(b)	155	159,852
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	350	362,274
4.00%, 07/01/22 (Call 04/01/22)	275	277,948
4.35%, 02/01/25 (Call 01/01/25)	465	487,808
4.50%, 03/01/28 (Call 12/01/27)	330	355,189
4.65%, 07/01/26 (Call 04/01/26)	229	245,378
4.75%, 08/15/28 (Call 05/15/28)	200	217,574
5.30%, 02/01/30 (Call 11/01/29)	562	631,092
5.30%, 03/01/48 (Call 09/01/47)	325	358,267
5.45%, 04/01/44 (Call 10/01/43)	320	359,200
5.50%, 08/15/48 (Call 02/15/48)	140	155,994
6.50%, 02/01/50 (Call 08/01/49)	500	588,250
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	365	373,494
3.50%, 11/15/30 (Call 08/15/30)	952	1,052,103
3.70%, 01/15/23 (Call 10/15/22)	496	515,453
3.75%, 06/15/27 (Call 03/15/27)	481	537,291
3.90%, 01/15/25 (Call 10/15/24)	315	344,295
4.00%, 09/15/25 (Call 06/15/25)	360	399,550
4.30%, 03/04/24 (Call 12/04/23)	479	518,992
4.50%, 11/15/23 (Call 08/15/23)	136	146,756

	Par
Security	(000)	Value

Pipelines (continued)
4.55%, 06/24/24 (Call 03/24/24)	$538	$592,155
4.85%, 03/01/48 (Call 09/01/47)	568	701,383
4.90%, 01/15/45 (Call 07/15/44)	248	302,042
5.10%, 09/15/45 (Call 03/15/45)	589	741,333
5.40%, 03/04/44 (Call 09/04/43)	377	482,805
5.75%, 06/24/44 (Call 12/24/43)	370	495,904
5.80%, 11/15/43 (Call 05/15/43)	314	419,689
6.30%, 04/15/40	415	576,082
8.75%, 03/15/32	75	116,903
Series A, 7.50%, 01/15/31	54	76,197
		176,174,012
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	608	626,927
4.40%, 05/27/26 (Call 02/27/26)(b)	155	177,098
4.87%, 02/15/29 (Call 11/15/28)(b)	130	153,058
5.00%, 03/15/48 (Call 09/15/47)(b)	75	98,331
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	175	192,402
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(b)	150	208,626
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	145	158,560
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	5	6,830
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(b)	290	386,338
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(b)	460	521,341
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50
(Call 08/25/49)(b)	445	491,930
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(b)	325	350,669
		3,372,110
Real Estate — 0.4%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(d)	600	578,604
7.88%, (Call 07/31/24)(a)(d)(g)	600	567,522
8.38%, (Call 12/04/23)(a)(d)(g)	600	576,390
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	400	432,920
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	200	207,450
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	600	622,080
Aroundtown SA, 5.38%, 03/21/29 (Call 12/21/28)(d)	1,000	1,200,850
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	603	619,287
4.88%, 03/01/26 (Call 12/01/25)	894	1,035,574
Central Plaza Development Ltd., 3.85%, 07/14/25(d)	1,000	940,130
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/22)(d)	600	255,582
8.75%, 06/28/25 (Call 06/28/22)(d)	2,011	842,408
9.50%, 03/29/24 (Call 03/29/22)(d)	400	165,108
10.00%, 04/11/23 (Call 04/11/22)(d)	200	86,000
10.50%, 04/11/24 (Call 04/11/22)(d)	400	165,724
11.50%, 01/22/23(d)	600	260,010
12.00%, 01/22/24 (Call 01/22/22)(d)	400	166,740
China Overseas Finance Cayman III Ltd., 5.38%,
10/29/23(d)	600	652,212
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24(d)	200	224,064
6.45%, 06/11/34(d)	600	814,884

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate (continued)
China Overseas Finance Cayman VII Ltd.
4.25%, 04/26/23(d)	$200	$209,948
4.75%, 04/26/28(d)	400	457,664
China Overseas Finance Cayman VIII Ltd.
2.38%, 03/02/25(d)	400	408,704
2.75%, 03/02/30(d)	200	202,250
3.45%, 07/15/29(d)	250	266,617
China Overseas Grand Oceans Finance IV Cayman
Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	400	401,456
China Resources Land Ltd.
3.75%, (Call 12/09/24)(a)(d)(g)	400	416,432
3.75%, 08/26/24(d)	400	427,036
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(d)	400	383,516
7.25%, 04/19/23 (Call 07/19/22)(d)	400	402,584
7.38%, 04/09/24 (Call 04/09/22)(d)	400	400,796
Chouzhou International Investment Ltd., 3.15%,
08/11/23(d)	200	203,042
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(d)	200	204,194
6.00%, 07/16/25 (Call 01/14/23)(d)	200	204,240
6.45%, 11/07/24 (Call 11/07/22)(d)	400	413,856
6.55%, 03/28/24 (Call 03/28/22)(d)	200	205,644
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	400	390,248
3.30%, 01/12/31 (Call 10/12/30)(d)	400	367,368
3.88%, 10/22/30 (Call 07/22/30)(d)	200	191,222
4.20%, 02/06/26 (Call 02/06/24)(d)	800	812,328
4.75%, 01/17/23 (Call 01/17/22)(d)	250	253,462
4.80%, 08/06/30 (Call 08/06/25)(d)	400	408,788
5.13%, 01/17/25 (Call 01/17/22)(d)	200	202,746
5.40%, 05/27/25 (Call 05/27/23)(d)	400	418,180
5.63%, 01/14/30 (Call 01/14/25)(d)	200	211,488
6.15%, 09/17/25 (Call 09/17/23)(d)	400	429,180
6.50%, 04/08/24 (Call 04/08/22)(d)	600	626,160
7.25%, 04/08/26 (Call 04/08/23)(d)	800	864,536
8.00%, 01/27/24 (Call 09/27/21)(d)	1,100	1,146,827
CPI Property Group SA, 4.75%, 03/08/23(d)	400	425,352
Cushman & Wakefield US Borrower LLC, 6.75%,
05/15/28 (Call 05/18/23)(b)	340	365,116
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(d)	1,000	1,038,480
6.88%, 03/21/23(d)	200	207,744
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	200	215,240
Easy Tactic Ltd.
5.88%, 02/13/23 (Call 11/17/21)(d)	200	145,990
8.13%, 02/27/23 (Call 02/27/22)(d)	200	151,000
11.75%, 08/02/23(d)	600	449,562
Elect Global Investments Ltd., 4.10%,
(Call 06/03/25)(a)(d)(g)	400	409,080
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	400	413,600
3.88%, 09/17/29(d)	400	408,064
EMG Sukuk Ltd., 4.56%, 06/18/24(d)	400	426,256
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	400	417,488
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	562	569,874
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 11/15/21)(b)	325	340,694

	Par
Security	(000)	Value

Real Estate (continued)
Franshion Brilliant Ltd.
4.00%, (Call 01/03/23)(a)(d)(g)	$200	$200,674
4.25%, 07/23/29(d)	400	398,008
GLP Pte Ltd., 3.88%, 06/04/25(d)	600	636,240
Goodman HK Finance, 3.00%, 07/22/30
(Call 04/22/30)(d)	635	663,543
Greenland Global Investment Ltd.
5.88%, 07/03/24(d)	450	340,083
6.75%, 09/26/23(d)	400	323,120
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 12/01/21)(b)	136	139,218
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
2.88%, 05/27/30 (Call 02/27/30)(d)	200	212,530
4.63%, 01/16/24(d)	400	434,856
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	325	322,982
4.38%, 02/01/31 (Call 02/01/26)(b)	320	319,197
5.38%, 08/01/28 (Call 08/01/23)(b)	435	460,761
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	315	307,676
Hysan MTN Ltd.
2.82%, 09/04/29(d)	200	209,546
2.88%, 06/02/27 (Call 03/02/27)(d)	400	425,856
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/22)(d)	1,000	782,230
9.75%, 09/28/23 (Call 09/28/22)(d)	400	327,636
9.95%, 07/23/25 (Call 01/23/23)(d)	400	301,176
10.50%, 01/15/25 (Call 01/15/23)(d)	400	312,128
10.88%, 07/23/23 (Call 07/23/22)(d)	200	169,886
11.25%, 04/16/25 (Call 04/16/23)(d)	400	312,556
11.50%, 01/30/23 (Call 08/30/21)(d)	200	171,808
11.70%, 11/11/25 (Call 11/11/23)(d)	600	465,486
11.95%, 11/12/23 (Call 11/12/21)(d)	800	685,392
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	290	297,720
5.00%, 03/01/31 (Call 03/01/26)	430	441,963
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(d)	400	385,376
7.88%, 09/01/23 (Call 09/01/21)(d)	600	603,294
Leading Affluence Ltd., 4.50%, 01/24/23(d)	250	259,827
Longfor Group Holdings Ltd., 3.95%, 09/16/29(d)	600	637,956
MAF Global Securities Ltd.
4.75%, 05/07/24(d)	600	650,718
5.50%, (Call 09/07/22)(a)(d)(g)	200	204,674
MAF Sukuk Ltd.
3.93%, 02/28/30(d)	200	217,638
4.50%, 11/03/25(d)	200	221,962
4.64%, 05/14/29(d)	200	225,714
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23
(Call 12/23/22)(b)	200	206,534
Nan Fung Treasury Ltd.
3.63%, 08/27/30(d)	200	207,018
5.00%, 09/05/28(d)	400	451,508
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	225	244,791
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27 (Call 12/20/26)(b)	1,800	2,012,490
4.13%, 02/01/29 (Call 11/01/28)(b)	236	270,638
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(d)(g)	200	199,724
Poly Developments and Holdings Group Co. Ltd.,
4.75%, 09/17/23(d)	200	212,032

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate (continued)
Poly Real Estate Finance Ltd., 3.95%, 02/05/23(d)	$200	$206,266
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	300	312,000
5.75%, 01/15/29 (Call 01/15/24)(b)	390	409,527
7.63%, 06/15/25 (Call 06/15/22)(b)	245	264,262
9.38%, 04/01/27 (Call 04/01/22)(b)	100	110,650
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(Call 01/12/24)(d)	200	196,410
Ronshine China Holdings Ltd., 8.75%, 10/25/22
(Call 08/30/21)(d)	400	388,396
Scenery Journey Ltd.
11.50%, 10/24/22 (Call 07/24/22)(d)	800	308,872
12.00%, 10/24/23 (Call 10/24/21)(d)	1,000	350,140
13.75%, 11/06/23 (Call 11/06/21)(d)	200	74,000
Shimao Group Holdings Ltd.
3.45%, 01/11/31 (Call 01/11/26)(d)	200	183,696
4.60%, 07/13/30 (Call 07/13/25)(d)	1,000	997,450
5.60%, 07/15/26 (Call 07/15/23)(d)	400	409,224
6.13%, 02/21/24 (Call 02/21/22)(d)	600	610,668
Shui On Development Holding Ltd., 6.15%, 08/24/24
(Call 08/24/22)(d)	400	410,000
Sinochem Overseas Capital Co. Ltd., 6.30%,
11/12/40(b)	300	409,317
Sino-Ocean Land Treasure Finance I Ltd., 6.00%,
07/30/24(d)	200	216,762
Sino-Ocean Land Treasure III Ltd., 4.90%,
(Call 09/21/22)(a)(d)(g)	200	173,948
Sino-Ocean Land Treasure IV Ltd.
3.25%, 05/05/26 (Call 02/05/26)(d)	600	588,714
4.75%, 08/05/29 (Call 05/05/29)(d)	250	244,887
4.75%, 01/14/30 (Call 10/14/29)(d)	400	387,836
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(d)	400	420,920
2.88%, 01/21/30(d)	600	636,930
3.63%, 01/16/23(d)	400	415,808
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(d)	800	728,408
6.50%, 07/09/23 (Call 07/09/22)(d)	200	193,130
6.50%, 01/10/25 (Call 01/10/23)(d)	200	181,352
6.50%, 01/26/26 (Call 01/26/24)(d)	1,000	890,430
6.65%, 08/03/24 (Call 08/03/22)(d)	400	368,068
7.00%, 07/09/25 (Call 07/09/23)(d)	400	363,584
7.95%, 08/08/22 (Call 08/08/21)(d)	200	199,760
7.95%, 10/11/23 (Call 10/11/21)(d)	200	196,170
8.35%, 04/19/23 (Call 04/19/22)(d)	400	399,952
Swire Properties MTN Financing Ltd., 3.63%,
01/13/26(d)	600	655,134
Times China Holdings Ltd., 6.75%, 07/08/25
(Call 07/08/23)(d)	600	573,414
Vanke Real Estate Hong Kong Co. Ltd.
1.70%, 05/25/23, (3 mo. LIBOR US + 1.550%)(a)(d)	600	601,794
3.50%, 11/12/29(d)	200	205,056
3.98%, 11/09/27(d)	1,000	1,078,050
4.20%, 06/07/24(d)	200	214,150
5.35%, 03/11/24(d)	600	656,244
Wanda Properties International Co. Ltd., 7.25%,
01/29/24(d)	200	193,842
WeWork Companies Inc., 7.88%, 05/01/25(b)(e)	125	127,571
Wharf REIC Finance BVI Ltd.
2.88%, 05/07/30(d)	200	207,948

	Par
Security	(000)	Value

Real Estate (continued)
3.50%, 01/17/28(d)	$250	$269,080
Yan Gang Ltd., 1.90%, 03/23/26(d)	400	400,600
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 10/25/21)(d)	200	157,564
7.38%, 01/13/26 (Call 01/13/24)(d)	500	346,130
8.30%, 05/27/25 (Call 11/27/22)(d)	800	596,944
8.50%, 02/04/23 (Call 02/04/22)(d)	200	174,844
8.50%, 02/26/24 (Call 02/26/22)(d)	200	163,090
		63,670,748
Real Estate Investment Trusts — 1.1%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	85	90,276
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	683	662,141
2.00%, 05/18/32 (Call 02/18/32)	425	424,137
2.75%, 12/15/29 (Call 09/15/29)	185	196,537
3.00%, 05/18/51 (Call 11/18/50)	522	528,776
3.38%, 08/15/31 (Call 05/15/31)	335	374,594
3.45%, 04/30/25 (Call 02/28/25)	730	797,532
3.80%, 04/15/26 (Call 02/15/26)	865	972,260
3.95%, 01/15/27 (Call 10/15/26)	600	676,386
3.95%, 01/15/28 (Call 10/15/27)	12	13,700
4.00%, 02/01/50 (Call 08/01/49)	271	321,108
4.30%, 01/15/26 (Call 10/15/25)	171	193,628
4.50%, 07/30/29 (Call 04/30/29)	481	571,880
4.70%, 07/01/30 (Call 04/01/30)	113	136,888
4.85%, 04/15/49 (Call 10/15/48)	25	33,165
4.90%, 12/15/30 (Call 09/15/30)	210	260,242
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	475	499,510
American Campus Communities Operating
Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	428	447,791
3.30%, 07/15/26 (Call 05/15/26)	180	194,951
3.63%, 11/15/27 (Call 08/15/27)	224	246,633
3.75%, 04/15/23 (Call 01/15/23)	5	5,234
3.88%, 01/30/31 (Call 10/30/30)	105	118,708
4.13%, 07/01/24 (Call 04/01/24)	22	23,980
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	185	212,556
4.90%, 02/15/29 (Call 11/15/28)	95	113,151
American Tower Corp.
0.60%, 01/15/24	690	689,821
1.30%, 09/15/25 (Call 08/15/25)	222	223,891
1.50%, 01/31/28 (Call 11/30/27)	405	399,537
1.60%, 04/15/26 (Call 03/15/26)	425	431,821
1.88%, 10/15/30 (Call 07/15/30)	375	368,516
2.10%, 06/15/30 (Call 03/15/30)	391	391,297
2.40%, 03/15/25 (Call 02/15/25)	801	839,320
2.70%, 04/15/31 (Call 01/15/31)	500	524,985
2.75%, 01/15/27 (Call 11/15/26)	544	578,914
2.90%, 01/15/30 (Call 10/15/29)	462	491,790
2.95%, 01/15/25 (Call 12/15/24)	255	271,761
2.95%, 01/15/51 (Call 07/15/50)	525	515,671
3.00%, 06/15/23	435	455,267
3.10%, 06/15/50 (Call 12/15/49)	260	261,768
3.13%, 01/15/27 (Call 10/15/26)	510	551,402
3.38%, 05/15/24 (Call 04/15/24)	410	438,491
3.38%, 10/15/26 (Call 07/15/26)	275	301,100
3.50%, 01/31/23	594	621,615
3.55%, 07/15/27 (Call 04/15/27)	379	419,587

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.60%, 01/15/28 (Call 10/15/27)	$564	$626,373
3.70%, 10/15/49 (Call 04/15/49)	256	284,918
3.80%, 08/15/29 (Call 05/15/29)	912	1,027,988
3.95%, 03/15/29 (Call 12/15/28)	262	297,745
4.00%, 06/01/25 (Call 03/01/25)	496	546,394
4.40%, 02/15/26 (Call 11/15/25)	305	345,333
5.00%, 02/15/24	298	329,779
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29 (Call 06/15/24)(b)	231	226,643
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	62	64,357
2.45%, 01/15/31 (Call 10/15/30)	540	567,016
2.90%, 10/15/26 (Call 07/15/26)	246	265,951
2.95%, 09/15/22 (Call 06/15/22)	75	76,724
2.95%, 05/11/26 (Call 02/11/26)	195	211,614
3.20%, 01/15/28 (Call 10/15/27)	28	30,753
3.30%, 06/01/29 (Call 03/01/29)	202	224,757
3.35%, 05/15/27 (Call 02/15/27)	99	109,615
3.45%, 06/01/25 (Call 03/03/25)	124	135,785
3.50%, 11/15/24 (Call 08/15/24)	45	48,791
3.90%, 10/15/46 (Call 04/15/46)	245	295,818
4.15%, 07/01/47 (Call 01/01/47)	200	251,972
4.20%, 12/15/23 (Call 09/16/23)	70	75,531
4.35%, 04/15/48 (Call 10/15/47)	113	146,786
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	627	644,098
2.75%, 10/01/26 (Call 07/01/26)	690	741,350
2.90%, 03/15/30 (Call 12/15/29)	201	213,380
3.13%, 09/01/23 (Call 06/01/23)	356	372,810
3.20%, 01/15/25 (Call 10/15/24)	430	461,274
3.25%, 01/30/31 (Call 10/30/30)	605	659,771
3.40%, 06/21/29 (Call 03/21/29)	720	793,620
3.65%, 02/01/26 (Call 11/03/25)	1,060	1,175,201
3.80%, 02/01/24 (Call 11/01/23)	424	453,451
3.85%, 02/01/23 (Call 11/01/22)	657	684,180
4.50%, 12/01/28 (Call 09/01/28)	618	731,137
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	185	203,857
4.10%, 10/01/24 (Call 07/01/24)	50	54,124
4.55%, 10/01/29 (Call 07/01/29)	87	98,816
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	200	205,780
3.25%, 09/15/23 (Call 07/15/23)	50	52,547
3.65%, 06/15/24 (Call 04/15/24)	210	226,059
3.85%, 02/01/25 (Call 11/01/24)	60	65,472
3.90%, 03/15/27 (Call 12/15/26)	310	343,793
4.05%, 07/01/30 (Call 04/01/30)	524	597,952
4.13%, 06/15/26 (Call 03/15/26)	230	258,955
4.13%, 05/15/29 (Call 02/15/29)	160	183,110
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(b)	415	431,662
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	597	644,521
3.15%, 07/01/29 (Call 04/01/29)	270	299,122
3.35%, 11/01/49 (Call 05/01/49)	160	180,954
4.10%, 10/15/28 (Call 07/15/28)	42	48,920
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	616	651,198
Champion MTN Ltd., 2.95%, 06/15/30(d)	200	207,124

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Cibanco SA Ibm/PLA Administradora Industrial S de RL
de CV, 4.96%, 07/18/29 (Call 04/18/29)(d)	$400	$441,188
Columbia Property Trust Operating Partnership LP,
3.65%, 08/15/26 (Call 05/15/26)	140	149,422
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	30	31,075
5.00%, 07/01/25 (Call 04/01/25)	190	214,996
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,500	1,480,695
1.35%, 07/15/25 (Call 06/15/25)	240	242,890
2.10%, 04/01/31 (Call 01/01/31)	577	571,218
2.25%, 01/15/31 (Call 10/15/30)	330	330,970
2.90%, 04/01/41 (Call 10/01/40)	1,000	987,760
3.10%, 11/15/29 (Call 08/15/29)	122	131,251
3.15%, 07/15/23 (Call 06/15/23)	300	314,940
3.20%, 09/01/24 (Call 07/01/24)	431	460,480
3.25%, 01/15/51 (Call 07/15/50)	281	287,294
3.30%, 07/01/30 (Call 04/01/30)	200	217,852
3.65%, 09/01/27 (Call 06/01/27)	292	325,592
3.70%, 06/15/26 (Call 03/15/26)	382	423,260
3.80%, 02/15/28 (Call 11/15/27)	530	596,133
4.00%, 03/01/27 (Call 12/01/26)	242	273,387
4.00%, 11/15/49 (Call 05/15/49)	435	494,708
4.15%, 07/01/50 (Call 01/01/50)	25	29,325
4.30%, 02/15/29 (Call 11/15/28)	405	471,384
4.45%, 02/15/26 (Call 11/15/25)	431	488,720
4.75%, 05/15/47 (Call 11/15/46)	432	542,484
5.20%, 02/15/49 (Call 08/15/48)	419	555,824
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(b)	100	102,548
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	50	49,502
3.00%, 02/15/30 (Call 11/15/29)	25	26,670
3.13%, 09/01/26 (Call 06/01/26)	250	269,240
4.00%, 11/15/25 (Call 08/15/25)	450	499,590
4.38%, 12/15/23 (Call 09/15/23)	49	52,869
4.38%, 02/15/29 (Call 11/15/28)	67	77,680
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	420	406,123
2.90%, 11/15/24 (Call 10/15/24)	1,182	1,246,573
3.45%, 11/15/29 (Call 08/15/29)	231	247,898
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	869	980,527
3.70%, 08/15/27 (Call 05/15/27)	610	688,178
4.45%, 07/15/28 (Call 04/15/28)	138	162,030
4.75%, 10/01/25 (Call 07/01/25)	184	209,984
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	230	224,606
4.75%, 05/01/24 (Call 11/01/23)	200	207,440
4.75%, 02/15/28 (Call 08/15/27)	242	244,618
9.75%, 06/15/25 (Call 06/15/22)	425	469,111
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	483	474,277
1.75%, 02/01/31 (Call 11/01/30)	605	590,916
2.88%, 11/15/29 (Call 08/15/29)	355	381,266
3.05%, 03/01/50 (Call 09/01/49)	132	133,996
3.38%, 12/15/27 (Call 09/15/27)	240	266,395
4.00%, 09/15/28 (Call 06/15/28)	157	180,727
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	205	208,026

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.50%, 04/01/25 (Call 01/01/25)	$250	$267,092
4.50%, 06/01/27 (Call 03/01/27)	240	256,190
4.75%, 12/15/26 (Call 09/15/26)	230	248,501
4.95%, 04/15/28 (Call 01/15/28)	215	232,839
5.25%, 07/15/23 (Call 04/15/23)	150	158,885
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	614	613,147
1.25%, 07/15/25 (Call 06/15/25)	65	65,464
1.45%, 05/15/26 (Call 04/15/26)	395	398,018
1.55%, 03/15/28 (Call 01/15/28)	470	468,458
1.80%, 07/15/27 (Call 05/15/27)	300	306,132
2.00%, 05/15/28 (Call 03/15/28)	285	291,316
2.15%, 07/15/30 (Call 04/15/30)	523	526,750
2.50%, 05/15/31 (Call 02/15/31)	665	688,428
2.63%, 11/18/24 (Call 10/18/24)	176	185,567
2.90%, 11/18/26 (Call 09/18/26)	566	610,176
2.95%, 09/15/51 (Call 03/15/51)	390	382,851
3.00%, 07/15/50 (Call 01/15/50)	342	339,599
3.20%, 11/18/29 (Call 08/18/29)	297	322,768
3.40%, 02/15/52 (Call 08/15/51)	300	316,602
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	183	192,631
2.85%, 11/01/26 (Call 08/01/26)	264	284,663
3.00%, 04/15/23 (Call 01/15/23)	95	98,716
3.00%, 07/01/29 (Call 04/01/29)	305	333,219
3.25%, 08/01/27 (Call 05/01/27)	50	55,412
3.50%, 03/01/28 (Call 12/01/27)	82	91,738
4.00%, 08/01/47 (Call 02/01/47)	233	283,594
4.15%, 12/01/28 (Call 09/01/28)	515	598,940
4.50%, 07/01/44 (Call 01/01/44)	270	351,435
4.50%, 06/01/45 (Call 12/01/44)	125	160,706
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	532	510,896
1.70%, 03/01/28 (Call 01/01/28)	183	183,289
2.55%, 06/15/31 (Call 03/15/31)	135	139,845
2.65%, 03/15/32 (Call 12/15/31)	549	571,449
2.65%, 09/01/50 (Call 03/01/50)	265	245,098
3.00%, 01/15/30 (Call 10/15/29)	210	224,893
3.25%, 05/01/23 (Call 02/01/23)	145	150,978
3.38%, 04/15/26 (Call 01/15/26)	160	174,915
3.50%, 04/01/25 (Call 01/01/25)	52	56,531
3.63%, 05/01/27 (Call 02/01/27)	5	5,571
3.88%, 05/01/24 (Call 02/01/24)	285	307,127
4.00%, 03/01/29 (Call 12/01/28)	225	258,057
4.50%, 03/15/48 (Call 09/15/47)	90	112,496
Extra Space Storage LP, 2.55%, 06/01/31
(Call 03/01/31)	255	261,321
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	191	191,703
3.20%, 06/15/29 (Call 03/15/29)	105	114,325
3.25%, 07/15/27 (Call 04/15/27)	150	164,361
3.50%, 06/01/30 (Call 03/01/30)	685	762,131
3.95%, 01/15/24 (Call 10/15/23)	90	96,508
4.50%, 12/01/44 (Call 06/01/44)	281	345,560
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/22)	175	178,720
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 08/30/21)	150	139,652
5.88%, 10/15/24 (Call 10/15/21)(e)	50	44,207
6.00%, 04/15/26 (Call 04/15/22)(e)	175	142,426

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)$	255	$253,016
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	293	310,469
4.00%, 01/15/30 (Call 10/17/29)	435	475,003
4.00%, 01/15/31 (Call 10/15/30)	590	646,522
5.25%, 06/01/25 (Call 03/01/25)	522	589,072
5.30%, 01/15/29 (Call 10/15/28)	305	359,668
5.38%, 11/01/23 (Call 08/01/23)	331	360,740
5.38%, 04/15/26 (Call 01/15/26)	875	1,012,287
5.75%, 06/01/28 (Call 03/03/28)	543	653,044
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	445	488,205
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	475	479,850
3.75%, 09/15/30(b)	200	199,728
6.00%, 04/15/25 (Call 04/15/22)(b)	260	273,138
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	605	600,535
3.63%, 01/15/28 (Call 10/15/27)	55	60,937
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	641	634,295
3.10%, 02/15/30 (Call 11/15/29)	120	129,947
3.50%, 08/01/26 (Call 05/01/26)	718	794,094
3.75%, 07/01/27 (Call 04/01/27)	140	157,959
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	60	60,287
2.88%, 01/15/31 (Call 10/15/30)	185	197,687
3.00%, 01/15/30 (Call 10/15/29)	240	259,949
3.25%, 07/15/26 (Call 05/15/26)	404	441,899
3.40%, 02/01/25 (Call 11/01/24)	8	8,622
3.50%, 07/15/29 (Call 04/15/29)	385	432,913
4.00%, 06/01/25 (Call 03/01/25)	75	83,182
6.75%, 02/01/41 (Call 08/01/40)	236	362,251
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	152	156,896
3.05%, 02/15/30 (Call 11/15/29)	385	411,361
4.13%, 03/15/28 (Call 12/15/27)	102	115,904
4.20%, 04/15/29 (Call 01/15/29)	160	183,200
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	120	128,074
Series D, 3.75%, 10/15/23 (Call 07/15/23)	14	14,752
Series E, 4.00%, 06/15/25 (Call 03/15/25)	355	386,705
Series F, 4.50%, 02/01/26 (Call 11/01/25)	459	510,275
Series H, 3.38%, 12/15/29 (Call 09/16/29)	180	189,997
Series I, 3.50%, 09/15/30 (Call 06/15/30)	412	437,931
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	210	227,073
3.95%, 11/01/27 (Call 08/01/27)	144	159,716
4.65%, 04/01/29 (Call 01/01/29)	94	110,306
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	520	531,622
4.88%, 09/15/27 (Call 09/15/22)(b)	500	518,575
4.88%, 09/15/29 (Call 09/15/24)(b)	510	533,944
5.00%, 07/15/28 (Call 07/15/23)(b)	265	275,523
5.25%, 03/15/28 (Call 12/27/22)(b)	375	392,516
5.25%, 07/15/30 (Call 07/15/25)(b)	595	634,698
5.63%, 07/15/32 (Call 07/15/26)(b)	308	333,918
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	270	280,600

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.75%, 10/01/24 (Call 07/01/24)	$400	$423,876
5.50%, 02/15/26 (Call 08/15/22)	275	288,145
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	480	483,778
3.05%, 02/15/30 (Call 11/15/29)	115	123,019
3.45%, 12/15/24 (Call 09/15/24)	130	139,517
3.80%, 01/15/23 (Call 10/15/22)	115	119,461
4.25%, 08/15/29 (Call 05/15/29)	312	359,006
4.38%, 10/01/25 (Call 07/01/25)	9	10,067
4.75%, 12/15/28 (Call 09/15/28)	120	141,829
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	55	57,653
2.70%, 10/01/30 (Call 07/01/30)	275	287,897
2.80%, 10/01/26 (Call 07/01/26)	218	233,722
3.13%, 06/01/23 (Call 03/01/23)	515	536,568
3.30%, 02/01/25 (Call 12/01/24)	200	215,946
3.40%, 11/01/22 (Call 09/01/22)	271	279,832
3.70%, 10/01/49 (Call 04/01/49)	135	150,595
3.80%, 04/01/27 (Call 01/01/27)	105	117,752
4.13%, 12/01/46 (Call 06/01/46)	72	84,974
4.25%, 04/01/45 (Call 10/01/44)	120	141,353
4.45%, 09/01/47 (Call 03/01/47)	555	683,105
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	85	92,380
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	355	354,624
4.75%, 06/15/29 (Call 06/15/24)(b)	315	313,734
5.25%, 03/15/22 (Call 09/15/21)(b)	195	195,554
5.25%, 10/01/25 (Call 10/01/21)(b)	120	121,802
Lexington Realty Trust, 2.70%, 09/15/30
(Call 06/15/30)	50	52,084
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	355	358,635
3.88%, 12/15/27 (Call 09/15/27)	345	390,409
4.00%, 06/15/29 (Call 03/15/29)	193	220,898
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	306	337,539
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26(d)	200	211,370
MGM Growth Properties Operating
Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	350	359,121
4.50%, 09/01/26 (Call 06/01/26)	230	245,599
4.50%, 01/15/28 (Call 10/15/27)	75	79,745
4.63%, 06/15/25 (Call 03/15/25)(b)	440	468,191
5.63%, 05/01/24 (Call 02/01/24)	573	621,155
5.75%, 02/01/27 (Call 11/01/26)	365	408,231
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	370	359,329
2.75%, 03/15/30 (Call 12/15/29)	238	253,220
3.60%, 06/01/27 (Call 03/01/27)	284	319,171
3.75%, 06/15/24 (Call 03/13/24)	75	80,955
3.95%, 03/15/29 (Call 12/15/28)	120	138,222
4.00%, 11/15/25 (Call 08/15/25)	146	162,698
4.20%, 06/15/28 (Call 03/15/28)	527	617,048
4.30%, 10/15/23 (Call 07/15/23)	35	37,540
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	600	615,864
4.63%, 08/01/29 (Call 08/01/24)	424	456,377
5.00%, 10/15/27 (Call 09/07/22)	570	602,986
5.25%, 08/01/26 (Call 08/01/21)	135	139,007

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	$493	$492,665
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	56	57,966
3.10%, 04/15/50 (Call 10/15/49)	215	215,591
3.50%, 10/15/27 (Call 07/15/27)	50	54,691
3.50%, 04/15/51 (Call 01/15/50)	120	129,989
3.60%, 12/15/26 (Call 09/15/26)	372	409,527
3.90%, 06/15/24 (Call 03/15/24)	77	83,239
4.00%, 11/15/25 (Call 08/15/25)	25	27,824
4.30%, 10/15/28 (Call 07/15/28)	20	23,060
4.80%, 10/15/48 (Call 04/25/48)	98	126,641
New Residential Investment Corp., 6.25%, 10/15/25
(Call 10/15/22)(b)	290	290,246
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	590	632,592
4.50%, 02/01/25 (Call 11/01/24)	490	531,817
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	400	408,964
3.38%, 02/01/31 (Call 11/01/30)	215	224,269
3.63%, 10/01/29 (Call 07/01/29)	175	189,350
4.38%, 08/01/23 (Call 06/01/23)	146	155,567
4.50%, 01/15/25 (Call 10/15/24)	10	10,981
4.50%, 04/01/27 (Call 01/01/27)	330	372,141
4.75%, 01/15/28 (Call 10/15/27)	613	701,033
4.95%, 04/01/24 (Call 01/01/24)	138	150,615
5.25%, 01/15/26 (Call 10/15/25)	220	252,371
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	380	389,842
5.88%, 10/01/28 (Call 10/01/23)(b)	355	378,359
7.50%, 06/01/25 (Call 06/01/22)(b)	120	130,038
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	55	61,271
4.30%, 03/15/27 (Call 12/15/26)	95	109,029
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	115	119,531
4.45%, 03/15/24 (Call 12/15/23)	25	26,988
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	496	476,081
2.13%, 04/15/27 (Call 02/15/27)	428	449,212
2.13%, 10/15/50 (Call 04/15/50)	368	326,350
2.25%, 04/15/30 (Call 01/15/30)	566	589,149
3.00%, 04/15/50 (Call 10/15/49)	433	456,165
3.25%, 10/01/26 (Call 07/01/26)	215	237,538
3.88%, 09/15/28 (Call 06/15/28)	180	208,616
4.38%, 02/01/29 (Call 11/01/28)	310	369,867
4.38%, 09/15/48 (Call 03/15/48)	205	265,885
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	35	34,946
1.85%, 05/01/28 (Call 03/01/28)	700	717,269
2.30%, 05/01/31 (Call 02/01/31)	570	594,322
2.37%, 09/15/22 (Call 08/15/22)	140	143,107
3.09%, 09/15/27 (Call 06/15/27)	550	609,064
3.39%, 05/01/29 (Call 02/01/29)	385	432,286
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	680	695,518
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,106	1,094,376
1.80%, 03/15/33 (Call 12/15/32)	255	249,989
3.00%, 01/15/27 (Call 10/15/26)	166	181,101

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.25%, 06/15/29 (Call 03/15/29)	$180	$199,784
3.25%, 01/15/31 (Call 10/15/30)	445	494,933
3.65%, 01/15/28 (Call 10/15/27)	165	186,871
3.88%, 07/15/24 (Call 04/15/24)	60	65,077
3.88%, 04/15/25 (Call 02/15/25)	55	60,925
4.13%, 10/15/26 (Call 07/15/26)	470	535,823
4.65%, 08/01/23 (Call 05/01/23)	342	367,168
4.65%, 03/15/47 (Call 09/15/46)	50	66,274
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	220	236,056
3.60%, 02/01/27 (Call 11/01/26)	155	172,822
3.70%, 06/15/30 (Call 03/15/30)	165	186,483
4.13%, 03/15/28 (Call 12/15/27)	200	227,802
4.40%, 02/01/47 (Call 08/01/46)	120	144,754
4.65%, 03/15/49 (Call 09/15/48)	285	356,187
Retail Properties of America Inc., 4.75%, 09/15/30
(Call 06/15/30)	183	207,855
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	260	256,329
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	295	297,982
4.75%, 10/15/27 (Call 10/15/22)	325	336,144
RLJ Lodging Trust LP, 3.75%, 07/01/26
(Call 07/01/23)(b)	255	258,307
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	460	491,436
4.80%, 06/01/24 (Call 05/01/24)	220	241,226
5.13%, 08/15/26 (Call 05/15/26)	727	825,029
Safehold Operating Partnership LP, 2.80%, 06/15/31
(Call 03/15/31)	625	634,137
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	705	692,775
3.88%, 02/15/27 (Call 02/15/23)	635	654,393
4.88%, 09/01/24 (Call 09/01/21)	195	197,593
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/25 (Call 11/12/24)(b)	215	232,135
3.63%, 01/28/26 (Call 12/28/25)(b)	5	5,494
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	825	882,280
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	550	591,519
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	205	192,245
4.35%, 10/01/24 (Call 09/01/24)	381	384,078
4.38%, 02/15/30 (Call 08/15/29)	210	196,804
4.50%, 06/15/23 (Call 12/15/22)	240	245,544
4.50%, 03/15/25 (Call 09/15/24)	180	179,465
4.65%, 03/15/24 (Call 09/15/23)	300	305,163
4.75%, 10/01/26 (Call 08/01/26)	243	238,621
4.95%, 02/15/27 (Call 08/15/26)	195	192,139
4.95%, 10/01/29 (Call 07/01/29)	254	246,781
5.00%, 08/15/22 (Call 02/15/22)	248	251,031
5.25%, 02/15/26 (Call 08/15/25)	185	186,905
5.50%, 12/15/27 (Call 09/15/27)	225	239,407
7.50%, 09/15/25 (Call 06/15/25)	370	417,164
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	212	213,724
2.00%, 09/13/24 (Call 06/13/24)	610	633,576
2.20%, 02/01/31 (Call 11/01/30)	320	322,106
2.45%, 09/13/29 (Call 06/13/29)	844	878,629
2.65%, 07/15/30 (Call 04/15/30)	515	543,562

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.75%, 02/01/23 (Call 11/01/22)	$260	$267,761
2.75%, 06/01/23 (Call 03/01/23)	639	662,496
3.25%, 11/30/26 (Call 08/30/26)	315	346,503
3.25%, 09/13/49 (Call 03/13/49)	360	378,396
3.30%, 01/15/26 (Call 10/15/25)	886	967,087
3.38%, 10/01/24 (Call 07/01/24)	788	849,960
3.38%, 06/15/27 (Call 03/15/27)	389	430,257
3.38%, 12/01/27 (Call 09/01/27)	209	231,438
3.50%, 09/01/25 (Call 06/01/25)	226	247,917
3.75%, 02/01/24 (Call 11/01/23)	270	289,108
3.80%, 07/15/50 (Call 01/15/50)	455	517,631
4.25%, 10/01/44 (Call 04/01/44)	187	224,275
4.25%, 11/30/46 (Call 05/30/46)	410	491,746
4.75%, 03/15/42 (Call 09/15/41)	19	23,904
6.75%, 02/01/40 (Call 11/01/39)	437	665,608
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	365	388,469
4.25%, 02/01/26 (Call 11/01/25)	110	120,357
4.70%, 06/01/27 (Call 03/01/27)	305	342,356
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	254	261,473
SL Green Realty Corp., 4.50%, 12/01/22
(Call 09/01/22)(e)	240	249,154
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	110	111,392
3.20%, 01/15/27 (Call 11/15/26)	137	147,986
3.40%, 01/15/30 (Call 10/15/29)	205	222,040
4.00%, 07/15/29 (Call 04/15/29)	70	79,115
4.45%, 09/15/26 (Call 06/15/26)	380	428,617
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	205	208,344
4.75%, 03/15/25 (Call 09/15/24)	310	328,612
5.50%, 11/01/23 (Call 08/01/23)(b)	55	57,767
STORE Capital Corp.
2.75%, 11/18/30 (Call 08/18/30)	190	195,709
4.50%, 03/15/28 (Call 12/15/27)	113	129,689
4.63%, 03/15/29 (Call 12/15/28)	130	150,916
Sun Communities Operating LP, 2.70%, 07/15/31
(Call 04/15/31)	600	614,826
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	190	200,028
3.88%, 07/15/27 (Call 04/15/27)	110	120,083
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(d)	1,000	1,103,650
5.25%, 12/15/24 (Call 09/15/24)(d)	200	221,254
5.25%, 01/30/26 (Call 10/30/25)(d)	200	225,104
6.39%, 01/15/50 (Call 07/28/49)(d)	400	474,868
6.95%, 01/30/44 (Call 07/30/43)(d)	200	246,886
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	135	129,430
2.10%, 08/01/32 (Call 05/01/32)	240	236,376
2.95%, 09/01/26 (Call 06/01/26)	304	327,463
3.00%, 08/15/31 (Call 05/15/31)	825	886,108
3.10%, 11/01/34 (Call 08/01/34)	90	96,940
3.20%, 01/15/30 (Call 10/15/29)	480	526,469
3.50%, 07/01/27 (Call 04/01/27)	155	172,287
3.50%, 01/15/28 (Call 10/15/27)	50	55,397
4.40%, 01/26/29 (Call 10/26/28)	173	202,277

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(b)	$265	$272,653
7.88%, 02/15/25 (Call 02/15/22)(b)	965	1,027,986
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	290	291,227
6.50%, 02/15/29 (Call 02/15/24)(b)	500	507,140
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	79	83,393
3.00%, 01/15/30 (Call 10/15/29)	125	133,049
3.13%, 06/15/23 (Call 03/15/23)	360	374,638
3.25%, 10/15/26 (Call 07/15/26)	331	362,008
3.50%, 04/15/24 (Call 03/15/24)	449	479,797
3.50%, 02/01/25 (Call 11/01/24)	251	271,657
3.75%, 05/01/24 (Call 02/01/24)	66	70,836
3.85%, 04/01/27 (Call 01/01/27)	147	165,792
4.00%, 03/01/28 (Call 12/01/27)	174	197,761
4.13%, 01/15/26 (Call 10/15/25)	310	347,857
4.38%, 02/01/45 (Call 08/01/44)	110	128,532
4.40%, 01/15/29 (Call 10/15/28)	138	161,281
4.75%, 11/15/30 (Call 08/15/30)	1,005	1,212,794
4.88%, 04/15/49 (Call 10/15/48)	180	228,762
5.70%, 09/30/43 (Call 03/30/43)	65	88,388
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	383	395,398
2.85%, 12/15/32 (Call 09/15/32)	35	37,529
3.10%, 12/15/29 (Call 09/15/29)	260	282,402
3.40%, 01/15/28 (Call 11/15/27)	219	241,500
3.95%, 08/15/27 (Call 05/15/27)	795	906,046
4.60%, 02/06/24 (Call 11/06/23)	277	301,442
4.63%, 11/01/25 (Call 09/01/25)	1,025	1,166,696
4.88%, 06/01/26 (Call 03/01/26)	348	404,261
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	305	311,814
3.75%, 02/15/27 (Call 02/15/23)(b)	450	463,198
4.13%, 08/15/30 (Call 02/15/25)(b)	400	420,152
4.25%, 12/01/26 (Call 12/01/22)(b)	555	577,211
4.63%, 12/01/29 (Call 12/01/24)(b)	489	523,949
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	10	10,256
3.50%, 01/15/25 (Call 11/15/24)	305	325,978
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	295	309,189
3.50%, 06/15/29 (Call 03/15/29)(b)(e)	175	186,184
4.13%, 09/20/28 (Call 06/20/28)(b)	110	121,773
4.63%, 09/20/48 (Call 03/20/48)(b)	405	445,472
WEA Finance LLC/Westfield UK & Europe
Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	497	533,365
4.75%, 09/17/44 (Call 03/17/44)(b)	219	247,978
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	85	86,413
2.70%, 02/15/27 (Call 12/15/26)	160	170,974
2.75%, 01/15/31 (Call 10/15/30)	110	115,784
2.80%, 06/01/31 (Call 03/01/31)	475	502,018
3.10%, 01/15/30 (Call 10/15/29)	190	205,200
3.63%, 03/15/24 (Call 02/15/24)	212	227,323
4.00%, 06/01/25 (Call 03/01/25)	804	889,835
4.13%, 03/15/29 (Call 09/15/28)	140	161,056

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.25%, 04/01/26 (Call 01/01/26)	$66	$74,769
4.25%, 04/15/28 (Call 01/15/28)	425	492,630
4.50%, 01/15/24 (Call 10/15/23)	113	122,604
4.95%, 09/01/48 (Call 03/01/48)	220	286,799
6.50%, 03/15/41 (Call 09/15/40)	170	248,208
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	468	539,492
4.00%, 04/15/30 (Call 01/15/30)	428	492,333
6.95%, 10/01/27	67	87,162
7.38%, 03/15/32	934	1,360,278
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	645	635,048
2.40%, 02/01/31 (Call 11/01/30)	105	107,349
3.85%, 07/15/29 (Call 04/15/29)	105	118,099
4.60%, 04/01/24 (Call 01/01/24)	305	333,246
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	245	250,552
6.38%, 08/15/25 (Call 08/15/22)(b)	215	229,175
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(d)	400	404,824
		167,566,820
Retail — 1.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	385	383,271
3.88%, 01/15/28 (Call 09/15/22)(b)	790	796,596
4.00%, 10/15/30 (Call 10/15/25)(b)	1,340	1,336,677
4.38%, 01/15/28 (Call 11/15/22)(b)	350	355,467
5.75%, 04/15/25 (Call 04/15/22)(b)	267	281,981
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	5,732	5,735,325
0.80%, 02/10/24 (Call 02/10/23)(b)	5,400	5,399,676
0.95%, 02/10/26 (Call 01/10/26)(b)	2,551	2,525,209
1.30%, 02/10/28 (Call 12/10/27)(b)	3,205	3,133,432
2.80%, 02/10/51 (Call 08/10/50)(b)	182	174,374
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 01/15/23)(b)	190	179,282
AAG FH LP/AAG FH Finco Inc., 9.75%, 07/15/24
(Call 04/15/24)(b)	32	31,816
Abercrombie & Fitch Management Co., 8.75%,
07/15/25 (Call 07/15/22)(b)	190	210,085
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	220	236,621
Advance Auto Parts Inc., 3.90%, 04/15/30
(Call 01/15/30)	211	238,111
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	348	368,194
3.44%, 05/13/41 (Call 11/13/40)(b)	500	529,330
3.55%, 07/26/27 (Call 04/26/27)(b)	339	377,195
3.63%, 05/13/51 (Call 11/13/50)(b)	410	442,706
3.80%, 01/25/50 (Call 07/25/49)(b)	294	325,805
4.50%, 07/26/47 (Call 01/26/47)(b)	35	42,546
Ambience Merger Sub Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)	155	155,617
7.13%, 07/15/29 (Call 07/15/24)(b)	240	242,974
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	68	70,742
4.75%, 03/01/30 (Call 03/01/25)	308	327,429
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(e)	105	105,299
2.40%, 08/01/31 (Call 05/01/31)	220	221,377
3.50%, 11/15/24 (Call 09/15/24)	80	86,115
3.80%, 11/15/27 (Call 08/15/27)	65	72,254

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
4.50%, 10/01/25 (Call 07/01/25)	$170	$190,366
4.75%, 06/01/30 (Call 03/01/30)	96	114,817
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	840	811,667
2.88%, 01/15/23 (Call 10/15/22)	318	327,101
3.13%, 07/15/23 (Call 04/15/23)	105	109,755
3.13%, 04/18/24 (Call 03/18/24)	325	345,797
3.13%, 04/21/26 (Call 01/21/26)	253	276,739
3.25%, 04/15/25 (Call 01/15/25)	55	59,404
3.63%, 04/15/25 (Call 03/15/25)	810	887,331
3.75%, 06/01/27 (Call 03/01/27)	393	442,887
3.75%, 04/18/29 (Call 01/18/29)	220	249,018
4.00%, 04/15/30 (Call 01/15/30)	53	61,140
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27
(Call 04/01/23), (8.50% PIK)(b)(f)	215	216,260
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(b)	75	75,166
4.50%, 11/15/26 (Call 11/15/22)(b)	325	338,806
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(e)	150	154,719
4.92%, 08/01/34 (Call 02/01/34)	115	111,803
5.17%, 08/01/44 (Call 02/01/44)	310	294,509
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	795	783,488
4.45%, 10/01/28 (Call 07/01/28)	396	463,752
Brinker International Inc.
3.88%, 05/15/23	150	154,784
5.00%, 10/01/24 (Call 07/01/24)(b)	200	212,254
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	135	135,338
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)	305	315,797
5.63%, 10/01/25 (Call 10/01/22)(b)	275	285,698
5.88%, 10/01/28 (Call 10/01/23)(b)	240	254,081
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/23)(b)	315	315,041
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	638	647,219
1.60%, 04/20/30 (Call 01/20/30)	562	561,803
1.75%, 04/20/32 (Call 01/20/32)	1,263	1,267,029
2.75%, 05/18/24 (Call 03/18/24)	535	566,897
3.00%, 05/18/27 (Call 02/18/27)	330	364,571
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	434	484,704
4.55%, 02/15/48 (Call 08/15/47)	210	249,047
Dave & Buster's Inc., 7.63%, 11/01/25
(Call 11/01/22)(b)	225	238,304
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	706	734,685
3.50%, 04/03/30 (Call 01/03/30)	330	370,283
3.88%, 04/15/27 (Call 01/15/27)	295	334,117
4.13%, 05/01/28 (Call 02/01/28)	127	147,258
4.13%, 04/03/50 (Call 10/03/49)	158	190,396
4.15%, 11/01/25 (Call 08/01/25)	100	112,357
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	737	776,886
4.00%, 05/15/25 (Call 03/15/25)	225	248,544
4.20%, 05/15/28 (Call 02/15/28)	551	632,449
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/22)(b)	200	205,238
8.50%, 10/30/25 (Call 10/30/21)(b)	200	209,602

	Par
Security	(000)	Value

Retail (continued)
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)$	200	$215,132
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(b)	280	276,592
5.88%, 04/01/29 (Call 04/01/24)(b)	440	437,078
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(b)	175	181,907
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(b)	240	237,305
Gap Inc. (The)
8.38%, 05/15/23(b)	272	304,406
8.63%, 05/15/25 (Call 05/15/22)(b)	345	377,044
8.88%, 05/15/27 (Call 05/15/23)(b)	490	565,475
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	25	24,640
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(b)	600	601,716
8.75%, 10/01/25 (Call 10/01/21)(b)(e)	100	105,310
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/23)(b)	270	277,077
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/22)(b)(e)	215	229,556
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(b)	170	171,999
Haidilao International Holding Ltd., 2.15%, 01/14/26(d)	400	390,320
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	887	869,828
1.38%, 03/15/31 (Call 12/15/30)	1,505	1,459,082
2.13%, 09/15/26 (Call 06/15/26)	60	63,486
2.38%, 03/15/51 (Call 09/15/50)	1,108	1,049,221
2.50%, 04/15/27 (Call 02/15/27)	1,130	1,212,998
2.70%, 04/01/23 (Call 01/01/23)	814	842,628
2.70%, 04/15/30 (Call 01/15/30)	729	789,077
2.80%, 09/14/27 (Call 06/14/27)	1,013	1,107,948
2.95%, 06/15/29 (Call 03/15/29)	1,063	1,173,711
3.00%, 04/01/26 (Call 01/01/26)	330	360,805
3.13%, 12/15/49 (Call 06/15/49)	760	826,500
3.30%, 04/15/40 (Call 10/15/39)	1,076	1,202,462
3.35%, 09/15/25 (Call 06/15/25)	454	499,173
3.35%, 04/15/50 (Call 10/15/49)	663	746,803
3.50%, 09/15/56 (Call 03/15/56)	175	202,701
3.75%, 02/15/24 (Call 11/15/23)	290	312,246
3.90%, 12/06/28 (Call 09/06/28)	390	455,976
3.90%, 06/15/47 (Call 12/15/46)	238	288,449
4.20%, 04/01/43 (Call 10/01/42)	434	541,328
4.25%, 04/01/46 (Call 10/01/45)	507	642,739
4.40%, 03/15/45 (Call 09/15/44)	476	613,802
4.50%, 12/06/48 (Call 06/06/48)	360	480,928
4.88%, 02/15/44 (Call 08/15/43)	203	276,200
5.40%, 09/15/40 (Call 03/15/40)	443	623,177
5.88%, 12/16/36	1,328	1,930,155
5.95%, 04/01/41 (Call 10/01/40)	102	151,395
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(b)	400	394,772
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/22)(b)	70	72,289
7.00%, 06/15/25 (Call 06/15/22)(b)	355	379,715
JMH Co. Ltd.
2.50%, 04/09/31 (Call 01/09/31)(d)	200	204,240
2.88%, 04/09/36 (Call 01/09/36)(d)	600	617,526
Jollibee Worldwide Pte Ltd., 3.90%,
(Call 01/23/25)(a)(d)(g)	400	399,012
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/23)(b)	175	180,142

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b) $	229	$239,312
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	533	640,117
L Brands Inc.
5.25%, 02/01/28	275	309,502
5.63%, 10/15/23	100	109,625
6.63%, 10/01/30 (Call 10/01/25)(b)	450	519,039
6.69%, 01/15/27	200	237,254
6.75%, 07/01/36	386	491,575
6.88%, 11/01/35	501	644,516
6.95%, 03/01/33	175	214,505
7.50%, 06/15/29 (Call 06/15/24)	200	232,590
7.60%, 07/15/37	130	165,885
9.38%, 07/01/25(b)	215	278,926
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(b)	410	410,902
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(b)	300	308,058
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	400	421,564
4.38%, 01/15/31 (Call 10/15/25)(b)	265	288,765
4.63%, 12/15/27 (Call 12/15/22)(b)	150	159,582
5.25%, 08/01/25 (Call 08/01/21)(b)	175	179,594
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	430	424,462
1.70%, 10/15/30 (Call 07/15/30)	515	503,891
2.50%, 04/15/26 (Call 01/15/26)	1,490	1,587,908
2.63%, 04/01/31 (Call 01/01/31)	500	525,845
3.00%, 10/15/50 (Call 04/15/50)	623	629,361
3.10%, 05/03/27 (Call 02/03/27)	445	489,153
3.13%, 09/15/24 (Call 06/15/24)	671	719,144
3.38%, 09/15/25 (Call 06/15/25)	500	548,110
3.50%, 04/01/51 (Call 10/01/50)	530	583,869
3.65%, 04/05/29 (Call 01/05/29)	768	868,677
3.70%, 04/15/46 (Call 10/15/45)	325	364,543
3.88%, 09/15/23 (Call 06/15/23)	75	79,868
4.00%, 04/15/25 (Call 03/15/25)	838	928,680
4.05%, 05/03/47 (Call 11/03/46)	613	722,807
4.38%, 09/15/45 (Call 03/15/45)	100	122,243
4.50%, 04/15/30 (Call 01/15/30)	383	458,164
4.65%, 04/15/42 (Call 10/15/41)	245	311,099
5.00%, 04/15/40 (Call 10/15/39)	283	372,306
5.13%, 04/15/50 (Call 10/15/49)	768	1,061,522
5.50%, 10/15/35	15	20,182
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/23)(b)	310	323,401
Macy's Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	618	673,546
Macy's Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	243	245,284
3.63%, 06/01/24 (Call 03/01/24)(e)	215	220,444
4.30%, 02/15/43 (Call 08/15/42)	150	123,242
4.38%, 09/01/23 (Call 06/01/23)	85	88,202
4.50%, 12/15/34 (Call 06/15/34)	195	180,591
5.13%, 01/15/42 (Call 07/15/41)	150	137,187
5.88%, 04/01/29 (Call 04/01/24)(b)(e)	250	263,873
6.38%, 03/15/37	125	126,673
6.70%, 07/15/34(b)(e)	125	132,226
Marks & Spencer PLC, 7.13%, 12/01/37(b)	100	120,026
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	30	30,698

	Par
Security	(000)	Value

Retail (continued)
2.13%, 03/01/30 (Call 12/01/29)	$95	$97,517
2.63%, 09/01/29 (Call 06/01/29)	615	655,344
3.25%, 06/10/24	113	121,396
3.30%, 07/01/25 (Call 06/15/25)	680	740,452
3.35%, 04/01/23 (Call 03/01/23)	885	926,268
3.38%, 05/26/25 (Call 02/26/25)	484	526,703
3.50%, 03/01/27 (Call 12/01/26)	240	266,659
3.50%, 07/01/27 (Call 05/01/27)	847	946,522
3.60%, 07/01/30 (Call 04/01/30)	1,110	1,262,081
3.63%, 05/01/43	110	125,095
3.63%, 09/01/49 (Call 03/01/49)	306	347,258
3.70%, 01/30/26 (Call 10/30/25)	774	862,406
3.70%, 02/15/42	150	170,756
3.80%, 04/01/28 (Call 01/01/28)	695	792,286
4.20%, 04/01/50 (Call 10/01/49)	818	1,010,017
4.45%, 03/01/47 (Call 09/01/46)	161	202,892
4.45%, 09/01/48 (Call 03/01/48)	202	256,261
4.60%, 05/26/45 (Call 11/26/44)	123	156,602
4.70%, 12/09/35 (Call 06/09/35)	408	515,745
4.88%, 07/15/40	407	530,541
4.88%, 12/09/45 (Call 06/09/45)	676	891,265
5.70%, 02/01/39	316	441,022
6.30%, 10/15/37	410	598,018
6.30%, 03/01/38	696	1,016,849
Michaels Cos Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	405	419,110
7.88%, 05/01/29 (Call 04/01/24)(b)	650	674,212
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	235	234,779
4.75%, 09/15/29 (Call 09/15/24)	250	264,930
5.63%, 05/01/27 (Call 05/01/22)	150	158,358
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/23)(b)	535	571,011
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(e)	192	201,780
4.25%, 08/01/31 (Call 05/01/31)	50	52,555
4.38%, 04/01/30 (Call 01/01/30)(e)	565	593,250
5.00%, 01/15/44 (Call 07/15/43)	574	572,353
6.95%, 03/15/28	377	446,244
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	185	181,158
3.55%, 03/15/26 (Call 12/15/25)	75	83,182
3.60%, 09/01/27 (Call 06/01/27)	371	419,831
3.85%, 06/15/23 (Call 03/15/23)	100	105,500
3.90%, 06/01/29 (Call 03/01/29)	339	387,697
4.35%, 06/01/28 (Call 03/01/28)	155	181,516
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	220	215,631
6.75%, 08/01/29 (Call 08/01/24)(b)	135	136,449
Party City Holdings Inc., 8.75%, 02/15/26
(Call 08/15/23)(b)	350	370,797
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	280	288,714
3.75%, 06/15/29 (Call 06/15/24)	250	253,780
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	650	673,887
7.75%, 02/15/29 (Call 02/15/24)(b)	550	603,075
QVC Inc.
4.38%, 03/15/23	345	362,209
4.38%, 09/01/28 (Call 06/01/28)	243	249,432

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
4.45%, 02/15/25 (Call 11/15/24)	$290	$311,025
4.75%, 02/15/27 (Call 11/15/26)	330	353,955
4.85%, 04/01/24	365	395,580
5.45%, 08/15/34 (Call 02/15/34)	205	216,841
5.95%, 03/15/43	150	154,704
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(b)	286	287,073
7.70%, 02/15/27	190	176,668
8.00%, 11/15/26 (Call 01/15/23)(b)	416	417,597
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	302	298,319
1.88%, 04/15/31 (Call 01/15/31)	135	133,299
4.60%, 04/15/25 (Call 03/15/25)	248	279,580
SACI Falabella
3.75%, 10/30/27 (Call 07/30/27)(d)	400	427,708
4.38%, 01/27/25(d)	400	431,876
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/21)	325	335,358
8.75%, 04/30/25 (Call 04/30/22)(b)	40	43,602
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/22)(b)	175	181,148
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)	25	26,153
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	330	347,259
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	320	326,502
6.13%, 07/01/29 (Call 07/01/24)(b)	230	235,398
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(b)	1,000	1,015,350
10.75%, 04/15/27 (Call 04/15/22)(b)	525	509,486
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	385	399,930
2.25%, 03/12/30 (Call 12/12/29)	393	404,342
2.45%, 06/15/26 (Call 03/15/26)	640	680,736
2.55%, 11/15/30 (Call 08/15/30)	878	924,666
3.10%, 03/01/23 (Call 02/01/23)	557	579,809
3.35%, 03/12/50 (Call 09/12/49)	110	118,685
3.50%, 03/01/28 (Call 12/01/27)	352	396,260
3.50%, 11/15/50 (Call 05/15/50)	418	463,190
3.55%, 08/15/29 (Call 05/15/29)	378	427,888
3.75%, 12/01/47 (Call 06/01/47)	150	170,769
3.80%, 08/15/25 (Call 06/15/25)	809	898,581
3.85%, 10/01/23 (Call 07/01/23)	290	308,917
4.00%, 11/15/28 (Call 08/15/28)	250	291,058
4.30%, 06/15/45 (Call 12/10/44)	50	60,851
4.45%, 08/15/49 (Call 02/15/49)	675	862,596
4.50%, 11/15/48 (Call 05/15/48)	426	546,149
Suburban Propane Partners LP/Suburban Energy
Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(b)	305	316,910
5.88%, 03/01/27 (Call 03/01/22)	100	104,753
Superior Plus LP/Superior General Partner Inc., 4.50%,
03/15/29 (Call 03/15/24)(b)	290	299,115
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	575	605,872
2.35%, 02/15/30 (Call 11/15/29)	424	448,817
2.50%, 04/15/26	808	870,588
2.65%, 09/15/30 (Call 06/15/30)	362	392,994
3.38%, 04/15/29 (Call 01/15/29)	550	622,286
3.50%, 07/01/24	517	562,181

	Par
Security	(000)	Value

Retail (continued)
3.63%, 04/15/46	$540	$652,520
3.90%, 11/15/47 (Call 05/15/47)	106	134,477
4.00%, 07/01/42	105	133,064
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	675	661,554
1.60%, 05/15/31 (Call 02/15/31)	510	500,810
2.25%, 09/15/26 (Call 06/15/26)	490	518,866
2.50%, 05/15/23 (Call 02/15/23)	240	248,126
3.88%, 04/15/30 (Call 01/15/30)	377	437,516
4.50%, 04/15/50 (Call 10/15/49)	340	460,941
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 10/15/21)(b)	200	219,118
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	110	107,172
Walgreen Co., 3.10%, 09/15/22	85	87,587
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	447	485,670
3.45%, 06/01/26 (Call 03/01/26)	312	341,896
4.10%, 04/15/50 (Call 10/15/49)	696	795,090
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	321	329,888
2.38%, 09/24/29 (Call 06/24/29)	430	460,397
2.55%, 04/11/23 (Call 01/11/23)	645	666,956
2.65%, 12/15/24 (Call 10/15/24)	553	590,256
2.85%, 07/08/24 (Call 06/08/24)	1,039	1,108,977
2.95%, 09/24/49 (Call 03/24/49)	643	698,131
3.05%, 07/08/26 (Call 05/08/26)	597	656,975
3.25%, 07/08/29 (Call 04/08/29)	716	808,672
3.30%, 04/22/24 (Call 01/22/24)	836	895,080
3.40%, 06/26/23 (Call 05/26/23)	383	404,482
3.55%, 06/26/25 (Call 04/26/25)	549	606,969
3.63%, 12/15/47 (Call 06/15/47)	258	307,711
3.70%, 06/26/28 (Call 03/26/28)	1,298	1,491,519
3.95%, 06/28/38 (Call 12/28/37)	821	1,000,446
4.00%, 04/11/43 (Call 10/11/42)	444	551,843
4.05%, 06/29/48 (Call 12/29/47)	1,175	1,500,487
4.30%, 04/22/44 (Call 10/22/43)	250	321,972
4.88%, 07/08/40	380	513,490
5.00%, 10/25/40	410	562,856
5.25%, 09/01/35	746	1,033,866
5.63%, 04/15/41	26	38,363
5.88%, 04/05/27	54	68,120
6.20%, 04/15/38	414	624,059
6.50%, 08/15/37	914	1,407,569
7.55%, 02/15/30	26	38,413
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/23)(b)	290	309,653
White Cap Parent LLC, 8.25%, 03/15/26
(Call 03/15/22), (9.00% PIK)(b)(f)	160	165,659
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	526	536,604
3.88%, 11/01/23 (Call 08/01/23)	350	370,058
4.63%, 01/31/32 (Call 10/01/26)	440	473,202
4.75%, 01/15/30 (Call 10/15/29)(b)	345	377,854
5.35%, 11/01/43 (Call 05/01/43)	150	163,658
6.88%, 11/15/37	175	225,227
7.75%, 04/01/25 (Call 04/01/22)(b)	285	308,421
		152,145,081
Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	250	250,062

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Savings & Loans (continued)
2.00%, 01/27/23(b)	$196	$200,924
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	665	697,193
3.90%, 07/21/25(b)	155	172,654
3.96%, 07/18/30 (Call 07/18/29)(a)(b)	305	346,715
4.00%, 09/14/26(b)	65	72,302
4.13%, 10/18/32 (Call 10/18/27)(a)(b)	454	500,517
4.30%, 03/08/29 (Call 03/08/28)(a)(b)	845	965,514
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	250	267,547
New York Community Bancorp Inc., 5.90%, 11/06/28
(Call 11/06/23)(a)	325	352,836
People's United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	396	409,571
		4,235,835
Semiconductors — 0.6%
Advanced Micro Devices Inc., 7.50%, 08/15/22	241	257,422
Amkor Technology Inc., 6.63%, 09/15/27
(Call 03/15/22)(b)	250	268,927
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	200	214,374
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	95	101,958
3.13%, 12/05/23 (Call 10/05/23)	414	437,656
3.50%, 12/05/26 (Call 09/05/26)	480	534,307
3.90%, 12/15/25 (Call 09/15/25)	254	283,914
5.30%, 12/15/45 (Call 06/15/45)	150	208,933
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	560	561,842
2.75%, 06/01/50 (Call 12/01/49)	907	924,197
3.30%, 04/01/27 (Call 01/01/27)	824	916,197
3.90%, 10/01/25 (Call 07/01/25)	198	221,760
4.35%, 04/01/47 (Call 10/01/46)	206	265,831
5.10%, 10/01/35 (Call 04/01/35)	130	174,407
5.85%, 06/15/41	421	631,955
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	75	80,100
3.50%, 01/15/28 (Call 10/15/27)	380	416,906
3.88%, 01/15/27 (Call 10/15/26)	1,609	1,786,135
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	1,228	1,236,166
2.45%, 02/15/31 (Call 11/15/30)(b)	1,645	1,640,855
2.60%, 02/15/33 (Call 11/15/32)(b)	675	672,550
3.15%, 11/15/25 (Call 10/15/25)	286	307,424
3.42%, 04/15/33 (Call 01/15/33)(b)	1,541	1,649,332
3.46%, 09/15/26 (Call 07/15/26)	518	565,485
3.47%, 04/15/34 (Call 01/15/34)(b)	2,875	3,077,687
3.50%, 02/15/41 (Call 08/15/40)(b)	1,345	1,397,576
3.75%, 02/15/51 (Call 08/15/50)(b)	400	422,496
4.11%, 09/15/28 (Call 06/15/28)	340	383,748
4.15%, 11/15/30 (Call 08/15/30)	1,400	1,589,126
4.30%, 11/15/32 (Call 08/15/32)	939	1,084,348
4.75%, 04/15/29 (Call 01/15/29)	1,261	1,478,989
5.00%, 04/15/30 (Call 01/15/30)	777	927,109
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	190	194,917
4.38%, 04/15/28 (Call 04/15/23)(b)	110	115,598
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	491	518,049
2.60%, 05/19/26 (Call 02/19/26)	65	69,818
2.70%, 12/15/22	206	212,944
2.70%, 06/17/24 (Call 04/17/24)	50	52,958
2.88%, 05/11/24 (Call 03/11/24)	299	317,475

	Par
Security	(000)	Value

Semiconductors (continued)
3.10%, 02/15/60 (Call 08/15/59)	$835	$857,186
3.15%, 05/11/27 (Call 02/11/27)	585	646,653
3.25%, 11/15/49 (Call 05/15/49)	923	988,718
3.40%, 03/25/25 (Call 02/25/25)	1,072	1,170,174
3.70%, 07/29/25 (Call 04/29/25)	555	613,036
3.73%, 12/08/47 (Call 06/08/47)	971	1,117,572
3.75%, 03/25/27 (Call 01/25/27)	520	589,800
3.90%, 03/25/30 (Call 12/25/29)	477	556,368
4.00%, 12/15/32	291	355,360
4.10%, 05/19/46 (Call 11/19/45)	155	186,998
4.10%, 05/11/47 (Call 11/11/46)	593	718,663
4.25%, 12/15/42	446	555,230
4.60%, 03/25/40 (Call 09/25/39)	415	528,283
4.75%, 03/25/50 (Call 09/25/49)	1,347	1,809,169
4.80%, 10/01/41	185	244,311
4.95%, 03/25/60 (Call 09/25/59)	575	817,707
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	485	525,798
4.10%, 03/15/29 (Call 12/15/28)	500	582,685
4.65%, 11/01/24 (Call 08/01/24)	749	836,461
5.00%, 03/15/49 (Call 09/15/48)	368	507,844
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	288	293,472
2.88%, 06/15/50 (Call 12/15/49)	474	489,618
3.13%, 06/15/60 (Call 12/15/59)	900	966,969
3.75%, 03/15/26 (Call 01/15/26)	938	1,051,385
3.80%, 03/15/25 (Call 12/15/24)	355	391,324
4.00%, 03/15/29 (Call 12/15/28)	272	318,172
4.88%, 03/15/49 (Call 09/15/48)	278	384,794
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	414	417,577
2.45%, 04/15/28 (Call 02/15/28)(b)	1,031	1,066,590
2.95%, 04/15/31 (Call 01/15/31)(b)	477	497,802
4.20%, 06/22/23 (Call 05/22/23)(b)	385	408,420
4.88%, 06/22/28 (Call 03/22/28)(b)	169	196,779
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	85	94,642
Microchip Technology Inc.
0.97%, 02/15/24(b)	475	475,845
0.98%, 09/01/24(b)	600	598,812
2.67%, 09/01/23	465	483,312
4.25%, 09/01/25 (Call 09/01/22)	595	625,506
4.33%, 06/01/23 (Call 05/01/23)	480	510,302
Micron Technology Inc.
2.50%, 04/24/23	206	212,722
4.19%, 02/15/27 (Call 12/15/26)	630	715,982
4.64%, 02/06/24 (Call 01/06/24)	168	183,590
4.66%, 02/15/30 (Call 11/15/29)	287	337,572
4.98%, 02/06/26 (Call 12/06/25)	644	745,108
5.33%, 02/06/29 (Call 11/06/28)	609	740,751
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	1,355	1,365,610
2.00%, 06/15/31 (Call 03/15/31)	1,000	1,015,330
2.85%, 04/01/30 (Call 01/01/30)	1,012	1,104,588
3.20%, 09/16/26 (Call 06/16/26)	410	453,366
3.50%, 04/01/40 (Call 10/01/39)	734	843,689
3.50%, 04/01/50 (Call 10/01/49)	943	1,089,938
3.70%, 04/01/60 (Call 10/01/59)	160	192,339
NXP BV/NXP Funding LLC
4.63%, 06/01/23(b)	1,243	1,332,036

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
4.88%, 03/01/24 (Call 02/01/24)(b)	$275	$302,376
5.35%, 03/01/26 (Call 01/01/26)(b)	468	548,267
5.55%, 12/01/28 (Call 09/01/28)(b)	332	411,023
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	665	686,007
2.70%, 05/01/25 (Call 04/01/25)(b)	285	301,484
3.15%, 05/01/27 (Call 03/01/27)(b)	144	155,690
3.25%, 05/11/41 (Call 11/11/40)(b)	1,005	1,055,662
3.40%, 05/01/30 (Call 02/01/30)(b)	722	798,828
3.88%, 06/18/26 (Call 04/18/26)(b)	390	434,854
4.30%, 06/18/29 (Call 03/18/29)(b)	368	427,340
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/23)(b)	320	333,136
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	370	384,289
4.38%, 10/15/29 (Call 10/15/24)	365	397,481
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	832	825,627
1.65%, 05/20/32 (Call 02/20/32)	1,101	1,073,662
2.15%, 05/20/30 (Call 02/20/30)	633	654,516
2.60%, 01/30/23 (Call 12/30/22)	400	413,224
2.90%, 05/20/24 (Call 03/20/24)	50	53,175
3.25%, 05/20/27 (Call 02/20/27)	803	888,624
3.25%, 05/20/50 (Call 11/20/49)	260	286,052
3.45%, 05/20/25 (Call 02/20/25)	833	911,369
4.30%, 05/20/47 (Call 11/20/46)	385	492,299
4.65%, 05/20/35 (Call 11/20/34)	390	502,843
4.80%, 05/20/45 (Call 11/20/44)	980	1,325,274
SK Hynix Inc.
1.00%, 01/19/24(d)	800	797,824
1.50%, 01/19/26(b)	400	398,256
1.50%, 01/19/26(d)	400	398,256
2.38%, 01/19/31(d)	1,000	991,170
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	50	50,191
1.80%, 06/01/26 (Call 05/01/26)	115	117,081
3.00%, 06/01/31 (Call 03/01/31)	240	251,345
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	200	202,696
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	207	212,009
1.75%, 05/04/30 (Call 02/04/30)	657	664,674
2.25%, 09/04/29 (Call 06/04/29)	444	468,473
2.63%, 05/15/24 (Call 03/15/24)	115	121,331
2.90%, 11/03/27 (Call 08/03/27)	485	531,866
3.88%, 03/15/39 (Call 09/15/38)	582	711,216
4.15%, 05/15/48 (Call 11/15/47)	415	536,404
TSMC Global Ltd.
0.75%, 09/28/25(d)	1,000	987,120
1.00%, 09/28/27(d)	1,000	973,930
1.25%, 04/23/26 (Call 03/23/26)(d)	600	600,798
1.38%, 09/28/30(d)	600	571,614
1.75%, 04/23/28(d)	400	403,100
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	656	677,497
2.95%, 06/01/24 (Call 04/01/24)	263	278,622
		84,622,004
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 3.00%, 02/13/30(d)	400	394,800
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	295	323,810

	Par
Security	(000)	Value

Shipbuilding (continued)
3.84%, 05/01/25 (Call 04/01/25)	$565	$618,799
4.20%, 05/01/30 (Call 02/01/30)	25	28,877
		1,366,286
Software — 0.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(b)	60	62,800
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	468	445,227
2.50%, 09/15/50 (Call 03/15/50)	634	578,912
3.40%, 09/15/26 (Call 06/15/26)	1,180	1,305,835
3.40%, 06/15/27 (Call 03/15/27)	200	222,614
4.50%, 06/15/47 (Call 12/15/46)	116	146,310
Adobe Inc.
1.70%, 02/01/23	365	372,906
1.90%, 02/01/25 (Call 01/01/25)	181	188,653
2.15%, 02/01/27 (Call 12/01/26)	419	441,613
2.30%, 02/01/30 (Call 11/01/29)	1,170	1,230,653
3.25%, 02/01/25 (Call 11/01/24)	521	564,128
Ascend Learning LLC, 6.88%, 08/01/25
(Call 08/01/21)(b)	55	56,060
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	262	280,513
3.50%, 06/15/27 (Call 03/15/27)	550	613,167
3.60%, 12/15/22 (Call 09/15/22)	30	31,018
4.38%, 06/15/25 (Call 03/15/25)	195	218,722
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	450	451,332
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(b)	290	309,311
9.13%, 03/01/26 (Call 09/01/21)(b)	265	277,646
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	205	213,153
2.90%, 12/01/29 (Call 09/01/29)	436	466,232
3.40%, 06/27/26 (Call 03/27/26)	145	160,313
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%,
01/31/26 (Call 07/31/22)(b)	370	389,936
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	284	319,824
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	25	27,504
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/22)(b)	340	354,430
Castle U.S. Holding Crop., 9.50%, 02/15/28
(Call 02/15/23)(b)	150	156,827
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	260	273,751
5.00%, 10/15/24 (Call 07/15/24)	300	330,591
5.25%, 05/15/29 (Call 05/15/24)(b)	300	326,787
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 03/01/22)(b)	180	182,434
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	318	338,870
4.50%, 12/01/27 (Call 09/01/27)	551	629,556
Clarivate Science Holdings Corp.
3.88%, 06/30/28 (Call 06/30/24)(b)	470	474,150
4.88%, 06/30/29 (Call 06/30/24)(b)	495	500,282
Donnelley Financial Solutions Inc., 8.25%, 10/15/24
(Call 10/15/21)	510	528,243
Dun & Bradstreet Corp. (The)
6.88%, 08/15/26 (Call 02/15/22)(b)	75	79,487
10.25%, 02/15/27 (Call 02/15/22)(b)	335	366,738
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	290	290,980

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	$390	$386,451
2.95%, 02/15/51 (Call 08/15/50)	405	403,716
4.80%, 03/01/26 (Call 12/01/25)	691	799,577
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	265	276,893
5.25%, 05/15/26 (Call 02/15/26)(b)	155	176,844
Fidelity National Information Services Inc.
0.38%, 03/01/23	925	925,083
0.60%, 03/01/24	405	405,049
1.15%, 03/01/26 (Call 02/01/26)	540	540,162
1.65%, 03/01/28 (Call 01/01/28)	465	469,604
2.25%, 03/01/31 (Call 12/01/30)	1,302	1,323,717
3.10%, 03/01/41 (Call 09/01/40)	345	362,298
4.50%, 08/15/46 (Call 02/15/46)	15	18,860
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	498	521,311
2.65%, 06/01/30 (Call 03/01/30)	609	640,388
2.75%, 07/01/24 (Call 06/01/24)	1,113	1,178,400
3.20%, 07/01/26 (Call 05/01/26)	1,402	1,526,988
3.50%, 10/01/22 (Call 07/01/22)	631	649,293
3.50%, 07/01/29 (Call 04/01/29)	449	500,990
3.80%, 10/01/23 (Call 09/01/23)	1,435	1,533,714
3.85%, 06/01/25 (Call 03/01/25)	1,018	1,121,775
4.20%, 10/01/28 (Call 07/01/28)	264	306,763
4.40%, 07/01/49 (Call 01/01/49)	926	1,143,999
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(b)	275	312,419
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(b)	260	256,175
Infor Inc.
1.45%, 07/15/23 (Call 06/15/23)(b)	15	15,193
1.75%, 07/15/25 (Call 06/15/25)(b)	125	128,263
Intuit Inc.
0.65%, 07/15/23	540	543,478
0.95%, 07/15/25 (Call 06/15/25)	622	626,522
1.35%, 07/15/27 (Call 05/15/27)	705	711,197
1.65%, 07/15/30 (Call 04/15/30)	516	516,057
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	310	329,580
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,934	1,996,797
2.13%, 11/15/22	172	176,231
2.38%, 05/01/23 (Call 02/01/23)	655	675,927
2.40%, 08/08/26 (Call 05/08/26)	1,567	1,676,925
2.53%, 06/01/50 (Call 12/01/49)	3,490	3,493,211
2.65%, 11/03/22 (Call 09/03/22)	773	793,902
2.68%, 06/01/60 (Call 12/01/59)	2,379	2,413,139
2.70%, 02/12/25 (Call 11/12/24)	854	913,831
2.88%, 02/06/24 (Call 12/06/23)	1,547	1,637,144
2.92%, 03/17/52 (Call 09/17/51)	4,839	5,220,991
3.04%, 03/17/62 (Call 09/17/61)	841	924,654
3.13%, 11/03/25 (Call 08/03/25)	978	1,070,754
3.30%, 02/06/27 (Call 11/06/26)	1,560	1,743,440
3.45%, 08/08/36 (Call 02/08/36)	579	682,566
3.50%, 02/12/35 (Call 08/12/34)	1,116	1,324,424
3.50%, 11/15/42	13	15,361
3.63%, 12/15/23 (Call 09/15/23)	465	498,062
3.70%, 08/08/46 (Call 02/08/46)	665	813,608
3.75%, 02/12/45 (Call 08/12/44)	75	91,346
4.10%, 02/06/37 (Call 08/06/36)	70	87,627
Security	Par (000)		Value

Software (continued)
4.25%, 02/06/47 (Call 08/06/46)	$220		$291,601
4.50%, 10/01/40	35		46,985
4.50%, 02/06/57 (Call 08/06/56)	100		141,887
4.75%, 11/03/55 (Call 05/03/55)	0	(l)	145
5.30%, 02/08/41	175		253,104
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(e)	250		251,030
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	485		510,220
3.63%, 11/01/31 (Call 11/01/26)(b)	250		264,695
3.88%, 02/15/31 (Call 06/01/25)(b)	465		493,649
4.00%, 11/15/29 (Call 11/15/24)(b)	450		479,543
5.38%, 05/15/27 (Call 05/15/22)(b)	150		159,291
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	225		234,691
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	435		449,246
5.88%, 06/01/26 (Call 06/01/22)(b)	395		407,822
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	435		450,286
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,196		1,219,035
2.30%, 03/25/28 (Call 01/25/28)	1,111		1,152,551
2.40%, 09/15/23 (Call 07/15/23)	764		791,397
2.50%, 10/15/22	1,245		1,276,860
2.50%, 04/01/25 (Call 03/01/25)	570		600,022
2.63%, 02/15/23 (Call 01/15/23)	2,595		2,677,936
2.65%, 07/15/26 (Call 04/15/26)	1,395		1,481,085
2.80%, 04/01/27 (Call 02/01/27)	480		513,379
2.88%, 03/25/31 (Call 12/25/30)	1,270		1,342,873
2.95%, 11/15/24 (Call 09/15/24)	819		873,660
2.95%, 05/15/25 (Call 02/15/25)	626		668,305
2.95%, 04/01/30 (Call 01/01/30)	1,320		1,409,351
3.25%, 11/15/27 (Call 08/15/27)	729		797,074
3.25%, 05/15/30 (Call 02/15/30)	603		658,910
3.40%, 07/08/24 (Call 04/08/24)	762		816,376
3.60%, 04/01/40 (Call 10/01/39)	1,426		1,524,836
3.60%, 04/01/50 (Call 10/01/49)	1,770		1,855,172
3.63%, 07/15/23	531		562,828
3.65%, 03/25/41 (Call 09/25/40)	814		878,786
3.80%, 11/15/37 (Call 05/15/37)	700		777,119
3.85%, 07/15/36 (Call 01/15/36)	789		887,893
3.85%, 04/01/60 (Call 10/01/59)	1,722		1,853,785
3.90%, 05/15/35 (Call 11/15/34)	755		858,586
3.95%, 03/25/51 (Call 09/25/50)	1,369		1,522,698
4.00%, 07/15/46 (Call 01/15/46)	931		1,031,027
4.00%, 11/15/47 (Call 05/15/47)	1,675		1,857,558
4.10%, 03/25/61 (Call 09/25/60)	745		841,731
4.13%, 05/15/45 (Call 11/15/44)	688		774,557
4.30%, 07/08/34 (Call 01/08/34)	808		953,674
4.38%, 05/15/55 (Call 11/15/54)	590		692,035
4.50%, 07/08/44 (Call 01/08/44)	509		608,056
5.38%, 07/15/40	790		1,033,423
6.13%, 07/08/39	518		722,853
6.50%, 04/15/38	622		891,394
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	285		284,370
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	250		256,935
4.00%, 02/15/28 (Call 02/15/23)(b)	230		237,774

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	$295	$284,392
5.38%, 12/01/28 (Call 12/01/23)(b)(e)	205	209,069
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	230	228,790
Roper Technologies Inc.
0.45%, 08/15/22	762	762,792
1.00%, 09/15/25 (Call 08/15/25)	307	306,985
1.40%, 09/15/27 (Call 07/15/27)	265	264,006
1.75%, 02/15/31 (Call 11/15/30)	630	615,661
2.00%, 06/30/30 (Call 03/30/30)	267	267,486
2.35%, 09/15/24 (Call 08/15/24)	540	565,618
2.95%, 09/15/29 (Call 06/15/29)	338	365,770
3.13%, 11/15/22 (Call 08/15/22)	190	195,442
3.65%, 09/15/23 (Call 08/15/23)	768	817,651
3.80%, 12/15/26 (Call 09/15/26)	894	1,004,498
3.85%, 12/15/25 (Call 09/15/25)	575	639,946
4.20%, 09/15/28 (Call 06/15/28)	813	945,543
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	85	85,857
1.95%, 07/15/31 (Call 04/15/31)	155	157,767
2.70%, 07/15/41 (Call 01/15/41)	100	102,210
2.90%, 07/15/51 (Call 01/15/51)	170	174,952
3.05%, 07/15/61 (Call 01/15/61)	50	52,093
3.25%, 04/11/23 (Call 03/11/23)	1,013	1,061,543
3.70%, 04/11/28 (Call 01/11/28)	729	833,940
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,185	1,131,924
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	845	893,773
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	255	261,831
3.88%, 03/15/31 (Call 03/15/26)	235	245,676
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(b)	690	715,903
10.50%, 02/01/24 (Call 02/01/22)(b)	400	408,084
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	780	799,149
3.90%, 08/21/27 (Call 05/21/27)	587	660,991
4.50%, 05/15/25 (Call 04/15/25)	155	173,634
4.65%, 05/15/27 (Call 03/15/27)	233	270,993
4.70%, 05/15/30 (Call 02/15/30)	881	1,060,160
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	355	355,277
		117,647,712
Storage & Warehousing — 0.0%
GLP China Holdings Ltd.
2.95%, 03/29/26(d)	200	203,734
4.97%, 02/26/24(d)	400	429,020
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 08/30/21)(b)	200	199,898
Modulaire Global Finance 2 PLC, 10.00%, 08/15/23 (Call 02/15/22)(b)	200	205,568
		1,038,220
Telecommunications — 1.7%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(b)	600	591,492
10.50%, 05/15/27 (Call 05/15/22)(b)	800	880,528
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	200	201,716
Security	Par (000)	Value

Telecommunications (continued)
5.13%, 07/15/29 (Call 04/15/24)(b)	$1,235	$1,243,509
5.50%, 01/15/28 (Call 09/15/22)(b)	400	409,988
7.38%, 05/01/26 (Call 05/01/22)(b)	838	871,243
8.13%, 02/01/27 (Call 02/01/22)(b)	600	649,782
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	632	670,015
3.63%, 04/22/29 (Call 01/22/29)	580	640,111
4.38%, 07/16/42	255	311,834
4.38%, 04/22/49 (Call 10/22/48)	745	935,862
6.13%, 11/15/37	532	745,859
6.13%, 03/30/40	990	1,426,748
6.38%, 03/01/35	558	805,495
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	813	815,154
1.65%, 02/01/28 (Call 12/01/27)	1,311	1,313,792
2.25%, 02/01/32 (Call 11/01/31)	1,412	1,408,625
2.30%, 06/01/27 (Call 04/01/27)	491	514,416
2.55%, 12/01/33 (Call 09/01/33)(b)	2,780	2,804,325
2.63%, 12/01/22 (Call 09/01/22)	340	348,585
2.75%, 06/01/31 (Call 03/01/31)	1,150	1,213,169
3.10%, 02/01/43 (Call 08/01/42)	1,140	1,137,469
3.30%, 02/01/52 (Call 08/01/51)	1,328	1,327,628
3.40%, 05/15/25 (Call 02/15/25)	1,775	1,936,152
3.50%, 06/01/41 (Call 12/01/40)	2,169	2,299,097
3.50%, 09/15/53 (Call 03/15/53)(b)	3,327	3,433,763
3.50%, 02/01/61 (Call 08/01/60)	950	949,487
3.55%, 09/15/55 (Call 03/15/55)(b)	3,467	3,583,699
3.65%, 06/01/51 (Call 12/01/50)	1,034	1,100,321
3.65%, 09/15/59 (Call 03/15/59)(b)	3,559	3,688,405
3.80%, 03/01/24 (Call 01/01/24)	16	17,230
3.80%, 12/01/57 (Call 06/01/57)(b)	2,506	2,669,917
3.85%, 06/01/60 (Call 12/01/59)	400	430,080
3.90%, 03/11/24 (Call 12/11/23)	944	1,016,848
3.95%, 01/15/25 (Call 10/15/24)	558	616,735
4.05%, 12/15/23	1,000	1,083,100
4.10%, 02/15/28 (Call 11/15/27)	425	487,870
4.13%, 02/17/26 (Call 11/17/25)	155	174,553
4.30%, 02/15/30 (Call 11/15/29)	917	1,069,424
4.30%, 12/15/42 (Call 06/15/42)	25	28,864
4.35%, 03/01/29 (Call 12/01/28)	1,158	1,348,051
4.35%, 06/15/45 (Call 12/15/44)	45	52,326
4.45%, 04/01/24 (Call 01/01/24)	1,088	1,187,073
4.50%, 05/15/35 (Call 11/15/34)	1,896	2,268,583
4.50%, 03/09/48 (Call 09/09/47)	495	594,144
4.55%, 03/09/49 (Call 09/09/48)	438	526,840
4.65%, 06/01/44 (Call 12/01/43)	329	397,221
4.75%, 05/15/46 (Call 11/15/45)	370	454,519
4.80%, 06/15/44 (Call 12/15/43)	70	85,504
4.85%, 03/01/39 (Call 09/01/38)	911	1,118,954
4.85%, 07/15/45 (Call 01/15/45)	582	719,369
4.90%, 08/15/37 (Call 02/14/37)	568	709,688
4.90%, 06/15/42	807	994,393
5.15%, 03/15/42	908	1,158,817
5.15%, 11/15/46 (Call 05/15/46)	10	13,111
5.15%, 02/15/50 (Call 08/14/49)	722	942,932
5.25%, 03/01/37 (Call 09/01/36)	115	146,227
5.35%, 09/01/40	121	157,658
5.45%, 03/01/47 (Call 09/01/46)	245	329,192
5.55%, 08/15/41	85	113,956
5.65%, 02/15/47 (Call 08/15/46)	510	694,579

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.70%, 03/01/57 (Call 09/01/56)	$355	$501,778
6.00%, 08/15/40 (Call 05/15/40)	135	187,457
6.15%, 09/15/34	60	80,648
6.25%, 03/29/41	162	229,969
6.30%, 01/15/38	10	14,145
6.38%, 03/01/41	624	908,819
6.55%, 02/15/39	200	288,502
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	390	417,573
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(d)	1,000	998,550
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(d)	800	779,376
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	549	674,145
4.46%, 04/01/48 (Call 10/01/47)	301	376,747
Series US-3, 0.75%, 03/17/24	150	150,906
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	295	330,607
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(d)	600	634,800
5.35%, 05/20/24(d)	400	439,380
Bharti Airtel Ltd.
3.25%, 06/03/31(d)	400	402,292
3.25%, 06/03/31 (Call 03/05/31)(b)	1,400	1,408,022
4.38%, 06/10/25(d)	500	546,685
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	475	503,756
4.25%, 11/08/49 (Call 05/08/49)(b)	315	349,710
4.50%, 12/04/23 (Call 11/04/23)	481	522,424
5.13%, 12/04/28 (Call 09/24/28)	420	500,111
9.63%, 12/15/30	1,297	2,001,245
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(b)	400	424,460
7.50%, 10/15/26 (Call 10/15/21)(b)	400	417,652
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(b)	250	255,535
8.00%, 10/15/25 (Call 10/15/21)(b)	175	183,750
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	484	502,111
2.50%, 09/20/26 (Call 06/20/26)	870	936,268
2.60%, 02/28/23	100	103,802
2.95%, 02/28/26	443	483,681
3.50%, 06/15/25	70	77,459
3.63%, 03/04/24	367	397,112
5.50%, 01/15/40	894	1,267,799
5.90%, 02/15/39	582	848,958
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(d)	250	261,010
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/22)(b)	222	228,465
6.00%, 03/01/26 (Call 03/01/22)(b)	619	648,539
7.13%, 07/01/28 (Call 07/01/23)(b)	325	350,435
8.25%, 03/01/27 (Call 03/01/22)(b)	410	433,887
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	350	353,903
6.00%, 06/15/25 (Call 06/15/22)(b)	889	902,593
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	900	945,864
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	200	201,572
6.50%, 10/01/28 (Call 10/01/23)(b)	360	388,537
Security	Par (000)	Value

Telecommunications (continued)
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	$612	$702,986
4.38%, 11/15/57 (Call 05/15/57)	808	990,099
4.70%, 03/15/37	61	74,770
4.75%, 03/15/42	419	536,178
5.35%, 11/15/48 (Call 05/15/48)	105	145,178
5.45%, 11/15/79 (Call 05/15/79)	350	509,957
5.75%, 08/15/40	223	309,091
5.85%, 11/15/68 (Call 05/15/68)	222	331,861
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	960	1,042,464
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	30	31,165
3.60%, 01/19/27 (Call 10/19/26)(b)	18	19,940
4.38%, 06/21/28 (Call 03/21/28)(b)	320	375,302
4.75%, 06/21/38 (Call 12/21/37)(b)	180	222,606
8.75%, 06/15/30	1,745	2,635,665
9.25%, 06/01/32	384	627,859
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.75%, 05/25/24 (Call 05/25/22)(d)	400	416,192
8.75%, 05/25/24 (Call 05/27/22)(d)(e)	400	415,628
Digicel Ltd., 6.75%, 03/01/23 (Call 08/16/21)(d)	200	188,868
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/22)(b)	200	204,004
Embarq Corp., 8.00%, 06/01/36	675	756,155
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(d)	600	663,054
4.88%, 10/30/24 (Call 07/30/24)(d)	200	213,566
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	860	890,100
5.88%, 10/15/27 (Call 10/15/23)(b)	545	584,453
5.88%, 11/01/29 (Call 11/01/24)	350	359,030
6.75%, 05/01/29 (Call 05/01/24)(b)	470	504,000
Frontier Florida LLC, Series E, 6.86%, 02/01/28	150	164,231
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(b)	180	179,933
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	220	236,872
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	400	426,788
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	400	433,660
Hughes Satellite Systems Corp.
5.25%, 08/01/26	362	405,176
6.63%, 08/01/26	400	449,464
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(b)	400	388,960
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	393	394,207
2.00%, 12/10/30 (Call 09/10/30)	255	249,051
3.75%, 08/15/29 (Call 05/15/29)	267	299,983
5.95%, 03/15/41	327	450,207
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(d)	200	211,820
Koninklijke KPN NV, 8.38%, 10/01/30	165	237,623
KT Corp.
1.00%, 09/01/25(d)	400	398,624
2.50%, 07/18/26(b)	125	132,021
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	327	348,118
3.63%, 01/15/29 (Call 01/15/24)(b)	365	355,065
3.75%, 07/15/29 (Call 01/15/24)(b)	700	685,860
3.88%, 11/15/29 (Call 08/15/29)(b)	50	53,973
4.25%, 07/01/28 (Call 07/01/23)(b)	560	570,690
4.63%, 09/15/27 (Call 09/15/22)(b)	399	414,697

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/15/26 (Call 03/15/22)	$394	$406,710
5.38%, 05/01/25 (Call 05/01/22)	150	153,465
Ligado Networks LLC, 15.50%, 11/01/23, (15.50% PIK)(b)(f)	1,499	1,423,838
Ligado Networks LLC (17.50% PIK), 17.50%, 05/01/24(b)(f)	273	207,677
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 03/04/23)(d)	600	619,626
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	435	452,752
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	585	601,719
4.50%, 01/15/29 (Call 01/15/24)(b)	500	490,690
5.13%, 12/15/26 (Call 12/15/22)(b)	600	623,790
5.38%, 06/15/29 (Call 06/15/24)(b)	470	482,568
5.63%, 04/01/25 (Call 01/01/25)	244	266,197
Series G, 6.88%, 01/15/28	195	221,690
Series P, 7.60%, 09/15/39	325	370,711
Series T, 5.80%, 03/15/22	671	688,922
Series U, 7.65%, 03/15/42	250	283,045
Series W, 6.75%, 12/01/23	384	424,577
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	466	523,919
Maxar Technologies Inc., 7.54%, 12/31/27 (Call 06/25/24)(b)	50	53,727
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(d)(e)	600	624,066
6.25%, 03/25/29 (Call 03/25/24)(d)	180	196,756
Mobile Telesystems OJSC Via MTS International
Funding DAC, 5.00%, 05/30/23(d)	400	423,988
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	507	507,177
2.75%, 05/24/31 (Call 02/24/31)	470	488,292
4.00%, 09/01/24	361	395,017
4.60%, 02/23/28 (Call 11/23/27)	546	639,481
4.60%, 05/23/29 (Call 02/23/29)	720	849,737
5.50%, 09/01/44	183	242,634
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(d)	740	783,801
6.50%, 10/13/26(d)	200	230,176
NBN Co. Ltd., 2.63%, 05/05/31 (Call 02/05/31)(b)	500	519,680
Network i2i Ltd., 3.98%, (Call 06/03/26)(a)(d)(g)	400	396,056
Nokia OYJ
3.38%, 06/12/22	139	142,312
4.38%, 06/12/27	250	276,338
6.63%, 05/15/39	250	344,128
NTT Finance Corp.
0.37%, 03/03/23(b)	1,430	1,430,415
0.58%, 03/01/24(b)	1,665	1,665,982
1.16%, 04/03/26 (Call 03/03/26)(b)	2,870	2,880,332
1.59%, 04/03/28 (Call 02/03/28)(b)	1,802	1,812,758
2.07%, 04/03/31 (Call 01/03/31)(b)	520	535,153
Ooredoo International Finance Ltd.
2.63%, 04/08/31(d)	200	205,720
3.25%, 02/21/23(b)	700	728,406
3.75%, 06/22/26(d)	200	221,620
3.88%, 01/31/28(b)	400	452,236
4.50%, 01/31/43(b)(e)	200	246,092
Orange SA
5.38%, 01/13/42	295	407,200
5.50%, 02/06/44 (Call 08/06/43)	774	1,092,927
9.00%, 03/01/31	1,171	1,857,300
Security	Par (000)	Value

Telecommunications (continued)
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(d)	$200	$211,992
6.63%, 04/24/28(d)	250	275,318
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(d)	200	208,692
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	250	244,075
PLDT Inc., 3.45%, 06/23/50 (Call 03/23/50)(d)	400	402,940
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(b)	210	225,059
Qwest Corp., 7.25%, 09/15/25	145	171,332
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	140	150,769
3.00%, 03/15/23 (Call 12/15/22)	140	144,820
3.63%, 12/15/25 (Call 09/15/25)	655	724,155
3.70%, 11/15/49 (Call 05/15/49)	516	556,145
4.10%, 10/01/23 (Call 07/01/23)	373	398,174
4.30%, 02/15/48 (Call 08/15/47)	520	611,130
4.35%, 05/01/49 (Call 11/01/48)	758	899,306
4.50%, 03/15/43 (Call 09/15/42)	207	246,645
5.00%, 03/15/44 (Call 09/15/43)	574	732,349
7.50%, 08/15/38	45	69,929
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(d)	400	419,856
Saudi Telecom Co., 3.89%, 05/13/29(d)	600	669,438
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	204	243,166
SES SA, 3.60%, 04/04/23(b)	325	339,398
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	600	600,492
2.38%, 08/28/29 (Call 05/28/29)(d)	600	627,156
3.25%, 06/30/25(d)	200	217,016
3.88%, 08/28/28 (Call 05/28/28)(d)	400	457,496
Sprint Capital Corp.
6.88%, 11/15/28	1,160	1,495,553
8.75%, 03/15/32	1,000	1,541,640
Sprint Communications Inc., 6.00%, 11/15/22	1,065	1,126,994
Sprint Corp.
7.13%, 06/15/24	1,210	1,391,464
7.63%, 02/15/25 (Call 11/15/24)	760	896,762
7.63%, 03/01/26 (Call 11/01/25)	780	952,411
7.88%, 09/15/23	2,170	2,455,919
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(b)	422	450,820
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	320	327,219
4.13%, 06/15/29 (Call 06/15/24)(b)	174	179,171
Telecom Italia Capital SA
6.00%, 09/30/34	475	545,727
6.38%, 11/15/33	490	580,238
7.20%, 07/18/36	500	638,760
7.72%, 06/04/38	468	628,318
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	725	786,451
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(d)	200	209,728
Telefonica Emisiones SA
4.10%, 03/08/27	717	811,092
4.57%, 04/27/23	150	160,202
4.67%, 03/06/38	410	487,593
4.90%, 03/06/48	1,146	1,384,597
5.21%, 03/08/47	861	1,081,976
5.52%, 03/01/49 (Call 09/01/48)	586	768,310

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.05%, 06/20/36	$645	$939,417
Telefonica Europe BV, 8.25%, 09/15/30	612	902,290
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	210	191,955
5.63%, 12/06/26 (Call 12/06/23)(b)	255	236,612
6.50%, 10/15/27 (Call 10/15/22)(b)	280	237,140
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	55	59,195
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	165	177,895
3.70%, 09/15/27 (Call 06/15/27)	292	331,134
4.30%, 06/15/49 (Call 12/15/48)	183	226,056
4.60%, 11/16/48 (Call 05/16/48)	443	572,298
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	390	394,672
2.05%, 02/15/28 (Call 12/15/27)	755	774,162
2.25%, 02/15/26 (Call 02/15/23)	500	506,065
2.25%, 02/15/26 (Call 02/15/23)(b)	370	374,007
2.25%, 11/15/31 (Call 08/15/31)	520	522,070
2.55%, 02/15/31 (Call 11/15/30)	1,394	1,435,471
2.63%, 04/15/26 (Call 04/15/23)	555	568,381
2.63%, 02/15/29 (Call 02/15/24)	390	390,027
2.88%, 02/15/31 (Call 02/15/26)	485	487,551
3.00%, 02/15/41 (Call 08/15/40)	917	926,014
3.30%, 02/15/51 (Call 08/15/50)	967	985,721
3.38%, 04/15/29 (Call 04/15/24)	480	499,925
3.38%, 04/15/29 (Call 04/15/24)(b)	520	541,882
3.50%, 04/15/25 (Call 03/15/25)	1,928	2,094,001
3.50%, 04/15/31 (Call 04/15/26)	600	630,822
3.50%, 04/15/31 (Call 04/15/26)(b)	545	572,168
3.60%, 11/15/60 (Call 05/15/60)	870	919,364
3.75%, 04/15/27 (Call 02/15/27)	1,757	1,959,055
3.88%, 04/15/30 (Call 01/15/30)	2,492	2,816,010
4.00%, 04/15/22 (Call 03/16/22)	100	101,777
4.38%, 04/15/40 (Call 10/15/39)	745	886,952
4.50%, 02/01/26 (Call 02/01/22)	600	614,334
4.50%, 04/15/50 (Call 10/15/49)	1,151	1,402,010
4.75%, 02/01/28 (Call 02/01/23)	631	673,170
5.38%, 04/15/27 (Call 04/15/22)	230	243,285
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25(d)	200	213,068
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26 (Call 12/20/25)(d)	400	404,168
Trilogy International South Pacific LLC/TISP
Finance Inc., 8.88%, 05/15/23 (Call 08/30/21)(b)(e)	383	379,153
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	400	418,568
6.88%, 02/28/25(d)	200	221,006
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28 (Call 01/11/28)(d)	600	646,188
U.S. Cellular Corp., 6.70%, 12/15/33	278	346,027
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(b)	800	807,840
4.00%, 04/09/25 (Call 01/09/25)(b)	1,136	1,195,765
4.95%, 06/16/24 (Call 03/16/24)(d)	200	215,280
5.95%, 02/13/23(d)	200	212,970
7.25%, 04/26/23 (Call 01/26/23)(d)	400	431,608
Verizon Communications Inc.
0.75%, 03/22/24	720	723,276
0.85%, 11/20/25 (Call 10/20/25)	2,095	2,083,519
1.45%, 03/20/26 (Call 02/20/26)	735	745,893
Security	Par (000)	Value

Telecommunications (continued)
1.68%, 10/30/30 (Call 07/30/30)	$986	$955,414
1.75%, 01/20/31 (Call 10/20/30)	2,300	2,235,968
2.10%, 03/22/28 (Call 01/22/28)	840	864,612
2.55%, 03/21/31 (Call 12/21/30)	1,632	1,696,692
2.63%, 08/15/26	737	786,143
2.65%, 11/20/40 (Call 05/20/40)	2,790	2,729,206
2.88%, 11/20/50 (Call 05/20/50)	2,108	2,057,408
2.99%, 10/30/56 (Call 04/30/56)	1,133	1,102,103
3.00%, 03/22/27 (Call 01/22/27)	230	249,557
3.00%, 11/20/60 (Call 05/20/60)	2,515	2,432,256
3.15%, 03/22/30 (Call 12/22/29)	917	999,310
3.38%, 02/15/25	1,277	1,389,925
3.40%, 03/22/41 (Call 09/22/40)	1,163	1,256,226
3.50%, 11/01/24 (Call 08/01/24)	853	924,319
3.55%, 03/22/51 (Call 09/22/50)	1,699	1,858,978
3.70%, 03/22/61 (Call 09/22/60)	973	1,075,603
3.85%, 11/01/42 (Call 05/01/42)	1,125	1,302,750
3.88%, 02/08/29 (Call 11/08/28)	615	706,327
4.00%, 03/22/50 (Call 09/22/49)	1,270	1,489,913
4.02%, 12/03/29 (Call 09/03/29)	708	818,915
4.13%, 03/16/27	1,332	1,526,339
4.13%, 08/15/46	394	468,395
4.15%, 03/15/24 (Call 12/15/23)	10	10,862
4.27%, 01/15/36	1,044	1,256,694
4.33%, 09/21/28	1,547	1,815,838
4.40%, 11/01/34 (Call 05/01/34)	1,129	1,368,935
4.50%, 08/10/33	1,252	1,526,873
4.52%, 09/15/48	1,430	1,808,364
4.67%, 03/15/55	207	270,479
4.75%, 11/01/41	295	375,966
4.81%, 03/15/39	930	1,195,813
4.86%, 08/21/46	1,532	2,016,081
5.01%, 04/15/49	127	171,417
5.01%, 08/21/54	150	205,991
5.25%, 03/16/37	140	186,924
6.40%, 09/15/33	5	6,972
6.55%, 09/15/43	10	16,254
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/21)(b)	177	179,952
5.63%, 04/15/27 (Call 04/15/22)(b)	280	290,833
6.50%, 07/15/28 (Call 06/17/23)(b)	320	338,832
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	600	593,832
4.75%, 07/15/31 (Call 07/15/26)(b)	695	709,637
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	50	50,786
4.13%, 05/30/25	841	939,960
4.13%, 06/04/81 (Call 04/04/31)(a)	450	455,265
4.25%, 09/17/50	897	1,061,250
4.38%, 05/30/28	785	919,078
4.38%, 02/19/43	577	686,653
4.88%, 06/19/49	738	941,887
5.00%, 05/30/38	596	764,608
5.13%, 06/19/59	715	953,517
5.13%, 06/04/81 (Call 12/04/50)(a)	425	436,008
5.25%, 05/30/48	1,168	1,557,703
6.15%, 02/27/37	471	661,736
6.25%, 11/30/32	140	191,474
7.00%, 04/04/79 (Call 01/04/29)(a)	1,160	1,435,465
7.88%, 02/15/30	255	368,149

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Windstream Escrow LLC/Windstream Escrow Finance
Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	$661	$675,568
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(d)	800	833,528
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/22)(b)	710	706,947
6.13%, 03/01/28 (Call 03/01/23)(b)	500	508,590
		254,261,753
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi
U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/22)(d)	200	187,602
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	180	201,117
3.85%, 02/01/23 (Call 11/01/22)	448	466,731
		855,450
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	290	297,743
3.00%, 11/19/24 (Call 10/19/24)	414	440,256
3.50%, 09/15/27 (Call 06/15/27)	329	362,163
3.55%, 11/19/26 (Call 09/19/26)	405	446,950
3.90%, 11/19/29 (Call 08/19/29)	606	683,786
5.10%, 05/15/44 (Call 11/15/43)	375	464,861
6.35%, 03/15/40	230	327,580
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	125	127,251
3.38%, 04/01/26 (Call 04/01/23)(b)	300	311,982
3.75%, 04/01/29 (Call 04/01/24)(b)	265	279,292
5.45%, 11/01/41 (Call 05/01/41)	150	176,729
5.88%, 12/15/27 (Call 12/15/22)(b)	360	393,458
6.20%, 10/01/40	125	158,959
		4,471,010
Transportation — 0.7%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/22)(b)	350	323,893
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(b)	120	129,772
3.88%, 09/28/25 (Call 06/28/25)(b)	255	281,487
4.50%, 06/20/29 (Call 03/20/29)(b)	200	234,262
AVIC International Finance & Investment Ltd., 3.30%, 09/23/30 (Call 06/23/30)(d)	400	391,328
BPHL Capital Management Ltd., 5.95%, 02/27/23(d)	200	180,044
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	172	178,321
3.00%, 04/01/25 (Call 01/01/25)	280	302,596
3.05%, 09/01/22 (Call 06/01/22)	600	613,638
3.05%, 02/15/51 (Call 08/15/50)	295	314,048
3.25%, 06/15/27 (Call 03/15/27)	786	875,793
3.30%, 09/15/51 (Call 03/15/51)	735	816,489
3.40%, 09/01/24 (Call 12/01/23)	244	263,845
3.55%, 02/15/50 (Call 08/15/49)	168	194,102
3.65%, 09/01/25 (Call 06/01/25)	225	249,264
3.75%, 04/01/24 (Call 01/01/24)	185	199,613
3.85%, 09/01/23 (Call 06/01/23)	454	483,328
3.90%, 08/01/46 (Call 02/01/46)	469	561,998
4.05%, 06/15/48 (Call 12/15/47)	616	760,175
4.13%, 06/15/47 (Call 12/15/46)	283	352,508
4.15%, 04/01/45 (Call 10/01/44)	800	987,056
4.15%, 12/15/48 (Call 06/15/48)	288	361,172
Security	Par (000)	Value

Transportation (continued)
4.38%, 09/01/42 (Call 03/01/42)	$725	$919,909
4.40%, 03/15/42 (Call 09/15/41)	100	126,458
4.45%, 03/15/43 (Call 09/15/42)	295	378,128
4.55%, 09/01/44 (Call 03/01/44)	206	269,005
4.70%, 09/01/45 (Call 03/01/45)	294	391,931
4.90%, 04/01/44 (Call 10/01/43)	410	556,895
4.95%, 09/15/41 (Call 03/15/41)	60	80,244
5.05%, 03/01/41 (Call 09/01/40)	338	458,497
5.15%, 09/01/43 (Call 03/01/43)	270	375,970
5.40%, 06/01/41 (Call 12/01/40)	110	154,065
5.75%, 05/01/40 (Call 11/01/39)	505	728,250
6.15%, 05/01/37	25	36,668
6.20%, 08/15/36	150	220,122
7.00%, 12/15/25	100	125,588
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	700	653,240
2.75%, 03/01/26 (Call 12/01/25)	260	280,056
2.95%, 11/21/24 (Call 08/21/24)	400	427,192
3.20%, 08/02/46 (Call 02/02/46)	343	366,393
3.65%, 02/03/48 (Call 08/03/47)	521	594,836
4.45%, 01/20/49 (Call 07/20/48)	100	128,732
6.20%, 06/01/36	200	289,028
6.25%, 08/01/34	3	4,302
6.38%, 11/15/37	20	29,529
6.90%, 07/15/28	70	93,967
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	230	231,840
2.90%, 02/01/25 (Call 11/01/24)	1,043	1,110,117
4.00%, 06/01/28 (Call 03/01/28)	235	270,081
4.45%, 03/15/23 (Call 12/15/22)	75	79,070
4.80%, 09/15/35 (Call 03/15/35)	230	290,189
4.80%, 08/01/45 (Call 02/01/45)	347	455,462
5.95%, 05/15/37	300	422,457
6.13%, 09/15/15 (Call 03/15/15)	448	718,811
7.13%, 10/15/31	353	508,016
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	325	332,598
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	145	167,459
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(d)	400	414,612
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(d)(g)	1,000	1,036,450
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	317	330,254
2.50%, 05/15/51 (Call 11/15/50)	535	499,920
2.60%, 11/01/26 (Call 08/01/26)	320	341,965
3.25%, 06/01/27 (Call 03/01/27)	1,044	1,148,358
3.35%, 11/01/25 (Call 08/01/25)	190	208,198
3.35%, 09/15/49 (Call 03/15/49)	168	182,277
3.40%, 08/01/24 (Call 05/01/24)	546	588,572
3.80%, 03/01/28 (Call 12/01/27)	827	939,431
3.80%, 11/01/46 (Call 05/01/46)	418	483,145
3.80%, 04/15/50 (Call 10/15/49)	90	105,340
3.95%, 05/01/50 (Call 11/01/49)	450	539,302
4.10%, 03/15/44 (Call 09/15/43)	430	513,846
4.25%, 03/15/29 (Call 12/15/28)	355	416,064
4.25%, 11/01/66 (Call 05/01/66)	190	240,692
4.30%, 03/01/48 (Call 09/01/47)	351	434,215
4.40%, 03/01/43 (Call 09/01/42)	83	102,279
4.50%, 03/15/49 (Call 09/15/48)	620	791,808
4.50%, 08/01/54 (Call 02/01/54)	200	259,864

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.65%, 03/01/68 (Call 09/01/67)	$132	$178,057
4.75%, 05/30/42 (Call 11/30/41)	389	502,775
4.75%, 11/15/48 (Call 05/15/48)	293	387,689
5.50%, 04/15/41 (Call 10/15/40)	70	97,032
6.00%, 10/01/36	140	197,753
6.15%, 05/01/37	217	310,343
6.22%, 04/30/40	155	229,188
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	200	216,918
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23(d)	1,000	1,000,360
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50(d)	400	360,744
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(d)	200	218,382
4.70%, 05/07/50 (Call 11/07/49)(d)	200	241,044
5.00%, 01/25/47 (Call 07/25/46)(d)	600	737,154
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(d)	400	405,596
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	365	378,151
3.10%, 08/05/29 (Call 05/05/29)	545	597,598
3.25%, 04/01/26 (Call 01/01/26)	880	966,777
3.25%, 05/15/41 (Call 11/15/40)	585	618,754
3.40%, 02/15/28 (Call 11/15/27)	245	274,576
3.88%, 08/01/42	155	176,895
3.90%, 02/01/35	814	951,297
4.05%, 02/15/48 (Call 08/15/47)	533	624,500
4.10%, 04/15/43	350	409,923
4.10%, 02/01/45	175	205,049
4.20%, 10/17/28 (Call 07/17/28)	85	99,702
4.25%, 05/15/30 (Call 02/15/30)	197	232,689
4.40%, 01/15/47 (Call 07/15/46)	180	220,484
4.55%, 04/01/46 (Call 10/01/45)	534	658,475
4.75%, 11/15/45 (Call 05/15/45)	538	685,789
4.90%, 01/15/34	196	249,577
4.95%, 10/17/48 (Call 04/17/48)	310	411,286
5.10%, 01/15/44	541	719,568
5.25%, 05/15/50 (Call 11/15/49)	786	1,097,869
FedEx Corp. Pass Through Trust, 2020-1, Class AA, 1.88%, 08/20/35	180	180,787
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	380	380,635
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(d)	600	594,174
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	530	529,555
2.65%, 07/15/31 (Call 04/15/31)(b)	300	301,344
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(d)	400	406,184
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(d)	400	389,260
3.25%, 02/13/30(d)	600	612,018
3.73%, 03/29/24(d)	300	318,189
3.95%, 02/13/50(d)	600	582,702
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	65	66,654
3.88%, 03/01/26 (Call 01/01/26)	1,160	1,296,706
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	956	1,023,819
3.00%, 05/15/23 (Call 02/15/23)	25	25,951
3.50%, 05/01/50 (Call 11/01/49)	85	91,718
Security	Par (000)	Value

Transportation (continued)
4.20%, 11/15/69 (Call 05/15/69)	$479	$570,412
4.30%, 05/15/43 (Call 11/15/42)	28	33,423
4.70%, 05/01/48 (Call 11/01/47)	250	316,100
4.95%, 08/15/45 (Call 02/15/45)	690	896,662
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(d)	400	556,556
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 08/30/21)(b)	100	100,034
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	336	376,428
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(d)	198	207,152
5.88%, 07/05/34(d)	355	415,450
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	510	545,516
MTR Corp. Ltd., 1.63%, 08/19/30(d)	1,093	1,081,064
MV24 Capital BV, 6.75%, 06/01/34(d)	373	406,515
Navios South American Logistics Inc./Navios Logistics
Finance US Inc., 10.75%, 07/01/25 (Call 08/01/22)(d)	200	217,860
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	817	844,696
2.55%, 11/01/29 (Call 08/01/29)	900	955,539
2.90%, 02/15/23 (Call 11/15/22)	345	355,943
2.90%, 06/15/26 (Call 03/15/26)	514	556,328
3.05%, 05/15/50 (Call 11/15/49)	419	430,879
3.15%, 06/01/27 (Call 03/01/27)	325	356,161
3.16%, 05/15/55 (Call 11/15/54)	442	459,154
3.40%, 11/01/49 (Call 05/01/49)	175	190,192
3.65%, 08/01/25 (Call 06/01/25)	83	91,388
3.80%, 08/01/28 (Call 05/01/28)	203	232,212
3.85%, 01/15/24 (Call 10/15/23)	355	380,322
3.94%, 11/01/47 (Call 05/01/47)	228	267,077
3.95%, 10/01/42 (Call 04/01/42)	100	117,665
4.05%, 08/15/52 (Call 02/15/52)	83	100,529
4.10%, 05/15/49 (Call 11/15/48)	383	460,818
4.10%, 05/15/21 (Call 11/15/20)	700	803,621
4.15%, 02/28/48 (Call 08/28/47)	200	240,850
4.45%, 06/15/45 (Call 12/15/44)	70	87,485
4.65%, 01/15/46 (Call 07/15/45)	603	768,783
4.84%, 10/01/41	245	320,433
Pelabuhan Indonesia II PT
4.25%, 05/05/25(d)	200	218,284
5.38%, 05/05/45(d)	220	263,523
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(d)	400	424,748
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(d)	200	208,680
Russian Railways via RZD Capital PLC, 4.38%, 03/01/24(d)	400	427,992
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	40	40,853
2.50%, 09/01/24 (Call 08/01/24)	679	711,809
2.90%, 12/01/26 (Call 10/01/26)	323	348,013
3.35%, 09/01/25 (Call 08/01/25)	275	298,510
3.40%, 03/01/23 (Call 02/01/23)	172	179,491
3.65%, 03/18/24 (Call 02/18/24)	480	516,264
3.75%, 06/09/23 (Call 05/09/23)	495	523,779
3.88%, 12/01/23 (Call 11/01/23)	130	139,550
4.63%, 06/01/25 (Call 05/01/25)	545	615,321
SF Holding Investment Ltd., 2.88%, 02/20/30(d)	200	205,614
Simpar Europe SA, 5.20%, 01/26/31(d)	400	408,400

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	$255	$338,449
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(d)	200	208,854
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	773	808,906
2.38%, 05/20/31 (Call 02/20/31)	425	442,200
2.40%, 02/05/30 (Call 11/05/29)	472	494,151
2.75%, 04/15/23 (Call 01/15/23)	275	284,309
2.75%, 03/01/26 (Call 12/01/25)	278	299,064
2.89%, 04/06/36 (Call 01/06/36)(b)	100	106,614
2.95%, 01/15/23 (Call 10/15/22)	205	211,275
2.97%, 09/16/62 (Call 03/16/62)	252	249,727
3.00%, 04/15/27 (Call 01/15/27)	155	169,237
3.15%, 03/01/24 (Call 02/01/24)	688	733,491
3.20%, 05/20/41 (Call 11/20/40)	295	318,644
3.25%, 01/15/25 (Call 10/15/24)	115	124,218
3.25%, 08/15/25 (Call 05/15/25)	475	517,721
3.25%, 02/05/50 (Call 08/05/49)	661	710,886
3.35%, 08/15/46 (Call 02/15/46)	100	108,984
3.38%, 02/01/35 (Call 08/01/34)	290	325,041
3.50%, 06/08/23 (Call 05/08/23)	907	957,656
3.55%, 08/15/39 (Call 02/15/39)	100	113,852
3.55%, 05/20/61 (Call 11/20/60)	165	182,696
3.60%, 09/15/37 (Call 03/15/37)	258	294,561
3.65%, 02/15/24 (Call 11/15/23)	395	422,930
3.70%, 03/01/29 (Call 12/01/28)	504	573,547
3.75%, 03/15/24 (Call 12/15/23)	235	252,724
3.75%, 07/15/25 (Call 05/15/25)	321	356,316
3.75%, 02/05/70 (Call 08/05/69)	828	942,918
3.80%, 10/01/51 (Call 04/01/51)	380	445,546
3.80%, 04/06/71 (Call 10/06/70)(b)	194	223,892
3.84%, 03/20/60 (Call 09/20/59)	375	438,454
3.88%, 02/01/55 (Call 08/01/54)	266	308,709
3.95%, 09/10/28 (Call 06/10/28)	667	771,092
3.95%, 08/15/59 (Call 02/15/59)	285	340,863
4.00%, 04/15/47 (Call 10/15/46)	960	1,139,491
4.05%, 11/15/45 (Call 05/15/45)	290	343,641
4.05%, 03/01/46 (Call 09/01/45)	140	165,866
4.10%, 09/15/67 (Call 03/15/67)	79	95,620
4.30%, 03/01/49 (Call 09/01/48)	10	12,534
4.50%, 09/10/48 (Call 03/10/48)	653	831,994
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	875	917,551
2.40%, 11/15/26 (Call 08/15/26)	463	495,776
2.45%, 10/01/22	624	639,906
2.50%, 04/01/23 (Call 03/01/23)	365	377,655
2.50%, 09/01/29 (Call 06/01/29)	232	249,312
2.80%, 11/15/24 (Call 09/15/24)	212	227,003
3.05%, 11/15/27 (Call 08/15/27)	1,097	1,223,100
3.40%, 03/15/29 (Call 12/15/28)	310	352,076
3.40%, 11/15/46 (Call 05/15/46)	170	194,169
3.40%, 09/01/49 (Call 03/01/49)	79	91,040
3.63%, 10/01/42	70	82,474
3.75%, 11/15/47 (Call 05/15/47)	324	392,034
3.90%, 04/01/25 (Call 03/01/25)	359	397,546
4.25%, 03/15/49 (Call 09/15/48)	353	457,869
4.45%, 04/01/30 (Call 01/01/30)	763	932,302
4.88%, 11/15/40 (Call 05/15/40)	115	154,613
5.20%, 04/01/40 (Call 10/01/39)	665	919,954
5.30%, 04/01/50 (Call 10/01/49)	987	1,475,782
Security	Par (000)	Value

Transportation (continued)
6.20%, 01/15/38	$600	$899,646
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	315	336,971
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/22)(b)	100	113,002
XPO CNW Inc., 6.70%, 05/01/34	125	150,760
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(b)	95	95,336
6.25%, 05/01/25 (Call 05/01/22)(b)	556	590,283
6.75%, 08/15/24 (Call 08/15/21)(b)	260	269,685
		99,344,715
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	200	215,318
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	400	399,944
2.75%, 08/12/30(d)	200	198,616
3.00%, 07/03/24(d)	600	622,800
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(b)	800	815,072
3.38%, 03/20/28 (Call 01/20/28)(d)	600	617,154
5.00%, 08/01/24 (Call 08/01/21)(d)	600	615,000
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 10/15/21)	200	200,580
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	265	276,233
6.50%, 10/01/25 (Call 10/01/21)(b)	470	487,367
9.75%, 08/01/27 (Call 08/01/23)(b)	215	245,446
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	466	451,470
3.10%, 06/01/51 (Call 12/01/50)	125	123,464
3.25%, 03/30/25 (Call 12/30/24)	120	128,940
3.25%, 09/15/26 (Call 06/15/26)	514	558,569
3.50%, 03/15/28 (Call 12/15/27)	65	72,138
3.85%, 03/30/27 (Call 12/30/26)	223	247,880
4.00%, 06/30/30 (Call 03/30/30)	450	514,354
4.35%, 02/15/24 (Call 01/15/24)	174	189,101
4.55%, 11/07/28 (Call 08/07/28)	290	342,148
4.70%, 04/01/29 (Call 01/01/29)	90	106,605
5.20%, 03/15/44 (Call 09/15/43)	530	695,561
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	300	299,178
1.70%, 06/15/26 (Call 05/15/26)(b)	495	501,702
2.70%, 03/14/23 (Call 02/14/23)(b)	235	242,598
2.70%, 11/01/24 (Call 10/01/24)(b)	235	247,650
3.35%, 11/01/29 (Call 08/01/29)(b)	16	17,387
3.40%, 11/15/26 (Call 08/15/26)(b)	302	330,621
3.45%, 07/01/24 (Call 06/01/24)(b)	600	642,804
3.90%, 02/01/24 (Call 01/01/24)(b)	892	957,776
3.95%, 03/10/25 (Call 01/10/25)(b)	365	400,398
4.13%, 08/01/23 (Call 07/01/23)(b)	15	15,978
4.20%, 04/01/27 (Call 01/01/27)(b)	105	119,366
4.25%, 01/17/23(b)	152	160,020
4.45%, 01/29/26 (Call 11/29/25)(b)	438	495,036
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28 (Call 04/15/28)(b)	200	204,748
4.13%, 07/15/23 (Call 06/15/23)(b)	374	397,353
		13,156,375

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	$800	$829,248
2.80%, 05/01/30 (Call 02/01/30)	213	229,850
2.95%, 09/01/27 (Call 06/01/27)	553	603,594
3.25%, 06/01/51 (Call 12/01/50)	800	865,976
3.40%, 03/01/25 (Call 12/01/24)	460	501,989
3.45%, 06/01/29 (Call 03/01/29)	549	616,642
3.45%, 05/01/50 (Call 11/01/49)	495	551,272
3.75%, 09/01/28 (Call 06/01/28)	285	326,487
3.75%, 09/01/47 (Call 03/01/47)	444	517,664
3.85%, 03/01/24 (Call 12/01/23)	135	145,319
4.00%, 12/01/46 (Call 06/01/46)	80	96,396
4.15%, 06/01/49 (Call 12/01/48)	445	552,031
4.20%, 09/01/48 (Call 03/01/48)	165	205,821
4.30%, 12/01/42 (Call 06/01/42)	306	382,809
4.30%, 09/01/45 (Call 03/01/45)	304	378,903
6.59%, 10/15/37	190	288,344
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	150	162,962
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	705	725,480
2.70%, 04/15/30 (Call 01/15/30)	578	609,744
3.35%, 04/15/50 (Call 10/15/49)	183	195,338
3.57%, 05/01/29 (Call 02/01/29)	385	432,062
4.28%, 05/01/49 (Call 11/01/48)	240	293,988
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	205	214,930
United Utilities PLC, 6.88%, 08/15/28	15	19,628
Veolia Environnement SA, 6.75%, 06/01/38	50	76,218
		9,822,695
Total Corporate Bonds & Notes — 36.2%
(Cost: $5,321,938,903)	.	5,497,237,852

Foreign Government Obligations

Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(d)	1,200	1,243,656
8.25%, 05/09/28(d)	800	842,312
9.13%, 11/26/49(d)	600	617,028
9.38%, 05/08/48(d)	800	838,592
9.50%, 11/12/25(d)	400	441,524
		3,983,112
Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(c)	6,956	2,328,313
1.00%, 07/09/29	562	193,827
1.13%, 07/09/35(c)	4,770	1,483,005
2.00%, 01/09/38(c)	1,786	641,551
2.50%, 07/09/41(c)	400	138,485
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 08/30/21)(c)	7,571	2,749,155
1.00%, 07/09/29 (Call 08/30/21)(e)	1,860	712,716
1.13%, 07/09/35 (Call 08/30/21)(c)(e)	11,550	3,736,656
1.13%, 07/09/46 (Call 08/30/21)(c)(e)	2,625	877,643
2.00%, 01/09/38 (Call 08/30/21)(c)	7,124	2,805,020
2.50%, 07/09/41 (Call 08/30/21)(c)(e)	6,422	2,398,232
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(d)	450	401,355
Security	Par (000)	Value

Argentina (continued)
Provincia de Cordoba
5.00%, 12/10/25(c)(d)	$300	$226,233
5.00%, 06/01/27(c)(d)	302	205,969
Provincia de Mendoza Argentina, 2.75%, 03/19/29(c)(d)	200	135,000
		19,033,160
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(d)	400	415,616
4.75%, 03/18/24(d)	200	216,372
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(d)	200	211,130
6.95%, 03/18/30(d)	222	276,061
		1,119,179
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	600	597,696
5.25%, 01/25/33(d)	800	768,984
5.45%, 09/16/32(d)	200	195,904
5.63%, 09/30/31(d)	600	600,234
6.00%, 09/19/44(d)	600	562,278
6.13%, 08/01/23(d)	600	642,108
6.25%, 01/25/51(d)	600	562,464
6.75%, 09/20/29(d)	600	650,886
7.00%, 01/26/26(d)	600	672,978
7.00%, 10/12/28(d)	200	222,068
7.38%, 05/14/30(d)	700	781,018
7.50%, 09/20/47(d)	200	211,962
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(d)	400	422,480
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	800	849,648
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(d)	400	459,664
CBB International Sukuk Programme Co WLL
3.95%, 09/16/27(d)	400	406,540
4.50%, 03/30/27(d)	600	629,262
6.25%, 11/14/24(d)	400	435,168
		9,671,342
Belarus — 0.0%
Republic of Belarus International Bond
5.88%, 02/24/26(d)	400	373,008
6.20%, 02/28/30(d)	600	532,746
7.63%, 06/29/27(d)	200	196,036
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(d)	800	707,992
		1,809,782
Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(d)	200	214,928

Belize — 0.0%
Belize Government International Bond (4.94% PIK), 4.94%, 02/20/34(d)(f)(k)	319	128,724

Bermuda — 0.0%
Bermuda Government International Bond
2.38%, 08/20/30(d)	1,270	1,276,833
3.38%, 08/20/50 (Call 02/20/50)(d)	890	912,330
		2,189,163

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bolivia — 0.0%
Bolivian Government International Bond
4.50%, 03/20/28(d)(e)	$1,200	$1,079,988
5.95%, 08/22/23(d)	200	208,892
		1,288,880
Brazil — 0.2%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(d)	200	220,970
Brazilian Government International Bond
2.63%, 01/05/23	800	824,400
2.88%, 06/06/25	1,000	1,033,560
3.75%, 09/12/31	600	593,736
3.88%, 06/12/30	1,800	1,817,892
4.25%, 01/07/25	1,050	1,137,549
4.50%, 05/30/29 (Call 02/28/29)	800	854,904
4.63%, 01/13/28 (Call 10/13/27)	1,450	1,573,555
4.75%, 01/14/50 (Call 07/14/49)	1,800	1,732,320
5.00%, 01/27/45	1,500	1,497,825
5.63%, 01/07/41	600	646,776
5.63%, 02/21/47	1,400	1,516,648
6.00%, 04/07/26	1,875	2,193,094
7.13%, 01/20/37	591	745,836
8.25%, 01/20/34	1,040	1,440,889
8.75%, 02/04/25	100	124,255
8.88%, 04/15/24	673	829,398
10.13%, 05/15/27(e)	1,311	1,851,971
		20,635,578
Canada — 0.4%
Canada Government International Bond
0.75%, 05/19/26	100	100,272
1.63%, 01/22/25	1,848	1,920,830
2.00%, 11/15/22	1,465	1,500,204
CDP Financial Inc., 1.00%, 04/17/23(b)	500	506,290
CPPIB Capital Inc.
1.25%, 01/28/31(b)	500	491,860
2.75%, 11/02/27(b)	250	275,933
Export Development Canada
1.38%, 02/24/23	1,995	2,032,007
2.63%, 02/21/24	575	608,430
2.75%, 03/15/23	405	421,423
Hydro-Quebec
Series HH, 8.50%, 12/01/29	425	646,374
Series HK, 9.38%, 04/15/30	105	167,630
Series HQ, 9.50%, 11/15/30	8	13,211
Series IO, 8.05%, 07/07/24	85	102,866
Ontario Teachers' Finance Trust, 2.13%, 09/19/22(b)	60	61,300
Province of Alberta Canada
1.00%, 05/20/25	1,328	1,344,135
1.30%, 07/22/30	2,065	2,022,502
1.88%, 11/13/24	1,113	1,160,926
2.05%, 08/17/26(b)	250	263,685
2.95%, 01/23/24	328	348,674
3.30%, 03/15/28	1,615	1,828,971
3.35%, 11/01/23	765	815,911
Province of British Columbia Canada
2.00%, 10/23/22	2,596	2,653,346
2.25%, 06/02/26	1,295	1,385,158
Series 10, 1.75%, 09/27/24	1,000	1,039,780
Province of Manitoba Canada
2.10%, 09/06/22	482	491,823
Security	Par (000)	Value

Canada (continued)
2.13%, 06/22/26	$423	$447,881
3.05%, 05/14/24	390	416,961
Province of New Brunswick Canada, 3.63%, 02/24/28	230	265,958
Province of Ontario Canada
1.05%, 04/14/26	75	75,881
1.05%, 05/21/27	200	200,350
1.13%, 10/07/30	1,590	1,543,715
1.60%, 02/25/31	570	573,836
1.75%, 01/24/23	1,965	2,009,252
2.00%, 10/02/29	603	634,320
2.20%, 10/03/22	780	798,229
2.30%, 06/15/26	208	222,506
2.50%, 04/27/26	1,834	1,977,896
3.05%, 01/29/24	702	748,486
3.20%, 05/16/24	2,858	3,075,522
3.40%, 10/17/23	1,810	1,932,265
Province of Quebec Canada
0.60%, 07/23/25	1,400	1,396,556
1.35%, 05/28/30	1,175	1,170,147
1.90%, 04/21/31	125	129,654
2.50%, 04/20/26	1,683	1,817,505
2.63%, 02/13/23	1,375	1,425,559
2.75%, 04/12/27	2,725	2,984,829
Series NN, 7.13%, 02/09/24	50	58,218
Series PD, 7.50%, 09/15/29	648	945,886
Series QO, 2.88%, 10/16/24	2,652	2,851,430
Series QX, 1.50%, 02/11/25	1,220	1,258,918
PSP Capital Inc., 1.00%, 06/29/26(b)	250	252,553
		51,417,854
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	555	567,488
2.45%, 01/31/31 (Call 10/31/30)	1,200	1,226,952
2.55%, 01/27/32 (Call 10/27/31)	600	615,750
2.55%, 07/27/33 (Call 04/27/33)	400	407,456
3.10%, 05/07/41 (Call 11/07/40)	670	677,953
3.10%, 01/22/61 (Call 07/22/60)	1,004	967,003
3.13%, 03/27/25(e)	800	855,912
3.13%, 01/21/26	800	862,488
3.24%, 02/06/28 (Call 11/06/27)	800	871,448
3.50%, 01/25/50 (Call 07/25/49)	650	687,290
3.50%, 04/15/53 (Call 10/15/52)	1,200	1,271,652
3.63%, 10/30/42	150	161,325
3.86%, 06/21/47	850	945,293
		10,118,010
China — 0.1%
China Development Bank
0.85%, 12/12/23, (3 mo. LIBOR US + 0.730%)(a)(d)	1,200	1,210,824
1.63%, 10/27/30(d)	1,000	987,180
China Development Bank/Hong Kong, 0.63%, 01/12/24(d)	400	400,052
China Government International Bond
0.40%, 10/21/23(d)	1,850	1,851,295
0.55%, 10/21/25(d)	200	198,120
1.20%, 10/21/30(d)	1,400	1,377,530
1.88%, 12/03/22(d)	1,400	1,429,358
1.95%, 12/03/24(d)	1,442	1,508,274
2.13%, 11/02/22(d)	1,000	1,022,560
2.13%, 12/03/29(d)	400	423,880

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
2.25%, 10/21/50(d)	$200	$195,532
2.63%, 11/02/27(d)	600	654,024
2.75%, 12/03/39(d)	800	852,736
3.25%, 10/19/23(d)	1,000	1,063,210
3.50%, 10/19/28(d)	400	459,328
4.00%, 10/19/48(d)	400	531,528
Export-Import Bank of China (The)
2.75%, 11/28/22(d)	200	205,810
2.88%, 04/26/26(d)	800	863,600
3.25%, 11/28/27(d)	200	223,872
3.38%, 03/14/27(d)	800	892,536
3.63%, 07/31/24(d)	800	870,992
		17,222,241
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	600	609,750
3.00%, 01/30/30 (Call 10/30/29)	1,025	1,005,269
3.13%, 04/15/31 (Call 01/15/31)	2,050	2,010,517
3.25%, 04/22/32 (Call 01/22/32)	400	392,412
3.88%, 04/25/27 (Call 01/25/27)	1,462	1,547,161
3.88%, 02/15/61 (Call 08/15/60)	1,025	898,156
4.00%, 02/26/24 (Call 11/26/23)	805	844,099
4.13%, 02/22/42 (Call 08/22/41)	400	385,068
4.13%, 05/15/51 (Call 11/15/50)	800	746,864
4.50%, 01/28/26 (Call 10/28/25)	400	434,620
4.50%, 03/15/29 (Call 12/15/28)	1,000	1,085,700
5.00%, 06/15/45 (Call 12/15/44)	1,400	1,464,302
5.20%, 05/15/49 (Call 11/15/48)(e)	800	863,304
5.63%, 02/26/44 (Call 08/26/43)	1,025	1,145,489
6.13%, 01/18/41	1,325	1,557,312
7.38%, 09/18/37	525	681,723
8.13%, 05/21/24	500	583,965
		16,255,711
Costa Rica — 0.0%
Costa Rica Government International Bond
4.25%, 01/26/23(d)	800	817,000
5.63%, 04/30/43(d)	400	377,336
6.13%, 02/19/31(d)	800	852,888
7.00%, 04/04/44(d)	800	839,568
7.16%, 03/12/45(d)	400	424,652
		3,311,444
Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(d)	400	433,068
6.00%, 01/26/24(d)	1,000	1,130,210
		1,563,278
Denmark — 0.0%
Kommunekredit
0.63%, 06/10/25(d)	200	199,928
2.25%, 11/16/22(d)	600	615,846
		815,774
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(d)	550	567,347
4.88%, 09/23/32(d)	1,250	1,301,150
5.30%, 01/21/41(d)	750	761,527
5.50%, 01/27/25(d)	400	435,620
5.88%, 04/18/24(d)	400	423,392
5.88%, 01/30/60(d)	1,600	1,622,384
Security	Par (000)	Value

Dominican Republic (continued)
5.95%, 01/25/27(d)	$800	$900,856
6.00%, 07/19/28(d)	600	685,266
6.40%, 06/05/49(d)	800	873,728
6.50%, 02/15/48(d)	450	495,356
6.85%, 01/27/45(d)	900	1,025,613
6.88%, 01/29/26(d)	900	1,039,977
7.45%, 04/30/44(d)	800	981,736
		11,113,952
Ecuador — 0.1%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	844	467,428
0.50%, 07/31/40(c)(d)	1,386	861,184
1.00%, 07/31/35(c)(d)	3,859	2,693,760
5.00%, 07/31/30(c)(d)	2,166	1,898,409
		5,920,781
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	800	780,512
4.55%, 11/20/23(d)	200	207,144
5.58%, 02/21/23(d)	800	837,760
5.75%, 05/29/24(d)	600	638,988
5.88%, 06/11/25(d)	410	435,650
5.88%, 02/16/31(d)	1,800	1,733,148
6.20%, 03/01/24(d)	400	428,748
6.59%, 02/21/28(d)	200	209,312
6.88%, 04/30/40(d)	200	192,702
7.05%, 01/15/32(d)	400	407,324
7.50%, 01/31/27(d)	600	665,346
7.50%, 02/16/61(d)	800	744,928
7.60%, 03/01/29(d)	600	651,240
7.63%, 05/29/32(d)	800	844,880
7.90%, 02/21/48(d)	800	780,696
8.15%, 11/20/59(d)	400	394,608
8.50%, 01/31/47(d)	800	826,824
8.70%, 03/01/49(d)	600	626,658
8.88%, 05/29/50(d)	1,000	1,064,510
		12,470,978
El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(d)	100	89,752
6.38%, 01/18/27(d)	200	175,202
7.12%, 01/20/50 (Call 07/06/49)(d)	548	445,332
7.65%, 06/15/35(d)	958	839,352
7.75%, 01/24/23(d)	100	97,070
8.25%, 04/10/32(d)	250	228,032
8.63%, 02/28/29(d)	200	188,952
9.50%, 07/15/52(d)	600	564,660
		2,628,352
Finland — 0.0%
Finland Government International Bond
0.88%, 05/20/30(b)	450	435,753
6.95%, 02/15/26	1,105	1,386,410
Finnvera Oyj, 1.63%, 10/23/24(b)	39	40,359
Kuntarahoitus Oyj, 1.38%, 09/12/22(b)	500	506,675
		2,369,197
France — 0.0%
Caisse d'Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	230	227,072
1.38%, 01/20/31(b)	250	249,133

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

France (continued)
3.38%, 03/20/24(b)	$2,000	$2,157,080
		2,633,285
Gabon — 0.0%
Gabon Government International Bond
6.38%, 12/12/24(d)	200	212,486
6.63%, 02/06/31(d)	600	603,750
6.95%, 06/16/25(d)	400	433,376
		1,249,612
Georgia — 0.0%
Georgia Government International Bond
2.75%, 04/22/26(b)	400	408,016
2.75%, 04/22/26(d)	200	204,008
		612,024
Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22	1,245	1,268,095
2.75%, 03/06/23	15	15,608
2.75%, 01/30/24	1,235	1,309,112
State of North Rhine-Westphalia Germany, 1.50%, 02/13/23(d)	500	509,835
		3,102,650
Ghana — 0.1%
Ghana Government International Bond
0.00%, 04/07/25(b)(h)	400	315,176
0.00%, 04/07/25(d)(h)	200	157,588
6.38%, 02/11/27(d)	400	394,616
7.63%, 05/16/29(d)	400	399,740
7.75%, 04/07/29(b)	200	201,706
7.88%, 03/26/27(d)	600	624,894
7.88%, 02/11/35(d)	600	576,048
8.13%, 01/18/26(d)	400	424,668
8.13%, 03/26/32(d)	400	400,356
8.63%, 04/07/34(b)	400	404,756
8.63%, 06/16/49(d)	400	379,336
8.75%, 03/11/61(d)	400	379,036
8.88%, 05/07/42(b)	400	396,916
8.95%, 03/26/51(d)	600	586,062
10.75%, 10/14/30(d)	300	373,806
		6,014,704
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	216,648
4.50%, 05/03/26(d)	200	218,236
4.88%, 02/13/28(d)	600	669,804
4.90%, 06/01/30 (Call 03/01/30)(d)	400	445,488
5.38%, 04/24/32 (Call 01/24/32)(d)	300	345,384
6.13%, 06/01/50 (Call 12/01/49)(d)	600	717,024
		2,612,584
Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(d)(e)	800	879,504

Hong Kong — 0.0%
Airport Authority
1.63%, 02/04/31 (Call 11/04/30)(b)	400	394,304
2.10%, (Call 03/08/26)(a)(d)(g)	800	806,200
Hong Kong Government International Bond
1.38%, 02/02/31(b)	600	595,602
2.38%, 02/02/51(b)	400	399,112
Security	Par (000)	Value

Hong Kong (continued)
2.50%, 05/28/24(b)	$600	$633,768
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	221,306
		3,050,292
Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	700	754,257
5.38%, 03/25/24	966	1,086,760
5.75%, 11/22/23	1,002	1,122,260
7.63%, 03/29/41	260	437,806
		3,401,083
India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(d)	800	756,704
3.25%, 01/15/30(d)	600	616,356
3.38%, 08/05/26(d)	650	695,052
3.88%, 03/12/24(d)	400	426,476
3.88%, 02/01/28(d)	400	435,664
		2,930,252
Indonesia — 0.3%
Indonesia Government International Bond
1.85%, 03/12/31	800	780,088
2.95%, 01/11/23	700	724,563
3.05%, 03/12/51	400	393,248
3.35%, 03/12/71	400	391,952
3.38%, 04/15/23(d)	600	628,656
3.40%, 09/18/29	540	588,692
3.50%, 01/11/28	850	934,915
3.50%, 02/14/50	750	776,618
3.70%, 10/30/49	400	420,856
3.85%, 07/18/27(d)	600	669,414
3.85%, 10/15/30	600	674,280
4.10%, 04/24/28	1,000	1,136,140
4.13%, 01/15/25(d)	600	662,298
4.20%, 10/15/50	1,450	1,650,390
4.35%, 01/08/27(d)	200	227,132
4.35%, 01/11/48	1,050	1,202,765
4.45%, 02/11/24	800	875,336
4.45%, 04/15/70	1,040	1,238,910
4.63%, 04/15/43(d)	400	470,416
4.75%, 01/08/26(d)	1,200	1,374,432
4.75%, 02/11/29	400	471,148
4.75%, 07/18/47(d)	610	736,191
5.13%, 01/15/45(d)	600	749,478
5.25%, 01/17/42(d)	1,200	1,508,496
5.25%, 01/08/47(d)	400	515,028
5.35%, 02/11/49	700	917,007
5.38%, 10/17/23(d)	1,072	1,185,042
5.88%, 01/15/24(d)	623	701,211
5.95%, 01/08/46(d)	700	974,008
6.63%, 02/17/37(d)	600	837,492
6.75%, 01/15/44(d)	200	298,132
7.75%, 01/17/38(d)	1,120	1,707,922
8.50%, 10/12/35(d)	850	1,368,933
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(d)	800	856,352
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	200	200,226
2.30%, 06/23/25(d)(e)	1,000	1,039,690
2.80%, 06/23/30(d)(e)	1,000	1,031,420

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
3.55%, 06/09/51(d)	$200	$203,224
3.75%, 03/01/23(d)	600	630,168
3.80%, 06/23/50(d)	800	839,832
3.90%, 08/20/24(d)	200	217,600
4.15%, 03/29/27(d)	1,000	1,122,020
4.33%, 05/28/25(d)	640	714,592
4.35%, 09/10/24(d)	600	662,070
4.40%, 03/01/28(d)(e)	400	458,824
4.45%, 02/20/29(d)	300	345,597
4.55%, 03/29/26(d)	1,400	1,591,394
		37,704,198
Iraq — 0.0%
Iraq International Bond
5.80%, 01/15/28 (Call 09/13/21)(d)	1,677	1,602,256
6.75%, 03/09/23(d)	200	203,040
		1,805,296
Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	250	277,345
5.50%, 09/18/33	70	100,429
Israel Government International Bond
2.75%, 07/03/30	800	861,536
2.88%, 03/16/26	200	215,970
3.15%, 06/30/23	400	421,072
3.25%, 01/17/28	600	663,246
3.88%, 07/03/50	750	888,578
4.13%, 01/17/48	800	984,800
4.50%, 01/30/43	950	1,211,392
4.50%, 12/31/99	400	517,848
State of Israel
2.50%, 01/15/30	800	845,296
3.38%, 01/15/50	1,424	1,559,707
3.80%, 05/13/60(d)	2,000	2,343,840
		10,891,059
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	1,500	1,494,000
2.38%, 10/17/24	3,722	3,884,019
2.88%, 10/17/29	366	388,666
3.88%, 05/06/51	885	1,004,546
4.00%, 10/17/49	2,437	2,809,836
5.38%, 06/15/33	1,171	1,509,548
6.88%, 09/27/23	1,200	1,356,420
		12,447,035
Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/30/21)(c)(d)	563	568,855
6.13%, 06/15/33(d)	600	650,118
6.38%, 03/03/28(d)	400	443,640
		1,662,613
Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28	950	1,114,198
7.88%, 07/28/45	800	1,122,680
8.00%, 03/15/39	300	420,960
		2,657,838
Security	Par (000)	Value

Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	$700	$725,165
2.13%, 09/01/22(b)(e)	250	255,000
2.50%, 10/18/22(d)	200	205,314
2.88%, 09/19/24(d)	300	321,273
3.13%, 09/06/23(b)	214	226,042
Japan Bank for International Cooperation
0.63%, 05/22/23	1,000	1,006,050
0.63%, 07/15/25	1,875	1,865,813
1.25%, 01/21/31	500	492,590
1.75%, 10/17/24	25	25,921
1.88%, 07/21/26	200	209,182
1.88%, 04/15/31	3,450	3,586,551
2.00%, 10/17/29	335	352,919
2.13%, 02/10/25	200	210,150
2.25%, 11/04/26	1,708	1,818,696
2.38%, 07/21/22	275	280,789
2.38%, 11/16/22	1,069	1,098,216
2.38%, 04/20/26	250	267,425
2.50%, 06/01/22(e)	235	239,451
2.50%, 05/23/24	1,050	1,108,895
2.50%, 05/28/25	1,000	1,066,970
2.75%, 11/16/27	325	356,626
2.88%, 06/01/27	2,207	2,431,937
2.88%, 07/21/27	150	165,390
3.00%, 05/29/24	250	267,585
3.25%, 07/20/23	2,864	3,025,988
3.25%, 07/20/28	85	96,682
3.38%, 10/31/23	1,524	1,624,782
3.50%, 10/31/28	474	548,683
Japan Finance Organization for Municipalities, 2.38%, 02/13/25(b)	199	210,271
Japan International Cooperation Agency, 2.75%, 04/27/27	1,158	1,268,218
		25,358,574
Jersey — 0.0%
IDB Trust Services Ltd.
2.26%, 09/26/22(d)	605	617,463
3.10%, 03/15/23(d)	300	313,416
3.39%, 09/26/23(d)	200	212,162
		1,143,041
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	600	624,012
5.75%, 01/31/27(d)	680	731,925
5.85%, 07/07/30(d)	400	414,268
6.13%, 01/29/26(d)	800	867,232
7.38%, 10/10/47(d)	200	209,994
		2,847,431
Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	600	654,372
4.88%, 10/14/44(d)	1,000	1,269,670
5.13%, 07/21/25(d)	600	696,696
6.50%, 07/21/45(d)	600	886,710
		3,507,448
Kenya — 0.0%
Kenya Government International Bond, 7.00%, 05/22/27(d)	1,000	1,092,700

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kenya (continued)
Republic of Kenya Government International Bond
6.30%, 01/23/34(b)	$600	$606,510
6.88%, 06/24/24(d)	800	879,752
7.25%, 02/28/28(d)	400	442,108
8.00%, 05/22/32(d)	400	452,440
8.25%, 02/28/48(d)	400	442,448
		3,915,958
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	1,900	2,124,713

Lebanon — 0.0%
Lebanon Government International Bond
6.00%, 01/27/23(d)(k)	650	81,731
6.10%, 10/04/22(d)(k)	300	37,527
6.20%, 02/26/25(d)(k)	400	50,284
6.25%, 11/04/24(d)(k)	200	24,490
6.25%, 06/12/25(d)	300	37,164
6.40%, 05/26/23(k)	850	103,258
6.60%, 11/27/26(d)(k)	1,050	128,814
6.65%, 04/22/24(d)(k)	300	37,032
6.65%, 11/03/28(d)(k)	50	6,056
6.65%, 02/26/30(d)(k)	700	85,953
6.75%, 11/29/27(d)(k)	832	102,444
6.85%, 03/23/27(d)(k)	830	101,932
6.85%, 05/25/29	250	30,477
7.00%, 03/23/32(d)(k)	1,500	180,735
7.25%, 03/23/37(d)(k)	315	40,213
		1,048,110
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,550	1,555,456

Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(d)	1,000	1,004,640
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	600	645,414
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(d)	1,150	1,261,884
4.08%, 04/27/46(d)	500	618,325
		3,530,263
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	1,633	1,606,986
3.25%, 04/16/30 (Call 01/16/30)(e)	1,100	1,146,816
3.60%, 01/30/25	1,400	1,534,316
3.75%, 01/11/28	800	878,960
3.75%, 04/19/71 (Call 10/19/70)	1,800	1,654,236
3.77%, 05/24/61 (Call 11/24/60)	1,600	1,500,064
3.90%, 04/27/25 (Call 03/27/25)	626	694,284
4.00%, 10/02/23	264	285,014
4.13%, 01/21/26	1,000	1,128,150
4.15%, 03/28/27	1,965	2,236,288
4.28%, 08/14/41 (Call 02/14/41)	800	848,136
4.35%, 01/15/47	1,200	1,264,272
4.50%, 04/22/29	1,250	1,423,950
4.50%, 01/31/50 (Call 07/31/49)	1,655	1,770,337
4.60%, 01/23/46	800	866,448
4.60%, 02/10/48	1,300	1,406,600
4.75%, 04/27/32 (Call 01/27/32)	1,635	1,880,708
4.75%, 03/08/44	1,520	1,685,163
5.00%, 04/27/51 (Call 10/27/50)	1,100	1,260,963
Security	Par (000)	Value

Mexico (continued)
5.55%, 01/21/45	$1,020	$1,242,870
5.75%, 10/12/10	1,582	1,899,808
6.05%, 01/11/40	1,030	1,297,244
6.75%, 09/27/34	560	749,163
7.50%, 04/08/33	474	670,075
8.30%, 08/15/31	600	893,052
		31,823,903
Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(d)	200	214,502
Mongolia Government International Bond
5.63%, 05/01/23(d)	723	761,189
8.75%, 03/09/24(d)	600	685,458
		1,661,149
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	200	197,080
3.00%, 12/15/32(d)	200	194,646
4.00%, 12/15/50(d)	1,200	1,126,992
4.25%, 12/11/22(d)	1,200	1,257,156
5.50%, 12/11/42(d)	200	229,490
		3,005,364
Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(c)(d)	400	340,144

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	400	429,684

Netherlands — 0.0%
BNG Bank NV, 0.88%, 05/18/26(b)	500	503,380

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27(d)	600	636,900
7.14%, 02/23/30(d)	900	945,909
7.63%, 11/21/25(d)	200	224,780
7.63%, 11/28/47(d)	800	803,992
7.70%, 02/23/38(d)	600	615,678
7.88%, 02/16/32(d)	400	428,528
8.75%, 01/21/31(d)	400	451,388
9.25%, 01/21/49(d)	400	459,468
		4,566,643
Norway — 0.0%
Kommunalbanken AS
0.88%, 03/12/25(b)	200	202,150
2.00%, 06/19/24(b)	1,000	1,045,190
2.13%, 02/11/25(b)	1,074	1,132,673
		2,380,013
Oman — 0.1%
Oman Government International Bond
4.13%, 01/17/23(d)	400	409,532
4.75%, 06/15/26(d)	600	621,132
4.88%, 02/01/25(d)	600	627,336
5.38%, 03/08/27(d)	200	210,260
5.63%, 01/17/28(d)	1,200	1,263,420
6.00%, 08/01/29(d)	1,000	1,064,830
6.25%, 01/25/31(d)	1,265	1,368,325
6.50%, 03/08/47(d)	850	843,846
6.75%, 10/28/27(d)	800	897,688
6.75%, 01/17/48(d)	1,200	1,214,280

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
7.00%, 01/25/51(d)	$800	$828,040
7.38%, 10/28/32(d)	1,000	1,144,890
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	1,200	1,246,956
4.88%, 06/15/30(b)	800	832,632
5.93%, 10/31/25(d)	500	553,020
		13,126,187
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(b)	400	402,592
6.00%, 04/08/26(d)	400	402,592
6.88%, 12/05/27(d)	200	205,258
7.38%, 04/08/31(b)	400	402,272
7.38%, 04/08/31(d)	400	402,272
8.25%, 04/15/24(d)	200	216,140
8.25%, 09/30/25(d)	400	438,260
8.88%, 04/08/51(b)	400	412,328
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(d)	1,000	1,026,870
		3,908,584
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	200	204,772
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	1,400	1,357,958
3.16%, 01/23/30 (Call 10/23/29)	200	210,548
3.75%, 03/16/25 (Call 12/16/24)	600	651,756
3.75%, 04/17/26(d)	450	486,527
3.87%, 07/23/60 (Call 01/23/60)	1,000	1,031,500
3.88%, 03/17/28 (Call 12/17/27)	650	717,321
4.00%, 09/22/24 (Call 06/24/24)	400	434,560
4.30%, 04/29/53	650	725,133
4.50%, 05/15/47	400	456,644
4.50%, 04/16/50 (Call 10/16/49)	600	683,994
4.50%, 04/01/56 (Call 10/01/55)	1,200	1,369,728
6.70%, 01/26/36	1,440	1,968,883
7.13%, 01/29/26	364	452,099
8.88%, 09/30/27	765	1,058,232
9.38%, 04/01/29	900	1,332,396
		13,142,051
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(d)	600	585,228
4.95%, 04/28/31 (Call 01/28/31)(d)	200	229,730
5.00%, 04/15/26(d)	600	676,896
5.40%, 03/30/50 (Call 09/30/49)(d)	200	235,532
5.60%, 03/13/48(d)	200	238,082
6.10%, 08/11/44(d)	830	1,035,292
		3,000,760
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(d)	600	591,330
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	600	553,920
2.39%, 01/23/26 (Call 12/23/25)	400	410,028
2.78%, 01/23/31 (Call 10/23/30)	540	542,657
2.78%, 12/01/60 (Call 06/01/60)	975	841,230
2.84%, 06/20/30	405	413,886
3.23%, 07/28/21 (Call 01/28/21)	1,225	1,035,431
Security	Par (000)	Value

Peru (continued)
3.30%, 03/11/41 (Call 09/11/40)	$600	$586,008
3.55%, 03/10/51 (Call 09/10/50)	400	399,776
4.13%, 08/25/27	1,380	1,533,000
5.63%, 11/18/50	800	1,085,144
6.55%, 03/14/37	365	496,973
7.35%, 07/21/25	1,345	1,639,703
8.75%, 11/21/33	890	1,381,725
		11,510,811
Philippines — 0.1%
Philippine Government International Bond
1.65%, 06/10/31(e)	600	581,604
2.46%, 05/05/30	800	834,584
2.65%, 12/10/45	600	563,730
2.95%, 05/05/45	1,350	1,327,752
3.00%, 02/01/28	1,325	1,434,180
3.20%, 07/06/46	800	817,320
3.70%, 03/01/41	925	1,010,461
3.70%, 02/02/42	1,125	1,227,780
3.75%, 01/14/29	1,100	1,247,763
3.95%, 01/20/40	400	449,708
4.20%, 01/21/24	400	435,460
5.00%, 01/13/37	600	757,974
5.50%, 03/30/26	400	482,812
6.38%, 01/15/32	670	926,577
6.38%, 10/23/34	825	1,167,029
7.50%, 09/25/24	300	344,889
7.75%, 01/14/31	1,138	1,682,032
9.50%, 02/02/30	1,050	1,654,369
10.63%, 03/16/25	80	108,346
		17,054,370
Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	950	991,144
3.25%, 04/06/26	810	894,078
4.00%, 01/22/24	1,066	1,158,220
		3,043,442
Portugal — 0.0%
Portugal Government International Bond, 5.13%, 10/15/24(b)	300	341,655

Qatar — 0.2%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,600	1,749,904
3.38%, 03/14/24(d)	400	428,168
3.40%, 04/16/25(d)	1,200	1,305,912
3.75%, 04/16/30(d)	1,400	1,593,830
3.88%, 04/23/23(d)	1,810	1,917,948
4.00%, 03/14/29(d)	1,700	1,962,514
4.40%, 04/16/50(d)	2,500	3,084,675
4.50%, 04/23/28(d)	1,250	1,481,625
4.63%, 06/02/46(d)	1,700	2,144,873
4.82%, 03/14/49(d)	3,000	3,905,340
5.10%, 04/23/48(d)	3,250	4,356,885
6.40%, 01/20/40(b)	100	147,715
9.75%, 06/15/30(b)	134	214,411
SoQ Sukuk A QSC, 3.24%, 01/18/23(d)	1,600	1,668,000
		25,961,800

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(d)	$400	$415,772
4.00%, 02/14/51(d)	1,288	1,366,040
4.38%, 08/22/23(d)	800	859,808
4.88%, 01/22/24(d)(e)	400	439,632
5.13%, 06/15/48(d)	600	743,064
6.13%, 01/22/44(d)	450	617,917
		4,442,233
Russia — 0.1%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(d)	1,400	1,568,308
4.38%, 03/21/29(d)	1,800	2,043,972
4.75%, 05/27/26(d)	1,400	1,594,628
4.88%, 09/16/23(d)	1,400	1,520,918
5.10%, 03/28/35(d)	2,000	2,416,080
5.25%, 06/23/47(d)	2,800	3,559,920
5.63%, 04/04/42(d)	1,600	2,082,096
5.88%, 09/16/43(d)	800	1,083,160
7.50%, 03/31/30(c)(d)	228	262,414
12.75%, 06/24/28(d)	1,300	2,182,687
		18,314,183
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.97%, 10/29/29(d)	1,100	1,172,160
3.63%, 04/20/27(d)	2,374	2,618,118
4.30%, 01/19/29(d)	1,200	1,386,720
Saudi Government International Bond
2.25%, 02/02/33(d)	1,800	1,767,744
2.50%, 02/03/27(d)	1,100	1,149,863
2.75%, 02/03/32(d)	1,000	1,035,870
2.88%, 03/04/23(d)	800	828,400
2.90%, 10/22/25(d)	1,200	1,285,296
3.25%, 10/26/26(d)	2,200	2,396,020
3.25%, 10/22/30(d)	900	974,646
3.45%, 02/02/61(d)	1,600	1,603,680
3.63%, 03/04/28(d)	2,250	2,491,043
3.75%, 01/21/55(d)	1,400	1,493,072
4.00%, 04/17/25(d)	2,050	2,260,966
4.38%, 04/16/29(d)	1,600	1,858,848
4.50%, 04/17/30(d)	1,500	1,774,125
4.50%, 10/26/46(d)	2,850	3,347,125
4.50%, 04/22/60(d)	1,200	1,461,648
4.63%, 10/04/47(d)	1,710	2,047,605
5.00%, 04/17/49(d)	1,400	1,773,380
5.25%, 01/16/50(d)	1,400	1,843,156
		36,569,485
Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(d)	400	424,444
6.75%, 03/13/48(d)	600	613,968
		1,038,412
Serbia — 0.0%
Serbia International Bond, 2.13%, 12/01/30(d)	400	381,560

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	400	448,048
Security	Par (000)	Value

South Africa — 0.1%
Republic of South Africa Government
International Bond
4.30%, 10/12/28	$1,000	$1,032,820
4.67%, 01/17/24	300	322,803
4.85%, 09/27/27	200	214,850
4.85%, 09/30/29	800	846,536
4.88%, 04/14/26	400	436,028
5.00%, 10/12/46	600	567,606
5.38%, 07/24/44	400	398,764
5.65%, 09/27/47	600	608,946
5.75%, 09/30/49	1,200	1,218,972
5.88%, 09/16/25	400	453,096
5.88%, 06/22/30(e)	800	908,720
6.25%, 03/08/41	918	1,012,297
6.30%, 06/22/48	400	435,808
		8,457,246
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 02/09/26	800	789,568
0.75%, 09/21/25	600	597,036
0.91%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	240	242,378
1.05%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	240	242,213
1.25%, 09/21/30	600	582,216
1.33%, 04/27/23, (3 mo. LIBOR US + 1.200%)(a)(d)	600	610,194
1.38%, 03/20/25(d)	400	406,052
2.38%, 06/25/24	600	632,370
2.63%, 05/26/26	300	323,850
2.88%, 01/21/25	400	427,744
3.00%, 11/01/22	400	413,128
3.25%, 11/10/25	400	439,828
3.25%, 08/12/26	600	667,146
4.00%, 01/14/24	600	651,498
Korea Development Bank (The)
0.50%, 10/27/23	600	600,696
0.62%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)	200	200,620
0.80%, 07/19/26	400	397,120
1.63%, 01/19/31	700	701,190
1.75%, 02/18/25	600	618,810
Korea Expressway Corp., 1.13%, 05/17/26(d)	200	200,318
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	200	200,430
3.25%, 06/15/25(d)	600	650,958
Korea International Bond
1.00%, 09/16/30	200	193,154
2.00%, 06/19/24	200	208,504
2.50%, 06/19/29	525	568,365
2.75%, 01/19/27	400	435,404
3.50%, 09/20/28	400	457,660
3.88%, 09/11/23	200	214,500
3.88%, 09/20/48	400	521,308
4.13%, 06/10/44	1,150	1,509,858
Korea Land & Housing Corp., 0.63%, 11/03/23(d)	200	200,380
Korea National Oil Corp.
0.88%, 10/05/25(d)(e)	400	396,644
1.25%, 04/07/26(d)	600	600,840
1.63%, 10/05/30(d)	400	387,360
2.38%, 04/07/31(d)	400	411,248
Korea Resources Corp., 1.75%, 04/15/26(d)	200	201,946
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	400	417,260

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	$400	$398,176
		17,717,970
Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(d)	600	438,042
6.13%, 06/03/25(d)	600	384,108
6.20%, 05/11/27(d)	600	371,874
6.35%, 06/28/24(d)	200	130,542
6.75%, 04/18/28(d)	600	370,620
6.83%, 07/18/26(d)	600	378,966
6.85%, 03/14/24(d)	600	393,012
6.85%, 11/03/25(d)	800	512,144
7.55%, 03/28/30(d)	400	247,064
7.85%, 03/14/29(d)	624	386,356
		3,612,728
Supranational — 0.9%
Africa Finance Corp.
3.13%, 06/16/25(d)	400	416,940
3.75%, 10/30/29(d)	600	629,790
3.88%, 04/13/24(d)	400	425,216
4.38%, 04/17/26(d)	265	289,483
African Development Bank
0.75%, 04/03/23	1,020	1,029,333
1.63%, 09/16/22	5	5,084
2.13%, 11/16/22	475	487,060
3.00%, 09/20/23	1,885	1,993,972
African Export-Import Bank (The)
4.13%, 06/20/24(d)	450	482,328
5.25%, 10/11/23(d)	1,000	1,080,750
Asian Development Bank
0.25%, 07/14/23	600	600,186
0.38%, 06/11/24	250	249,995
0.38%, 09/03/25	400	396,040
0.50%, 02/04/26	625	620,231
0.63%, 04/29/25	2,525	2,530,681
0.75%, 10/08/30	2,210	2,112,119
1.00%, 04/14/26	1,200	1,216,488
1.50%, 10/18/24	954	985,778
1.50%, 03/04/31	725	740,421
1.63%, 01/24/23	800	817,256
1.75%, 09/13/22	1,882	1,916,215
1.75%, 08/14/26	665	697,053
1.75%, 09/19/29	606	633,840
1.88%, 01/24/30	1,888	1,991,311
2.00%, 01/22/25	660	693,818
2.00%, 04/24/26	447	473,816
2.38%, 08/10/27	150	162,666
2.50%, 11/02/27	1,447	1,581,774
2.63%, 01/30/24	1,143	1,208,871
2.63%, 01/12/27	794	869,319
2.75%, 03/17/23	1,544	1,608,277
2.75%, 01/19/28	747	829,857
3.13%, 09/26/28	348	397,743
6.22%, 08/15/27	345	444,291
6.38%, 10/01/28	300	406,842
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	1,365	1,363,717
0.50%, 05/28/25	1,515	1,509,061
2.25%, 05/16/24	2,350	2,470,461
Security	Par (000)	Value

Supranational (continued)
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	$200	$222,196
Corp. Andina de Fomento, 3.75%, 11/23/23	95	101,181
Council of Europe Development Bank
0.25%, 10/20/23	1,080	1,079,114
1.38%, 02/27/25	100	102,924
2.63%, 02/13/23	625	648,213
European Bank for Reconstruction & Development
0.50%, 05/19/25	50	49,843
0.50%, 11/25/25	1,500	1,489,980
1.63%, 09/27/24	565	585,713
2.75%, 03/07/23	248	258,118
European Investment Bank
0.00%, 11/06/26(h)	150	143,369
0.25%, 09/15/23	558	557,872
0.38%, 12/15/25	1,000	987,880
0.38%, 03/26/26	250	246,443
0.63%, 07/25/25	2,265	2,267,809
0.63%, 10/21/27	130	127,429
0.75%, 09/23/30	635	608,209
0.88%, 05/17/30	700	680,554
1.25%, 02/14/31	100	99,723
1.38%, 09/06/22	1,338	1,356,357
1.38%, 05/15/23	1,522	1,553,871
1.63%, 03/14/25	1,250	1,299,062
1.63%, 10/09/29	315	327,420
1.88%, 02/10/25	2,688	2,815,680
2.00%, 12/15/22	522	535,222
2.13%, 04/13/26	1,415	1,508,149
2.25%, 08/15/22	1,290	1,318,432
2.25%, 06/24/24	515	542,717
2.38%, 05/24/27	630	682,889
2.50%, 03/15/23	753	781,298
2.50%, 10/15/24	475	506,113
2.63%, 03/15/24	630	667,674
2.88%, 08/15/23	1,880	1,980,204
3.13%, 12/14/23	2,350	2,506,087
3.25%, 01/29/24	2,557	2,743,252
4.88%, 02/15/36	1,315	1,852,664
European Stability Mechanism, 0.38%, 09/10/25(b)	200	197,698
Inter-American Development Bank
0.25%, 11/15/23	2,300	2,297,677
0.50%, 05/24/23	2,200	2,212,210
0.63%, 07/15/25	297	297,350
0.63%, 09/16/27	320	313,811
0.88%, 04/03/25	425	430,049
0.88%, 04/20/26	200	201,612
1.13%, 01/13/31	1,370	1,350,820
1.75%, 09/14/22	987	1,004,746
1.75%, 03/14/25	1,715	1,789,465
2.00%, 06/02/26	1,115	1,181,889
2.00%, 07/23/26	1,492	1,581,639
2.13%, 01/15/25	2,141	2,258,776
2.25%, 06/18/29	903	977,461
2.38%, 07/07/27	925	1,003,116
2.50%, 01/18/23	1,316	1,360,823
2.63%, 01/16/24	1,413	1,492,933
3.00%, 09/26/22	50	51,646
3.00%, 10/04/23	1,659	1,756,566
3.00%, 02/21/24	3,249	3,468,990

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.13%, 09/18/28	$1,226	$1,398,952
3.20%, 08/07/42	230	274,303
3.88%, 10/28/41	490	643,159
4.38%, 01/24/44	655	923,078
7.00%, 06/15/25	200	247,564
Inter-American Investment Corp., 1.75%, 10/02/24(d)	400	415,296
International Bank for Reconstruction & Development
0.13%, 04/20/23	1,000	999,010
0.25%, 11/24/23	1,275	1,273,699
0.38%, 07/28/25	1,025	1,015,959
0.50%, 10/28/25	720	715,666
0.63%, 04/22/25	2,900	2,908,178
0.75%, 03/11/25	1,525	1,536,773
0.75%, 11/24/27	2,025	1,997,581
0.75%, 08/26/30	2,540	2,433,777
0.88%, 05/14/30	895	869,698
1.50%, 08/28/24	925	955,377
1.63%, 01/15/25	1,516	1,574,578
1.75%, 04/19/23	116	119,074
1.75%, 10/23/29	806	843,028
1.88%, 10/07/22	300	306,192
1.88%, 06/19/23	2,157	2,223,953
1.88%, 10/27/26	1,250	1,318,675
2.13%, 02/13/23	275	283,286
2.13%, 03/03/25	630	665,469
2.50%, 03/19/24	3,067	3,241,267
2.50%, 11/25/24	1,501	1,600,877
2.50%, 07/29/25	915	983,652
2.50%, 11/22/27	1,606	1,757,687
3.00%, 09/27/23	2,729	2,887,146
3.13%, 11/20/25	460	508,673
4.75%, 02/15/35	1,315	1,794,541
7.63%, 01/19/23	620	687,475
Series GDIF, 1.60%, 10/20/26 (Call 10/20/21)(c)(d)	36	36,069
International Finance Corp.
0.75%, 08/27/30	825	790,201
1.38%, 10/16/24	1,500	1,543,335
2.00%, 10/24/22	198	202,499
2.13%, 04/07/26	1,310	1,395,857
Nordic Investment Bank
0.38%, 05/19/23	1,203	1,206,164
0.38%, 09/11/25	200	197,852
		139,606,641
Suriname — 0.0%
Suriname Government International Bond, 9.25%, 10/26/26(d)(k)	200	130,006

Sweden — 0.1%
Kommuninvest I Sverige AB, 2.63%, 09/15/22(b)(e)	650	667,972
Svensk Exportkredit AB
0.50%, 08/26/25	400	396,932
0.63%, 05/14/25	500	499,730
1.63%, 11/14/22	512	521,431
2.00%, 08/30/22	15	15,293
2.88%, 03/14/23	2,653	2,765,938
		4,867,296
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	600	604,260
Security	Par (000)	Value

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(d)(e)	$400	$426,148
4.50%, 06/26/30 (Call 03/31/30)(d)	600	633,438
		1,059,586
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(d)	807	683,004

Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	200	202,756
5.00%, 04/06/23(d)	800	819,392
5.13%, 06/22/26(b)(e)	1,200	1,203,588
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	800	797,496
Turkey Government International Bond
3.25%, 03/23/23	600	600,090
4.25%, 03/13/25	1,000	986,340
4.25%, 04/14/26	1,000	966,320
4.75%, 01/26/26	1,000	988,810
4.88%, 10/09/26	1,400	1,380,568
4.88%, 04/16/43	1,450	1,167,526
5.13%, 02/17/28	1,400	1,371,034
5.25%, 03/13/30	1,800	1,728,342
5.60%, 11/14/24	1,200	1,238,508
5.75%, 03/22/24	1,000	1,039,580
5.75%, 05/11/47	2,000	1,730,020
5.88%, 06/26/31	2,000	1,959,560
5.95%, 01/15/31	1,200	1,185,672
6.00%, 03/25/27	1,600	1,646,128
6.00%, 01/14/41	850	775,430
6.13%, 10/24/28	1,000	1,028,460
6.25%, 09/26/22	600	623,292
6.35%, 08/10/24(e)	1,000	1,052,530
6.38%, 10/14/25	1,800	1,891,062
6.63%, 02/17/45	1,250	1,198,912
6.75%, 05/30/40	350	346,668
6.88%, 03/17/36	1,031	1,051,177
7.25%, 12/23/23	800	864,304
7.25%, 03/05/38	521	550,577
7.38%, 02/05/25	1,320	1,432,543
7.63%, 04/26/29	1,400	1,545,012
8.00%, 02/14/34(e)	180	203,450
11.88%, 01/15/30(e)	100	139,277
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(d)	200	206,684
8.25%, 01/24/24(d)	400	435,256
		34,356,364
Ukraine — 0.1%
Ukraine Government International Bond
6.88%, 05/21/29(b)	1,400	1,445,738
7.25%, 03/15/33(d)	809	835,220
7.38%, 09/25/32(d)	800	833,440
7.75%, 09/01/22(d)	200	208,976
7.75%, 09/01/23(d)	881	944,097
7.75%, 09/01/24(d)	221	240,105
7.75%, 09/01/25(d)	500	543,735
7.75%, 09/01/26(d)	403	441,096
7.75%, 09/01/27(d)	800	875,624
8.99%, 02/01/24(d)	600	661,374

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine (continued)
9.75%, 11/01/28(d)	$1,200	$1,428,600
		8,458,005
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
0.75%, 09/02/23(d)	1,000	1,005,800
1.63%, 06/02/28(d)	1,200	1,200,708
1.70%, 03/02/31(d)	1,200	1,169,448
2.13%, 09/30/24(d)	1,500	1,569,150
2.50%, 10/11/22(d)	200	205,050
2.50%, 04/16/25(d)	1,400	1,489,726
2.50%, 09/30/29(d)	1,700	1,788,298
2.70%, 09/02/70(d)	800	734,904
3.13%, 05/03/26(d)	1,400	1,532,132
3.13%, 10/11/27(d)	2,200	2,423,762
3.13%, 04/16/30(d)	1,600	1,753,312
3.13%, 09/30/49(d)	1,600	1,646,480
3.88%, 04/16/50(d)	1,700	1,980,738
4.13%, 10/11/47(d)	1,600	1,923,152
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(d)	900	914,751
3.88%, 01/30/23(d)	400	416,648
5.00%, 04/30/29(d)	400	468,864
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(d)	1,000	937,870
5.25%, 01/30/43(d)	200	225,834
Finance Department Government of Sharjah
3.63%, 03/10/33(d)	400	399,276
4.00%, 07/28/50(d)	500	454,260
4.38%, 03/10/51(b)	600	575,928
RAK Capital, 3.09%, 03/31/25(d)	400	424,000
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	400	426,552
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	409,056
3.23%, 10/23/29(d)	800	815,448
3.85%, 04/03/26(d)	200	214,270
4.23%, 03/14/28(d)	400	435,892
		27,541,309
United Kingdom — 0.0%
Bank of England Euro Note, 0.50%, 04/28/23(b)	355	356,906

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	455	537,628
4.38%, 10/27/27	500	575,095
4.38%, 01/23/31 (Call 10/23/30)	1,582	1,847,349
4.50%, 08/14/24	480	519,538
4.98%, 04/20/55	1,355	1,752,435
5.10%, 06/18/50	1,882	2,468,299
7.63%, 03/21/36	450	684,851
7.88%, 01/15/33	273	410,955
		8,796,150
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 02/20/29(d)	200	221,754

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	800	890,056
Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(d)(k)(m)	$800	$524,768
8.97%, 07/30/27(d)(k)(m)	1,400	906,346
		1,431,114
Total Foreign Government Obligations — 5.2%
(Cost: $777,404,594)		789,750,699

Municipal Debt Obligations

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	890	1,467,637
Series S-1, 7.04%, 04/01/50(e)	150	268,234
Series S-3, 6.91%, 10/01/50	400	715,804
California State University RB
Class B, 2.72%, 11/01/52	105	105,244
2.98%, 11/01/51 (Call 05/01/51)	680	718,468
Series E, Class E, 2.90%, 11/01/51 (Call 11/01/30)	100	100,219
City of San Francisco California Public Utilities
Commission Water Revenue RB, Series E, 2.83%, 11/01/41 (Call 11/01/30)	1,000	1,032,650
City of San Francisco California Public Utilities
Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	84,189
East Bay Municipal Utility District Water System
Revenue RB BAB, Series B, 5.87%, 06/01/40	500	743,290
Foothill-Eastern Transportation Corridor Agency RB, 4.09%, 01/15/49 (Call 01/15/30)	350	376,908
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)	500	516,210
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	535	939,203
Los Angeles Department of Water & Power System
Revenue RB BAB
Series A, 6.60%, 07/01/50	355	624,850
Series D, 6.57%, 07/01/45	100	166,246
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	1,675	2,295,051
5.76%, 07/01/29	400	500,844
Series RY, 6.76%, 07/01/34	100	145,945
Regents of the University of California Medical Center Pooled Revenue RB
3.26%, 05/15/60 (Call 11/15/59)	185	204,188
3.71%, 05/15/20 (Call 11/15/19)	100	110,365
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, 6.55%, 05/15/48	50	78,754
Series F, 6.58%, 05/15/49(e)	1,260	1,984,412
San Diego County Regional Transportation
Commission RB BAB, 5.91%, 04/01/48	160	248,091
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	150	230,502
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	200	252,770
State of California Department of Water Resources
Power Supply Revenue RB, Series P, 2.00%, 05/01/22	80	81,037
State of California GO
1.70%, 02/01/28	250	256,758

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
3.38%, 04/01/25	$200	$219,510
3.50%, 04/01/28	315	359,289
4.60%, 04/01/38 (Call 04/01/28)	125	147,211
Series A, 2.37%, 04/01/22	100	101,467
Series A, 3.05%, 04/01/29	500	555,490
State of California GO BAB
7.30%, 10/01/39	420	680,190
7.35%, 11/01/39	500	816,220
7.50%, 04/01/34	1,700	2,702,507
7.55%, 04/01/39(e)	1,230	2,125,366
7.60%, 11/01/40(e)	1,100	1,960,629
7.63%, 03/01/40	700	1,197,196
University of California RB
Series AJ, 4.60%, 05/15/31	100	119,680
Series AQ, 4.77%, 05/15/15	500	718,695
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	54,166
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	720	719,942
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	1,305	1,324,966
University of California RB BAB, 5.77%, 05/15/43	100	141,922
		28,192,315
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(e)	190	254,676
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	50	60,428
		315,104
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	930	979,625
Series A, 4.81%, 10/01/14	100	148,187
		1,127,812
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	68,310
County of Miami-Dade Florida Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,000	999,050
State Board of Administration Finance Corp. RB
2.15%, 07/01/30	925	957,218
Series A, 1.26%, 07/01/25	667	677,298
		2,701,876
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	120	122,816
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	497	772,999
Project M, Series 2010-A, 6.66%, 04/01/57	147	231,609
Project P, Series 2010-A, 7.06%, 04/01/57	25	37,171
		1,164,595
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	85	89,888

Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, 4.47%, 01/01/49	80	105,923
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	774,800
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB
Series A, 6.90%, 12/01/40	250	361,285
Security	Par (000)	Value

Illinois (continued)
Series B, 6.90%, 12/01/40	$170	$245,667
Chicago Transit Authority Sales Tax Receipts Fund RB BAB, Series B, 6.20%, 12/01/40	400	563,048
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	255,539
State of Illinois GO
4.95%, 06/01/23(e)	25	26,934
5.10%, 06/01/33	3,650	4,352,333
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	800	1,039,176
		7,724,705
Maryland — 0.0%
Maryland Health & Higher Educational Facilities
Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)(e)	200	215,798

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	70	70,713
2.66%, 09/01/39	100	107,203
2.81%, 09/01/43	100	108,567
2.90%, 09/01/49	550	597,053
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	805	1,001,243
Series E, 5.46%, 12/01/39.	145	204,652
Massachusetts School Building Authority RB
2.95%, 05/15/43 (Call 05/15/30)	1,765	1,837,047
3.40%, 10/15/40 (Call 10/15/29)	65	70,101
		3,996,579
Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System
Revenue RB, 3.06%, 07/01/39.	100	108,083
Michigan Finance Authority RB, 3.38%, 12/01/40	55	62,262
Michigan Strategic Fund RB, 3.23%, 09/01/47( 09/01/31)	50	51,233
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	238	246,537
		468,115
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB
Series A, 3.23%, 05/15/50 (Call 11/15/49)	500	576,385
Series A, 3.65%, 08/15/57 (Call 02/15/57)	225	283,799
		860,184
Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	50	54,487

New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	350	456,291
Series B, 0.00%, 02/15/22(h)	100	99,726
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	1,055	1,778,435
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	845	974,733
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	210	316,147
Series C, 5.75%, 12/15/28	50	60,896

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	$135	$222,425
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	200	220,234
Series P, 3.92%, 12/31/99 (Call 11/01/18)	100	114,409
		4,243,296
New York — 0.1%
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	166,240
Series C-1, 5.52%, 10/01/37.	100	139,047
Series F1, 6.27%, 12/01/37(e)	250	373,440
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	700	945,861
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	250	414,645
Series 2010-A, 6.67%, 11/15/39	150	219,792
Series A, 5.87%, 11/15/39	100	134,888
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	270,998
Series C-2, 5.77%, 08/01/36.	40	51,782
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	525	786,723
5.72%, 06/15/42(e)	250	382,347
5.88%, 06/15/44	115	181,453
5.95%, 06/15/42	225	350,375
New York State Dormitory Authority RB
2.20%, 03/15/34	1,800	1,844,586
Series F, 3.11%, 02/15/39(e)	150	165,813
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	390	538,746
Series F, 5.63%, 03/15/39	50	66,352
New York State Thruway Authority RB
2.90%, 01/01/35	100	108,690
Series M, 3.50%, 01/01/42 (Call 01/01/30)	490	522,658
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	250	284,128
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	175	223,347
Port Authority of New York & New Jersey RB
3.18%, 07/15/60 (Call 07/15/31)	600	610,458
Series 165, 5.65%, 11/01/40	255	367,111
Series 168, 4.93%, 10/01/51	275	393,228
Series 174, 4.46%, 10/01/62	1,600	2,197,328
Series 181, 4.96%, 08/01/46	100	137,694
Series 192, 4.81%, 10/15/65	145	207,965
Series AAA, 1.09%, 07/01/23	500	506,325
		12,592,020
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	85	93,048

Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	650	1,232,530
American Municipal Power Inc. RB BAB, 5.94%, 02/15/47	75	114,550
JobsOhio Beverage System RB
2.83%, 01/01/38	250	263,570
Series B, 4.53%, 01/01/35	350	437,864
Security	Par (000)	Value

Ohio (continued)
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	$395	$498,233
Series A, 4.80%, 06/01/11	200	293,678
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	175	240,093
Ohio Turnpike & Infrastructure Commission RB, Series A, 3.22%, 02/15/48 (Call 02/15/30)	160	166,184
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	50	59,818
		3,306,520
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	100	120,504
Series B, 5.68%, 06/30/28 (NPFGC)	100	122,589
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	200	208,350
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	200	284,226
State of Oregon GO, 5.89%, 06/01/27	340	412,641
		1,148,310
Pennsylvania — 0.0%
City of Philadelphia Pennsylvania Water & Wastewater Revenue RB, 2.93%, 07/01/45( 07/01/31)	115	117,100
Commonwealth Financing Authority RB, 2.99%, 06/01/42	610	640,280
Pennsylvania State University (The) RB, 2.84%, 09/01/50	250	265,328
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	200	222,192
		1,244,900
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	279,477

Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	95	93,223
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	155	208,757
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	292,224
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(e)	525	761,014
Series B, 6.00%, 12/01/44.	50	77,861
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	71,591
Dallas Fort Worth International Airport RB
Series A, 3.14%, 11/01/45	125	135,820
Series C, 2.92%, 11/01/50	100	104,407
Series C, 3.09%, 11/01/40 (Call 11/01/30)	500	521,355
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	745	767,283
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	1,248	2,132,345
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	109,636

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	$120	$137,645
State of Texas GO BAB, 5.52%, 04/01/39	715	1,045,759
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49.	400	459,564
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	500	618,930
Texas Transportation Commission State Highway Fund RB BAB, First Class, 5.18%, 04/01/30	1,115	1,387,149
		8,924,563
Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	100	106,531
Virginia — 0.0%
University of Virginia, 2.26%, 09/01/50 (Call 03/01/50)	1,120	1,060,360
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	67,903
		1,128,263
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	30	42,518
State of Washington GO BAB, Series F, 5.14%, 08/01/40(e)	600	852,798
		895,316
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	23,001
Series C, 3.15%, 05/01/27	250	277,572
		300,573
Total Municipal Debt Obligations — 0.5%
(Cost: $76,684,956)		81,174,275

U.S. Government Agency Obligations
Mortgage-Backed Securities — 25.0%
Federal Home Loan Mortgage Corp.
1.50%, 09/14/51(n)	20,100	19,857,387
2.50%, 01/01/30	24	24,786
2.50%, 08/01/31	262	275,996
2.50%, 10/01/31	476	500,539
2.50%, 12/01/31	275	288,540
2.50%, 02/01/32	524	551,256
2.50%, 01/01/33	964	1,016,968
3.00%, 05/01/29	26,650	28,149,188
3.00%, 05/01/30	50	53,286
3.00%, 06/01/30	28	30,100
3.00%, 07/01/30	63	67,276
3.00%, 12/01/30	646	683,092
3.00%, 02/01/31	19	20,347
3.00%, 05/01/31	20	21,134
3.00%, 06/01/31	13	13,983
3.00%, 03/01/46	2,691	2,844,747
3.00%, 07/01/46	182	192,618
3.00%, 08/01/46	1,134	1,198,996
3.00%, 09/01/46	840	894,318
3.00%, 10/01/46	1,566	1,675,057
3.00%, 11/01/46	1,162	1,228,566
3.00%, 12/01/46	4,364	4,616,505
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/47	$791	$836,339
3.00%, 02/01/47	1,872	1,979,134
3.00%, 05/01/47	476	511,151
3.00%, 06/01/47	1,373	1,473,557
3.00%, 08/01/47	164	173,303
3.00%, 09/01/47	652	691,740
3.00%, 10/01/47	456	482,286
3.50%, 05/01/32	74	79,621
3.50%, 09/01/32	61	65,551
3.50%, 07/01/33	195	208,109
3.50%, 06/01/34	831	887,293
3.50%, 03/01/38	517	551,641
3.50%, 09/01/38	6	5,895
3.50%, 10/01/42	898	972,931
3.50%, 04/01/43	25	27,079
3.50%, 07/01/43	26	27,878
3.50%, 01/01/44	66	71,826
3.50%, 09/01/44	133	143,261
3.50%, 10/01/44	694	748,073
3.50%, 12/01/45	154	167,715
3.50%, 01/01/46	18	19,000
3.50%, 03/01/46	4,317	4,725,178
3.50%, 05/01/46	125	135,923
3.50%, 07/01/46	155	166,153
3.50%, 08/01/46	185	197,097
3.50%, 09/01/46	90	97,125
3.50%, 11/01/46	37	38,832
3.50%, 12/01/46	1,779	1,915,244
3.50%, 01/01/47	436	466,006
3.50%, 02/01/47	499	533,103
3.50%, 03/01/47	90	96,094
3.50%, 04/01/47	83	88,703
3.50%, 05/01/47	108	116,122
3.50%, 07/01/47	776	825,147
3.50%, 08/01/47	38	40,310
3.50%, 09/01/47	1,766	1,896,758
3.50%, 12/01/47	34	36,418
3.50%, 01/01/48	887	972,414
3.50%, 02/01/48	1,705	1,808,913
3.50%, 03/01/48	1,171	1,244,242
3.50%, 05/01/48	741	786,913
3.50%, 04/01/49	1,237	1,336,510
3.50%, 05/01/49	306	330,600
3.50%, 06/01/49	444	479,514
4.00%, 05/01/33	161	170,943
4.00%, 08/01/42	126	138,485
4.00%, 07/01/44	27	29,340
4.00%, 02/01/45	145	161,476
4.00%, 06/01/45	14	14,754
4.00%, 08/01/45	75	80,972
4.00%, 09/01/45	723	786,030
4.00%, 01/01/46	152	164,851
4.00%, 03/01/46	5	5,309
4.00%, 05/01/46	13	14,380
4.00%, 07/01/46	287	313,113
4.00%, 10/01/46	163	176,870
4.00%, 11/01/46	444	480,811
4.00%, 02/01/47	244	263,296
4.00%, 10/01/47	66	70,855
4.00%, 11/01/47	7	7,407

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/48	$2,430	$2,610,038
4.00%, 02/01/48	736	792,509
4.00%, 06/01/48	661	723,218
4.00%, 07/01/48	680	726,218
4.00%, 08/01/48	248	264,741
4.00%, 09/01/48	179	190,631
4.00%, 12/01/48	583	631,387
4.00%, 01/01/49	536	573,435
4.50%, 02/01/41	79	88,065
4.50%, 05/01/42	99	110,362
4.50%, 01/01/45	64	71,120
4.50%, 01/01/46	84	93,844
4.50%, 04/01/46	13	14,557
4.50%, 05/01/46	10	10,733
4.50%, 07/01/46	4	4,431
4.50%, 09/01/46	881	982,474
4.50%, 05/01/47	78	84,609
4.50%, 06/01/47	45	48,523
4.50%, 05/01/48	534	574,961
4.50%, 06/01/48	252	272,862
4.50%, 07/01/48	229	247,535
4.50%, 10/01/48	1,229	1,360,196
4.50%, 12/01/48	417	451,133
4.50%, 01/01/49	533	575,890
5.00%, 04/01/33	411	466,352
5.00%, 09/01/47	32	35,031
5.00%, 03/01/48	151	164,616
5.00%, 04/01/48	864	944,063
5.00%, 05/01/48	122	133,042
5.00%, 07/01/48	223	243,768
5.00%, 04/01/49	178	193,987
Federal National Mortgage Association
1.50%, 08/17/36(n)	86,625	88,279,673
1.50%, 08/12/51(n)	88,350	87,456,146
2.00%, 06/01/36	15,536	16,144,002
2.00%, 07/01/36	1,511	1,571,143
2.00%, 08/17/36(n)	58,697	60,914,188
2.00%, 03/01/51	4,229	4,318,607
2.00%, 05/01/51	7,565	7,740,442
2.00%, 06/01/51	45,935	46,903,712
2.00%, 07/01/51	21,844	22,297,125
2.00%, 08/01/51	14,658	14,954,370
2.00%, 08/12/51(n)	300,824	306,828,727
2.50%, 05/01/31	3,245	3,409,005
2.50%, 05/01/36	24,116	25,380,099
2.50%, 06/01/36	11,678	12,275,013
2.50%, 08/17/36(n)	21,645	22,677,365
2.50%, 03/01/51	8,663	9,070,247
2.50%, 07/01/51	15,061	15,708,975
2.50%, 08/01/51	33,725	35,331,549
2.50%, 08/12/51(n)	198,762	207,046,337
3.00%, 03/01/30	14,186	14,995,311
3.00%, 08/17/36(n)	17,124	18,019,649
3.00%, 02/01/47	486	519,261
3.00%, 08/01/50	15,588	16,785,941
3.00%, 06/01/51	29,679	31,244,291
3.00%, 08/12/51(n)	149,094	156,286,621
3.50%, 08/17/36(n)	27,451	29,324,885
3.50%, 09/01/47	34,998	37,218,597
3.50%, 06/01/49	11,575	12,309,305
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/12/51(n)	$131,945	$139,851,391
3.50%, 11/01/51	1,807	1,963,762
4.00%, 08/17/36(n)	2,262	2,403,817
4.00%, 02/01/47	961	1,059,399
4.00%, 04/01/50	43,648	46,602,305
4.00%, 05/01/50	9,391	10,052,361
4.00%, 08/12/51(n)	73,999	79,073,902
4.00%, 01/01/57	696	776,278
4.00%, 02/01/57	785	875,607
4.50%, 08/17/36(n)	960	1,005,562
4.50%, 08/12/51(n)	65,334	70,410,145
5.00%, 08/17/36(n)	293	305,166
5.00%, 08/12/51(n)	3,946	4,318,266
5.50%, 08/12/51(n)	6,438	7,185,412
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	9	9,342
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	5,000	5,462,095
Series 2018-M10, Class A2, 3.37%, 07/25/28(a)	2,750	3,145,793
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	2,950	3,464,405
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	2,000	2,328,624
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	650	653,146
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	2,700	2,793,934
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,000	1,055,732
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	750	796,914
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	3,195	3,440,779
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	7,500	8,023,584
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	1,610	1,756,724
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	3,000	3,262,710
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	3,000	3,341,429
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	3,600	4,204,983
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,000	1,174,555
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,000	2,322,433
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	3,000	3,301,966
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	2,000	2,180,334
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	3,170	3,349,770
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,000	3,048,343
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	660	668,268
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	910	1,011,596
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	720	817,560

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	$2,000	$2,169,896
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,780	2,823,619
Government National Mortgage Association
1.50%, 08/19/51(n)	16,275	16,189,810
2.00%, 04/20/51	60,144	61,640,650
2.00%, 08/19/51(n)	75,025	76,839,080
2.50%, 05/20/45	89	92,584
2.50%, 12/20/46	1,113	1,161,172
2.50%, 01/20/47	394	411,129
2.50%, 08/20/50	4,215	4,380,277
2.50%, 09/20/50	6,123	6,364,057
2.50%, 12/20/50	8,070	8,388,360
2.50%, 01/20/51	17,000	17,670,258
2.50%, 02/20/51	35,785	37,232,832
2.50%, 05/20/51	28,792	29,956,280
2.50%, 07/20/51	4,218	4,388,630
2.50%, 08/19/51(n)	51,529	53,571,784
3.00%, 01/20/43	853	909,456
3.00%, 03/15/43	12	12,272
3.00%, 11/20/43	28	30,242
3.00%, 12/20/43	35	37,232
3.00%, 05/20/45	1,534	1,625,502
3.00%, 06/20/45	122	128,786
3.00%, 07/20/45	1,483	1,572,091
3.00%, 10/20/45	346	366,718
3.00%, 11/20/45	36	38,521
3.00%, 12/20/45	72	75,863
3.00%, 02/20/46	1,219	1,291,408
3.00%, 03/20/46	10,015	10,612,591
3.00%, 04/20/46	1,075	1,133,685
3.00%, 05/20/46	947	999,040
3.00%, 06/20/46	1,091	1,150,922
3.00%, 07/20/46	1,615	1,703,189
3.00%, 08/20/46	2,567	2,708,284
3.00%, 09/20/46	1,998	2,107,906
3.00%, 11/20/46	683	720,469
3.00%, 12/15/46	768	819,603
3.00%, 12/20/46	2,062	2,174,883
3.00%, 02/15/47	1,162	1,229,970
3.00%, 02/20/47	914	964,512
3.00%, 03/20/47	215	226,693
3.00%, 06/20/47	695	732,981
3.00%, 07/20/47	63	66,678
3.00%, 11/20/47	1,420	1,496,867
3.00%, 12/20/47	1,523	1,605,394
3.00%, 01/20/48	1,705	1,797,431
3.00%, 02/20/48	496	523,027
3.00%, 07/20/49	4,312	4,524,054
3.00%, 09/20/49	447	467,791
3.00%, 12/20/49	3,433	3,593,942
3.00%, 01/20/50	23,588	24,682,717
3.00%, 02/20/50	4,996	5,225,943
3.00%, 08/20/50	2,114	2,212,460
3.00%, 01/20/51	42,622	44,629,906
3.00%, 02/20/51	18,265	19,125,845
3.00%, 08/19/51(n)	32,519	34,029,355
3.50%, 09/20/42	704	762,304
3.50%, 10/20/42	1,662	1,800,567
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/20/42	$760	$823,804
3.50%, 12/20/42	578	625,817
3.50%, 06/15/43	491	536,050
3.50%, 10/20/44	97	105,409
3.50%, 12/20/44	193	206,044
3.50%, 02/20/45	934	998,730
3.50%, 04/20/45	750	800,641
3.50%, 05/20/45	3,391	3,619,511
3.50%, 09/20/45	11,439	12,221,966
3.50%, 10/20/45	88	94,311
3.50%, 11/20/45	720	768,227
3.50%, 12/20/45	710	757,659
3.50%, 03/20/46	1,691	1,798,190
3.50%, 04/20/46	696	740,148
3.50%, 06/20/46	3,047	3,240,003
3.50%, 11/20/46	91	96,573
3.50%, 12/20/46	1,005	1,068,253
3.50%, 01/20/47	283	301,004
3.50%, 02/20/47	1,299	1,381,591
3.50%, 03/20/47	1,797	1,903,636
3.50%, 04/20/47	283	303,788
3.50%, 05/20/47	18,699	19,802,525
3.50%, 06/20/47	342	362,363
3.50%, 08/20/47	2,019	2,162,698
3.50%, 09/20/47	2,950	3,124,193
3.50%, 10/20/47	15,328	16,238,421
3.50%, 11/20/47	1,629	1,725,521
3.50%, 12/15/47	1,653	1,781,088
3.50%, 12/20/47	575	617,293
3.50%, 01/20/48	323	341,892
3.50%, 02/20/48	5,156	5,460,032
3.50%, 04/20/48	2,935	3,162,017
3.50%, 08/20/48	1,181	1,246,481
3.50%, 01/20/49	532	563,905
3.50%, 01/20/50	1,200	1,267,340
3.50%, 03/20/50	1,354	1,429,881
3.50%, 05/20/50	2,593	2,736,574
3.50%, 08/20/50	3,521	3,702,071
3.50%, 05/20/51	7,050	7,478,155
3.50%, 08/19/51(n)	35,578	37,362,197
4.00%, 08/20/45	574	624,871
4.00%, 09/20/45	191	207,667
4.00%, 10/20/45	8	8,970
4.00%, 01/20/46	32	35,322
4.00%, 03/20/46	414	450,598
4.00%, 07/20/46	37	40,204
4.00%, 09/20/46	9	9,933
4.00%, 11/20/46	99	105,925
4.00%, 12/15/46	71	78,092
4.00%, 04/20/47	1,620	1,730,142
4.00%, 07/20/47	3,884	4,148,864
4.00%, 08/20/47	159	169,570
4.00%, 11/20/47	1,327	1,416,933
4.00%, 03/20/48	2,285	2,440,802
4.00%, 04/20/48	1,097	1,169,651
4.00%, 05/15/48	326	350,605
4.00%, 05/20/48	2,216	2,357,045
4.00%, 08/20/48	2,140	2,272,666
4.00%, 09/20/48	884	937,997
4.00%, 11/20/48	242	256,153

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/15/49	$321	$351,083
4.00%, 08/19/51(n)	64,104	67,797,079
4.50%, 04/15/40	15	16,372
4.50%, 11/20/45	80	88,817
4.50%, 08/20/46	80	88,202
4.50%, 09/20/46	12	13,753
4.50%, 10/20/46	71	79,079
4.50%, 11/20/46	34	37,629
4.50%, 02/20/47	38	42,215
4.50%, 04/20/47	51	54,958
4.50%, 06/20/47	108	117,662
4.50%, 10/20/47	55	59,367
4.50%, 04/20/48	860	927,459
4.50%, 06/20/48	855	915,066
4.50%, 07/20/48	924	988,490
4.50%, 08/20/48	723	773,578
4.50%, 12/20/48	1,158	1,234,424
4.50%, 01/20/49	23,678	25,224,536
4.50%, 03/20/49	300	319,494
4.50%, 06/20/49	1,778	1,907,706
4.50%, 07/20/49	968	1,030,821
4.50%, 08/20/49	313	335,687
4.50%, 08/19/51(n)	36,559	38,861,075
5.00%, 07/20/46	20	23,279
5.00%, 03/20/48	188	204,792
5.00%, 04/20/48	547	587,036
5.00%, 05/20/48	259	277,498
5.00%, 11/20/48	339	370,850
5.00%, 12/20/48	457	499,480
5.00%, 01/20/49	944	1,032,294
5.00%, 04/20/49	81	88,910
5.00%, 05/20/49	125	136,557
5.00%, 06/20/49	3,354	3,665,754
5.00%, 08/19/51(n)	3,848	4,136,600
5.50%, 04/20/48	34	38,583
Uniform Mortgage-Backed Securities
2.00%, 12/01/35	11,773	12,234,643
2.00%, 02/01/36	63,924	66,529,991
2.00%, 03/01/36	9,169	9,535,192
2.00%, 05/01/36	6,470	6,725,787
2.00%, 09/01/50	18,052	18,424,340
2.00%, 10/01/50	4,320	4,414,091
2.00%, 12/01/50	5,881	6,024,004
2.00%, 01/01/51	25,959	26,519,874
2.00%, 02/01/51	31,894	32,563,346
2.00%, 03/01/51	31,633	32,295,228
2.00%, 04/01/51	24,627	25,134,018
2.00%, 05/01/51	31,840	32,507,271
2.00%, 09/14/51(n)	58,850	59,895,966
2.50%, 12/01/29	92	96,774
2.50%, 03/01/30	116	121,427
2.50%, 07/01/30	116	121,490
2.50%, 08/01/30	33	35,043
2.50%, 12/01/30	42	43,600
2.50%, 01/01/31	34	35,416
2.50%, 09/01/31	371	389,637
2.50%, 10/01/31	2,489	2,611,198
2.50%, 12/01/31	593	622,891
2.50%, 01/01/32	2,412	2,539,643
2.50%, 02/01/32	494	520,395
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/32	$489	$513,716
2.50%, 04/01/32	3,188	3,361,302
2.50%, 10/01/32	71	75,243
2.50%, 01/01/33	3,734	3,917,027
2.50%, 11/01/34	3,903	4,092,819
2.50%, 07/01/35	3,769	3,991,343
2.50%, 10/01/35	19,228	20,230,021
2.50%, 03/01/36	10,870	11,540,190
2.50%, 04/01/47	1,300	1,362,063
2.50%, 06/01/50	1,250	1,307,978
2.50%, 07/01/50	2,275	2,398,702
2.50%, 08/01/50	3,055	3,201,561
2.50%, 09/01/50	18,574	19,434,646
2.50%, 10/01/50	11,232	11,713,795
2.50%, 11/01/50	20,919	21,838,833
2.50%, 01/01/51	11,675	12,195,754
2.50%, 02/01/51	39,249	40,889,984
2.50%, 03/01/51	5,483	5,747,239
2.50%, 04/01/51	601	626,495
2.50%, 05/01/51	9,014	9,393,275
2.50%, 06/01/51	25,594	26,672,376
2.50%, 09/14/51(n)	53,750	55,872,705
3.00%, 10/01/27	67	70,937
3.00%, 03/01/30	2,498	2,630,051
3.00%, 04/01/30	98	103,869
3.00%, 07/01/30	81	86,171
3.00%, 08/01/30	319	337,395
3.00%, 09/01/30	440	464,457
3.00%, 10/01/30	179	189,713
3.00%, 11/01/30	42	44,904
3.00%, 12/01/30	100	105,681
3.00%, 01/01/31	1,705	1,805,370
3.00%, 02/01/31	634	671,953
3.00%, 03/01/31	202	213,964
3.00%, 04/01/31	63	66,948
3.00%, 06/01/31	409	433,260
3.00%, 09/01/31	148	157,302
3.00%, 10/01/31	48	50,738
3.00%, 01/01/32	482	512,304
3.00%, 02/01/32	1,550	1,647,804
3.00%, 03/01/32	63	66,526
3.00%, 06/01/32	520	549,314
3.00%, 08/01/32	313	333,437
3.00%, 11/01/32	487	519,185
3.00%, 12/01/32	844	895,321
3.00%, 02/01/33	566	602,987
3.00%, 10/01/33	491	517,737
3.00%, 07/01/34	333	350,971
3.00%, 09/01/34	2,935	3,123,528
3.00%, 11/01/34	363	384,941
3.00%, 12/01/34	3,241	3,416,712
3.00%, 03/01/35	954	1,006,101
3.00%, 07/01/35	760	801,353
3.00%, 12/01/35	4,290	4,568,747
3.00%, 01/01/37	287	304,177
3.00%, 11/01/42	134	143,577
3.00%, 12/01/42	320	341,468
3.00%, 03/01/43	332	354,941
3.00%, 09/01/43	308	329,008
3.00%, 01/01/44	432	461,635

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/44	$4,080	$4,363,676
3.00%, 01/01/45	140	149,387
3.00%, 03/01/45	1,050	1,122,655
3.00%, 05/01/45	460	491,799
3.00%, 11/01/45	45	47,449
3.00%, 07/01/46	6,527	6,922,345
3.00%, 08/01/46	804	854,250
3.00%, 10/01/46	57	60,956
3.00%, 11/01/46	6,816	7,216,033
3.00%, 12/01/46	7,429	7,855,365
3.00%, 01/01/47	2,257	2,393,774
3.00%, 02/01/47	3,320	3,507,594
3.00%, 03/01/47	2,321	2,452,390
3.00%, 05/01/47	64	68,035
3.00%, 07/01/47	1,056	1,115,970
3.00%, 08/01/47	369	390,203
3.00%, 12/01/47	473	507,776
3.00%, 03/01/48	445	470,601
3.00%, 04/01/48	19,010	20,330,223
3.00%, 09/01/49	2,850	3,043,612
3.00%, 10/01/49	422	443,626
3.00%, 11/01/49	458	483,474
3.00%, 12/01/49	9,265	9,717,656
3.00%, 02/01/50	3,790	3,988,045
3.00%, 03/01/50	1,893	1,993,412
3.00%, 04/01/50	3,791	3,981,931
3.00%, 05/01/50	4,056	4,259,290
3.00%, 06/01/50	14,836	15,750,263
3.00%, 07/01/50	7,984	8,378,803
3.00%, 08/01/50	2,713	2,885,873
3.00%, 09/01/50	2,329	2,440,594
3.00%, 10/01/50	11,032	11,728,574
3.00%, 01/01/51	5,976	6,353,852
3.00%, 04/01/51	36,841	39,462,347
3.00%, 09/14/51(n)	38,950	40,743,830
3.50%, 01/01/27	4	4,720
3.50%, 12/01/29	14	14,909
3.50%, 07/01/30	243	260,426
3.50%, 10/01/30	22	23,906
3.50%, 03/01/31	160	171,563
3.50%, 06/01/31	183	197,697
3.50%, 01/01/32	94	101,919
3.50%, 05/01/32	138	148,831
3.50%, 06/01/32	162	175,500
3.50%, 07/01/32	95	101,251
3.50%, 08/01/32	49	52,227
3.50%, 09/01/32	350	376,036
3.50%, 10/01/32	150	161,346
3.50%, 11/01/32	114	122,353
3.50%, 03/01/33	386	417,416
3.50%, 04/01/33	528	567,871
3.50%, 05/01/33	249	269,152
3.50%, 06/01/33	733	782,848
3.50%, 02/01/34	3,120	3,375,692
3.50%, 07/01/34	1,233	1,316,989
3.50%, 08/01/34	881	941,352
3.50%, 01/01/35	473	508,209
3.50%, 10/01/44	729	788,863
3.50%, 02/01/45	457	494,149
3.50%, 03/01/45	145	157,951
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/45	$67	$72,399
3.50%, 07/01/45	164	178,102
3.50%, 08/01/45	311	338,498
3.50%, 10/01/45	203	219,898
3.50%, 11/01/45	98	105,144
3.50%, 12/01/45	1,614	1,732,799
3.50%, 01/01/46	746	812,194
3.50%, 02/01/46	345	370,128
3.50%, 03/01/46	1,711	1,839,975
3.50%, 04/01/46	24	25,921
3.50%, 05/01/46	49	53,553
3.50%, 06/01/46	76	81,288
3.50%, 07/01/46	189	206,477
3.50%, 08/01/46	168	179,814
3.50%, 09/01/46	404	439,227
3.50%, 10/01/46	548	594,161
3.50%, 11/01/46	96	102,987
3.50%, 12/01/46	3,295	3,568,559
3.50%, 01/01/47	3,031	3,299,459
3.50%, 02/01/47	210	225,679
3.50%, 04/01/47	552	595,933
3.50%, 05/01/47	344	375,356
3.50%, 06/01/47	551	593,069
3.50%, 07/01/47	5,801	6,194,472
3.50%, 08/01/47	729	781,415
3.50%, 09/01/47	3,138	3,336,841
3.50%, 10/01/47	1,136	1,245,866
3.50%, 11/01/47	2,111	2,273,050
3.50%, 12/01/47	574	609,936
3.50%, 01/01/48	3,051	3,282,382
3.50%, 02/01/48	10,501	11,250,348
3.50%, 03/01/48	206	218,053
3.50%, 04/01/48	1,141	1,220,144
3.50%, 05/01/48	144	158,805
3.50%, 06/01/48	860	911,622
3.50%, 07/01/48	1,527	1,631,374
3.50%, 11/01/48	302	320,660
3.50%, 01/01/49	1,542	1,639,724
3.50%, 02/01/49	3,885	4,230,878
3.50%, 03/01/49	647	698,678
3.50%, 04/01/49	317	346,236
3.50%, 06/01/49	11,795	12,655,226
3.50%, 07/01/49	4,322	4,589,970
3.50%, 11/01/49	702	742,367
3.50%, 03/01/50	648	685,451
3.50%, 04/01/50	2,068	2,219,605
3.50%, 05/01/50	31,271	33,184,197
3.50%, 09/14/51(n)	52,025	55,026,598
4.00%, 07/01/29	338	361,038
4.00%, 07/01/32	438	467,531
4.00%, 05/01/33	486	516,430
4.00%, 06/01/33	195	207,285
4.00%, 07/01/33	135	143,597
4.00%, 12/01/33	1,065	1,136,349
4.00%, 06/01/38	127	137,958
4.00%, 06/01/42	2,885	3,162,788
4.00%, 10/01/44	8	9,023
4.00%, 12/01/44	112	124,120
4.00%, 01/01/45	891	977,204
4.00%, 02/01/45	291	324,612

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/45	$295	$321,868
4.00%, 05/01/45	160	178,374
4.00%, 06/01/45	490	537,103
4.00%, 07/01/45	51	55,334
4.00%, 08/01/45	33	36,194
4.00%, 09/01/45	59	64,512
4.00%, 01/01/46	70	75,676
4.00%, 04/01/46	15	16,582
4.00%, 06/01/46	1,477	1,649,348
4.00%, 07/01/46	251	271,385
4.00%, 08/01/46	14	15,912
4.00%, 10/01/46	307	337,190
4.00%, 02/01/47	195	211,599
4.00%, 03/01/47	226	249,726
4.00%, 04/01/47	616	667,246
4.00%, 05/01/47	303	330,327
4.00%, 06/01/47	333	365,802
4.00%, 07/01/47	3,015	3,237,736
4.00%, 08/01/47	788	852,502
4.00%, 09/01/47	4,299	4,640,630
4.00%, 10/01/47	1,905	2,087,394
4.00%, 11/01/47	712	764,108
4.00%, 12/01/47	634	698,477
4.00%, 01/01/48	2,142	2,309,478
4.00%, 04/01/48	467	500,207
4.00%, 06/01/48	10,014	10,753,026
4.00%, 07/01/48	57	61,104
4.00%, 09/01/48	7,302	7,792,872
4.00%, 10/01/48	738	787,849
4.00%, 11/01/48	800	853,812
4.00%, 12/01/48	439	468,308
4.00%, 01/01/49	357	386,602
4.00%, 02/01/49	288	307,985
4.00%, 03/01/49	1,262	1,356,107
4.00%, 04/01/49	1,155	1,266,265
4.00%, 05/01/49	853	935,490
4.00%, 06/01/49	1,600	1,739,667
4.00%, 07/01/49	1,528	1,664,701
4.00%, 08/01/49	2,066	2,212,311
4.00%, 11/01/49	815	870,143
4.00%, 12/01/49	586	625,788
4.00%, 02/01/50	216	230,788
4.00%, 04/01/50	5,920	6,387,829
4.00%, 05/01/50	817	875,661
4.00%, 06/01/50	2,619	2,812,661
4.00%, 09/14/51(n)	9,950	10,638,662
4.50%, 06/01/41	17	18,843
4.50%, 01/01/42	14	15,196
4.50%, 09/01/42	60	66,919
4.50%, 08/01/43	150	167,691
4.50%, 04/01/44	208	231,748
4.50%, 02/01/45	70	77,749
4.50%, 08/01/45	85	94,947
4.50%, 12/01/45	66	73,618
4.50%, 02/01/46	546	611,849
4.50%, 08/01/46	7	8,124
4.50%, 10/01/46	26	28,649
4.50%, 01/01/47	10	11,441
4.50%, 03/01/47	158	174,853
4.50%, 04/01/47	536	591,076
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/47	$165	$180,405
4.50%, 10/01/47	679	750,189
4.50%, 01/01/48	1,301	1,409,715
4.50%, 02/01/48	1,169	1,301,824
4.50%, 03/01/48	179	198,504
4.50%, 04/01/48	46	50,668
4.50%, 05/01/48	296	319,229
4.50%, 06/01/48	299	330,521
4.50%, 07/01/48	141	152,779
4.50%, 08/01/48	1,203	1,321,051
4.50%, 10/01/48	1,594	1,726,367
4.50%, 11/01/48	570	614,044
4.50%, 12/01/48	2,126	2,312,490
4.50%, 01/01/49	759	817,485
4.50%, 02/01/49	975	1,049,693
4.50%, 04/01/49	1,665	1,828,922
4.50%, 05/01/49	1,372	1,479,517
4.50%, 07/01/49	696	752,288
4.50%, 08/01/49	553	597,527
4.50%, 06/01/50	2,619	2,847,317
5.00%, 06/01/39	11	12,255
5.00%, 02/01/41	34	39,004
5.00%, 04/01/41	487	556,457
5.00%, 10/01/41	18	20,576
5.00%, 01/01/42	60	68,895
5.00%, 05/01/42	40	45,672
5.00%, 09/01/47	32	35,249
5.00%, 03/01/48	298	325,294
5.00%, 04/01/48	1,172	1,279,453
5.00%, 05/01/48	167	185,402
5.00%, 07/01/48	352	389,509
5.00%, 08/01/48	350	390,232
5.00%, 09/01/48	230	251,592
5.00%, 01/01/49	594	650,782
5.00%, 04/01/49	1,333	1,469,523
5.50%, 09/01/41	886	1,031,350
5.50%, 01/01/47	724	841,376
6.00%, 07/01/41	126	149,815
6.00%, 02/01/49	321	381,171
		3,792,388,600
U.S. Government Agency Obligations — 0.5%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	55	57,298
Federal Home Loan Banks
1.50%, 08/15/24	150	155,109
2.00%, 09/09/22	250	255,265
2.50%, 12/08/23(e)	550	579,018
2.50%, 12/10/27	250	272,420
2.75%, 12/13/24	1,140	1,227,997
2.88%, 09/13/24	250	269,100
3.00%, 12/09/22	1,520	1,578,186
3.00%, 03/10/28	60	67,505
3.13%, 06/13/25	2,805	3,080,788
3.13%, 09/12/25	1,075	1,186,037
3.25%, 06/09/28	170	194,893
3.25%, 11/16/28	1,205	1,386,786
3.38%, 09/08/23	200	213,250
5.50%, 07/15/36	3,285	4,949,050
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	177,056

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
0.25%, 12/04/23	$4,120	$4,122,019
2.75%, 06/19/23	700	733,691
6.25%, 07/15/32	2,355	3,520,984
6.75%, 03/15/31	560	833,358
Federal National Mortgage Association
0.25%, 07/10/23	10,000	10,010,100
0.50%, 06/17/25	2,000	1,997,120
0.88%, 08/05/30	13,130	12,655,350
1.63%, 01/07/25	10,000	10,416,500
1.75%, 07/02/24	300	312,168
1.88%, 09/24/26	1,025	1,083,917
2.38%, 01/19/23	490	505,925
2.50%, 02/05/24	1,220	1,288,039
2.63%, 09/06/24	2,755	2,950,688
6.25%, 05/15/29	650	896,551
6.63%, 11/15/30	1,170	1,712,248
7.25%, 05/15/30	585	876,739
Tennessee Valley Authority
1.88%, 08/15/22	235	239,268
3.50%, 12/15/42	390	471,459
5.25%, 09/15/39	840	1,225,216
5.88%, 04/01/36	330	500,333
7.13%, 05/01/30	145	213,858
		72,215,289
U.S. Government Obligations — 32.2%
U.S. Treasury Note/Bond
0.13%, 05/31/22	14,000	14,006,016
0.13%, 06/30/22	1,800	1,800,844
0.13%, 09/30/22	19,500	19,506,094
0.13%, 10/31/22	6,400	6,401,500
0.13%, 11/30/22	15,500	15,502,422
0.13%, 12/31/22	54,250	54,250,000
0.13%, 01/31/23	6,400	6,399,000
0.13%, 02/28/23	33,100	33,092,242
0.13%, 03/31/23	13,300	13,294,805
0.13%, 05/31/23	10,000	9,992,578
0.13%, 06/30/23(e)	20,000	19,982,813
0.13%, 08/15/23	9,800	9,786,984
0.13%, 09/15/23	24,000	23,958,750
0.13%, 10/15/23	35,600	35,524,906
0.13%, 12/15/23	78,750	78,534,668
0.13%, 01/15/24	149,700	149,208,797
0.13%, 02/15/24(e)	28,800	28,701,000
0.25%, 11/15/23	28,000	28,017,500
0.25%, 03/15/24	33,600	33,573,750
0.25%, 05/15/24	69,200	69,075,657
0.25%, 06/15/24	66,100	65,950,243
0.25%, 08/31/25	38,250	37,768,887
0.25%, 09/30/25	51,000	50,322,656
0.25%, 10/31/25	37,800	37,262,531
0.38%, 04/15/24	82,200	82,366,969
0.38%, 07/15/24	22,000	22,018,906
0.38%, 11/30/25	73,250	72,551,836
0.38%, 12/31/25	124,500	123,206,368
0.38%, 01/31/26	132,800	131,295,626
0.38%, 09/30/27	41,500	40,245,274
0.50%, 03/15/23	24,500	24,642,598
0.50%, 02/28/26	88,500	87,946,875
0.50%, 05/31/27	3,500	3,434,102
0.50%, 08/31/27	24,000	23,476,875
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
0.50%, 10/31/27	$31,600	$30,842,094
0.63%, 07/31/26	15,000	14,946,630
0.63%, 03/31/27	2,000	1,981,406
0.63%, 11/30/27	52,500	51,581,250
0.63%, 12/31/27	66,100	64,881,281
0.63%, 05/15/30	11,500	10,980,703
0.63%, 08/15/30	71,500	68,070,234
0.75%, 04/30/26	33,500	33,638,711
0.75%, 05/31/26	7,500	7,526,953
0.75%, 01/31/28	137,400	135,800,579
0.88%, 06/30/26	52,000	52,475,313
0.88%, 11/15/30(e)	52,825	51,322,789
1.13%, 02/28/25	7,000	7,163,516
1.13%, 02/29/28(e)	72,400	73,259,750
1.13%, 02/15/31(e)	57,000	56,536,875
1.13%, 05/15/40	45,100	40,315,172
1.13%, 08/15/40	33,200	29,579,125
1.25%, 07/31/23	3,000	3,063,633
1.25%, 08/31/24	6,950	7,137,324
1.25%, 03/31/28	57,000	58,077,656
1.25%, 04/30/28	22,300	22,714,641
1.25%, 05/31/28	3,300	3,359,813
1.25%, 06/30/28	73,400	74,673,031
1.25%, 05/15/50	39,200	33,375,125
1.38%, 10/15/22	26,000	26,398,125
1.38%, 06/30/23	7,750	7,928,008
1.38%, 08/31/23	3,900	3,995,063
1.38%, 01/31/25	5,000	5,160,156
1.38%, 11/15/40	55,800	51,876,562
1.38%, 08/15/50	26,500	23,282,734
1.50%, 01/15/23	34,650	35,341,647
1.50%, 02/28/23	56,400	57,611,719
1.50%, 03/31/23	15,250	15,592,529
1.50%, 10/31/24	14,400	14,915,250
1.50%, 08/15/26	4,700	4,884,328
1.50%, 01/31/27	5,000	5,196,875
1.63%, 08/15/22	13,800	14,019,937
1.63%, 08/31/22	13,400	13,621,937
1.63%, 11/15/22	5,800	5,912,602
1.63%, 12/15/22	1,000	1,020,664
1.63%, 04/30/23	23,000	23,587,578
1.63%, 05/31/23	16,000	16,425,625
1.63%, 02/15/26	35,450	37,023,094
1.63%, 05/15/26	15,300	15,988,500
1.63%, 08/15/29(e)	5,000	5,205,469
1.63%, 05/15/31	44,000	45,615,625
1.63%, 11/15/50	50,650	47,357,750
1.75%, 05/31/22	19,200	19,467,000
1.75%, 07/15/22	30,000	30,476,953
1.75%, 09/30/22	9,700	9,886,043
1.75%, 01/31/23	22,000	22,531,953
1.75%, 05/15/23	13,000	13,367,656
1.75%, 06/30/24	4,200	4,371,938
1.75%, 07/31/24	5,400	5,626,969
1.75%, 12/31/24	10,000	10,448,438
1.75%, 11/15/29	5,100	5,359,781
1.88%, 05/31/22	24,600	24,967,078
1.88%, 07/31/22	10,750	10,941,904
1.88%, 08/31/22	35,168	35,845,157
1.88%, 09/30/22	15,100	15,410,848

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
1.88%, 10/31/22	$6,300	$6,438,797
1.88%, 07/31/26	20,000	21,160,938
1.88%, 02/15/41	63,000	63,748,125
1.88%, 02/15/51(e)	66,000	65,515,312
2.00%, 10/31/22	1,200	1,228,219
2.00%, 11/30/22	15,400	15,785,602
2.00%, 02/15/23	49,900	51,320,980
2.00%, 05/31/24	7,250	7,592,676
2.00%, 06/30/24	4,000	4,192,813
2.00%, 02/15/25	32,561	34,316,663
2.00%, 08/15/25	14,200	15,022,047
2.00%, 11/15/26	11,750	12,514,668
2.00%, 02/15/50	7,450	7,601,328
2.13%, 06/30/22	5,950	6,061,098
2.13%, 12/31/22	38,600	39,685,625
2.13%, 11/30/23	7,000	7,306,797
2.13%, 02/29/24	9,500	9,952,734
2.13%, 03/31/24	7,300	7,654,734
2.13%, 07/31/24	1,500	1,579,570
2.13%, 11/30/24	5,000	5,282,813
2.13%, 05/15/25	24,900	26,411,508
2.13%, 05/31/26	3,000	3,206,953
2.25%, 12/31/23	30,400	31,860,625
2.25%, 01/31/24	5,100	5,352,609
2.25%, 04/30/24	11,300	11,900,313
2.25%, 11/15/24	3,340	3,540,400
2.25%, 12/31/24	9,250	9,819,453
2.25%, 11/15/25	14,450	15,468,273
2.25%, 02/15/27	11,050	11,930,547
2.25%, 08/15/27	21,050	22,786,625
2.25%, 11/15/27	49,750	53,881,582
2.25%, 05/15/41	30,000	32,231,250
2.25%, 08/15/46	45,900	49,184,719
2.25%, 08/15/49	4,000	4,301,250
2.38%, 01/31/23	38,500	39,790,352
2.38%, 02/29/24	45,500	47,945,625
2.38%, 08/15/24	22,200	23,556,281
2.38%, 05/15/27	8,750	9,523,828
2.38%, 05/15/29	7,000	7,677,031
2.38%, 11/15/49	43,000	47,508,281
2.38%, 05/15/51	30,000	33,290,625
2.50%, 08/15/23	24,700	25,853,953
2.50%, 01/31/24	69,500	73,365,937
2.50%, 05/15/24	47,300	50,186,039
2.50%, 02/28/26	1,000	1,084,219
2.50%, 02/15/45	53,850	60,236,273
2.50%, 02/15/46	51,345	57,570,245
2.50%, 05/15/46	22,163	24,868,027
2.63%, 06/30/23	8,300	8,687,441
2.63%, 12/31/23	52,000	54,965,625
2.63%, 12/31/25	18,100	19,690,820
2.63%, 01/31/26	15,100	16,440,125
2.63%, 02/15/29	10,189	11,347,999
2.75%, 04/30/23	13,000	13,586,523
2.75%, 05/31/23	5,300	5,549,887
2.75%, 07/31/23	1,300	1,366,371
2.75%, 08/31/23	7,300	7,685,531
2.75%, 02/15/24	49,200	52,290,375
2.75%, 06/30/25	4,200	4,560,938
2.75%, 08/31/25	16,500	17,960,508
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
2.75%, 02/15/28	$16,000	$17,852,500
2.75%, 08/15/42	4,750	5,519,648
2.75%, 11/15/42	7,800	9,062,625
2.75%, 08/15/47	15,800	18,611,906
2.75%, 11/15/47	7,300	8,606,016
2.88%, 11/30/23	5,700	6,048,680
2.88%, 04/30/25	3,200	3,483,000
2.88%, 07/31/25	10,000	10,921,875
2.88%, 08/15/28	14,650	16,524,742
2.88%, 05/15/43	6,800	8,062,250
2.88%, 08/15/45	6,950	8,303,078
2.88%, 11/15/46	23,550	28,278,398
2.88%, 05/15/49	2,000	2,426,563
3.00%, 09/30/25	12,100	13,310,000
3.00%, 10/31/25	38,250	42,134,766
3.00%, 05/15/42	5,950	7,179,047
3.00%, 11/15/44	23,335	28,344,733
3.00%, 05/15/45	12,200	14,863,031
3.00%, 11/15/45	14,300	17,472,812
3.00%, 02/15/47	3,050	3,747,688
3.00%, 05/15/47	3,850	4,736,102
3.00%, 02/15/48	4,000	4,934,375
3.00%, 08/15/48	10,150	12,544,766
3.13%, 11/15/41	6,010	7,380,092
3.13%, 02/15/42	3,850	4,734,297
3.13%, 02/15/43	4,000	4,925,000
3.13%, 08/15/44	580	718,203
3.13%, 05/15/48	3,300	4,164,703
3.38%, 05/15/44	1,870	2,404,119
3.50%, 02/15/39	3,750	4,819,922
3.63%, 08/15/43	1,500	1,988,672
3.63%, 02/15/44	3,700	4,925,625
3.75%, 08/15/41	3,000	4,009,688
3.75%, 11/15/43	7,000	9,464,219
3.88%, 08/15/40	3,400	4,594,781
4.25%, 11/15/40	3,500	4,960,703
4.38%, 02/15/38	1,000	1,411,875
4.38%, 11/15/39	3,000	4,286,250
4.38%, 05/15/40	3,650	5,237,750
4.38%, 05/15/41	5,100	7,361,531
4.50%, 02/15/36(e)	3,400	4,774,344
4.50%, 05/15/38	2,900	4,154,703
4.50%, 08/15/39	10,000	14,471,875
4.63%, 02/15/40	2,050	3,020,867
4.75%, 02/15/41	4,350	6,552,867
5.00%, 05/15/37	500	746,016
5.25%, 11/15/28	10,500	13,635,234
5.25%, 02/15/29	1,700	2,218,500
5.50%, 08/15/28	5,500	7,192,969
6.00%, 02/15/26	1,700	2,107,867
6.38%, 08/15/27	3,400	4,508,719
6.50%, 11/15/26	1,000	1,298,281
6.63%, 02/15/27	2,000	2,633,594
7.25%, 08/15/22	500	536,543
7.63%, 11/15/22	5,000	5,478,516
		4,899,180,602
Total U.S. Government Agency Obligations — 57.7%
(Cost: $8,649,961,625)		8,763,784,491

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Shares/
	Par
Security	(000)	Value

Short-Term Investments
Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(o)(p)	1,771,648	$1,772,533,679
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(o)(p)(q)	305,491	305,490,579
		2,078,024,258
Total Short-Term Investments — 13.7%
(Cost: $2,078,011,345)		2,078,024,258
Total Investments Before TBA Sales Commitments — 114.7%
(Cost: $17,119,558,400)		17,429,074,237

TBA Sales Commitments
Mortgage-Backed Securities — (2.3)%
Government National Mortgage Association
3.00%, 08/19/51(n)	(10,000)	(10,464,453)
4.50%, 08/19/51(n)	(23,700)	(25,192,359)
Uniform Mortgage-Backed Securities
1.50%, 08/12/51(n)	(20,100)	(19,896,645)
2.00%, 08/12/51(n)	(31,675)	(32,307,262)
2.50%, 08/12/51(n)	(68,775)	(71,641,520)
3.00%, 08/12/51(n)	(84,538)	(88,616,298)
3.50%, 08/12/51(n)	(87,025)	(92,239,701)
4.00%, 08/12/51(n)	(9,950)	(10,632,444)
		(350,990,682)
Total TBA Sales Commitments — (2.3)%
(Proceeds: $(350,253,135))		(350,990,682)
Total Investments, Net of TBA Sales Commitments — 112.4%
(Cost: $16,769,305,265)		17,078,083,555
Other Assets, Less Liabilities — (12.4)%		(1,884,393,390)
Net Assets — 100.0%		$15,193,690,165

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Rounds to less than $1.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Rounds to less than 1,000.
(m)	Non-income producing security.
(n)	TBA transaction.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period-end.
(q)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$502,315,572	$1,270,431,212	(a)	$—	$(75,582)	$(137,523)	$1,772,533,679	1,771,648	$1,211,760		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	83,862,292	221,628,287	(a)	—	—	—	305,490,579	305,491	329,580	(b)	—
					$(75,582)	$(137,523)	$2,078,024,258		$1,541,340		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$37,585,825	$—	$37,585,825
Collaterized Mortgage Obligations	—	181,516,837	—	181,516,837
Corporate Bonds & Notes	—	5,497,237,852	—	5,497,237,852
Foreign Government Obligations	—	789,750,699	—	789,750,699
Municipal Debt Obligations	—	81,174,275	—	81,174,275
U.S. Government & Agency Obligations	—	8,763,784,491	—	8,763,784,491
Money Market Funds	2,078,024,258	—	—	2,078,024,258
	2,078,024,258	15,351,049,979	—	17,429,074,237

Liabilities
TBA Sales Commitments	—	(350,990,682)	—	(350,990,682)
	$2,078,024,258	$15,000,059,297	$—	$17,078,083,555

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	REIT	Real Estate Investment Trust
GO	General Obligation	SCA	Svenska Celluosa Aktiebolaget
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
JSC	Joint Stock Company	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PIK	Payment-in-kind
PJSC	Public Joint Stock Company